                    Midland National Life

                    Insurance Company

                    Separate Account C

                                    Financial Statements

                                    December 31, 2021 and 2020

Midland National Life Insurance Company

Separate Account C

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Midland National Life Insurance Company and the Policyowners of Midland National Life Insurance Company Separate Account C

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Midland National Life Insurance Company Separate Account C indicated in the table below as of December 31, 2021, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below (other than the BNY Mellon Variable Investment Fund- International Value Portfolio, which only includes a statement of changes in net assets for the period January 1, 2020 to April 30, 2020 (date of liquidation), and the Delaware Variable Insurance Portfolios-Covered Call Strategy Portfolio, which only includes a statement of changes in net assets for the period January 1, 2020 to December 11, 2020 (date of liquidation)), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Midland National Life Insurance Company Separate Account C (other than the BNY Mellon Variable Investment Fund- International Value Portfolio and Delaware Variable Insurance Portfolios-Covered Call Strategy Portfolio) as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity Variable Insurance Products- Government Money Market Portfolio (1)	VanEck Worldwide Insurance Trust- Global Resources Fund (1)
Fidelity Variable Insurance Products- High Income Portfolio (1)	VanEck Worldwide Insurance Trust- Emerging Markets Fund (1)
Fidelity Variable Insurance Products- Equity- Income Portfolio (1)	VanEck Worldwide Insurance Trust- Emerging Markets Bond Fund (1)
Fidelity Variable Insurance Products- Growth Portfolio (1)	Janus Henderson Series- Global Technology and Innovation Portfolio (1)
Fidelity Variable Insurance Products- Overseas Portfolio (1)	Janus Henderson Series- Overseas Portfolio (1)
Fidelity Variable Insurance Products- Mid Cap Portfolio (1)	Janus Henderson Series- Research Portfolio (1)
Fidelity Variable Insurance Products- Asset Manager Portfolio (1)	Janus Henderson Series- Enterprise Services Portfolio (1)
Fidelity Variable Insurance Products- Investment Grade Bond Portfolio (1)	Janus Henderson Series- Global Research Portfolio (1)
Fidelity Variable Insurance Products- Index 500 Portfolio (1)	Janus Henderson Series- Mid Cap Value Portfolio (1)
Fidelity Variable Insurance Products- Contrafund Portfolio (1)	Janus Henderson Series- Balanced Portfolio (1)
Fidelity Variable Insurance Products- Asset Manager: Growth Portfolio (1)	Janus Henderson Series- Flexible Bond Portfolio (1)

PricewaterhouseCoopers LLP, Hub Tower, 699 Walnut Street, Des Moines, Iowa 50309

T: (515) 246 3800, www.pwc.com/us

Fidelity Variable Insurance Products- Balanced Portfolio (1)	PIMCO Variable Insurance Trust- Total Return Portfolio (1)
Fidelity Variable Insurance Products- Growth & Income Portfolio (1)	PIMCO Variable Insurance Trust- Low Duration Portfolio (1)
Fidelity Variable Insurance Products- Growth Opportunities Portfolio (1)	PIMCO Variable Insurance Trust- High Yield Portfolio (1)
Fidelity Variable Insurance Products- Value Strategies Portfolio (1)	PIMCO Variable Insurance Trust- Real Return Portfolio (1)
Fidelity Variable Insurance Products- Strategic Income Portfolio (1)	PIMCO Variable Insurance Trust- All Asset Portfolio (1)
Fidelity Variable Insurance Products- Emerging Markets Portfolio (1)	PIMCO Variable Insurance Trust- Global Managed Asset Allocation Portfolio (1)
Fidelity Variable Insurance Products- Real Estate Portfolio (1)	PIMCO Variable Insurance Trust- Short-Term Portfolio (1)
Fidelity Variable Insurance Products- Funds Manager 50% Portfolio (1)	PIMCO Variable Insurance Trust- Emerging Markets Bond Portfolio (1)
Fidelity Variable Insurance Products- Funds Manager 70% Portfolio (1)	PIMCO Variable Insurance Trust- Global Bond Opportunities Portfolio (1)
Fidelity Variable Insurance Products- Funds Manager 85% Portfolio (1)	PIMCO Variable Insurance Trust- Commodity Real Return Strategy Portfolio (1)
Fidelity Variable Insurance Products- Government Money Market Portfolio Service Class 2 (1)	PIMCO Variable Insurance Trust- International Bond (USD-Hedged) Portfolio (1)
Fidelity Variable Insurance Products- International Capital Appreciation Portfolio (2)	PIMCO Variable Insurance Trust- Dynamic Bond Adv Portfolio (1)
American Century Variable Portfolios, Inc. - Balanced Fund (1)	PIMCO Variable Insurance Trust- Income Advisor Portfolio (1)
American Century Variable Portfolios, Inc. - Capital Appreciation Fund (1)	Goldman Sachs Variable Insurance Trust- Small Cap Equity Insights Fund (1)
American Century Variable Portfolios, Inc. - International Fund (1)	Goldman Sachs Variable Insurance Trust- Large Cap Value Fund (1)
American Century Variable Portfolios, Inc. - Value Fund (1)	Goldman Sachs Variable Insurance Trust- Mid Cap Value Fund (1)
American Century Variable Portfolios, Inc. - Disciplined Core Value Fund (1)	Neuberger Berman Advisors Management Trust - Mid-Cap Growth Portfolio (1)
American Century Variable Portfolios, Inc. - Inflation Protection Fund (1)	Neuberger Berman Advisors Management Trust - AMT Mid Cap Intrinsic Value Portfolio (1)
American Century Variable Portfolios, Inc. - Large Company Value Fund (1)	BNY Mellon Variable Investment Fund- Appreciation Portfolio (1)
American Century Variable Portfolios, Inc. - Mid Cap Value Fund (1)	BNY Mellon Variable Investment Fund- International Value Portfolio (4)
American Century Variable Portfolios, Inc. - Ultra Fund (1)	BNY Mellon Variable Investment Fund- Sustainable U.S. Equity Portfolio (1)

MFS Variable Insurance Trust. - Research Series (1)	Morgan Stanley Variable Institutional Funds- Emerging Markets Debt Portfolio (1)
MFS Variable Insurance Trust. - Growth Series (1)	Morgan Stanley Variable Institutional Funds- Emerging Markets Equity Portfolio (1)
MFS Variable Insurance Trust. - Investors Trust Series (1)	Morgan Stanley Variable Institutional Funds- Discovery Portfolio (1)
MFS Variable Insurance Trust. - New Discovery Series (1)	Morgan Stanley Variable Institutional Funds- U.S. Real Estate Portfolio (1)
MFS Variable Insurance Trust. - Corporate Bond Portfolio (1)	Northern Lights Variable Trust- Power Income Fund (6)
MFS Variable Insurance Trust. - Emerging Markets Equity Portfolio (1)	Northern Lights Variable Trust- Power Dividend Index Fund (1)
MFS Variable Insurance Trust. - Technology Portfolio (1)	AB Variable Products Series- Dynamic Asset Allocation Portfolio (1)
MFS Variable Insurance Trust. - Global Tactical Allocation Portfolio (1)	AB Variable Products Series- Small Cap Growth Portfolio (1)
MFS Variable Insurance Trust. - International Intrinsic Value Portfolio (1)	AB Variable Products Series- Small Mid Cap Value Portfolio (1)
MFS Variable Insurance Trust. - Utilities Series Portfolio (1)	BlackRock Variable Series Fund, Inc- Basic Value Fund (1)
MFS Variable Insurance Trust. - Blended Research Core Equity Portfolio (1)	BlackRock Variable Series Fund, Inc- Capital Appreciation Fund (1)
MFS Variable Insurance Trust. - Global Real Estate Portfolio (1)	BlackRock Variable Series Fund, Inc- Equity Dividend Fund (1)
Lord Abbett Series Fund, Inc. - Growth & Income Portfolio (1)	BlackRock Variable Series Fund, Inc- Global Allocation Fund (1)
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio (1)	BlackRock Variable Series Fund, Inc- Advantage Large Cap Core Fund (1)
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio (1)	BlackRock Variable Series Fund, Inc- Large Cap Focus Growth Fund (1)
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio (1)	BlackRock Variable Series Fund, Inc- 60/40 Target Allocation ETF Fund (1)
Lord Abbett Series Fund, Inc. - Developing Growth Portfolio (1)	BlackRock Variable Series Fund, Inc- Total Return Portfolio (1)
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio (1)	BlackRock Variable Series Fund, Inc- S&P 500 Portfolio (1)
Alger Fund – Large Cap Growth Portfolio (1)	Columbia Variable Portfolio - Contrarian Core 2 Portfolio (1)
Alger Fund – MidCap Growth Portfolio (1)	Columbia Variable Portfolio - Dividend Opportunity Portfolio (1)
Alger Fund – Capital Appreciation Portfolio (1)	Columbia Variable Portfolio - Emerging Markets Bond Portfolio (1)

Alger Fund – Small Cap Growth Portfolio (1)	Columbia Variable Portfolio - High Yield Portfoli0 (1)
Alger Fund – Capital Appreciation Portfolio Class S(1)	Columbia Variable Portfolio - Select Large-Cap Value Portfolio (1)
Calvert Variable Series, Inc. – Mid Cap Growth Portfolio (1)	Columbia Variable Portfolio - Seligman Global Tech Portfolio (1)
Calvert Variable Series, Inc. – S&P 500 Index Portfolio (1)	Columbia Variable Portfolio - US Government Mortgage Portfolio (1)
Calvert Variable Series, Inc. – SRI Balanced Portfolio (1)	Columbia Variable Portfolio - Strategic Income Portfolio (2)
Invesco Variable Insurance Funds- Technology Fund (1)	Columbia Variable Portfolio – Emerging Markets Portfolio (3)
Invesco Variable Insurance Funds- Managed Volatility Fund (1)	DWS Variable Insurance Portfolios-Equity 500 Index Portfolio (1)
Invesco Variable Insurance Funds- Diversified Dividend Fund (1)	DWS Variable Insurance Portfolios- Small Cap Index Portfolio (1)
Invesco Variable Insurance Funds- Health Care Fund (1)	DWS Variable Insurance Portfolios- Alternative Asset Allocation Portfolio (1)
Invesco Variable Insurance Funds- Global Real Estate Fund (1)	DWS Variable Insurance Portfolios- Global Small Cap Portfolio (1)
Invesco Variable Insurance Funds- International Growth Fund (1)	DWS Variable Insurance Portfolios- Small Mid Cap Value Portfolio (1)
Invesco Variable Insurance Funds-Main Street Mid Cap Fund (1)	DWS Variable Insurance Portfolios- CROCI US Portfolio (1)
Invesco Variable Insurance Funds-Core Bond Fund (1)	DWS Variable Insurance Portfolios- High Income Portfolio (3)
Invesco Variable Insurance Funds-Discovery Mid Cap Growth Fund (1)	Eaton Vance Variable Trust - Floating Rate Income Portfolio (1)
Invesco Variable Insurance Funds-Global Fund (1)	Delaware Variable Insurance Portfolios-Total Return Portfolio (1)
Invesco Variable Insurance Funds-Main Street Fund (1)	Delaware Variable Insurance Portfolios- International Portfolio (1)
Invesco Variable Insurance Funds-Main Street Small Cap Fund (1)	Delaware Variable Insurance Portfolios- Opportunity Portfolio (1)
Invesco Variable Insurance Funds-Balanced-Risk Allocation Fund (3)	Franklin Templeton Variable Insurance Products Trust- Mutual Shares Fund (1)
Invesco Variable Insurance Funds-Core Plus Bond Fund (3)	Franklin Templeton Variable Insurance Products Trust- Income Fund (1)
Invesco Variable Insurance Funds-Equity and Income Fund (3)	Franklin Templeton Variable Insurance Products Trust-Global Bond Fund (1)
Invesco Variable Insurance Funds-Small Cap Equity Fund (3)	Franklin Templeton Variable Insurance Products Trust-Foreign Fund (1)

Invesco Variable Insurance Funds-Equally Weighted S&P 500 Fund (5)	Franklin Templeton Variable Insurance Products Trust- Developing Markets Fund (1)
Invesco Variable Insurance Fund - Growth and Income Portfolio (1)	Franklin Templeton Variable Insurance Products Trust-Mutual Global Discovery Fund (1)
Invesco Variable Insurance Fund - Value Opportunities Fund (1)	Franklin Templeton Variable Insurance Products Trust-Rising Dividends Fund (1)
Invesco Variable Insurance Fund - American Value Fund (1)	Franklin Templeton Variable Insurance Products Trust-DynaTech 2 Fund (5)
J.P. Morgan Series Trust II- Core Bond Portfolio (1)	Franklin Templeton Variable Insurance Products Trust-Multi-Asset Dynamic Multi-Strategy Portfolio (1)
J.P. Morgan Series Trust II- Small Cap Core Portfolio (1)	Delaware Ivy Variable Insurance Portfolios- Asset Strategy Portfolio (1)
Rydex Variable Trust-Nova Fund (1)	Delaware Ivy Variable Insurance Portfolios- Balanced Portfolio (1)
Rydex Variable Trust- NASDAQ-100 Fund (1)	Delaware Ivy Variable Insurance Portfolios-Global Equity Income Portfolio (1)
Rydex Variable Trust- U.S. Government Money Market Fund (1)	Delaware Ivy Variable Insurance Portfolios-Energy Portfolio (1)
Rydex Variable Trust- Inverse S&P 500 Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios- Global Bond Portfolio (1)
Rydex Variable Trust- Inverse NASDAQ-100 Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios-Natural Resources Portfolio (1)
Rydex Variable Trust- Inverse Government Long Bond Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios-Growth Portfolio (1)
Rydex Variable Trust- Government Long Bond 1.2x Strategy (1)	Delaware Ivy Variable Insurance Portfolios-High Income Portfolio (1)
Rydex Variable Trust- NASDAQ-100 2x Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios- International Core Equity Portfolio (1)
Rydex Variable Trust- Inverse Dow 2x Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios-Global Growth Portfolio (1)
Rydex Variable Insurance Funds- Biotechnology Fund (1)	Delaware Ivy Variable Insurance Portfolios-Mid Cap Growth Portfolio (1)
Rydex Variable Insurance Funds- S&P 500 Pure Growth Fund (1)	Delaware Ivy Variable Insurance Portfolios-Science and Technology Portfolio (1)
Rydex Variable Insurance Funds- S&P MidCap 400 Pure Growth Fund (1)	Delaware Ivy Variable Insurance Portfolios-Small Cap Growth Portfolio (1)
Guggenheim Variable Insurance Funds - Long Short Equity Fund (1)	Delaware Ivy Variable Insurance Portfolios-SMID Cap Core Portfolio (1)
Guggenheim Variable Insurance Funds - Multi- Hedge Strategies Fund (1)	Lazard Retirement Series, Inc.- International Equity Portfolio (1)
Guggenheim Variable Insurance Funds - Global Managed Futures Strategy Fund (1)	Lazard Retirement Series, Inc.-Global Dynamic Multi Asset Portfolio (1)

Guggenheim Variable Insurance Funds - Small Cap Value Fund (1)	Legg Mason Partners Variable Equity Trust- Western Asset Variable Global High Yield Bond Portfolio (1)
ProFunds VP- Profund Access VP High Yield Fund (1)	Legg Mason Partners Variable Equity Trust- ClearBridge Variable Mid Cap Portfolio (1)
ProFunds VP- Asia 30 (1)	Legg Mason Partners Variable Equity Trust- ClearBridge Variable Dividend Strategy Portfolio (1)
ProFunds VP- Banks (1)	Legg Mason Partners Variable Equity Trust- ClearBridge Variable Small Cap Growth Portfolio (1)
ProFunds VP- Basic Materials (1)	Legg Mason Partners Variable Equity Trust- ClearBridge Variable Aggressive Growth Portfolio (1)
ProFunds VP- Bear (1)	Legg Mason Partners Variable Equity Trust- Western Asset Variable Core Bond Plus Portfolio (1)
ProFunds VP- Biotechnology (1)	Legg Mason Partners Variable Equity Trust- ClearBridge Variable Large Cap Growth Portfolio (1)
ProFunds VP- Bull (1)	Pioneer Variable Contracts Trust-Fund Portfolio (1)
ProFunds VP- Consumer Goods (1)	Pioneer Variable Contracts Trust-Bond Portfolio (1)
ProFunds VP- Consumer Services (1)	Pioneer Variable Contracts Trust- Strategic Income Portfolio (1)
ProFunds VP- Dow 30 (1)	Pioneer Variable Contracts Trust-Equity Income Portfolio (1)
ProFunds VP- Emerging Markets (1)	Pioneer Variable Contracts Trust-High Yield Portfolio (1)
ProFunds VP- Europe 30 (1)	Prudential Series Funds-PGIM Jennison Focused Blend Portfolio (1)
ProFunds VP- Falling U.S. Dollar (1)	Prudential Series Funds-Natural Resources Portfolio (1)
ProFunds VP- Financials (1)	Prudential Series Funds-Mid-Cap Growth Portfolio (1)
ProFunds VP- Health Care (1)	Royce Capital Fund- Micro-Cap Portfolio (1)
ProFunds VP- Industrials (1)	Royce Capital Fund-Small Cap Portfolio (1)
ProFunds VP- International (1)	Alps Fund- Alerian Energy Infrastructure Portfolio (1)
ProFunds VP- Internet (1)	Alps Fund-Red Rocks Global Opportunity Portfolio (1)
ProFunds VP- Japan (1)	American Funds IS- Asset Allocation Fund (1)

ProFunds VP- Large-Cap Growth (1)	American Funds IS-Washington Mutual Investors Fund (1)
ProFunds VP- Large-Cap Value (1)	American Funds IS-Ultra-Short Bond Fund (1)
ProFunds VP- Mid-Cap (1)	American Funds IS-Capital Income Builder Fund (1)
ProFunds VP- Mid-Cap Growth (1)	American Funds IS-Global Growth Fund (1)
ProFunds VP- Mid-Cap Value (1)	American Funds IS-Capital World Growth and Income Fund (1)
ProFunds VP- Government Money Market (1)	American Funds IS-Global Small Capitalization Fund (1)
ProFunds VP- Oil & Gas (1)	American Funds IS-Growth Fund (1)
ProFunds VP- NASDAQ-100 (1)	American Funds IS-Growth-Income Fund (1)
ProFunds VP- Pharmaceuticals (1)	American Funds IS-International Fund (1)
ProFunds VP- Precious Metals (1)	American Funds IS-International Growth and Income Fund (1)
ProFunds VP- Real Estate (1)	American Funds IS-New World Fund (1)
ProFunds VP- Rising Rates Opportunity (1)	American Funds IS-U.S. Government Securities Fund (1)
ProFunds VP- Semiconductor (1)	Invesco Oppenheimer-International Growth Fund (1)
ProFunds VP- Short Dow 30 (1)	T. Rowe Price- Blue Chip Growth Portfolio (1)
ProFunds VP- Short Emerging Markets (1)	T. Rowe Price- Health Sciences Portfolio (1)
ProFunds VP- Short International (1)	John Hancock Variable Insurance Trust- Financial Industries Portfolio (1)
ProFunds VP- Short Mid-Cap (1)	John Hancock Variable Insurance Trust- Fundamental All Cap Core Portfolio (1)
ProFunds VP- Short NASDAQ-100 (1)	John Hancock Variable Insurance Trust- Select Bond Portfolio (1)
ProFunds VP- Short Small-Cap (1)	John Hancock Variable Insurance Trust- Strategic Income Opportunities Portfolio (1)
ProFunds VP- Small-Cap (1)	Federated Hermes- High Income Bond Portfolio (1)
ProFunds VP- Small-Cap Growth (1)	Federated Hermes- Kaufmann Portfolio (1)
ProFunds VP- Small-Cap Value (1)	Federated Hermes- Managed Volatility Portfolio (1)
ProFunds VP- Technology (1)	Principal Variable Contracts-Blue Chip Fund (3)
ProFunds VP- Telecommunications (1)	Principal Variable Contracts-Equity Income Fund (3)
ProFunds VP- U.S. Government Plus (1)	Principal Variable Contracts-Diversified Balance Fund (3)
ProFunds VP- UltraBull (1)	Principal Variable Contracts-Diversified Growth Fund (3)

ProFunds VP- UltraBull (1)	Principal Variable Contracts-Diversified Income Fund (3)
ProFunds VP- UltraMid-Cap (1)	Delaware Variable Insurance Portfolios-Covered Call Strategy Portfolio (7)
ProFunds VP- UltraNASDAQ-100 (1)
ProFunds VP- UltraShort Dow 30 (1)
ProFunds VP- UltraShort NASDAQ-100 (1)
ProFunds VP- UltraSmall-Cap (1)

(1)	Statements of operations for the year ended December 31, 2021, and statements of changes in net assets for the years ended December 31, 2021 and 2020.

(2)	Statements of changes in net assets for the period May 1, 2020 (date of introduction) through December 31, 2020.

(3)

Statements of net assets and statements of operations for the year ended December 31, 2021, and statements of changes in net assets for the period May 1, 2021 (date of introduction) through December 31, 2021.

(4)	Statements of changes in net assets for the period January 1, 2020 through April 30, 2020 (date of liquidation)

(5)

Statements of net assets and statements of operations for the year ended December 31, 2021, and statements of changes in net assets for the period August 2, 2021 (date of introduction) through December 31, 2021.

(6)	Statements of operations and statements of changes in net assets for the period January 1, 2021 through March 18, 2021 (date of liquidation).

(7)	Statements of changes in net assets for the period January 1, 2020 through December 11, 2020 (date of liquidation)

Basis for Opinions

These financial statements are the responsibility of the Midland National Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Midland National Life Insurance Company Separate Account C based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Midland National Life Insurance Company Separate Account C in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

April  26, 2022

We have served as the auditor of one or more of the subaccounts of Midland National Life Insurance Company Separate Account C since 1993.

Midland National Life Insurance Company

Separate Account C

Statements of Net Assets

December 31, 2021

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Fidelity Variable Insurance Products
Government Money Market Portfolio	11,180,275	$11,180,276	$11,180,275
High Income Portfolio	1,173,082	6,001,277	5,927,974
Equity-Income Portfolio	285,846	6,278,662	7,336,927
Growth Portfolio	104,556	7,867,882	10,655,095
Overseas Portfolio	242,357	5,435,986	7,023,296
Mid Cap Portfolio	507,708	18,043,392	20,066,480
Asset Manager Portfolio	56,948	854,718	1,031,943
Investment Grade Bond Portfolio	307,585	4,019,640	4,023,759
Index 500 Portfolio	57,696	14,718,639	26,774,969
Contrafund Portfolio	962,597	37,698,768	50,817,963
Asset Manager: Growth Portfolio	39,943	732,154	969,478
Balanced Portfolio	160,781	3,087,506	3,990,135
Growth & Income Portfolio	73,757	1,566,079	1,912,317
Growth Opportunities Portfolio	465,882	33,646,135	36,217,102
Value Strategies Portfolio	251,005	3,382,474	4,164,179
Strategic Income Portfolio	1,448,796	16,668,428	16,820,518
Emerging Markets Portfolio	498,522	6,573,618	6,271,407
Real Estate Portfolio	1,072,182	19,920,286	25,046,160
Funds Manager 50% Portfolio	593,636	7,313,007	8,578,042
Funds Manager 70% Portfolio	356,632	4,527,704	5,517,097
Funds Manager 85% Portfolio	100,969	1,279,608	1,580,166
Government Money Market Portfolio Service Class 2	3,739,334	3,739,334	3,739,334
International Capital Appreciation Portfolio	126,408	2,940,528	3,047,690
American Century Variable Portfolios, Inc.
Balanced Fund	464,997	3,995,720	4,445,373
Capital Appreciation Fund	146,738	2,227,301	2,743,993
International Fund	248,536	2,840,014	3,687,149
Value Fund	6,096,511	66,056,943	83,459,581
Disciplined Core Value Fund	633,967	6,404,776	6,796,119
Inflation Protection Fund	961,668	10,511,721	10,982,251
Large Company Value Fund	29,340	490,009	581,814
Mid Cap Value Fund	1,613,681	33,349,986	40,422,702
Ultra Fund	269,064	6,587,552	8,190,316
MFS Variable Insurance Trust
Research Series	13,636	488,288	522,728
Growth Series	28,909	1,813,951	2,249,571
Investors Trust Series	14,216	507,773	629,438
New Discovery Series	439,325	8,498,399	8,911,462
Corporate Bond Portfolio	577,110	6,993,827	6,786,809
Emerging Markets Equity Portfolio	315,926	5,019,392	4,978,993
Technology Portfolio	325,664	8,216,382	10,190,011
Global Tactical Allocation Portfolio	95,099	1,452,010	1,431,242
International Intrinsic Value Portfolio	505,342	14,740,201	18,677,437
Utilities Series Portfolio	312,948	10,069,015	11,760,574
Blended Research Core Equity Portfolio	44,006	2,529,538	2,979,636
Global Real Estate Portfolio	25,137	481,949	570,615

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Net Assets

December 31, 2021

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	51,165	1,814,040	2,048,656
Mid-Cap Stock Portfolio	72,719	1,804,574	2,037,574
Bond-Debenture Portfolio	2,572,033	31,920,192	31,636,001
Fundamental Equity Portfolio	123,841	2,171,899	2,490,443
Developing Growth Portfolio	213,004	8,539,678	7,369,944
Short Duration Income Portfolio	1,580,554	22,688,768	22,270,009
Alger Fund
LargeCap Growth Portfolio	78,361	5,682,165	6,353,515
MidCap Growth Portfolio	246,295	6,191,329	5,462,834
Capital Appreciation Portfolio	46,410	4,076,898	4,377,840
SmallCap Growth Portfolio	32,499	803,992	906,085
Capital Appreciation Portfolio Class S	626,059	50,536,446	53,315,224
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	96,893	3,149,641	3,630,609
S&P 500 Index Portfolio	12,073	1,942,171	2,415,998
SRI Balanced Portfolio	2,155,932	5,460,675	5,971,931
Invesco Variable Insurance Funds
Technology Fund	35,926	1,133,543	1,368,074
Managed Volatility Fund	-	-	-
Diversified Dividend Fund	33,493	922,820	998,265
Health Care Fund	36,016	1,043,121	1,219,513
Global Real Estate Fund	7,560	117,621	132,519
International Growth Fund	4,862	195,055	197,995
Main Street Mid Cap Fund	20,424	218,604	256,318
Core Bond Fund	559,635	4,514,413	4,303,595
Discovery Mid Cap Growth Fund	70,122	6,485,706	7,275,896
Global Fund	128,030	5,813,882	7,192,700
Main Street Fund	310,525	9,036,181	10,955,312
Main Street Small Cap Fund	256,802	6,674,041	7,917,219
Balanced-Risk Allocation Fund	21,712	238,157	229,058
Core Plus Bond Fund	50,644	337,530	328,678
Equity and Income Fund	176,409	3,595,021	3,629,645
Small Cap Equity Fund	68,242	1,515,968	1,484,271
Equally Weighted S&P 500 Fund	50,044	1,446,083	1,497,330
Growth and Income Portfolio	23,734	454,899	561,551
Value Opportunities Fund	-	-	-
American Value Fund	5,977	98,348	118,886
J.P. Morgan Series Trust II
Core Bond Portfolio	157,378	1,778,709	1,784,669
Small Cap Core Portfolio	103,323	2,344,150	2,934,365
Rydex Variable Trust
Nova Fund	6,575	910,954	1,293,247
NASDAQ-100 Fund	30,599	1,781,426	2,230,090
U.S. Government Money Market Fund	127,182	127,182	127,182
Inverse S&P 500 Strategy Fund	26,554	962,080	825,814
Inverse NASDAQ-100 Strategy Fund	974	27,137	18,377
Inverse Government Long Bond Strategy Fund	77	5,937	5,186
Government Long Bond 1.2x Strategy	4,024	169,234	154,236

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Net Assets

December 31, 2021

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
NASDAQ-100 2x Strategy Fund	-	-	-
Inverse Dow 2x Strategy Fund	-	-	-
Rydex Variable Insurance Funds
Biotechnology Fund	48,384	4,537,756	4,793,871
S&P 500 Pure Growth Fund	71,586	3,989,647	5,017,447
S&P MidCap 400 Pure Growth Fund	35,781	1,398,200	1,675,612
Guggenheim Variable Insurance Funds
Long Short Equity Fund	55,404	785,261	981,206
Multi-Hedge Strategies Fund	57,782	1,431,314	1,560,693
Global Managed Futures Strategy Fund	16,998	291,689	276,221
Small Cap Value Fund	100,689	4,106,501	4,701,156
ProFunds VP
Profund Access VP High Yield Fund	1,374	37,217	36,416
Asia 30	1,539	105,192	81,968
Banks	2,324	66,165	73,496
Basic Materials	535	35,917	45,430
Bear	437	10,219	6,363
Biotechnology	3,030	226,793	286,221
Bull	9,697	583,529	681,633
Consumer Goods	2,642	143,145	183,489
Consumer Services	1,854	133,740	143,440
Dow 30	3,537	89,146	84,542
Emerging Markets	1,440	38,554	43,271
Europe 30	1,605	37,788	41,130
Falling U.S. Dollar	1,453	25,299	24,053
Financials	645	29,208	32,504
Health Care	2,214	161,603	186,097
Industrials	1,072	93,349	107,192
International	1,951	41,353	43,566
Internet	7,234	351,801	371,127
Japan	815	41,099	46,278
Large-Cap Growth	16,283	1,095,768	1,399,490
Large-Cap Value	8,762	362,190	432,135
Mid-Cap	6,174	120,380	132,550
Mid-Cap Growth	6,850	301,746	347,684
Mid-Cap Value	2,196	92,485	110,789
Government Money Market	2,299,091	2,299,091	2,299,091
Oil & Gas	8,790	220,381	246,480
NASDAQ-100	7,660	485,859	565,844
Pharmaceuticals	1,626	60,286	68,568
Precious Metals	13,185	368,845	370,892
Real Estate	2,026	128,532	161,457
Rising Rates Opportunity	450	22,096	12,488
Semiconductor	1,749	118,745	195,084
Short Dow 30	72	2,383	1,587
Short Emerging Markets	-	-	-
Short International	205	7,777	5,154
Short Mid-Cap	184	3,222	1,398
Short NASDAQ-100	-	-	-
Short Small-Cap	83	3,212	1,865

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Net Assets

December 31, 2021

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Small-Cap	4,595	162,022	198,511
Small-Cap Growth	5,045	184,847	206,794
Small-Cap Value	2,079	95,295	113,262
Technology	4,588	326,361	426,262
Telecommunications	111	3,591	4,192
U.S. Government Plus	15,132	430,653	344,411
UltraBull	28,019	991,601	1,300,929
UltraMid-Cap	10,188	540,279	753,391
UltraNASDAQ-100	14,331	1,058,969	1,423,356
UltraShort Dow 30	140	671	517
UltraShort NASDAQ-100	44	2,842	475
UltraSmall-Cap	14,656	332,766	384,718
Utilities	2,007	90,589	85,218
VanEck Worldwide Insurance Trust
Global Resources Fund	229,196	5,004,285	5,998,442
Emerging Markets Fund	88,648	1,284,289	1,276,537
Emerging Markets Bond Fund	49,814	417,730	400,505
Janus Henderson Series
Global Technology and Innovation Portfolio	685,623	12,688,664	14,336,384
Overseas Portfolio	29,179	1,054,833	1,196,911
Research Portfolio	5,213	210,612	283,269
Enterprise Services Portfolio	424,281	32,254,883	39,241,724
Global Research Portfolio	23,936	1,372,562	1,659,012
Mid Cap Value Portfolio	234,436	3,674,005	4,304,237
Balanced Portfolio	1,690,465	73,472,193	89,831,295
Flexible Bond Portfolio	829,119	11,027,609	11,002,406
PIMCO Variable Insurance Trust
Total Return Portfolio	4,056,105	45,282,532	43,643,688
Low Duration Portfolio	3,632,164	37,256,622	37,157,037
High Yield Portfolio	1,283,871	10,080,047	10,193,934
Real Return Portfolio	2,012,756	26,077,852	28,158,458
All Asset Portfolio	330,234	3,606,046	3,850,527
Global Managed Asset Allocation Portfolio	93,121	1,147,650	1,209,638
Short-Term Portfolio	4,309,321	44,319,181	44,386,005
Emerging Markets Bond Portfolio	164,441	2,086,161	2,058,796
Global Bond Opportunities Portfolio	9,593	111,173	104,951
Commodity Real Return Strategy Portfolio	843,692	5,799,578	6,614,547
International Bond (USD-Hedged) Portfolio	260,590	2,879,540	2,801,341
Dynamic Bond Adv Portfolio	249,733	2,596,256	2,577,240
Income Advisor Portfolio	3,278,910	35,170,546	35,772,908
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	145,776	1,955,413	1,906,749
Large Cap Value Fund	65,065	643,394	648,703
Mid Cap Value Fund	210,599	3,396,526	4,110,887

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Net Assets

December 31, 2021

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	29,632	1,010,802	1,067,354
AMT Mid Cap Intrinsic Value Portfolio	25,922	492,433	526,999
BNY Mellon Variable Investment Fund
Appreciation Portfolio	11,701	522,426	619,698
Sustainable U.S. Equity Portfolio	317	11,474	18,105
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	4,547	34,109	32,468
Emerging Markets Equity Portfolio	9,866	152,247	177,988
Discovery Portfolio	6,299	97,443	101,040
U.S. Real Estate Portfolio	3,145	60,468	73,352
Northern Lights Variable Trust
Power Income Fund	-	-	-
Power Dividend Index Fund	49,854	650,735	834,562
AB Variable Products Series
Dynamic Asset Allocation Portfolio	225,975	2,892,233	3,355,731
Small Cap Growth Portfolio	1,057	27,488	22,574
Small Mid Cap Value Portfolio	275,155	5,362,260	6,375,347
BlackRock Variable Series Fund, Inc.
Basic Value Fund	247,681	3,410,127	3,425,421
Capital Appreciation Fund	132,057	1,180,532	1,294,158
Equity Dividend Fund	2,357,546	27,788,255	28,620,603
Global Allocation Fund	1,171,502	17,231,981	16,846,204
Advantage Large Cap Core Fund	24,543	618,037	556,640
Large Cap Focus Growth Fund	730,483	13,674,023	15,478,943
60/40 Target Allocation ETF Fund	632,054	8,250,439	8,810,834
Total Return Portfolio	152,871	1,856,500	1,808,464
S&P 500 Portfolio	62,976	1,520,986	2,007,678
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	194,040	5,633,244	7,709,215
Dividend Opportunity Portfolio	166,822	4,653,978	6,115,703
Emerging Markets Bond Portfolio	621,698	6,041,739	5,819,091
High Yield Portfolio	931,917	6,190,752	6,309,076
Select Large-Cap Value Portfolio	119,787	4,041,586	4,356,661
Seligman Global Tech Portfolio	356,940	9,927,094	12,396,518
US Government Mortgage Portfolio	228,309	2,431,909	2,353,868
Strategic Income Portfolio	346,001	1,499,853	1,453,203
Emerging Markets Portfolio	16,281	335,357	312,265
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	1,637,031	37,380,759	49,438,343
Small Cap Index Portfolio	474,660	7,687,774	8,842,916
Alternative Asset Allocation Portfolio	79,954	1,046,736	1,208,102
Global Small Cap Portfolio	23,524	225,164	306,984

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Net Assets

December 31, 2021

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Small Mid Cap Value Portfolio	358,800	4,549,297	5,547,055
CROCI US Portfolio	11,840	167,364	190,740
High Income Portfolio	26,504	163,508	164,326
Eaton Vance Variable Trust
Floating Rate Income Portfolio	2,190,668	19,766,797	19,913,170
Delaware Variable Insurance Portfolios
Total Return Portfolio	13,983	169,191	199,819
International Portfolio	62,801	1,236,356	1,247,847
Opportunity Portfolio	531,261	7,935,344	10,880,222
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	314,611	5,604,888	6,040,536
Income Fund	1,481,333	22,895,787	24,827,136
Global Bond Fund	2,261,073	34,700,454	29,687,890
Foreign Fund	2,846,134	38,593,644	38,678,960
Developing Markets Fund	275,627	2,565,598	2,940,940
Mutual Global Discovery Fund	315,343	5,591,693	6,183,879
Rising Dividends Fund	827,638	22,860,000	29,314,921
DynaTech 2 Fund	108,507	1,319,054	1,285,808
Multi-Asset Dynamic Multi-Strategy Portfolio	30,700	381,321	415,063
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	336,315	3,002,667	3,426,651
Balanced Portfolio	841,649	6,417,706	7,902,075
Global Equity Income Portfolio	170,847	1,088,653	1,176,882
Energy Portfolio	486,500	1,477,111	1,689,275
Global Bond Portfolio	104,817	530,486	526,885
Natural Resources Portfolio	192,580	680,324	792,523
Growth Portfolio	327,442	3,667,986	4,862,843
High Income Portfolio	3,598,221	11,768,033	12,207,324
International Core Equity Portfolio	438,019	7,054,721	8,091,297
Global Growth Portfolio	205,115	705,853	987,361
Mid Cap Growth Portfolio	847,219	12,455,439	15,115,909
Science and Technology Portfolio	626,306	18,760,839	18,479,733
Small Cap Growth Portfolio	569,636	5,338,817	6,230,393
SMID Cap Core Portfolio	760,831	10,662,682	12,726,961
Lazard Retirement Series, Inc.
International Equity Portfolio	93,955	953,752	1,033,501
Global Dynamic Multi Asset Portfolio	99,637	1,330,195	1,466,656
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	292,046	2,221,274	2,172,825
ClearBridge Variable Mid Cap Portfolio	529,721	12,522,949	15,388,407
ClearBridge Variable Dividend Strategy Portfolio	1,730,308	37,260,502	44,503,516
ClearBridge Variable Small Cap Growth Portfolio	205,047	6,516,525	6,932,627
ClearBridge Variable Aggressive Growth Portfolio	42,986	1,165,087	1,005,438
Western Asset Variable Core Bond Plus Portfolio	14,726,700	86,318,183	87,623,863
ClearBridge Variable Large Cap Growth Portfolio	646,453	21,311,567	27,674,651
Pioneer Variable Contracts Trust
Fund Portfolio	52,205	839,421	1,042,537
Bond Portfolio	4,983,561	55,475,213	56,314,245
Strategic Income Portfolio	1,410,365	14,388,136	14,710,111

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Net Assets

December 31, 2021

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Equity Income Portfolio	754,337	12,323,663	14,747,291
High Yield Portfolio	107,043	983,372	985,864
Prudential Series Funds
PGIM Jennison Focused Blend Portfolio	9,975	236,059	547,410
Natural Resources Portfolio	16,147	374,037	529,150
Mid-Cap Growth Portfolio	7,435	113,651	211,525
Royce Capital Fund
Micro-Cap Portfolio	25,292	296,571	363,453
Small Cap Portfolio	914,932	7,314,872	8,417,375
Alps Fund
Alerian Energy Infrastructure Portfolio	257,417	2,091,722	2,270,421
Red Rocks Global Opportunity Portfolio	125,747	1,784,927	2,187,991
American Funds IS
Asset Allocation Fund	4,172,034	101,712,851	119,153,303
Washington Mutual Investors Fund	2,803,657	38,907,733	49,652,767
Ultra-Short Bond Fund	1,800,238	19,927,278	19,802,623
Capital Income Builder Fund	1,629,796	16,981,028	19,785,719
Global Growth Fund	681,911	25,038,104	30,392,788
Capital World Growth and Income Fund	1,100,333	16,717,885	19,850,007
Global Small Capitalization Fund	243,167	6,819,145	8,014,793
Growth Fund	524,966	49,801,554	64,985,480
Growth-Income Fund	999,628	53,163,461	65,545,627
International Fund	511,391	10,730,865	11,409,124
International Growth and Income Fund	480,222	8,526,215	9,234,676
New World Fund	1,299,399	32,667,392	40,593,240
U.S. Government Securities Fund	2,809,577	34,699,890	32,366,325
Invesco Oppenheimer
International Growth Fund	7,728,313	21,253,867	23,648,637
T. Rowe Price
Blue Chip Growth Portfolio	1,442,811	59,237,037	72,818,683
Health Sciences Portfolio	521,627	26,678,264	31,918,351
John Hancock Variable Insurance Trust
Financial Industries Portfolio	196,984	2,942,194	3,193,107
Fundamental All Cap Core Portfolio	14,519	522,578	526,161
Select Bond Portfolio	29,293	420,355	408,926
Strategic Income Opportunities Portfolio	60,635	844,710	856,163
Federated Hermes
High Income Bond Portfolio	184,145	1,145,658	1,169,323
Kaufmann Portfolio	260,704	5,834,794	5,839,773
Managed Volatility Portfolio	35,922	430,645	463,399
Principal Variable Contracts
Blue Chip Fund	6,470	82,419	82,878
Equity Income Fund	3,964	131,032	135,176
Diversified Balance Fund	17,481	313,502	315,354
Diversified Growth Fund	12,305	255,744	265,780
Diversified Income Fund	51,502	795,534	780,251

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Operations

Year Ended December 31, 2021

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$981	$-	$981	$115,393	$666	$116,059	$(115,078)	$-	$-	$-	$(115,078)
High Income Portfolio	322,278	-	322,278	80,232	463	80,695	241,583	24,581	(81,037)	(56,456)	185,127
Equity-Income Portfolio	124,052	794,134	918,186	96,653	1,646	98,299	819,887	175,057	469,551	644,608	1,464,495
Growth Portfolio	-	2,055,287	2,055,287	134,414	4,153	138,567	1,916,720	417,141	(462,929)	(45,788)	1,870,932
Overseas Portfolio	23,569	505,996	529,565	93,356	637	93,993	435,572	719,447	(50,128)	669,319	1,104,891
Mid Cap Portfolio	72,886	3,111,158	3,184,044	239,325	1,538	240,863	2,943,181	1,136,641	(332,910)	803,731	3,746,912
Asset Manager Portfolio	15,609	5,691	21,300	15,885	353	16,238	5,062	30,342	49,669	80,011	85,073
Investment Grade Bond Portfolio	73,241	104,139	177,380	46,971	578	47,549	129,831	19,323	(224,648)	(205,325)	(75,494)
Index 500 Portfolio	277,963	190,765	468,728	337,238	3,274	340,512	128,216	2,087,174	3,793,166	5,880,340	6,008,556
Contrafund Portfolio	14,614	5,800,102	5,814,716	600,051	4,174	604,225	5,210,491	2,861,712	2,261,077	5,122,789	10,333,280
Asset Manager: Growth Portfolio	12,805	13,345	26,150	13,508	360	13,868	12,282	23,839	71,891	95,730	108,012
Balanced Portfolio	31,042	290,046	321,088	52,998	353	53,351	267,737	213,168	123,377	336,545	604,282
Growth & Income Portfolio	42,681	79,967	122,648	25,836	725	26,561	96,087	116,468	162,124	278,592	374,679
Growth Opportunities Portfolio	-	2,250,214	2,250,214	363,503	1,929	365,432	1,884,782	2,718,639	(2,684,522)	34,117	1,918,899
Value Strategies Portfolio	49,097	326,512	375,609	54,860	125	54,985	320,624	264,784	472,374	737,158	1,057,782
Strategic Income Portfolio	403,509	258,117	661,626	199,359	846	200,205	461,421	73,260	(214,816)	(141,556)	319,865
Emerging Markets Portfolio	123,553	674,286	797,839	79,405	181	79,586	718,253	392,933	(1,369,861)	(976,928)	(258,675)
Real Estate Portfolio	208,533	135,105	343,638	279,565	1,352	280,917	62,721	299,605	6,402,721	6,702,326	6,765,047
Funds Manager 50% Portfolio	85,693	169,546	255,239	112,496	246	112,742	142,497	778,972	(179,087)	599,885	742,382
Funds Manager 70% Portfolio	44,726	61,090	105,816	63,519	401	63,920	41,896	45,951	492,890	538,841	580,737
Funds Manager 85% Portfolio	11,786	33,659	45,445	18,416	75	18,491	26,954	15,154	155,032	170,186	197,140
Government Money Market Portfolio Service Class 2	444	-	444	58,580	301	58,881	(58,437)	-	-	-	(58,437)
International Capital Appreciation Portfolio	-	111,637	111,637	23,775	88	23,863	87,774	42,107	57,017	99,124	186,898
American Century Variable Portfolios, Inc.
Balanced Fund	19,603	137,543	157,146	47,746	116	47,862	109,284	175,222	170,384	345,606	454,890
Capital Appreciation Fund	-	299,320	299,320	37,161	540	37,701	261,619	70,792	(119,767)	(48,975)	212,644
International Fund	1,578	113,978	115,556	60,533	362	60,895	54,661	311,617	(112,381)	199,236	253,897
Value Fund	1,228,975	-	1,228,975	988,063	4,671	992,734	236,241	4,042,930	10,578,004	14,620,934	14,857,175
Disciplined Core Value Fund	43,447	547,907	591,354	68,984	221	69,205	522,149	118,550	107,887	226,437	748,586
Inflation Protection Fund	250,273	-	250,273	96,956	221	97,177	153,096	203,539	17,933	221,472	374,568
Large Company Value Fund	7,351	-	7,351	12,138	-	12,138	(4,787)	40,308	53,429	93,737	88,950
Mid Cap Value Fund	380,287	-	380,287	467,536	1,627	469,163	(88,876)	877,223	5,842,415	6,719,638	6,630,762
Ultra Fund	-	459,330	459,330	110,503	163	110,666	348,664	1,177,649	(196,471)	981,178	1,329,842
MFS Variable Insurance Trust
Research Series	2,251	26,904	29,155	7,781	293	8,074	21,081	111,536	(29,737)	81,799	102,880
Growth Series	-	350,322	350,322	30,606	679	31,285	319,037	240,804	(162,361)	78,443	397,480
Investors Trust Series	3,061	19,102	22,163	7,955	118	8,073	14,090	32,519	60,251	92,770	106,860
New Discovery Series	-	1,570,982	1,570,982	119,037	986	120,023	1,450,959	477,495	(1,876,578)	(1,399,083)	51,876
Corporate Bond Portfolio	186,226	135,524	321,750	87,311	239	87,550	234,200	134,896	(563,964)	(429,068)	(194,868)
Emerging Markets Equity Portfolio	13,383	430	13,813	59,391	182	59,573	(45,760)	23,226	(406,263)	(383,037)	(428,797)
Technology Portfolio	-	550,567	550,567	127,909	530	128,439	422,128	1,127,397	(462,970)	664,427	1,086,555
Global Tactical Allocation Portfolio	10,567	61,371	71,938	17,619	93	17,712	54,226	(1,608)	(34,497)	(36,105)	18,121
International Intrinsic Value Portfolio	23,814	461,771	485,585	220,872	544	221,416	264,169	998,732	188,802	1,187,534	1,451,703
Utilities Series Portfolio	181,705	409,556	591,261	147,939	664	148,603	442,658	610,706	329,823	940,529	1,383,187
Blended Research Core Equity Portfolio	21,707	165,234	186,941	29,068	79	29,147	157,794	75,047	284,229	359,276	517,070
Global Real Estate Portfolio	5,133	-	5,133	5,419	17	5,436	(303)	33,500	76,109	109,609	109,306

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Operations

Year Ended December 31, 2021

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	20,416	209,369	229,785	26,153	409	26,562	203,223	52,311	187,795	240,106	443,329
Mid-Cap Stock Portfolio	11,156	180,195	191,351	29,668	454	30,122	161,229	150,458	156,910	307,368	468,597
Bond-Debenture Portfolio	952,988	504,179	1,457,167	364,413	1,361	365,774	1,091,393	239,710	(864,772)	(625,062)	466,331
Fundamental Equity Portfolio	20,401	105,389	125,790	27,566	123	27,689	98,101	55,345	329,771	385,116	483,217
Developing Growth Portfolio	-	1,856,570	1,856,570	97,532	237	97,769	1,758,801	580,049	(2,704,863)	(2,124,814)	(366,013)
Short Duration Income Portfolio	495,630	-	495,630	271,056	1,123	272,179	223,451	36,916	(410,206)	(373,290)	(149,839)
Alger Fund
LargeCap Growth Portfolio	-	1,419,931	1,419,931	94,412	305	94,717	1,325,214	904,379	(1,512,946)	(608,567)	716,647
MidCap Growth Portfolio	-	1,922,049	1,922,049	81,717	414	82,131	1,839,918	594,410	(2,268,915)	(1,674,505)	165,413
Capital Appreciation Portfolio	-	911,168	911,168	62,450	540	62,990	848,178	388,540	(545,331)	(156,791)	691,387
SmallCap Growth Portfolio	-	297,963	297,963	13,997	173	14,170	283,793	37,277	(390,645)	(353,368)	(69,575)
Capital Appreciation Portfolio Class S	-	12,031,059	12,031,059	680,230	3,000	683,230	11,347,829	3,437,726	(6,322,940)	(2,885,214)	8,462,615
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	8,072	174,030	182,102	50,832	105	50,937	131,165	131,401	222,701	354,102	485,267
S&P 500 Index Portfolio	34,315	125,027	159,342	30,652	41	30,693	128,649	241,486	163,365	404,851	533,500
SRI Balanced Portfolio	60,734	156,740	217,474	54,800	251	55,051	162,423	52,880	294,010	346,890	509,313
Invesco Variable Insurance Funds
Technology Fund	-	124,589	124,589	20,537	-	20,537	104,052	336,482	(263,780)	72,702	176,754
Managed Volatility Fund	13,680	-	13,680	3,085	-	3,085	10,595	46,465	(5,831)	40,634	51,229
Diversified Dividend Fund	20,604	3,740	24,344	13,464	19	13,483	10,861	48,965	92,846	141,811	152,672
Health Care Fund	2,513	130,725	133,238	17,183	13	17,196	116,042	112,085	(100,707)	11,378	127,420
Global Real Estate Fund	3,227	-	3,227	3,399	-	3,399	(172)	269	24,751	25,020	24,848
International Growth Fund	2,136	13,759	15,895	7,371	-	7,371	8,524	29,096	(29,794)	(698)	7,826
Main Street Mid Cap Fund	684	-	684	7,294	-	7,294	(6,610)	(4,494)	64,099	59,605	52,995
Core Bond Fund	76,858	158,969	235,827	52,841	134	52,975	182,852	41,838	(350,636)	(308,798)	(125,946)
Discovery Mid Cap Growth Fund	-	707,631	707,631	66,795	182	66,977	640,654	312,583	(136,893)	175,690	816,344
Global Fund	-	360,526	360,526	87,812	221	88,033	272,493	281,409	308,395	589,804	862,297
Main Street Fund	51,207	582,145	633,352	128,888	301	129,189	504,163	230,635	1,534,490	1,765,125	2,269,288
Main Street Small Cap Fund	12,947	452,700	465,647	84,065	159	84,224	381,423	305,867	400,348	706,215	1,087,638
Balanced-Risk Allocation Fund	5,428	5,840	11,268	570	-	570	10,698	(39)	(9,099)	(9,138)	1,560
Core Plus Bond Fund	3,405	7,968	11,373	852	1	853	10,520	(4,683)	(8,852)	(13,535)	(3,015)
Equity and Income Fund	41,866	24,176	66,042	13,354	83	13,437	52,605	432	34,624	35,056	87,661
Small Cap Equity Fund	26	56,550	56,576	4,440	8	4,448	52,128	(503)	(31,698)	(32,201)	19,927
Equally Weighted S&P 500 Fund	10,026	-	10,026	3,876	4	3,880	6,146	64	51,248	51,312	57,458
Growth and Income Portfolio	6,735	-	6,735	14,468	-	14,468	(7,733)	30,847	99,657	130,504	122,771
Value Opportunities Fund	32	200	232	227	-	227	5	10,561	(4,420)	6,141	6,146
American Value Fund	269	-	269	2,917	-	2,917	(2,648)	9,556	18,413	27,969	25,321
J.P. Morgan Series Trust II
Core Bond Portfolio	34,615	25,224	59,839	24,947	-	24,947	34,892	15,384	(99,090)	(83,706)	(48,814)
Small Cap Core Portfolio	15,588	75,344	90,932	41,615	-	41,615	49,317	189,159	234,817	423,976	473,293
Rydex Variable Trust
Nova Fund	2,707	32,416	35,123	21,292	-	21,292	13,831	184,009	160,568	344,577	358,408
NASDAQ-100 Fund	-	129,610	129,610	37,608	-	37,608	92,002	545,202	(172,611)	372,591	464,593
U.S. Government Money Market Fund	1	-	1	1,332	-	1,332	(1,331)	-	-	-	(1,331)
Inverse S&P 500 Strategy Fund	-	-	-	8,557	-	8,557	(8,557)	(9,597)	(83,900)	(93,497)	(102,054)
Inverse NASDAQ-100 Strategy Fund	-	-	-	452	-	452	(452)	(7,499)	2,660	(4,839)	(5,291)
Inverse Government Long Bond Strategy Fund	-	-	-	161	-	161	(161)	(2,369)	2,057	(312)	(473)
Government Long Bond 1.2x Strategy	616	-	616	2,236	-	2,236	(1,620)	(34,176)	(4,499)	(38,675)	(40,295)

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Operations

Year Ended December 31, 2021

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
NASDAQ-100 2x Strategy Fund	-	-	-	-	-	-	-	-	-	-	-
Inverse Dow 2x Strategy Fund	-	-	-	-	-	-	-	-	-	-	-
Rydex Variable Insurance Funds
Biotechnology Fund	-	559,293	559,293	80,512	407	80,919	478,374	599,363	(1,025,944)	(426,581)	51,793
S&P 500 Pure Growth Fund	-	17,068	17,068	53,281	271	53,552	(36,484)	285,972	692,705	978,677	942,193
S&P MidCap 400 Pure Growth Fund	-	135,590	135,590	21,689	54	21,743	113,847	74,675	(4,442)	70,233	184,080
Guggenheim Variable Insurance Funds
Long Short Equity Fund	6,210	-	6,210	12,714	26	12,740	(6,530)	23,480	184,352	207,832	201,302
Multi-Hedge Strategies Fund	-	44,328	44,328	23,400	192	23,592	20,736	78,900	27,164	106,064	126,800
Global Managed Futures Strategy Fund	-	3,603	3,603	3,641	22	3,663	(60)	(2,723)	1,656	(1,067)	(1,127)
Small Cap Value Fund	32,956	-	32,956	54,394	226	54,620	(21,664)	(35,947)	808,125	772,178	750,514
ProFunds VP
Profund Access VP High Yield Fund	954	-	954	1,016	-	1,016	(62)	(64)	(787)	(851)	(913)
Asia 30	-	14,598	14,598	2,543	-	2,543	12,055	2,104	(40,526)	(38,422)	(26,367)
Banks	664	-	664	2,351	-	2,351	(1,687)	16,182	822	17,004	15,317
Basic Materials	265	2,126	2,391	1,341	-	1,341	1,050	3,727	6,178	9,905	10,955
Bear	-	444	444	607	-	607	(163)	(31,999)	24,912	(7,087)	(7,250)
Biotechnology	-	1,683	1,683	7,267	-	7,267	(5,584)	2,334	34,114	36,448	30,864
Bull	-	32,480	32,480	12,629	-	12,629	19,851	24,946	55,257	80,203	100,054
Consumer Goods	929	13,184	14,113	4,414	-	4,414	9,699	17,688	(5,378)	12,310	22,009
Consumer Services	-	10,552	10,552	3,479	-	3,479	7,073	5,068	(1,475)	3,593	10,666
Dow 30	-	9,737	9,737	1,938	-	1,938	7,799	(8,049)	12,670	4,621	12,420
Emerging Markets	-	-	-	1,353	-	1,353	(1,353)	1,673	(11,315)	(9,642)	(10,995)
Europe 30	360	-	360	829	-	829	(469)	1,731	6,446	8,177	7,708
Falling U.S. Dollar	-	532	532	621	-	621	(89)	(1,124)	(1,803)	(2,927)	(3,016)
Financials	379	6,979	7,358	1,613	-	1,613	5,745	4,577	159	4,736	10,481
Health Care	91	18,815	18,906	5,646	-	5,646	13,260	5,826	14,402	20,228	33,488
Industrials	-	9,394	9,394	3,831	-	3,831	5,563	27,877	(12,859)	15,018	20,581
International	-	-	-	1,204	-	1,204	(1,204)	2,026	3,344	5,370	4,166
Internet	-	57,026	57,026	10,536	-	10,536	46,490	15,011	(54,467)	(39,456)	7,034
Japan	-	6,408	6,408	958	-	958	5,450	307	(4,957)	(4,650)	800
Large-Cap Growth	-	158,139	158,139	26,559	-	26,559	131,580	23,798	138,187	161,985	293,565
Large-Cap Value	3,897	-	3,897	9,312	-	9,312	(5,415)	5,267	74,532	79,799	74,384
Mid-Cap	-	5,718	5,718	3,929	-	3,929	1,789	1,947	21,450	23,397	25,186
Mid-Cap Growth	-	29,112	29,112	8,930	-	8,930	20,182	8,386	9,256	17,642	37,824
Mid-Cap Value	293	-	293	2,887	-	2,887	(2,594)	3,028	18,461	21,489	18,895
Government Money Market	368	-	368	70,535	-	70,535	(70,167)	-	-	-	(70,167)
Oil & Gas	4,188	-	4,188	6,223	-	6,223	(2,035)	(30,049)	99,054	69,005	66,970
NASDAQ-100	-	57,534	57,534	11,219	-	11,219	46,315	96,710	(60,351)	36,359	82,674
Pharmaceuticals	176	867	1,043	1,421	-	1,421	(378)	573	5,318	5,891	5,513
Precious Metals	-	-	-	12,868	-	12,868	(12,868)	16,225	(59,739)	(43,514)	(56,382)
Real Estate	39	-	39	3,224	-	3,224	(3,185)	2,933	34,756	37,689	34,504
Rising Rates Opportunity	-	-	-	357	-	357	(357)	(4,628)	5,521	893	536
Semiconductor	-	11,930	11,930	5,451	-	5,451	6,479	22,310	37,625	59,935	66,414
Short Dow 30	-	-	-	48	-	48	(48)	(1,502)	999	(503)	(551)
Short Emerging Markets	-	-	-	-	-	-	-	-	-	-	-
Short International	-	-	-	136	-	136	(136)	(88)	(725)	(813)	(949)
Short Mid-Cap	-	768	768	36	-	36	732	(61)	(1,157)	(1,218)	(486)
Short NASDAQ-100	-	-	-	3	-	3	(3)	(791)	780	(11)	(14)
Short Small-Cap	-	-	-	68	-	68	(68)	(864)	198	(666)	(734)

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Operations

Year Ended December 31, 2021

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Small-Cap	-	8,910	8,910	5,120	-	5,120	3,790	18,819	(4,592)	14,227	18,017
Small-Cap Growth	-	16,651	16,651	6,849	-	6,849	9,802	17,491	179	17,670	27,472
Small-Cap Value	164	-	164	4,046	-	4,046	(3,882)	27,706	7,746	35,452	31,570
Technology	-	34,379	34,379	11,550	-	11,550	22,829	135,758	(36,105)	99,653	122,482
Telecommunications	71	-	71	109	-	109	(38)	533	308	841	803
U.S. Government Plus	-	63,873	63,873	7,590	-	7,590	56,283	(44,763)	(47,875)	(92,638)	(36,355)
UltraBull	-	-	-	26,336	-	26,336	(26,336)	(42,389)	545,047	502,658	476,322
UltraMid-Cap	-	-	-	20,707	-	20,707	(20,707)	76,711	181,044	257,755	237,048
UltraNASDAQ-100	-	292,443	292,443	31,890	-	31,890	260,553	57,101	144,128	201,229	461,782
UltraShort Dow 30	-	597	597	109	-	109	488	(7,144)	6,233	(911)	(423)
UltraShort NASDAQ-100	-	113	113	76	-	76	37	(17,886)	17,460	(426)	(389)
UltraSmall-Cap	-	33,043	33,043	13,137	-	13,137	19,906	97,521	(31,655)	65,866	85,772
Utilities	1,318	-	1,318	1,942	-	1,942	(624)	(2,134)	12,182	10,048	9,424
VanEck Worldwide Insurance Trust
Global Resources Fund	27,155	-	27,155	113,775	188	113,963	(86,808)	429,607	770,957	1,200,564	1,113,756
Emerging Markets Fund	13,700	33,454	47,154	19,396	-	19,396	27,758	71,169	(300,251)	(229,082)	(201,324)
Emerging Markets Bond Fund	23,402	-	23,402	6,596	-	6,596	16,806	6,555	(48,696)	(42,141)	(25,335)
Janus Henderson Series
Global Technology and Innovation Portfolio	13,401	1,536,538	1,549,939	162,234	387	162,621	1,387,318	1,323,032	(982,841)	340,191	1,727,509
Overseas Portfolio	11,068	-	11,068	12,287	25	12,312	(1,244)	93,614	(6,101)	87,513	86,269
Research Portfolio	74	23,576	23,650	5,528	39	5,567	18,083	122,167	(68,726)	53,441	71,524
Enterprise Services Portfolio	83,587	3,153,060	3,236,647	457,426	1,703	459,129	2,777,518	1,056,287	987,434	2,043,721	4,821,239
Global Research Portfolio	5,208	67,668	72,876	17,256	50	17,306	55,570	80,333	68,259	148,592	204,162
Mid Cap Value Portfolio	12,346	-	12,346	49,181	218	49,399	(37,053)	108,592	557,025	665,617	628,564
Balanced Portfolio	506,151	519,886	1,026,037	929,754	3,583	933,337	92,700	1,793,503	8,356,718	10,150,221	10,242,921
Flexible Bond Portfolio	173,277	249,430	422,707	134,542	524	135,066	287,641	158,786	(688,752)	(529,966)	(242,325)
PIMCO Variable Insurance Trust
Total Return Portfolio	784,450	1,924,897	2,709,347	607,078	2,651	609,729	2,099,618	356,243	(3,692,471)	(3,336,228)	(1,236,610)
Low Duration Portfolio	140,444	-	140,444	423,922	1,895	425,817	(285,373)	100,652	(610,037)	(509,385)	(794,758)
High Yield Portfolio	458,915	-	458,915	151,116	352	151,468	307,447	102,979	(234,649)	(131,670)	175,777
Real Return Portfolio	1,246,632	-	1,246,632	343,051	1,889	344,940	901,692	273,701	(158,991)	114,710	1,016,402
All Asset Portfolio	416,328	-	416,328	53,818	237	54,055	362,273	268,930	(92,809)	176,121	538,394
Global Managed Asset Allocation Portfolio	22,373	98,587	120,960	13,741	36	13,777	107,183	7,063	(9,728)	(2,665)	104,518
Short-Term Portfolio	476,116	-	476,116	621,549	3,215	624,764	(148,648)	373,735	(893,133)	(519,398)	(668,046)
Emerging Markets Bond Portfolio	96,771	-	96,771	28,549	55	28,604	68,167	4,103	(159,522)	(155,419)	(87,252)
Global Bond Opportunities Portfolio	5,391	1,631	7,022	1,759	6	1,765	5,257	3,167	(15,598)	(12,431)	(7,174)
Commodity Real Return Strategy Portfolio	252,941	-	252,941	78,067	539	78,606	174,335	(136,481)	1,525,313	1,388,832	1,563,167
International Bond (USD-Hedged) Portfolio	37,183	21,846	59,029	32,985	101	33,086	25,943	8,865	(117,057)	(108,192)	(82,249)
Dynamic Bond Adv Portfolio	47,525	40,873	88,398	30,997	179	31,176	57,222	444	(62,016)	(61,572)	(4,350)
Income Advisor Portfolio	903,529	-	903,529	429,729	1,353	431,082	472,447	116,435	(416,777)	(300,342)	172,105
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	8,687	409,798	418,485	33,939	25	33,964	384,521	107,093	(185,220)	(78,127)	306,394
Large Cap Value Fund	7,203	78,161	85,364	7,590	-	7,590	77,774	12,045	(8,441)	3,604	81,378
Mid Cap Value Fund	17,985	529,294	547,279	51,753	-	51,753	495,526	183,937	300,533	484,470	979,996
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	-	133,861	133,861	13,602	-	13,602	120,259	112,373	(146,872)	(34,499)	85,760
AMT Mid Cap Intrinsic Value Portfolio	2,476	-	2,476	9,998	-	9,998	(7,522)	64,687	37,683	102,370	94,848

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Operations

Year Ended December 31, 2021

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
BNY Mellon Variable Investment Fund
Appreciation Portfolio	742	34,503	35,245	10,410	-	10,410	24,835	20,392	36,153	56,545	81,380
Sustainable U.S. Equity Portfolio	96	357	453	384	-	384	69	4,473	(376)	4,097	4,166
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	1,710	-	1,710	896	-	896	814	(128)	(2,254)	(2,382)	(1,568)
Emerging Markets Equity Portfolio	1,652	-	1,652	4,852	-	4,852	(3,200)	13,557	(7,314)	6,243	3,043
Discovery Portfolio	-	45,348	45,348	3,532	-	3,532	41,816	24,317	(79,674)	(55,357)	(13,541)
U.S. Real Estate Portfolio	1,525	-	1,525	2,020	-	2,020	(495)	820	23,848	24,668	24,173
Northern Lights Variable Trust
Power Income Fund	-	-	-	1,681	8	1,689	(1,689)	(49,180)	47,123	(2,057)	(3,746)
Power Dividend Index Fund	10,444	-	10,444	11,132	47	11,179	(735)	7,147	212,158	219,305	218,570
AB Variable Products Series
Dynamic Asset Allocation Portfolio	51,338	-	51,338	43,914	92	44,006	7,332	48,095	191,817	239,912	247,244
Small Cap Growth Portfolio	-	6,026	6,026	356	4	360	5,666	2,736	(5,717)	(2,981)	2,685
Small Mid Cap Value Portfolio	33,338	-	33,338	67,919	205	68,124	(34,786)	204,395	991,573	1,195,968	1,161,182
BlackRock Variable Series Fund, Inc.
Basic Value Fund	36,996	484,751	521,747	40,697	158	40,855	480,892	(4,926)	46,490	41,564	522,456
Capital Appreciation Fund	-	248,397	248,397	14,861	49	14,910	233,487	21,296	(38,831)	(17,535)	215,952
Equity Dividend Fund	326,720	3,426,139	3,752,859	329,775	1,040	330,815	3,422,044	214,733	259,481	474,214	3,896,258
Global Allocation Fund	138,308	2,798,282	2,936,590	221,460	907	222,367	2,714,223	725,657	(2,621,380)	(1,895,723)	818,500
Advantage Large Cap Core Fund	401	226,868	227,269	7,087	55	7,142	220,127	11,937	(106,227)	(94,290)	125,837
Large Cap Focus Growth Fund	-	2,255,438	2,255,438	182,787	561	183,348	2,072,090	1,224,799	(1,152,445)	72,354	2,144,444
60/40 Target Allocation ETF Fund	147,337	607,241	754,578	95,173	156	95,329	659,249	267,921	(228,305)	39,616	698,865
Total Return Portfolio	23,772	5,782	29,554	21,239	-	21,239	8,315	512	(55,976)	(55,464)	(47,149)
S&P 500 Portfolio	19,503	137,268	156,771	23,725	-	23,725	133,046	55,923	258,011	313,934	446,980
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	-	-	-	79,270	238	79,508	(79,508)	425,988	859,054	1,285,042	1,205,534
Dividend Opportunity Portfolio	-	-	-	65,181	244	65,425	(65,425)	393,059	747,116	1,140,175	1,074,750
Emerging Markets Bond Portfolio	223,576	-	223,576	78,661	541	79,202	144,374	66,890	(445,721)	(378,831)	(234,457)
High Yield Portfolio	239,969	-	239,969	70,062	386	70,448	169,521	4,241	5,057	9,298	178,819
Select Large-Cap Value Portfolio	-	-	-	31,384	116	31,500	(31,500)	174,883	185,085	359,968	328,468
Seligman Global Tech Portfolio	22,356	898,458	920,814	101,291	271	101,562	819,252	584,944	1,083,146	1,668,090	2,487,342
US Government Mortgage Portfolio	42,160	37,251	79,411	35,162	113	35,275	44,136	(14,180)	(96,289)	(110,469)	(66,333)
Strategic Income Portfolio	67,947	-	67,947	13,695	23	13,718	54,229	(7,820)	(51,822)	(59,642)	(5,413)
Emerging Markets Portfolio	-	-	-	1,362	1	1,363	(1,363)	(3,161)	(23,092)	(26,253)	(27,616)
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	444,344	1,764,543	2,208,887	565,449	1,315	566,764	1,642,123	2,431,315	5,951,395	8,382,710	10,024,833
Small Cap Index Portfolio	39,291	410,139	449,430	103,931	311	104,242	345,188	256,594	192,590	449,184	794,372
Alternative Asset Allocation Portfolio	20,270	-	20,270	15,815	73	15,888	4,382	32,335	86,849	119,184	123,566
Global Small Cap Portfolio	252	-	252	4,603	18	4,621	(4,369)	33,675	15,777	49,452	45,083
Small Mid Cap Value Portfolio	50,320	-	50,320	72,294	365	72,659	(22,339)	(283,643)	1,649,159	1,365,516	1,343,177
CROCI US Portfolio	2,738	-	2,738	2,308	16	2,324	414	412	37,534	37,946	38,360
High Income Portfolio	-	-	-	181	2	183	(183)	(48)	819	771	588

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Operations

Year Ended December 31, 2021

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Eaton Vance Variable Trust
Floating Rate Income Portfolio	525,202	-	525,202	237,159	1,590	238,749	286,453	(114,607)	226,709	112,102	398,555
Delaware Variable Insurance Portfolios
Total Return Portfolio	5,143	-	5,143	2,961	17	2,978	2,165	(4,089)	32,335	28,246	30,411
International Portfolio	11,077	23,482	34,559	15,782	7	15,789	18,770	(14,838)	54,277	39,439	58,209
Opportunity Portfolio	141,059	189,300	330,359	146,960	858	147,818	182,541	821,837	1,301,135	2,122,972	2,305,513
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	172,515	-	172,515	82,259	397	82,656	89,859	(150,268)	1,097,370	947,102	1,036,961
Income Fund	1,099,469	-	1,099,469	305,164	1,255	306,419	793,050	334,162	2,117,763	2,451,925	3,244,975
Global Bond Fund	-	-	-	376,550	2,007	378,557	(378,557)	(735,684)	(758,063)	(1,493,747)	(1,872,304)
Foreign Fund	687,555	-	687,555	494,072	2,734	496,806	190,749	(605,648)	1,418,263	812,615	1,003,364
Developing Markets Fund	28,096	64,391	92,487	43,791	293	44,084	48,403	313,785	(554,835)	(241,050)	(192,647)
Mutual Global Discovery Fund	175,709	-	175,709	85,156	240	85,396	90,313	(82,995)	1,027,160	944,165	1,034,478
Rising Dividends Fund	213,706	804,874	1,018,580	326,556	1,023	327,579	691,001	929,737	4,033,249	4,962,986	5,653,987
DynaTech 2 Fund	-	-	-	2,351	21	2,372	(2,372)	(1,636)	(33,246)	(34,882)	(37,254)
Multi-Asset Dynamic Multi-Strategy Portfolio	9,423	-	9,423	5,500	13	5,513	3,910	(229)	40,806	40,577	44,487
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	54,332	353,668	408,000	48,768	383	49,151	358,849	205,899	(249,467)	(43,568)	315,281
Balanced Portfolio	77,779	474,019	551,798	102,383	663	103,046	448,752	186,472	416,760	603,232	1,051,984
Global Equity Income Portfolio	24,512	-	24,512	14,677	105	14,782	9,730	(41,077)	191,190	150,113	159,843
Energy Portfolio	22,119	-	22,119	15,678	98	15,776	6,343	(37,528)	401,054	363,526	369,869
Global Bond Portfolio	40,782	-	40,782	11,722	54	11,776	29,006	24,337	(70,044)	(45,707)	(16,701)
Natural Resources Portfolio	14,761	-	14,761	11,374	34	11,408	3,353	(14,412)	179,826	165,414	168,767
Growth Portfolio	-	485,359	485,359	61,743	225	61,968	423,391	309,057	512,475	821,532	1,244,923
High Income Portfolio	895,277	-	895,277	174,609	1,031	175,640	719,637	(121,177)	36,664	(84,513)	635,124
International Core Equity Portfolio	85,497	-	85,497	103,795	505	104,300	(18,803)	182,156	802,319	984,475	965,672
Global Growth Portfolio	502	42,624	43,126	11,501	24	11,525	31,601	(94,585)	204,832	110,247	141,848
Mid Cap Growth Portfolio	-	1,829,833	1,829,833	194,133	462	194,595	1,635,238	1,181,215	(733,430)	447,785	2,083,023
Science and Technology Portfolio	-	5,259,876	5,259,876	228,152	827	228,979	5,030,897	713,385	(3,454,157)	(2,740,772)	2,290,125
Small Cap Growth Portfolio	64,564	790,188	854,752	89,822	400	90,222	764,530	270,484	(814,970)	(544,486)	220,044
SMID Cap Core Portfolio	-	-	-	169,562	658	170,220	(170,220)	(243,291)	2,693,483	2,450,192	2,279,972
Lazard Retirement Series, Inc.
International Equity Portfolio	10,560	13,555	24,115	15,696	42	15,738	8,377	(25,309)	71,691	46,382	54,759
Global Dynamic Multi Asset Portfolio	34,996	-	34,996	16,573	87	16,660	18,336	84,939	28,929	113,868	132,204
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	87,244	-	87,244	21,882	170	22,052	65,192	19,469	(93,637)	(74,168)	(8,976)
ClearBridge Variable Mid Cap Portfolio	3,507	1,646,783	1,650,290	163,453	646	164,099	1,486,191	679,394	721,647	1,401,041	2,887,232
ClearBridge Variable Dividend Strategy Portfolio	550,710	3,128,211	3,678,921	503,050	1,263	504,313	3,174,608	559,689	4,784,246	5,343,935	8,518,543
ClearBridge Variable Small Cap Growth Portfolio	-	836,259	836,259	79,415	246	79,661	756,598	458,382	(631,525)	(173,143)	583,455
ClearBridge Variable Aggressive Growth Portfolio	2,179	296,182	298,361	15,242	48	15,290	283,071	42,271	(252,730)	(210,459)	72,612
Western Asset Variable Core Bond Plus Portfolio	1,963,892	-	1,963,892	1,009,250	4,260	1,013,510	950,382	252,877	(3,877,261)	(3,624,384)	(2,674,002)
ClearBridge Variable Large Cap Growth Portfolio	-	1,608,650	1,608,650	297,033	1,157	298,190	1,310,460	1,244,072	1,678,299	2,922,371	4,232,831
Pioneer Variable Contracts Trust
Fund Portfolio	717	63,101	63,818	10,488	24	10,512	53,306	(10,922)	135,689	124,767	178,073
Bond Portfolio	1,013,266	1,323,054	2,336,320	673,395	3,290	676,685	1,659,635	229,718	(2,433,447)	(2,203,729)	(544,094)
Strategic Income Portfolio	434,651	136,003	570,654	186,434	987	187,421	383,233	55,229	(374,259)	(319,030)	64,203
Equity Income Portfolio	165,513	-	165,513	176,205	630	176,835	(11,322)	(1,831,583)	4,713,454	2,881,871	2,870,549
High Yield Portfolio	49,001	-	49,001	13,245	80	13,325	35,676	8,014	(3,411)	4,603	40,279

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Operations

Year Ended December 31, 2021

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Prudential Series Funds
PGIM Jennison Focused Blend Portfolio	-	-	-	7,098	34	7,132	(7,132)	10,946	67,436	78,382	71,250
Natural Resources Portfolio	-	-	-	6,891	33	6,924	(6,924)	37,464	85,924	123,388	116,464
Mid-Cap Growth Portfolio	-	-	-	3,101	18	3,119	(3,119)	47,896	(23,497)	24,399	21,280
Royce Capital Fund
Micro-Cap Portfolio	-	15,704	15,704	4,747	25	4,772	10,932	84,658	1,059	85,717	96,649
Small Cap Portfolio	98,665	-	98,665	112,710	638	113,348	(14,683)	102,340	1,896,301	1,998,641	1,983,958
Alps Fund
Alerian Energy Infrastructure Portfolio	46,916	-	46,916	24,085	62	24,147	22,769	(60,260)	557,572	497,312	520,081
Red Rocks Global Opportunity Portfolio	91,550	-	91,550	25,330	79	25,409	66,141	65,532	258,289	323,821	389,962
American Funds IS
Asset Allocation Fund	1,513,851	3,410,107	4,923,958	1,353,574	2,464	1,356,038	3,567,920	2,310,824	6,916,666	9,227,490	12,795,410
Washington Mutual Investors Fund	571,441	-	571,441	545,620	1,138	546,758	24,683	987,625	8,636,933	9,624,558	9,649,241
Ultra-Short Bond Fund	-	-	-	257,945	913	258,858	(258,858)	(104,285)	(40,704)	(144,989)	(403,847)
Capital Income Builder Fund	464,741	-	464,741	237,802	601	238,403	226,338	530,376	1,525,012	2,055,388	2,281,726
Global Growth Fund	52,745	1,210,892	1,263,637	322,902	557	323,459	940,178	1,244,143	953,638	2,197,781	3,137,959
Capital World Growth and Income Fund	277,011	404,810	681,821	234,532	344	234,876	446,945	309,910	1,384,489	1,694,399	2,141,344
Global Small Capitalization Fund	-	161,342	161,342	94,467	180	94,647	66,695	359,116	(174,764)	184,352	251,047
Growth Fund	30,347	6,616,432	6,646,779	679,664	1,448	681,112	5,965,667	3,444,564	169,360	3,613,924	9,579,591
Growth-Income Fund	545,902	507,623	1,053,525	674,318	1,547	675,865	377,660	2,241,159	7,559,580	9,800,739	10,178,399
International Fund	267,590	-	267,590	132,208	187	132,395	135,195	275,818	(809,018)	(533,200)	(398,005)
International Growth and Income Fund	251,064	-	251,064	108,872	317	109,189	141,875	201,272	(67,019)	134,253	276,128
New World Fund	256,402	1,256,658	1,513,060	497,403	2,031	499,434	1,013,626	1,973,983	(1,839,792)	134,191	1,147,817
U.S. Government Securities Fund	370,696	2,945,839	3,316,535	416,326	896	417,222	2,899,313	(1,030,659)	(2,595,323)	(3,625,982)	(726,669)
Invesco Oppenheimer
International Growth Fund	-	1,946,472	1,946,472	248,444	897	249,341	1,697,131	315,197	(562,984)	(247,787)	1,449,344
T. Rowe Price
Blue Chip Growth Portfolio	-	7,978,044	7,978,044	841,959	2,536	844,495	7,133,549	3,434,950	(1,308,024)	2,126,926	9,260,475
Health Sciences Portfolio	-	2,015,232	2,015,232	359,322	980	360,302	1,654,930	1,084,084	278,174	1,362,258	3,017,188
John Hancock Variable Insurance Trust
Financial Industries Portfolio	16,608	13,043	29,651	23,496	100	23,596	6,055	104,698	194,524	299,222	305,277
Fundamental All Cap Core Portfolio	-	34,760	34,760	7,174	16	7,190	27,570	145,038	(17,346)	127,692	155,262
Select Bond Portfolio	9,495	1,723	11,218	4,385	13	4,398	6,820	1,501	(16,874)	(15,373)	(8,553)
Strategic Income Opportunities Portfolio	21,721	-	21,721	7,221	27	7,248	14,473	6,251	(24,849)	(18,598)	(4,125)
Federated Hermes
High Income Bond Portfolio	22,278	-	22,278	18,235	94	18,329	3,949	10,907	(7,550)	3,357	7,306
Kaufmann Portfolio	-	379,368	379,368	68,377	210	68,587	310,781	291,366	(566,879)	(275,513)	35,268
Managed Volatility Portfolio	1,394	-	1,394	3,079	15	3,094	(1,700)	1,573	30,154	31,727	30,027
Principal Variable Contracts
Blue Chip Fund	-	425	425	78	-	78	347	390	459	849	1,196
Equity Income Fund	548	16	564	325	1	326	238	666	4,144	4,810	5,048
Diversified Balance Fund	1,799	4,400	6,199	679	-	679	5,520	(5,688)	1,852	(3,836)	1,684
Diversified Growth Fund	-	-	-	776	-	776	(776)	12	10,036	10,048	9,272
Diversified Income Fund	15,046	16,447	31,493	4,676	-	4,676	26,817	(170)	(15,282)	(15,452)	11,365

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2021

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$9,787,427	$(115,078)	$27,066	$1,676	$(730,573)	$(316,577)	$(268,387)	$2,794,721	$1,507,926	$1,392,848	$11,180,275
High Income Portfolio	6,587,049	185,127	479,236	395	(946,289)	(385,796)	(232,791)	241,043	(844,202)	(659,075)	5,927,974
Equity-Income Portfolio	6,685,108	1,464,495	103,235	963	(465,381)	(70,491)	(231,031)	(149,971)	(812,676)	651,819	7,336,927
Growth Portfolio	9,135,476	1,870,932	74,404	(58)	(445,772)	(7,882)	(149,950)	177,945	(351,313)	1,519,619	10,655,095
Overseas Portfolio	6,929,633	1,104,891	73,675	1,941	(551,953)	(310,656)	(181,266)	(42,969)	(1,011,228)	93,663	7,023,296
Mid Cap Portfolio	16,098,689	3,746,912	2,714,622	1,935	(904,519)	(770,716)	(626,133)	(194,310)	220,879	3,967,791	20,066,480
Asset Manager Portfolio	1,116,302	85,073	4,109	(58)	(121,234)	(5,150)	(48,170)	1,071	(169,432)	(84,359)	1,031,943
Investment Grade Bond Portfolio	3,431,417	(75,494)	664,208	15	(152,230)	(13,199)	(87,985)	257,027	667,836	592,342	4,023,759
Index 500 Portfolio	23,666,018	6,008,556	224,261	4,934	(1,224,025)	(197,858)	(587,331)	(1,119,586)	(2,899,605)	3,108,951	26,774,969
Contrafund Portfolio	39,822,428	10,333,280	6,949,259	1,045	(2,644,959)	(1,252,347)	(1,144,118)	(1,246,625)	662,255	10,995,535	50,817,963
Asset Manager: Growth Portfolio	887,421	108,012	25,035	(448)	(28,305)	(375)	(20,855)	(1,007)	(25,955)	82,057	969,478
Balanced Portfolio	3,734,962	604,282	225,265	(103)	(353,807)	-	(115,908)	(104,556)	(349,109)	255,173	3,990,135
Growth & Income Portfolio	1,519,482	374,679	31,676	(199)	(204,929)	(8,803)	(39,743)	240,154	18,156	392,835	1,912,317
Growth Opportunities Portfolio	19,518,772	1,918,899	16,745,085	-	(513,107)	(1,014,464)	(433,257)	(4,826)	14,779,431	16,698,330	36,217,102
Value Strategies Portfolio	3,461,782	1,057,782	146,780	(597)	(288,314)	(267,907)	(163,026)	217,679	(355,385)	702,397	4,164,179
Strategic Income Portfolio	13,485,831	319,865	2,785,314	-	(808,081)	(174,543)	(472,557)	1,684,689	3,014,822	3,334,687	16,820,518
Emerging Markets Portfolio	5,427,630	(258,675)	2,336,481	-	(427,771)	(481,700)	(148,740)	(175,818)	1,102,452	843,777	6,271,407
Real Estate Portfolio	18,444,735	6,765,047	3,412,730	-	(1,151,277)	(1,050,811)	(660,826)	(713,438)	(163,622)	6,601,425	25,046,160
Funds Manager 50% Portfolio	10,514,394	742,382	1,478,298	-	(346,952)	(1,474,240)	(123,028)	(2,212,812)	(2,678,734)	(1,936,352)	8,578,042
Funds Manager 70% Portfolio	3,988,691	580,737	1,195,830	-	(60,007)	(128,988)	(65,728)	6,562	947,669	1,528,406	5,517,097
Funds Manager 85% Portfolio	1,025,047	197,140	347,622	-	-	-	(56,654)	67,011	357,979	555,119	1,580,166
Government Money Market Portfolio Service Class 2	4,357,277	(58,437)	360,549	-	(1,377,770)	(381,725)	(102,021)	941,461	(559,506)	(617,943)	3,739,334
International Capital Appreciation Portfolio	646,274	186,898	1,939,133	-	(15,475)	-	(28,009)	318,869	2,214,518	2,401,416	3,047,690
American Century Variable Portfolios, Inc.
Balanced Fund	2,639,998	454,890	3,855,593	(24)	(106,539)	(67,909)	(84,994)	(2,245,642)	1,350,485	1,805,375	4,445,373
Capital Appreciation Fund	2,380,600	212,644	38,393	341	(43,250)	(36,959)	(37,048)	229,272	150,749	363,393	2,743,993
International Fund	3,854,284	253,897	20,365	2,051	(363,515)	(65,426)	(113,890)	99,383	(421,032)	(167,135)	3,687,149
Value Fund	65,728,799	14,857,175	15,721,860	2,613	(3,161,317)	(3,292,902)	(2,532,006)	(3,864,641)	2,873,607	17,730,782	83,459,581
Disciplined Core Value Fund	2,829,639	748,586	2,265,087	(1)	(187,817)	(42,673)	(76,650)	1,259,948	3,217,894	3,966,480	6,796,119
Inflation Protection Fund	6,057,618	374,568	3,074,027	927	(448,905)	(629,300)	(416,324)	2,969,640	4,550,065	4,924,633	10,982,251
Large Company Value Fund	410,305	88,950	19,031	-	(43,063)	-	(26,862)	133,453	82,559	171,509	581,814
Mid Cap Value Fund	30,621,899	6,630,762	8,198,125	-	(1,370,087)	(1,314,316)	(1,004,414)	(1,339,267)	3,170,041	9,800,803	40,422,702
Ultra Fund	6,680,541	1,329,842	1,333,474	-	(430,128)	(106,814)	(362,916)	(253,683)	179,933	1,509,775	8,190,316
MFS Variable Insurance Trust
Research Series	449,673	102,880	270	-	(78,680)	(18,739)	(10,921)	78,245	(29,825)	73,055	522,728
Growth Series	1,922,507	397,480	5,261	1,105	(111,796)	(19,610)	(25,479)	80,103	(70,416)	327,064	2,249,571
Investors Trust Series	330,272	106,860	13,154	1,721	(15,837)	(21,836)	(15,186)	230,290	192,306	299,166	629,438
New Discovery Series	8,811,176	51,876	1,673,785	49	(138,708)	(181,335)	(348,875)	(956,506)	48,410	100,286	8,911,462
Corporate Bond Portfolio	6,553,210	(194,868)	1,443,983	-	(739,191)	(126,791)	(245,342)	95,808	428,467	233,599	6,786,809
Emerging Markets Equity Portfolio	4,326,030	(428,797)	1,495,460	-	(227,342)	(86,656)	(68,197)	(31,505)	1,081,760	652,963	4,978,993
Technology Portfolio	9,325,705	1,086,555	1,764,676	-	(229,693)	(413,338)	(236,193)	(1,107,701)	(222,249)	864,306	10,190,011
Global Tactical Allocation Portfolio	1,425,162	18,121	176,241	-	(31,704)	(58,841)	(46,086)	(51,651)	(12,041)	6,080	1,431,242
International Intrinsic Value Portfolio	17,035,693	1,451,703	2,856,294	-	(1,119,722)	(839,056)	(483,389)	(224,086)	190,041	1,641,744	18,677,437
Utilities Series Portfolio	10,974,016	1,383,187	1,556,569	-	(549,156)	(312,799)	(352,584)	(938,659)	(596,629)	786,558	11,760,574
Blended Research Core Equity Portfolio	1,773,875	517,070	535,101	-	(38,991)	(104,680)	(16,071)	313,332	688,691	1,205,761	2,979,636
Global Real Estate Portfolio	223,797	109,306	292,168	-	-	(1,903)	(11,148)	(41,605)	237,512	346,818	570,615

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2021

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	1,601,094	443,329	23,046	-	(52,684)	(34,666)	(30,430)	98,967	4,233	447,562	2,048,656
Mid-Cap Stock Portfolio	1,760,151	468,597	31,990	693	(149,217)	(63,514)	(52,523)	41,397	(191,174)	277,423	2,037,574
Bond-Debenture Portfolio	23,849,233	466,331	9,148,478	-	(842,039)	(1,515,977)	(668,054)	1,198,029	7,320,437	7,786,768	31,636,001
Fundamental Equity Portfolio	1,711,130	483,217	687,005	-	(97,181)	(166,773)	(59,317)	(67,638)	296,096	779,313	2,490,443
Developing Growth Portfolio	6,096,951	(366,013)	2,150,350	-	(182,049)	(327,417)	(109,096)	107,218	1,639,006	1,272,993	7,369,944
Short Duration Income Portfolio	19,215,169	(149,839)	6,842,480	-	(3,111,185)	(1,840,968)	(1,953,043)	3,267,395	3,204,679	3,054,840	22,270,009
Alger Fund
LargeCap Growth Portfolio	7,542,435	716,647	25,830	2,443	(318,515)	(104,681)	(200,761)	(1,309,883)	(1,905,567)	(1,188,920)	6,353,515
MidCap Growth Portfolio	5,958,203	165,413	68,402	3,209	(309,033)	(42,447)	(162,911)	(218,002)	(660,782)	(495,369)	5,462,834
Capital Appreciation Portfolio	4,581,915	691,387	15,931	-	(179,846)	(37,547)	(97,945)	(596,055)	(895,462)	(204,075)	4,377,840
SmallCap Growth Portfolio	1,036,808	(69,575)	964	1,168	(70,600)	-	(10,467)	17,787	(61,148)	(130,723)	906,085
Capital Appreciation Portfolio Class S	50,279,382	8,462,615	3,445,818	-	(2,340,818)	(2,538,750)	(1,480,876)	(2,512,147)	(5,426,773)	3,035,842	53,315,224
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	3,619,712	485,267	632,866	49	(349,325)	(480,008)	(57,658)	(220,294)	(474,370)	10,897	3,630,609
S&P 500 Index Portfolio	1,945,124	533,500	4,944	-	(569,329)	(5,280)	(32,523)	539,562	(62,626)	470,874	2,415,998
SRI Balanced Portfolio	2,690,929	509,313	2,271,164	-	(689)	(28,491)	(127,571)	657,276	2,771,689	3,281,002	5,971,931
Invesco Variable Insurance Funds
Technology Fund	1,828,280	176,754	9,705	411	(15,798)	(44,694)	(30,703)	(555,881)	(636,960)	(460,206)	1,368,074
Managed Volatility Fund	648,472	51,229	2,722	97	(19,930)	-	(2,307)	(680,283)	(699,701)	(648,472)	-
Diversified Dividend Fund	745,103	152,672	76,761	498	(38,615)	-	(23,428)	85,274	100,490	253,162	998,265
Health Care Fund	1,535,526	127,420	4,377	(31)	(110,418)	(48,280)	(22,226)	(266,855)	(443,433)	(316,013)	1,219,513
Global Real Estate Fund	116,666	24,848	201	-	(2,872)	-	(6,383)	59	(8,995)	15,853	132,519
International Growth Fund	274,266	7,826	1	-	(26,171)	-	(11,112)	(46,815)	(84,097)	(76,271)	197,995
Main Street Mid Cap Fund	291,398	52,995	475	-	(53,306)	-	(27,233)	(8,011)	(88,075)	(35,080)	256,318
Core Bond Fund	3,936,503	(125,946)	1,058,643	-	(210,226)	(144,517)	(123,609)	(87,253)	493,038	367,092	4,303,595
Discovery Mid Cap Growth Fund	3,961,727	816,344	2,633,639	-	(232,554)	(172,387)	(111,172)	380,299	2,497,825	3,314,169	7,275,896
Global Fund	5,816,026	862,297	1,501,692	-	(328,736)	(256,066)	(152,567)	(249,946)	514,377	1,376,674	7,192,700
Main Street Fund	9,305,031	2,269,288	749,204	-	(220,807)	(825,010)	(226,419)	(95,975)	(619,007)	1,650,281	10,955,312
Main Street Small Cap Fund	5,299,345	1,087,638	2,242,992	-	(489,965)	(173,968)	(89,136)	40,313	1,530,236	2,617,874	7,917,219
Balanced-Risk Allocation Fund	-	1,560	228,062	-	-	-	(845)	281	227,498	229,058	229,058
Core Plus Bond Fund	-	(3,015)	403,530	-	-	-	-	(71,837)	331,693	328,678	328,678
Equity and Income Fund	-	87,661	1,335,806	195	(35,236)	(17,730)	(48,316)	2,307,265	3,541,984	3,629,645	3,629,645
Small Cap Equity Fund	-	19,927	1,350,979	-	-	-	(3,364)	116,729	1,464,344	1,484,271	1,484,271
Equally Weighted S&P 500 Fund	-	57,458	985,525	-	-	-	(183)	454,530	1,439,872	1,497,330	1,497,330
Growth and Income Portfolio	505,212	122,771	1	-	(63,052)	-	(28,626)	25,245	(66,432)	56,339	561,551
Value Opportunities Fund	25,825	6,146	1	-	(23,666)	-	(200)	(8,106)	(31,971)	(25,825)	-
American Value Fund	120,249	25,321	-	-	(20,349)	-	(14,441)	8,106	(26,684)	(1,363)	118,886
J.P. Morgan Series Trust II
Core Bond Portfolio	1,863,705	(48,814)	67,692	437	(185,364)	(32,358)	(72,198)	191,569	(30,222)	(79,036)	1,784,669
Small Cap Core Portfolio	2,429,425	473,293	77,578	1,053	(147,832)	(45,985)	(85,043)	231,876	31,647	504,940	2,934,365
Rydex Variable Trust
Nova Fund	559,898	358,408	7,117	49	(20,625)	(98,735)	(3,289)	490,424	374,941	733,349	1,293,247
NASDAQ-100 Fund	2,274,528	464,593	1,405	522	(12,367)	(56,017)	(17,113)	(425,461)	(509,031)	(44,438)	2,230,090
U.S. Government Money Market Fund	86,303	(1,331)	-	-	(6,543)	(1,029)	(216)	49,998	42,210	40,879	127,182
Inverse S&P 500 Strategy Fund	45,664	(102,054)	-	-	(2,497)	-	(320)	885,021	882,204	780,150	825,814
Inverse NASDAQ-100 Strategy Fund	17,010	(5,291)	84	-	(539)	-	(237)	7,350	6,658	1,367	18,377
Inverse Government Long Bond Strategy Fund	9,580	(473)	1	-	(1,417)	-	(87)	(2,418)	(3,921)	(4,394)	5,186
Government Long Bond 1.2x Strategy	310,786	(40,295)	-	-	(8,797)	-	(17,573)	(89,885)	(116,255)	(156,550)	154,236

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2021

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
NASDAQ-100 2x Strategy Fund	-	-	-	-	-	-	-	-	-	-	-
Inverse Dow 2x Strategy Fund	-	-	-	-	-	-	-	-	-	-	-
Rydex Variable Insurance Funds
Biotechnology Fund	6,893,292	51,793	36,093	-	(358,146)	(316,184)	(145,190)	(1,367,787)	(2,151,214)	(2,099,421)	4,793,871
S&P 500 Pure Growth Fund	4,004,339	942,193	838,595	-	(295,501)	(113,684)	(225,325)	(133,170)	70,915	1,013,108	5,017,447
S&P MidCap 400 Pure Growth Fund	1,698,938	184,080	7,600	-	(131,746)	(48,383)	(22,695)	(12,182)	(207,406)	(23,326)	1,675,612
Guggenheim Variable Insurance Funds
Long Short Equity Fund	1,020,715	201,302	108,529	1,143	(80,638)	(261,218)	(48,988)	40,361	(240,811)	(39,509)	981,206
Multi-Hedge Strategies Fund	1,928,879	126,800	108,126	-	(182,024)	(388,288)	(54,768)	21,968	(494,986)	(368,186)	1,560,693
Global Managed Futures Strategy Fund	296,674	(1,127)	62,259	-	(3,419)	(73,135)	(7,727)	2,696	(19,326)	(20,453)	276,221
Small Cap Value Fund	2,995,915	750,514	1,218,358	-	(191,784)	-	(126,354)	54,507	954,727	1,705,241	4,701,156
ProFunds VP
Profund Access VP High Yield Fund	41,796	(913)	3	-	(2,380)	-	(2,086)	(4)	(4,467)	(5,380)	36,416
Asia 30	80,009	(26,367)	140	-	-	-	(2,166)	30,352	28,326	1,959	81,968
Banks	27,578	15,317	238	-	(1,361)	-	(4,397)	36,121	30,601	45,918	73,496
Basic Materials	25,467	10,955	72	-	(2,164)	-	(3,038)	14,138	9,008	19,963	45,430
Bear	29,685	(7,250)	59	-	-	-	(64)	(16,067)	(16,072)	(23,322)	6,363
Biotechnology	264,358	30,864	646	-	(2,693)	-	(9,443)	2,489	(9,001)	21,863	286,221
Bull	334,702	100,054	502	-	(31,637)	-	(28,277)	306,289	246,877	346,931	681,633
Consumer Goods	237,187	22,009	475	-	(41,745)	-	(7,051)	(27,386)	(75,707)	(53,698)	183,489
Consumer Services	176,939	10,666	-	-	-	-	(6,168)	(37,997)	(44,165)	(33,499)	143,440
Dow 30	229,519	12,420	3	-	(5,682)	-	(7,309)	(144,409)	(157,397)	(144,977)	84,542
Emerging Markets	58,742	(10,995)	4	-	-	-	(4,572)	92	(4,476)	(15,471)	43,271
Europe 30	35,878	7,708	1	-	-	-	(2,459)	2	(2,456)	5,252	41,130
Falling U.S. Dollar	26,756	(3,016)	20	-	-	-	(378)	671	313	(2,703)	24,053
Financials	24,880	10,481	68	-	(3,262)	-	(5,920)	6,257	(2,857)	7,624	32,504
Health Care	285,948	33,488	170	-	(65,773)	-	(10,747)	(56,989)	(133,339)	(99,851)	186,097
Industrials	163,542	20,581	30	-	(14,592)	-	(15,721)	(46,648)	(76,931)	(56,350)	107,192
International	42,580	4,166	-	-	-	-	(1,806)	(1,374)	(3,180)	986	43,566
Internet	363,590	7,034	8,529	-	(5,014)	-	(9,077)	6,065	503	7,537	371,127
Japan	45,332	800	-	-	-	-	(735)	881	146	946	46,278
Large-Cap Growth	1,091,999	293,565	601	-	-	-	(33,440)	46,765	13,926	307,491	1,399,490
Large-Cap Value	377,859	74,384	474	-	-	-	(20,930)	348	(20,108)	54,276	432,135
Mid-Cap	133,330	25,186	435	-	(19,603)	-	(6,103)	(695)	(25,966)	(780)	132,550
Mid-Cap Growth	354,260	37,824	-	-	(495)	-	(10,942)	(32,963)	(44,400)	(6,576)	347,684
Mid-Cap Value	86,232	18,895	138	-	(3,062)	-	(8,858)	17,444	5,662	24,557	110,789
Government Money Market	4,022,896	(70,167)	4,174	-	(241,022)	(322,449)	(281,574)	(812,767)	(1,653,638)	(1,723,805)	2,299,091
Oil & Gas	134,545	66,970	74	-	(37,715)	(1,551)	(20,709)	104,866	44,965	111,935	246,480
NASDAQ-100	615,178	82,674	500	-	(51,409)	-	(24,581)	(56,518)	(132,008)	(49,334)	565,844
Pharmaceuticals	63,933	5,513	644	-	-	-	(635)	(887)	(878)	4,635	68,568
Precious Metals	446,026	(56,382)	53	-	(33,181)	(4,757)	(41,019)	60,152	(18,752)	(75,134)	370,892
Real Estate	91,882	34,504	8	-	(4,241)	-	(6,702)	46,006	35,071	69,575	161,457
Rising Rates Opportunity	19,158	536	3	-	(5,905)	-	(1,488)	184	(7,206)	(6,670)	12,488
Semiconductor	144,703	66,414	32	-	-	-	(6,142)	(9,923)	(16,033)	50,381	195,084
Short Dow 30	9,644	(551)	2	-	-	-	-	(7,508)	(7,506)	(8,057)	1,587
Short Emerging Markets	-	-	-	-	-	-	-	-	-	-	-
Short International	6,133	(949)	-	-	-	-	(31)	1	(30)	(979)	5,154
Short Mid-Cap	1,884	(486)	-	-	-	-	-	-	-	(486)	1,398
Short NASDAQ-100	3,405	(14)	-	-	-	-	-	(3,391)	(3,391)	(3,405)	-

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2021

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Short Small-Cap	3,518	(734)	3	-	-	-	(29)	(893)	(919)	(1,653)	1,865
Small-Cap	188,232	18,017	639	-	(13,245)	-	(9,514)	14,382	(7,738)	10,279	198,511
Small-Cap Growth	237,390	27,472	-	-	-	(47,452)	(11,493)	877	(58,068)	(30,596)	206,794
Small-Cap Value	205,866	31,570	138	-	-	-	(10,147)	(114,165)	(124,174)	(92,604)	113,262
Technology	504,019	122,482	223	-	(40,763)	-	(36,875)	(122,824)	(200,239)	(77,757)	426,262
Telecommunications	5,900	803	170	-	-	-	(345)	(2,336)	(2,511)	(1,708)	4,192
U.S. Government Plus	396,418	(36,355)	55	-	(922)	(2,334)	(43,271)	30,820	(15,652)	(52,007)	344,411
UltraBull	988,666	476,322	8,462	-	(8,718)	(4,870)	(43,897)	(115,036)	(164,059)	312,263	1,300,929
UltraMid-Cap	648,391	237,048	8,000	-	(13,659)	(5,259)	(39,172)	(81,958)	(132,048)	105,000	753,391
UltraNASDAQ-100	882,258	461,782	6,885	-	(3,862)	(5,048)	(76,742)	158,083	79,316	541,098	1,423,356
UltraShort Dow 30	941	(423)	-	-	-	-	-	(1)	(1)	(424)	517
UltraShort NASDAQ-100	590	(389)	309	-	-	-	-	(35)	274	(115)	475
UltraSmall-Cap	409,774	85,772	8,497	-	(64,680)	(5,417)	(34,810)	(14,418)	(110,828)	(25,056)	384,718
Utilities	115,289	9,424	232	-	(2,739)	-	(7,085)	(29,903)	(39,495)	(30,071)	85,218
VanEck Worldwide Insurance Trust
Global Resources Fund	6,663,338	1,113,756	1,739,302	1,066	(961,828)	(56,411)	(146,235)	(2,354,546)	(1,778,652)	(664,896)	5,998,442
Emerging Markets Fund	1,536,938	(201,324)	37,792	(1,102)	(105,083)	(4,911)	(130,542)	144,769	(59,077)	(260,401)	1,276,537
Emerging Markets Bond Fund	554,814	(25,335)	533	-	(57,513)	(618)	(6,360)	(65,016)	(128,974)	(154,309)	400,505
Janus Henderson Series
Global Technology and Innovation Portfolio	11,077,250	1,727,509	3,433,185	-	(627,977)	(1,138,046)	(227,171)	91,634	1,531,625	3,259,134	14,336,384
Overseas Portfolio	656,299	86,269	528,248	-	(1,258)	(63,489)	(25,225)	16,067	454,343	540,612	1,196,911
Research Portfolio	561,464	71,524	-	-	(199,112)	(25,995)	(33,712)	(90,900)	(349,719)	(278,195)	283,269
Enterprise Services Portfolio	30,922,087	4,821,239	6,115,470	-	(845,779)	(983,399)	(1,069,756)	281,862	3,498,398	8,319,637	39,241,724
Global Research Portfolio	1,089,276	204,162	555,236	-	(9,476)	(14,190)	(14,971)	(151,025)	365,574	569,736	1,659,012
Mid Cap Value Portfolio	3,568,721	628,564	1,117,564	-	(168,214)	(274,825)	(125,695)	(441,878)	106,952	735,516	4,304,237
Balanced Portfolio	55,162,863	10,242,921	24,258,953	-	(1,529,690)	(1,892,961)	(2,834,143)	6,423,352	24,425,511	34,668,432	89,831,295
Flexible Bond Portfolio	9,649,511	(242,325)	1,187,543	-	(599,488)	(238,709)	(353,363)	1,599,237	1,595,220	1,352,895	11,002,406
PIMCO Variable Insurance Trust
Total Return Portfolio	46,554,357	(1,236,610)	5,162,941	4,539	(2,632,154)	(2,735,185)	(3,094,983)	1,620,783	(1,674,059)	(2,910,669)	43,643,688
Low Duration Portfolio	28,712,551	(794,758)	9,266,430	-	(1,462,253)	(1,906,254)	(1,604,085)	4,945,406	9,239,244	8,444,486	37,157,037
High Yield Portfolio	10,181,904	175,777	2,173,181	440	(620,413)	(461,912)	(488,433)	(766,610)	(163,747)	12,030	10,193,934
Real Return Portfolio	24,012,468	1,016,402	4,771,427	-	(1,173,739)	(1,494,149)	(1,005,707)	2,031,756	3,129,588	4,145,990	28,158,458
All Asset Portfolio	3,938,978	538,394	306,886	-	(255,138)	(892,407)	(119,036)	332,850	(626,845)	(88,451)	3,850,527
Global Managed Asset Allocation Portfolio	893,068	104,518	259,384	-	(12,247)	(2,113)	(24,521)	(8,451)	212,052	316,570	1,209,638
Short-Term Portfolio	57,770,230	(668,046)	14,729,931	-	(5,644,933)	(3,828,711)	(2,223,353)	(15,749,113)	(12,716,179)	(13,384,225)	44,386,005
Emerging Markets Bond Portfolio	2,203,410	(87,252)	284,470	-	(35,930)	(265,870)	(55,159)	15,127	(57,362)	(144,614)	2,058,796
Global Bond Opportunities Portfolio	185,660	(7,174)	-	-	(4,753)	(79,698)	(355)	11,271	(73,535)	(80,709)	104,951
Commodity Real Return Strategy Portfolio	4,932,228	1,563,167	656,202	-	(379,757)	(386,383)	(225,443)	454,533	119,152	1,682,319	6,614,547
International Bond (USD-Hedged) Portfolio	2,355,459	(82,249)	572,144	-	(187,663)	(128,771)	(52,751)	325,172	528,131	445,882	2,801,341
Dynamic Bond Adv Portfolio	2,333,712	(4,350)	854,826	-	(74,926)	(268,995)	(61,294)	(201,733)	247,878	243,528	2,577,240
Income Advisor Portfolio	28,750,387	172,105	4,310,962	-	(148,291)	(1,058,397)	(2,114,525)	5,860,667	6,850,416	7,022,521	35,772,908
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	1,341,725	306,394	32,018	815	(56,149)	(39,730)	(70,233)	391,909	258,630	565,024	1,906,749
Large Cap Value Fund	239,412	81,378	18,160	-	(2,511)	-	(6,127)	318,391	327,913	409,291	648,703
Mid Cap Value Fund	3,558,519	979,996	57,139	2,072	(233,638)	(22,969)	(131,363)	(98,869)	(427,628)	552,368	4,110,887
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	991,422	85,760	1,435	-	(3,331)	(50,847)	(11,226)	54,141	(9,828)	75,932	1,067,354
AMT Mid Cap Intrinsic Value Portfolio	122,415	94,848	32,871	-	(11,137)	(22,549)	(7,135)	317,686	309,736	404,584	526,999

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2021

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
BNY Mellon Variable Investment Fund
Appreciation Portfolio	332,922	81,380	470	-	(5,064)	-	(18,488)	228,478	205,396	286,776	619,698
Sustainable U.S. Equity Portfolio	28,762	4,166	474	-	(15,299)	-	-	2	(14,823)	(10,657)	18,105
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	35,101	(1,568)	-	-	-	-	(1,493)	428	(1,065)	(2,633)	32,468
Emerging Markets Equity Portfolio	223,909	3,043	202	-	(18,784)	-	(10,314)	(20,068)	(48,964)	(45,921)	177,988
Discovery Portfolio	192,113	(13,541)	-	-	(72,605)	-	(5,730)	803	(77,532)	(91,073)	101,040
U.S. Real Estate Portfolio	74,245	24,173	195	-	(9,671)	(3,161)	(9,266)	(3,163)	(25,066)	(893)	73,352
Northern Lights Variable Trust
Power Income Fund	626,172	(3,746)	7,843	-	(27,286)	-	(414)	(602,569)	(622,426)	(626,172)	-
Power Dividend Index Fund	919,990	218,570	58,013	-	-	(5,510)	(11,043)	(345,458)	(303,998)	(85,428)	834,562
AB Variable Products Series
Dynamic Asset Allocation Portfolio	3,330,917	247,244	89,708	-	(229,617)	(18,625)	(117,973)	54,077	(222,430)	24,814	3,355,731
Small Cap Growth Portfolio	24,497	2,685	-	-	-	-	(53)	(4,555)	(4,608)	(1,923)	22,574
Small Mid Cap Value Portfolio	2,910,076	1,161,182	2,333,836	-	(431,926)	(134,923)	(115,590)	652,692	2,304,089	3,465,271	6,375,347
BlackRock Variable Series Fund, Inc.
Basic Value Fund	2,741,309	522,456	786,046	-	(136,247)	(331,168)	(57,594)	(99,381)	161,656	684,112	3,425,421
Capital Appreciation Fund	1,249,034	215,952	750	-	(52,841)	-	(14,197)	(104,540)	(170,828)	45,124	1,294,158
Equity Dividend Fund	19,808,363	3,896,258	3,851,161	-	(781,201)	(609,611)	(990,913)	3,446,546	4,915,982	8,812,240	28,620,603
Global Allocation Fund	16,519,119	818,500	1,915,878	-	(1,233,596)	(1,284,097)	(365,984)	476,384	(491,415)	327,085	16,846,204
Advantage Large Cap Core Fund	514,509	125,837	13,508	-	(39,458)	-	(31,204)	(26,552)	(83,706)	42,131	556,640
Large Cap Focus Growth Fund	13,103,358	2,144,444	2,678,463	-	(1,067,296)	(488,696)	(395,855)	(495,475)	231,141	2,375,585	15,478,943
60/40 Target Allocation ETF Fund	5,985,133	698,865	2,693,009	-	(160,657)	(5,406)	(156,205)	(243,905)	2,126,836	2,825,701	8,810,834
Total Return Portfolio	1,564,132	(47,149)	-	-	-	-	(49,286)	340,767	291,481	244,332	1,808,464
S&P 500 Portfolio	1,782,081	446,980	-	-	-	-	(69,929)	(151,454)	(221,383)	225,597	2,007,678
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	4,776,795	1,205,534	1,770,399	-	(171,406)	(292,505)	(103,720)	524,118	1,726,886	2,932,420	7,709,215
Dividend Opportunity Portfolio	4,233,602	1,074,750	1,620,842	-	(36,443)	(402,442)	(121,415)	(253,191)	807,351	1,882,101	6,115,703
Emerging Markets Bond Portfolio	6,464,503	(234,457)	273,445	-	(293,784)	(494,728)	(263,078)	367,190	(410,955)	(645,412)	5,819,091
High Yield Portfolio	4,867,407	178,819	2,346,290	-	(105,896)	(187,731)	(170,811)	(619,002)	1,262,850	1,441,669	6,309,076
Select Large-Cap Value Portfolio	729,142	328,468	2,097,861	-	(39,307)	(44,008)	(128,057)	1,412,562	3,299,051	3,627,519	4,356,661
Seligman Global Tech Portfolio	5,089,324	2,487,342	4,373,679	-	(151,441)	(126,175)	(182,349)	906,138	4,819,852	7,307,194	12,396,518
US Government Mortgage Portfolio	2,294,024	(66,333)	2,880,337	-	(244,973)	(554,215)	(41,511)	(1,913,461)	126,177	59,844	2,353,868
Strategic Income Portfolio	257,543	(5,413)	847,153	-	(74,834)	(16,985)	(16,401)	462,140	1,201,073	1,195,660	1,453,203
Emerging Markets Portfolio	-	(27,616)	313,629	-	-	-	(57)	26,309	339,881	312,265	312,265
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	37,096,159	10,024,833	10,150,387	-	(1,745,916)	(1,970,802)	(920,495)	(3,195,823)	2,317,351	12,342,184	49,438,343
Small Cap Index Portfolio	6,400,725	794,372	2,841,069	-	(358,222)	(229,114)	(129,865)	(476,049)	1,647,819	2,442,191	8,842,916
Alternative Asset Allocation Portfolio	1,184,795	123,566	52,879	-	(42,044)	(110,916)	(27,003)	26,825	(100,259)	23,307	1,208,102
Global Small Cap Portfolio	357,984	45,083	-	-	(6,215)	(62,341)	(23,591)	(3,936)	(96,083)	(51,000)	306,984
Small Mid Cap Value Portfolio	4,977,766	1,343,177	211,552	-	(277,573)	(274,097)	(144,535)	(289,235)	(773,888)	569,289	5,547,055

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2021

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
CROCI US Portfolio	168,798	38,360	1,000	-	(9,729)	(11,830)	(4,260)	8,401	(16,418)	21,942	190,740
High Income Portfolio	-	588	169,963	-	-	-	-	(6,225)	163,738	164,326	164,326
Eaton Vance Variable Trust
Floating Rate Income Portfolio	17,199,803	398,555	3,992,639	-	(1,163,829)	(934,763)	(814,522)	1,235,287	2,314,812	2,713,367	19,913,170
Delaware Variable Insurance Portfolios
Total Return Portfolio	335,597	30,411	-	-	(16,754)	-	(11,021)	(138,414)	(166,189)	(135,778)	199,819
International Portfolio	1,128,220	58,209	1,500	-	(21,080)	(3,309)	(13,789)	98,096	61,418	119,627	1,247,847
Opportunity Portfolio	11,448,002	2,305,513	154,881	-	(640,359)	(784,748)	(487,688)	(1,115,379)	(2,873,293)	(567,780)	10,880,222
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	6,253,697	1,036,961	144,227	-	(531,014)	(287,041)	(190,352)	(385,942)	(1,250,122)	(213,161)	6,040,536
Income Fund	21,672,079	3,244,975	3,583,022	-	(1,448,336)	(1,203,880)	(1,021,246)	522	(89,918)	3,155,057	24,827,136
Global Bond Fund	29,210,565	(1,872,304)	3,510,145	-	(1,283,146)	(1,742,280)	(1,145,012)	3,009,922	2,349,629	477,325	29,687,890
Foreign Fund	36,392,804	1,003,364	6,815,634	-	(1,782,647)	(2,005,199)	(1,320,073)	(424,923)	1,282,792	2,286,156	38,678,960
Developing Markets Fund	3,538,904	(192,647)	173,143	-	(205,533)	(277,825)	(110,550)	15,448	(405,317)	(597,964)	2,940,940
Mutual Global Discovery Fund	5,988,007	1,034,478	40,325	-	(579,399)	(226,927)	(109,741)	37,136	(838,606)	195,872	6,183,879
Rising Dividends Fund	21,466,410	5,653,987	5,496,404	-	(1,127,381)	(1,280,297)	(433,446)	(460,756)	2,194,524	7,848,511	29,314,921
DynaTech 2 Fund	-	(37,254)	1,029,087	-	(882)	-	(631)	295,488	1,323,062	1,285,808	1,285,808
Multi-Asset Dynamic Multi-Strategy Portfolio	405,881	44,487	1,485	-	(1,494)	(483)	(7,076)	(27,737)	(35,305)	9,182	415,063
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	3,950,871	315,281	80,821	-	(355,266)	(300,164)	(93,384)	(171,508)	(839,501)	(524,220)	3,426,651
Balanced Portfolio	7,454,825	1,051,984	329,707	-	(159,517)	(594,509)	(175,269)	(5,146)	(604,734)	447,250	7,902,075
Global Equity Income Portfolio	1,093,882	159,843	89,056	-	(95,198)	(80,256)	(11,098)	20,653	(76,843)	83,000	1,176,882
Energy Portfolio	800,671	369,869	130,666	-	(112,320)	(76,760)	(23,108)	600,257	518,735	888,604	1,689,275
Global Bond Portfolio	1,044,085	(16,701)	94,593	-	(8,631)	(295,521)	(42,391)	(248,549)	(500,499)	(517,200)	526,885
Natural Resources Portfolio	638,931	168,767	43,911	-	(29,851)	(49,580)	(21,566)	41,911	(15,175)	153,592	792,523
Growth Portfolio	4,364,019	1,244,923	587,202	-	(192,472)	(260,719)	(103,701)	(776,409)	(746,099)	498,824	4,862,843
High Income Portfolio	14,059,607	635,124	1,066,639	-	(1,028,069)	(1,024,110)	(422,115)	(1,079,752)	(2,487,407)	(1,852,283)	12,207,324
International Core Equity Portfolio	7,775,781	965,672	452,469	-	(420,622)	(334,054)	(184,216)	(163,733)	(650,156)	315,516	8,091,297
Global Growth Portfolio	912,647	141,848	36,000	-	(67,126)	-	(4,613)	(31,395)	(67,134)	74,714	987,361
Mid Cap Growth Portfolio	12,968,074	2,083,023	2,759,966	-	(187,541)	(674,916)	(263,758)	(1,568,939)	64,812	2,147,835	15,115,909
Science and Technology Portfolio	16,169,446	2,290,125	1,789,735	-	(778,808)	(182,716)	(459,837)	(348,212)	20,162	2,310,287	18,479,733
Small Cap Growth Portfolio	6,879,809	220,044	203,727	-	(276,682)	(251,116)	(147,696)	(397,693)	(869,460)	(649,416)	6,230,393
SMID Cap Core Portfolio	12,291,898	2,279,972	1,604,025	-	(506,558)	(968,316)	(352,949)	(1,621,111)	(1,844,909)	435,063	12,726,961
Lazard Retirement Series, Inc.
International Equity Portfolio	1,161,559	54,759	109,233	-	(138,283)	(63,964)	(32,064)	(57,739)	(182,817)	(128,058)	1,033,501
Global Dynamic Multi Asset Portfolio	1,333,979	132,204	525,350	-	(23,826)	(132,549)	(42,110)	(326,392)	473	132,677	1,466,656
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	1,448,658	(8,976)	889,484	-	(76,796)	(1,183)	(102,528)	24,166	733,143	724,167	2,172,825
ClearBridge Variable Mid Cap Portfolio	10,335,598	2,887,232	3,107,340	-	(461,466)	(388,355)	(342,604)	250,662	2,165,577	5,052,809	15,388,407
ClearBridge Variable Dividend Strategy Portfolio	30,049,701	8,518,543	4,031,531	-	(561,798)	(759,547)	(2,215,150)	5,440,236	5,935,272	14,453,815	44,503,516
ClearBridge Variable Small Cap Growth Portfolio	5,195,487	583,455	2,052,270	-	(357,017)	(61,337)	(142,914)	(337,317)	1,153,685	1,737,140	6,932,627
ClearBridge Variable Aggressive Growth Portfolio	988,742	72,612	32,500	-	(62,010)	(12,559)	(28,454)	14,607	(55,916)	16,696	1,005,438
Western Asset Variable Core Bond Plus Portfolio	73,589,537	(2,674,002)	19,793,892	-	(2,824,527)	(3,287,264)	(3,049,467)	6,075,694	16,708,328	14,034,326	87,623,863
ClearBridge Variable Large Cap Growth Portfolio	19,100,602	4,232,831	7,309,481	-	(502,466)	(719,001)	(780,219)	(966,577)	4,341,218	8,574,049	27,674,651
Pioneer Variable Contracts Trust
Fund Portfolio	821,287	178,073	89,967	-	(11,528)	(230,167)	(2,747)	197,652	43,177	221,250	1,042,537
Bond Portfolio	49,841,041	(544,094)	10,157,429	-	(2,289,561)	(3,059,219)	(1,949,512)	4,158,161	7,017,298	6,473,204	56,314,245
Strategic Income Portfolio	13,675,201	64,203	1,365,206	-	(462,348)	(553,413)	(522,410)	1,143,672	970,707	1,034,910	14,710,111
Equity Income Portfolio	12,659,788	2,870,549	1,658,519	-	(919,910)	(710,752)	(403,146)	(407,757)	(783,046)	2,087,503	14,747,291
High Yield Portfolio	1,033,879	40,279	5,708	-	(53,345)	(41,127)	(52,546)	53,016	(88,294)	(48,015)	985,864

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2021

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Prudential Series Funds
PGIM Jennison Focused Blend Portfolio	485,480	71,250	6	-	-	-	(6,007)	(3,319)	(9,320)	61,930	547,410
Natural Resources Portfolio	564,254	116,464	2,912	-	(108,316)	(10,982)	(7,769)	(27,413)	(151,568)	(35,104)	529,150
Mid-Cap Growth Portfolio	270,641	21,280	-	-	(60,680)	-	(11,514)	(8,202)	(80,396)	(59,116)	211,525
Royce Capital Fund
Micro-Cap Portfolio	387,137	96,649	30,163	-	(92,745)	-	(174)	(57,577)	(120,333)	(23,684)	363,453
Small Cap Portfolio	7,891,351	1,983,958	649,118	-	(570,594)	(578,239)	(333,473)	(624,746)	(1,457,934)	526,024	8,417,375
Alps Fund
Alerian Energy Infrastructure Portfolio	1,604,648	520,081	406,728	-	(118,857)	(255,415)	(33,404)	146,640	145,692	665,773	2,270,421
Red Rocks Global Opportunity Portfolio	1,697,631	389,962	196,828	-	(85,535)	(32,580)	(54,760)	76,445	100,398	490,360	2,187,991
American Funds IS
Asset Allocation Fund	88,570,731	12,795,410	25,985,240	-	(3,277,115)	(3,966,603)	(2,069,389)	1,115,029	17,787,162	30,582,572	119,153,303
Washington Mutual Investors Fund	36,024,945	9,649,241	10,162,788	-	(1,131,886)	(1,915,948)	(997,613)	(2,138,760)	3,978,581	13,627,822	49,652,767
Ultra-Short Bond Fund	22,701,543	(403,847)	9,591,980	-	(2,400,561)	(1,939,001)	(1,177,247)	(6,570,244)	(2,495,073)	(2,898,920)	19,802,623
Capital Income Builder Fund	16,723,670	2,281,726	3,283,846	-	(353,946)	(2,506,637)	(289,744)	646,804	780,323	3,062,049	19,785,719
Global Growth Fund	18,882,735	3,137,959	9,407,621	-	(486,935)	(741,221)	(508,959)	701,588	8,372,094	11,510,053	30,392,788
Capital World Growth and Income Fund	14,909,631	2,141,344	3,006,006	-	(294,140)	(749,957)	(436,661)	1,273,784	2,799,032	4,940,376	19,850,007
Global Small Capitalization Fund	5,852,838	251,047	2,790,589	-	(105,260)	(202,066)	(124,796)	(447,559)	1,910,908	2,161,955	8,014,793
Growth Fund	44,819,781	9,579,591	16,177,409	-	(1,604,073)	(2,682,705)	(1,252,117)	(52,406)	10,586,108	20,165,699	64,985,480
Growth-Income Fund	41,994,585	10,178,399	23,222,520	-	(1,391,793)	(3,838,179)	(1,099,018)	(3,520,887)	13,372,643	23,551,042	65,545,627
International Fund	8,717,502	(398,005)	4,226,318	-	(554,030)	(523,791)	(291,411)	232,541	3,089,627	2,691,622	11,409,124
International Growth and Income Fund	7,449,803	276,128	2,537,355	-	(238,913)	(687,674)	(200,631)	98,608	1,508,745	1,784,873	9,234,676
New World Fund	36,511,158	1,147,817	8,021,476	-	(1,267,827)	(1,934,593)	(1,083,293)	(801,498)	2,934,265	4,082,082	40,593,240
U.S. Government Securities Fund	34,858,071	(726,669)	11,863,707	-	(3,032,845)	(1,126,852)	(1,749,878)	(7,719,209)	(1,765,077)	(2,491,746)	32,366,325
Invesco Oppenheimer
International Growth Fund	15,661,018	1,449,344	7,927,620	-	(333,864)	(481,883)	(488,181)	(85,417)	6,538,275	7,987,619	23,648,637
T. Rowe Price
Blue Chip Growth Portfolio	55,679,399	9,260,475	14,889,878	-	(1,944,356)	(2,966,382)	(1,426,136)	(674,195)	7,878,809	17,139,284	72,818,683
Health Sciences Portfolio	23,872,615	3,017,188	6,949,689	-	(736,540)	(887,041)	(768,549)	470,989	5,028,548	8,045,736	31,918,351
John Hancock Variable Insurance Trust
Financial Industries Portfolio	778,002	305,277	576,855	-	(67,428)	(1,684)	(28,072)	1,630,157	2,109,828	2,415,105	3,193,107
Fundamental All Cap Core Portfolio	96,473	155,262	8,445	-	(20,764)	-	(1,510)	288,255	274,426	429,688	526,161
Select Bond Portfolio	317,121	(8,553)	181,300	-	(12,323)	(45,059)	(35,087)	11,527	100,358	91,805	408,926
Strategic Income Opportunities Portfolio	446,640	(4,125)	361,798	-	(731)	(3,577)	(37,919)	94,077	413,648	409,523	856,163
Federated Hermes
High Income Bond Portfolio	422,194	7,306	927,654	-	-	(25,239)	(51,588)	(111,004)	739,823	747,129	1,169,323
Kaufmann Portfolio	4,080,488	35,268	3,023,666	-	(66,658)	(235,864)	(135,623)	(861,504)	1,724,017	1,759,285	5,839,773
Managed Volatility Portfolio	68,794	30,027	303,649	-	(18,230)	-	(287)	79,446	364,578	394,605	463,399
Principal Variable Contracts
Blue Chip Fund	-	1,196	20,722	-	-	-	-	60,960	81,682	82,878	82,878
Equity Income Fund	-	5,048	129,628	-	-	-	(995)	1,495	130,128	135,176	135,176
Diversified Balance Fund	-	1,684	300,594	-	-	-	-	13,076	313,670	315,354	315,354
Diversified Growth Fund	-	9,272	256,887	-	-	-	-	(379)	256,508	265,780	265,780
Diversified Income Fund	-	11,365	36,500	-	-	-	-	732,386	768,886	780,251	780,251

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2020

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$6,389,717	$(77,433)	$175,399	$(622)	$(1,522,750)	$(264,422)	$(268,219)	$5,355,757	$3,475,143	$3,397,710	$9,787,427
High Income Portfolio	12,059,687	43,766	275,909	599	(450,472)	(280,799)	(124,773)	(4,936,868)	(5,516,404)	(5,472,638)	6,587,049
Equity-Income Portfolio	7,166,866	250,989	28,835	(806)	(370,104)	(127,594)	(203,773)	(59,305)	(732,747)	(481,758)	6,685,108
Growth Portfolio	7,729,119	2,687,062	16,762	(142)	(538,329)	(32,253)	(152,941)	(573,802)	(1,280,705)	1,406,357	9,135,476
Overseas Portfolio	6,565,374	810,361	42,729	411	(410,318)	(134,640)	(130,855)	186,571	(446,102)	364,259	6,929,633
Mid Cap Portfolio	15,243,046	2,233,770	818,491	8,275	(457,038)	(521,297)	(288,714)	(937,844)	(1,378,127)	855,643	16,098,689
Asset Manager Portfolio	1,184,709	114,628	2,710	(57)	(150,720)	(2,297)	(29,277)	(3,394)	(183,035)	(68,407)	1,116,302
Investment Grade Bond Portfolio	3,418,470	258,610	14,530	324	(484,459)	(24,881)	(77,819)	326,642	(245,663)	12,947	3,431,417
Index 500 Portfolio	21,551,004	3,483,176	1,712,444	2,086	(1,039,074)	(229,398)	(617,551)	(1,196,669)	(1,368,162)	2,115,014	23,666,018
Contrafund Portfolio	33,859,564	8,966,980	2,176,656	9,071	(1,591,673)	(1,070,928)	(542,036)	(1,985,206)	(3,004,116)	5,962,864	39,822,428
Asset Manager: Growth Portfolio	798,018	120,790	25,663	(493)	(58,209)	(1,888)	(12,454)	15,994	(31,387)	89,403	887,421
Balanced Portfolio	2,994,631	543,027	21,485	(97)	(297,037)	(7,860)	(48,896)	529,709	197,304	740,331	3,734,962
Growth & Income Portfolio	1,666,471	286,975	11,807	(244)	(127,903)	(6,077)	(41,539)	(270,008)	(433,964)	(146,989)	1,519,482
Growth Opportunities Portfolio	4,894,768	6,009,915	7,473,783	-	(824,189)	(900,927)	(318,148)	3,183,570	8,614,089	14,624,004	19,518,772
Value Strategies Portfolio	4,212,064	(21,289)	17,614	(570)	(167,199)	(148,236)	(107,292)	(323,310)	(728,993)	(750,282)	3,461,782
Strategic Income Portfolio	11,890,430	687,159	1,457,317	-	(334,320)	(399,830)	(389,432)	574,507	908,242	1,595,401	13,485,831
Emerging Markets Portfolio	4,085,653	1,090,834	336,377	-	(62,317)	(63,409)	(97,735)	138,227	251,143	1,341,977	5,427,630
Real Estate Portfolio	19,207,943	(1,441,665)	2,366,820	-	(353,469)	(823,936)	(447,880)	(63,078)	678,457	(763,208)	18,444,735
Funds Manager 50% Portfolio	5,531,550	1,867,000	2,128,804	-	(62,573)	(142,918)	(98,999)	1,291,530	3,115,844	4,982,844	10,514,394
Funds Manager 70% Portfolio	3,215,544	504,641	412,814	-	(2,926)	(61,029)	(41,140)	(39,213)	268,506	773,147	3,988,691
Funds Manager 85% Portfolio	957,280	140,669	94,614	-	-	(110,784)	(24,223)	(32,509)	(72,902)	67,767	1,025,047
Government Money Market Portfolio Service Class 2	3,782,351	(43,512)	411,452	-	(75,907)	(323,281)	(83,026)	689,200	618,438	574,926	4,357,277
International Capital Appreciation Portfolio	-	49,654	286,257	-	-	-	(11,588)	321,951	596,620	646,274	646,274
American Century Variable Portfolios, Inc.
Balanced Fund	1,630,677	210,218	629,880	(24)	(193,628)	(148,298)	(23,333)	534,506	799,103	1,009,321	2,639,998
Capital Appreciation Fund	2,336,783	756,966	11,519	(1,242)	(195,363)	(9,560)	(27,294)	(491,209)	(713,149)	43,817	2,380,600
International Fund	3,652,645	690,983	13,236	3,237	(227,109)	(91,932)	(107,018)	(79,758)	(489,344)	201,639	3,854,284
Value Fund	63,837,412	239,338	6,752,407	2,601	(1,448,734)	(2,802,548)	(1,386,133)	534,456	1,652,049	1,891,387	65,728,799
Disciplined Core Value Fund	1,786,997	239,102	662,098	(71)	(63,208)	(31,465)	(74,432)	310,618	803,540	1,042,642	2,829,639
Inflation Protection Fund	5,470,382	415,585	970,342	(67)	(375,289)	(99,417)	(150,196)	(173,722)	171,651	587,236	6,057,618
Large Company Value Fund	581,962	(8,282)	3,588	-	(41,141)	-	(19,696)	(106,126)	(163,375)	(171,657)	410,305
Mid Cap Value Fund	28,990,438	78,265	4,025,312	-	(619,906)	(833,007)	(754,946)	(264,257)	1,553,196	1,631,461	30,621,899
Ultra Fund	4,847,138	2,016,833	578,061	-	(157,393)	(1,011,866)	(185,253)	593,021	(183,430)	1,833,403	6,680,541
MFS Variable Insurance Trust
Research Series	524,343	59,227	235	-	(18,847)	(7,744)	(18,345)	(89,196)	(133,897)	(74,670)	449,673
Growth Series	2,277,555	498,460	7,441	382	(141,583)	(15,904)	(25,784)	(678,060)	(853,508)	(355,048)	1,922,507
Investors Trust Series	312,969	29,763	204	642	(7,021)	-	(6,898)	613	(12,460)	17,303	330,272
New Discovery Series	5,768,564	2,960,755	1,186,133	296	(211,488)	(250,916)	(129,998)	(512,170)	81,857	3,042,612	8,811,176
Corporate Bond Portfolio	3,996,954	426,505	1,453,828	-	(109,295)	(168,060)	(109,865)	1,063,143	2,129,751	2,556,256	6,553,210
Emerging Markets Equity Portfolio	3,967,495	354,539	410,949	-	(74,189)	(114,398)	(66,675)	(151,691)	3,996	358,535	4,326,030
Technology Portfolio	4,536,402	2,356,487	1,666,617	-	(127,087)	(262,447)	(113,887)	1,269,620	2,432,816	4,789,303	9,325,705
Global Tactical Allocation Portfolio	1,362,722	61,753	38,918	-	(53,326)	(1,088)	(44,137)	60,320	687	62,440	1,425,162
International Intrinsic Value Portfolio	14,878,599	2,869,207	1,178,211	-	(476,357)	(949,021)	(337,651)	(127,295)	(712,113)	2,157,094	17,035,693
Utilities Series Portfolio	11,022,016	484,361	1,345,640	-	(603,901)	(319,917)	(254,153)	(700,030)	(532,361)	(48,000)	10,974,016
Blended Research Core Equity Portfolio	1,822,295	203,429	187,108	-	(205,787)	(31,585)	(13,232)	(188,353)	(251,849)	(48,420)	1,773,875
Global Real Estate Portfolio	337,178	(25,494)	105,197	-	(4,041)	(3,301)	(3,362)	(182,380)	(87,887)	(113,381)	223,797

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2020

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	1,652,412	14,297	6,590	-	(18,087)	(7,281)	(38,954)	(7,883)	(65,615)	(51,318)	1,601,094
Mid-Cap Stock Portfolio	2,067,659	(31,794)	5,351	1,119	(165,325)	(53,568)	(34,477)	(28,814)	(275,714)	(307,508)	1,760,151
Bond-Debenture Portfolio	23,012,603	1,146,695	3,228,506	-	(705,369)	(1,168,752)	(598,723)	(1,065,727)	(310,065)	836,630	23,849,233
Fundamental Equity Portfolio	1,757,521	(14,183)	46,280	-	(28,212)	(33,191)	(30,342)	13,257	(32,208)	(46,391)	1,711,130
Developing Growth Portfolio	2,951,762	2,268,544	786,257	-	(91,531)	(200,648)	(64,933)	447,500	876,645	3,145,189	6,096,951
Short Duration Income Portfolio	19,527,957	322,099	3,753,074	-	(1,423,564)	(1,150,850)	(730,378)	(1,083,169)	(634,887)	(312,788)	19,215,169
Alger Fund
LargeCap Growth Portfolio	5,626,299	3,274,357	34,544	(2,118)	(523,859)	(121,357)	(183,878)	(561,553)	(1,358,221)	1,916,136	7,542,435
MidCap Growth Portfolio	4,401,275	2,419,219	38,949	776	(349,592)	(64,642)	(118,927)	(368,855)	(862,291)	1,556,928	5,958,203
Capital Appreciation Portfolio	3,519,221	1,366,292	17,596	-	(319,034)	(18,166)	(186,230)	202,236	(303,598)	1,062,694	4,581,915
SmallCap Growth Portfolio	725,070	435,648	726	428	(54,934)	(3,785)	(8,656)	(57,689)	(123,910)	311,738	1,036,808
Capital Appreciation Portfolio Class S	42,742,263	14,908,653	3,832,496	-	(1,501,169)	(1,966,663)	(1,312,465)	(6,423,733)	(7,371,534)	7,537,119	50,279,382
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	2,765,780	348,823	694,160	296	(102,919)	(191,982)	(66,741)	172,295	505,109	853,932	3,619,712
S&P 500 Index Portfolio	1,444,394	204,591	3,542	-	(200,098)	(4,271)	(39,259)	536,225	296,139	500,730	1,945,124
SRI Balanced Portfolio	969,305	265,468	702,984	-	(51,704)	(63,055)	(91,474)	959,405	1,456,156	1,721,624	2,690,929
Invesco Variable Insurance Funds
Technology Fund	1,198,233	526,797	10,845	404	(17,474)	-	(27,189)	136,664	103,250	630,047	1,828,280
Managed Volatility Fund	886,021	(50,506)	1,058	(1,118)	(155,821)	(7,871)	(12,076)	(11,215)	(187,043)	(237,549)	648,472
Diversified Dividend Fund	804,640	(15,246)	5,689	(2,021)	(7,347)	-	(9,084)	(31,528)	(44,291)	(59,537)	745,103
Health Care Fund	1,694,997	166,008	8,500	(32)	(76,480)	-	(58,546)	(198,921)	(325,479)	(159,471)	1,535,526
Global Real Estate Fund	271,311	(39,661)	213	-	-	(11,317)	(9,563)	(94,317)	(114,984)	(154,645)	116,666
International Growth Fund	313,835	12,146	-	-	(1,486)	-	(11,137)	(39,092)	(51,715)	(39,569)	274,266
Main Street Mid Cap Fund	295,438	16,808	537	-	(5,355)	(3,105)	(10,101)	(2,824)	(20,848)	(4,040)	291,398
Core Bond Fund	2,497,124	209,618	478,807	-	(5,847)	(111,544)	(125,695)	994,040	1,229,761	1,439,379	3,936,503
Discovery Mid Cap Growth Fund	2,537,512	1,092,615	760,531	-	(29,317)	(51,390)	(43,214)	(305,010)	331,600	1,424,215	3,961,727
Global Fund	5,016,048	1,182,976	459,984	-	(77,687)	(413,050)	(101,480)	(250,765)	(382,998)	799,978	5,816,026
Main Street Fund	9,695,219	794,199	703,665	-	(171,084)	(132,896)	(173,858)	(1,410,214)	(1,184,387)	(390,188)	9,305,031
Main Street Small Cap Fund	4,988,917	730,450	512,430	-	(133,062)	(390,304)	(84,672)	(324,414)	(420,022)	310,428	5,299,345
Growth and Income Portfolio	591,115	(15,841)	63	-	(40,688)	(1,385)	(16,772)	(11,280)	(70,062)	(85,903)	505,212
Value Opportunities Fund	25,814	527	-	-	-	-	(510)	(6)	(516)	11	25,825
American Value Fund	157,644	(10,279)	-	-	(12,476)	-	(11,355)	(3,285)	(27,116)	(37,395)	120,249
J.P. Morgan Series Trust II
Core Bond Portfolio	2,079,002	125,093	7,522	1,177	(289,622)	(38,378)	(57,542)	36,453	(340,390)	(215,297)	1,863,705
Small Cap Core Portfolio	2,187,263	290,724	16,817	(352)	(186,335)	(15,531)	(41,091)	177,930	(48,562)	242,162	2,429,425
Rydex Variable Trust
Nova Fund	847,228	22,024	1,174	296	(3,013)	-	(3,261)	(304,550)	(309,354)	(287,330)	559,898
NASDAQ-100 Fund	1,340,877	632,920	7,518	(2,850)	(23,629)	(29,874)	(25,659)	375,225	300,731	933,651	2,274,528
U.S. Government Money Market Fund	124,031	(1,285)	-	-	(26,727)	-	(9,706)	(10)	(36,443)	(37,728)	86,303
Inverse S&P 500 Strategy Fund	41,658	(29,644)	914	-	(5,301)	(136)	(620)	38,793	33,650	4,006	45,664
Inverse NASDAQ-100 Strategy Fund	35,787	(7,269)	124	-	(6)	(97)	(46)	(11,483)	(11,508)	(18,777)	17,010
Inverse Government Long Bond Strategy Fund	11,198	(2,443)	-	-	(1,655)	-	(437)	2,917	825	(1,618)	9,580
Government Long Bond 1.2x Strategy	124,669	(211,845)	10,065	-	-	-	(20,240)	408,137	397,962	186,117	310,786
NASDAQ-100 2x Strategy Fund	-	-	-	-	-	-	-	-	-	-	-
Inverse Dow 2x Strategy Fund	-	-	-	-	-	-	-	-	-	-	-
Rydex Variable Insurance Funds
Biotechnology Fund	6,058,557	1,208,005	82,452	-	(163,493)	(271,002)	(90,667)	69,440	(373,270)	834,735	6,893,292
S&P 500 Pure Growth Fund	4,290,516	840,728	210,784	-	(406,125)	(733,123)	(125,157)	(73,284)	(1,126,905)	(286,177)	4,004,339
S&P MidCap 400 Pure Growth Fund	1,585,408	376,826	7,100	-	(23,082)	(2,215)	(22,920)	(222,179)	(263,296)	113,530	1,698,938

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2020

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Guggenheim Variable Insurance Funds
Long Short Equity Fund	825,276	47,512	92,878	428	(27,019)	-	(16,088)	97,728	147,927	195,439	1,020,715
Multi-Hedge Strategies Fund	2,005,173	112,332	17,417	-	(93,639)	(124,507)	(50,467)	62,570	(188,626)	(76,294)	1,928,879
Global Managed Futures Strategy Fund	367,226	5,708	3,820	-	(15,694)	(14,549)	(3,824)	(46,013)	(76,260)	(70,552)	296,674
Small Cap Value Fund	2,747,725	(29,656)	380,559	-	(45,090)	(53,243)	(66,840)	62,460	277,846	248,190	2,995,915
ProFunds VP
Profund Access VP High Yield Fund	145,287	(1,352)	-	-	(95,343)	-	(3,346)	(3,450)	(102,139)	(103,491)	41,796
Asia 30	69,847	18,860	-	-	(6,144)	-	(2,562)	8	(8,698)	10,162	80,009
Banks	52,386	(11,987)	378	-	(13,781)	-	(1,180)	1,762	(12,821)	(24,808)	27,578
Basic Materials	24,969	529	-	-	-	-	(1,378)	1,347	(31)	498	25,467
Bear	54,539	(10,718)	131	-	-	-	(996)	(13,271)	(14,136)	(24,854)	29,685
Biotechnology	319,069	26,620	864	-	(9,024)	(34,062)	(14,845)	(24,264)	(81,331)	(54,711)	264,358
Bull	1,324,552	(112,927)	1,031	-	(21,690)	-	(30,931)	(825,333)	(876,923)	(989,850)	334,702
Consumer Goods	144,514	42,723	427	-	(3,228)	-	(1,747)	54,498	49,950	92,673	237,187
Consumer Services	115,044	29,615	-	-	(4,487)	(9,495)	(5,693)	51,955	32,280	61,895	176,939
Dow 30	140,000	33,575	-	-	-	-	(23,278)	79,222	55,944	89,519	229,519
Emerging Markets	60,942	(19,461)	161	-	(143,722)	-	(5,576)	166,398	17,261	(2,200)	58,742
Europe 30	65,288	(8,458)	-	-	(18,026)	-	(2,825)	(101)	(20,952)	(29,410)	35,878
Falling U.S. Dollar	28,678	606	-	-	-	-	(2,525)	(3)	(2,528)	(1,922)	26,756
Financials	73,035	(11,102)	-	-	-	-	(2,140)	(34,913)	(37,053)	(48,155)	24,880
Health Care	310,528	27,281	323	-	(40,685)	(17,300)	(11,204)	17,005	(51,861)	(24,580)	285,948
Industrials	187,693	1,023	61	-	(6,820)	(1,824)	(3,251)	(13,340)	(25,174)	(24,151)	163,542
International	45,390	(33,635)	-	-	-	-	(3,134)	33,959	30,825	(2,810)	42,580
Internet	268,072	130,310	7,733	-	(17,366)	(14,925)	(4,492)	(5,742)	(34,792)	95,518	363,590
Japan	38,851	6,264	-	-	-	-	(660)	877	217	6,481	45,332
Large-Cap Growth	868,675	234,429	84	-	(141,529)	(19,856)	(40,799)	190,995	(11,105)	223,324	1,091,999
Large-Cap Value	570,190	(44,383)	400	-	(135,585)	-	(15,845)	3,082	(147,948)	(192,331)	377,859
Mid-Cap	2,977,627	(524,869)	859	-	(35,101)	-	(40,397)	(2,244,789)	(2,319,428)	(2,844,297)	133,330
Mid-Cap Growth	297,810	43,536	-	-	(15,083)	-	(10,980)	38,977	12,914	56,450	354,260
Mid-Cap Value	99,634	(2,963)	-	-	(2,913)	-	(3,789)	(3,737)	(10,439)	(13,402)	86,232
Government Money Market	2,912,327	(75,137)	1,688	-	(335,150)	(3,306)	(335,670)	1,858,144	1,185,706	1,110,569	4,022,896
Oil & Gas	283,197	(122,625)	-	-	(1,834)	(546)	(9,340)	(14,307)	(26,027)	(148,652)	134,545
NASDAQ-100	685,380	149,161	1,148	-	-	-	(41,659)	(178,852)	(219,363)	(70,202)	615,178
Pharmaceuticals	83,608	5,050	841	-	(26,620)	-	(349)	1,403	(24,725)	(19,675)	63,933
Precious Metals	725,931	133,342	17	-	(305,796)	(9,651)	(56,273)	(41,544)	(413,247)	(279,905)	446,026
Real Estate	250,321	(2,364)	-	-	(21,091)	(7,281)	(5,280)	(122,423)	(156,075)	(158,439)	91,882
Rising Rates Opportunity	36,098	(9,713)	-	-	(4,603)	-	(2,619)	(5)	(7,227)	(16,940)	19,158
Semiconductor	112,770	40,082	-	-	(19,764)	-	(4,488)	16,103	(8,149)	31,933	144,703
Short Dow 30	2,821	(65,329)	-	-	-	(354)	(12,542)	85,048	72,152	6,823	9,644
Short Emerging Markets	-	-	-	-	-	-	-	-	-	-	-
Short International	7,613	(1,439)	-	-	-	-	(41)	-	(41)	(1,480)	6,133
Short Mid-Cap	3,007	(770)	2	-	-	(355)	-	-	(353)	(1,123)	1,884
Short NASDAQ-100	243	(1,774)	-	-	-	(165)	-	5,101	4,936	3,162	3,405
Short Small-Cap	5,715	(37,158)	-	-	-	(328)	(4,503)	39,792	34,961	(2,197)	3,518
Small-Cap	284,232	21,206	983	-	-	-	(12,763)	(105,426)	(117,206)	(96,000)	188,232
Small-Cap Growth	221,210	(7,154)	7	-	(11,167)	-	(5,948)	40,442	23,334	16,180	237,390
Small-Cap Value	97,219	5,420	-	-	-	-	(6,374)	109,601	103,227	108,647	205,866
Technology	321,408	179,864	-	-	(4,921)	(3,250)	(41,554)	52,472	2,747	182,611	504,019
Telecommunications	5,006	286	384	-	-	-	(1,204)	1,428	608	894	5,900
U.S. Government Plus	147,073	8,049	-	-	(6,426)	(2,628)	(42,862)	293,212	241,296	249,345	396,418
UltraBull	593,749	161,428	13,373	-	(13,987)	(3,638)	(26,561)	264,302	233,489	394,917	988,666
UltraMid-Cap	412,736	144,915	12,945	-	(36,884)	(19,539)	(17,525)	151,743	90,740	235,655	648,391

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2020

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
UltraNASDAQ-100	466,110	430,018	12,876	-	(10,567)	(128,824)	(30,464)	143,109	(13,870)	416,148	882,258
UltraShort Dow 30	1,890	(947)	-	-	-	-	-	(2)	(2)	(949)	941
UltraShort NASDAQ-100	2,212	(1,622)	-	-	-	-	-	-	-	(1,622)	590
UltraSmall-Cap	139,999	190,015	14,029	-	(7,045)	(4,538)	(15,947)	93,261	79,760	269,775	409,774
Utilities	87,157	(13,939)	823	-	-	-	(12,858)	54,106	42,071	28,132	115,289
VanEck Worldwide Insurance Trust
Global Resources Fund	5,651,543	1,001,126	141,336	(661)	(249,164)	(130,568)	(96,176)	345,902	10,669	1,011,795	6,663,338
Emerging Markets Fund	1,622,587	192,877	12,507	(2,377)	(128,162)	(11,775)	(100,541)	(48,178)	(278,526)	(85,649)	1,536,938
Emerging Markets Bond Fund	461,861	65,449	3,683	-	(32,880)	-	(9,379)	66,080	27,504	92,953	554,814
Janus Henderson Series
Global Technology and Innovation Portfolio	5,605,246	3,327,272	2,129,217	-	(634,289)	(363,476)	(218,440)	1,231,720	2,144,732	5,472,004	11,077,250
Overseas Portfolio	488,302	97,561	174,825	-	(31,416)	(23,604)	(6,835)	(42,534)	70,436	167,997	656,299
Research Portfolio	536,101	108,331	57,890	-	(58,619)	(73,720)	(7,953)	(566)	(82,968)	25,363	561,464
Enterprise Services Portfolio	24,865,839	4,710,609	3,888,477	-	(652,959)	(831,291)	(694,857)	(363,731)	1,345,639	6,056,248	30,922,087
Global Research Portfolio	969,267	152,022	149,839	-	(11,951)	(2,587)	(5,687)	(161,627)	(32,013)	120,009	1,089,276
Mid Cap Value Portfolio	3,477,494	(90,048)	557,810	-	(89,278)	(111,863)	(110,921)	(64,473)	181,275	91,227	3,568,721
Balanced Portfolio	41,323,181	5,448,736	10,188,433	-	(814,237)	(980,112)	(1,735,491)	1,732,353	8,390,946	13,839,682	55,162,863
Flexible Bond Portfolio	6,994,524	752,984	1,061,252	-	(31,043)	(135,964)	(185,956)	1,193,714	1,902,003	2,654,987	9,649,511
PIMCO Variable Insurance Trust
Total Return Portfolio	50,056,375	3,066,331	3,137,847	4,281	(3,258,962)	(1,711,941)	(1,862,184)	(2,877,390)	(6,568,349)	(3,502,018)	46,554,357
Low Duration Portfolio	25,289,738	426,455	5,092,837	-	(1,780,966)	(2,176,299)	(1,055,837)	2,916,623	2,996,358	3,422,813	28,712,551
High Yield Portfolio	11,878,657	269,012	1,735,982	(156)	(420,877)	(455,599)	(303,023)	(2,522,092)	(1,965,765)	(1,696,753)	10,181,904
Real Return Portfolio	21,521,058	2,132,877	1,931,292	-	(693,395)	(1,188,993)	(809,756)	1,119,385	358,533	2,491,410	24,012,468
All Asset Portfolio	4,350,224	181,977	167,586	-	(103,309)	(492,692)	(69,046)	(95,762)	(593,223)	(411,246)	3,938,978
Global Managed Asset Allocation Portfolio	569,726	111,775	286,832	-	(51,633)	-	(22,544)	(1,088)	211,567	323,342	893,068
Short-Term Portfolio	44,795,827	991,327	12,226,037	-	(3,007,438)	(2,898,617)	(2,538,506)	8,201,600	11,983,076	12,974,403	57,770,230
Emerging Markets Bond Portfolio	1,987,562	115,301	214,563	-	(60,612)	(19,533)	(34,844)	973	100,547	215,848	2,203,410
Global Bond Opportunities Portfolio	351,738	8,388	474	-	-	(122,571)	(559)	(51,810)	(174,466)	(166,078)	185,660
Commodity Real Return Strategy Portfolio	5,244,209	(24,071)	217,607	-	(150,245)	(270,718)	(158,631)	74,077	(287,910)	(311,981)	4,932,228
International Bond (USD-Hedged) Portfolio	2,017,025	87,861	382,666	-	(53,150)	(81,837)	(59,621)	62,515	250,573	338,434	2,355,459
Dynamic Bond Adv Portfolio	2,574,903	62,852	274,686	-	(57,503)	(103,440)	(67,144)	(350,642)	(304,043)	(241,191)	2,333,712
Income Advisor Portfolio	34,058,314	401,550	4,435,049	-	(729,768)	(294,001)	(2,060,588)	(7,060,169)	(5,709,477)	(5,307,927)	28,750,387
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	1,622,180	8,283	8,022	(1,570)	(49,553)	(15,212)	(43,859)	(186,566)	(288,738)	(280,455)	1,341,725
Large Cap Value Fund	245,289	4,576	7,457	-	(10,307)	-	(3,984)	(3,619)	(10,453)	(5,877)	239,412
Mid Cap Value Fund	3,256,746	282,509	17,565	23	(241,983)	(22,576)	(79,101)	345,336	19,264	301,773	3,558,519
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	991,797	285,826	5,745	-	(24,358)	(3,221)	(18,803)	(245,564)	(286,201)	(375)	991,422
AMT Mid Cap Intrinsic Value Portfolio	347,181	(78,642)	2,499	-	(424)	-	(3,026)	(145,173)	(146,124)	(224,766)	122,415
BNY Mellon Variable Investment Fund
Appreciation Portfolio	357,379	56,923	402	-	(44,384)	-	(15,175)	(22,223)	(81,380)	(24,457)	332,922
International Value Portfolio	12,552	(2,146)	-	-	-	-	(2,914)	(7,492)	(10,406)	(12,552)	-
Sustainable U.S. Equity Portfolio	55,040	827	450	-	(18,694)	-	(1,984)	(6,877)	(27,105)	(26,278)	28,762

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2020

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	63,483	(748)	-	-	(23,126)	-	(3,713)	(795)	(27,634)	(28,382)	35,101
Emerging Markets Equity Portfolio	209,484	21,109	188	-	(12,979)	-	(11,388)	17,495	(6,684)	14,425	223,909
Discovery Portfolio	82,756	117,265	-	-	-	-	(6,673)	(1,235)	(7,908)	109,357	192,113
U.S. Real Estate Portfolio	121,382	(23,000)	229	-	(4,208)	(4,155)	(1,372)	(14,631)	(24,137)	(47,137)	74,245
Northern Lights Variable Trust
Power Income Fund	819,116	(58,650)	6,332	-	(48,027)	(166)	(8,651)	(83,782)	(134,294)	(192,944)	626,172
Power Dividend Index Fund	8,225,059	(561,325)	35,663	-	(24,062)	(6,962)	(50,857)	(6,697,526)	(6,743,744)	(7,305,069)	919,990
AB Variable Products Series
Dynamic Asset Allocation Portfolio	3,039,410	133,459	151,436	-	(16,498)	(5,251)	(102,520)	130,881	158,048	291,507	3,330,917
Small Cap Growth Portfolio	68,815	6,435	-	-	-	-	(2,412)	(48,341)	(50,753)	(44,318)	24,497
Small Mid Cap Value Portfolio	2,957,126	82,684	197,035	-	(121,537)	(79,966)	(51,065)	(74,201)	(129,734)	(47,050)	2,910,076
BlackRock Variable Series Fund, Inc.
Basic Value Fund	3,350,527	(104,956)	398,345	-	(69,923)	(533,079)	(42,066)	(257,539)	(504,262)	(609,218)	2,741,309
Capital Appreciation Fund	920,991	355,238	5,878	-	(9,451)	(39,460)	(14,784)	30,622	(27,195)	328,043	1,249,034
Equity Dividend Fund	16,238,995	607,027	1,911,330	-	(419,525)	(550,836)	(509,699)	2,531,071	2,962,341	3,569,368	19,808,363
Global Allocation Fund	14,718,867	2,704,640	1,392,564	-	(344,505)	(1,097,836)	(357,647)	(496,964)	(904,388)	1,800,252	16,519,119
Advantage Large Cap Core Fund	675,815	53,180	35,508	-	(8,413)	(66,531)	(6,905)	(168,145)	(214,486)	(161,306)	514,509
Large Cap Focus Growth Fund	7,798,946	3,850,082	1,562,629	-	(215,386)	(446,361)	(152,559)	706,007	1,454,330	5,304,412	13,103,358
60/40 Target Allocation ETF Fund	3,443,481	695,440	2,263,065	-	(392,057)	(195,311)	(52,036)	222,551	1,846,212	2,541,652	5,985,133
Total Return Portfolio	1,101,828	86,543	300,084	-	-	-	(20,414)	96,091	375,761	462,304	1,564,132
S&P 500 Portfolio	1,335,784	264,504	159,268	-	(11,348)	-	(16,930)	50,803	181,793	446,297	1,782,081
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	3,895,613	803,722	661,062	-	(308,926)	(229,232)	(79,639)	34,195	77,460	881,182	4,776,795
Dividend Opportunity Portfolio	4,140,119	(20,061)	709,809	-	(53,795)	(217,432)	(106,702)	(218,336)	113,544	93,483	4,233,602
Emerging Markets Bond Portfolio	7,190,869	305,948	77,422	-	(175,198)	(415,403)	(229,650)	(289,485)	(1,032,314)	(726,366)	6,464,503
High Yield Portfolio	4,594,476	158,780	445,202	-	(108,948)	(180,987)	(167,198)	126,082	114,151	272,931	4,867,407
Select Large-Cap Value Portfolio	1,362,084	(56,138)	178,440	-	(42,497)	(663,858)	(7,824)	(41,065)	(576,804)	(632,942)	729,142
Seligman Global Tech Portfolio	2,505,080	1,572,469	1,640,126	-	(141,636)	(160,903)	(61,261)	(264,551)	1,011,775	2,584,244	5,089,324
US Government Mortgage Portfolio	690,202	42,216	1,420,587	-	(9,944)	(105,059)	(34,455)	290,477	1,561,606	1,603,822	2,294,024
Strategic Income Portfolio	-	4,802	79,137	-	-	(4,462)	(2,347)	180,413	252,741	257,543	257,543
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	29,072,836	5,322,655	6,534,011	-	(170,562)	(2,275,901)	(548,702)	(838,178)	2,700,668	8,023,323	37,096,159
Small Cap Index Portfolio	5,275,493	1,031,332	854,110	-	(131,849)	(139,941)	(71,663)	(416,757)	93,900	1,125,232	6,400,725
Alternative Asset Allocation Portfolio	1,446,683	17,528	13,279	-	(160,345)	(86,564)	(39,766)	(6,020)	(279,416)	(261,888)	1,184,795
Global Small Cap Portfolio	411,529	58,554	30,004	-	(48,162)	(14,724)	(9,701)	(69,516)	(112,099)	(53,545)	357,984
Small Mid Cap Value Portfolio	5,248,149	(185,694)	248,833	-	(95,752)	(236,177)	(122,740)	121,147	(84,689)	(270,383)	4,977,766
CROCI US Portfolio	265,919	(43,259)	-	-	(29,661)	(37,925)	(9,943)	23,667	(53,862)	(97,121)	168,798
Eaton Vance Variable Trust
Floating Rate Income Portfolio	24,554,913	(324,114)	1,341,768	-	(1,140,984)	(1,045,629)	(717,698)	(5,468,453)	(7,030,996)	(7,355,110)	17,199,803
Delaware Variable Insurance Portfolios
Total Return Portfolio	411,863	(8,387)	-	-	-	(16,668)	(11,073)	(40,138)	(67,879)	(76,266)	335,597
International Portfolio	1,408,252	36,743	12,155	-	(78,066)	62	(12,897)	(238,029)	(316,775)	(280,032)	1,128,220
Opportunity Portfolio	11,982,424	931,740	166,798	-	(331,630)	(679,778)	(236,830)	(384,722)	(1,466,162)	(534,422)	11,448,002
Covered Call Strategy Portfolio	133,172	(4,593)	-	-	(593)	-	(971)	(127,015)	(128,579)	(133,172)	-
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	7,147,158	(461,055)	312,032	-	(151,781)	(380,040)	(201,783)	(10,834)	(432,406)	(893,461)	6,253,697
Income Fund	23,159,363	(302,960)	2,474,737	-	(655,314)	(1,137,709)	(941,549)	(924,489)	(1,184,324)	(1,487,284)	21,672,079

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2020

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Global Bond Fund	31,244,957	(2,027,425)	2,574,548	-	(612,318)	(1,559,202)	(896,989)	486,994	(6,967)	(2,034,392)	29,210,565
Foreign Fund	37,432,029	(809,988)	2,727,647	-	(809,104)	(1,993,857)	(987,328)	833,405	(229,237)	(1,039,225)	36,392,804
Developing Markets Fund	3,721,215	457,228	141,367	-	(152,845)	(190,847)	(150,705)	(286,509)	(639,539)	(182,311)	3,538,904
Mutual Global Discovery Fund	7,050,017	(484,586)	636,830	-	(120,632)	(519,816)	(122,053)	(451,753)	(577,424)	(1,062,010)	5,988,007
Rising Dividends Fund	21,134,814	2,690,813	1,947,156	-	(494,320)	(2,166,662)	(534,095)	(1,111,296)	(2,359,217)	331,596	21,466,410
Multi-Asset Dynamic Multi-Strategy Portfolio	430,218	(40,803)	3,218	-	(2,509)	-	(7,546)	23,303	16,466	(24,337)	405,881
Delware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	4,602,673	428,520	20,144	-	(446,831)	(366,546)	(150,434)	(136,655)	(1,080,322)	(651,802)	3,950,871
Balanced Portfolio	7,972,759	879,130	158,559	-	(395,932)	(230,971)	(350,002)	(578,718)	(1,397,064)	(517,934)	7,454,825
Global Equity Income Portfolio	1,212,070	17,654	4,654	-	(49,943)	(126,539)	(11,325)	47,311	(135,842)	(118,188)	1,093,882
Energy Portfolio	1,459,571	(442,164)	71,440	-	(37,045)	(30,209)	(17,561)	(203,361)	(216,736)	(658,900)	800,671
Global Bond Portfolio	1,093,855	42,275	111,854	-	(8,096)	(240,321)	(41,504)	86,022	(92,045)	(49,770)	1,044,085
Natural Resources Portfolio	858,039	(105,373)	83,149	-	(26,627)	(53,483)	(24,192)	(92,582)	(113,735)	(219,108)	638,931
Growth Portfolio	3,490,002	1,023,092	866,114	-	(82,329)	(26,649)	(46,377)	(859,834)	(149,075)	874,017	4,364,019
High Income Portfolio	13,827,906	525,607	713,441	-	(310,461)	(704,291)	(374,443)	381,848	(293,906)	231,701	14,059,607
International Core Equity Portfolio	7,688,531	409,456	506,065	-	(299,097)	(299,622)	(128,026)	(101,526)	(322,206)	87,250	7,775,781
Global Growth Portfolio	853,071	152,227	650	-	(4,653)	-	(12,338)	(76,310)	(92,651)	59,576	912,647
Mid Cap Growth Portfolio	7,345,062	3,713,789	1,926,609	-	(238,897)	(398,018)	(158,153)	777,682	1,909,223	5,623,012	12,968,074
Science and Technology Portfolio	11,002,776	4,011,965	2,450,721	-	(327,300)	(343,002)	(267,401)	(358,313)	1,154,705	5,166,670	16,169,446
Small Cap Growth Portfolio	6,262,869	1,696,609	456,079	-	(156,156)	(242,628)	(123,280)	(1,013,684)	(1,079,669)	616,940	6,879,809
SMID Cap Core Portfolio	12,108,958	542,354	1,018,197	-	(355,651)	(357,973)	(220,520)	(443,467)	(359,414)	182,940	12,291,898
Lazard Retirement Series, Inc.
International Equity Portfolio	1,066,624	86,052	83,323	-	(19,615)	(37,409)	(24,168)	6,752	8,883	94,935	1,161,559
Global Dynamic Multi Asset Portfolio	1,423,630	3,159	4,045	-	(62,353)	(91,280)	(35,987)	92,765	(92,810)	(89,651)	1,333,979
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	1,216,548	72,410	250,486	-	-	(46,481)	(45,886)	1,581	159,700	232,110	1,448,658
ClearBridge Variable Mid Cap Portfolio	8,962,113	1,302,358	1,144,512	-	(150,306)	(407,093)	(211,186)	(304,800)	71,127	1,373,485	10,335,598
ClearBridge Variable Dividend Strategy Portfolio	22,541,018	1,012,705	3,581,203	-	(667,929)	(258,365)	(1,371,287)	5,212,356	6,495,978	7,508,683	30,049,701
ClearBridge Variable Small Cap Growth Portfolio	4,103,400	1,485,182	625,039	-	(142,604)	(55,704)	(131,896)	(687,930)	(393,095)	1,092,087	5,195,487
ClearBridge Variable Aggressive Growth Portfolio	1,094,690	121,357	500	-	(8,139)	(12,005)	(13,498)	(194,163)	(227,305)	(105,948)	988,742
Western Asset Variable Core Bond Plus Portfolio	68,641,263	4,882,218	11,887,691	-	(1,179,446)	(3,682,934)	(2,365,943)	(4,593,312)	66,056	4,948,274	73,589,537
ClearBridge Variable Large Cap Growth Portfolio	14,416,052	4,325,543	3,297,775	-	(295,529)	(854,202)	(398,457)	(1,390,580)	359,007	4,684,550	19,100,602
Pioneer Variable Contracts Trust
Fund Portfolio	688,984	152,498	24	-	-	(29,050)	(1,885)	10,716	(20,195)	132,303	821,287
Bond Portfolio	46,394,735	3,139,874	6,222,746	-	(1,062,031)	(2,946,989)	(1,458,799)	(448,495)	306,432	3,446,306	49,841,041
Strategic Income Portfolio	13,237,496	743,484	1,328,282	-	(225,112)	(736,793)	(418,767)	(253,389)	(305,779)	437,705	13,675,201
Equity Income Portfolio	13,842,968	(372,451)	731,983	-	(300,167)	(578,431)	(306,267)	(357,847)	(810,729)	(1,183,180)	12,659,788
High Yield Portfolio	1,231,954	(12,569)	4,959	-	(1,931)	(140,111)	(31,173)	(17,250)	(185,506)	(198,075)	1,033,879
Prudential Series Funds
PGIM Jennison Focused Blend Portfolio	395,034	109,542	5	-	-	-	(5,085)	(14,016)	(19,096)	90,446	485,480
Natural Resources Portfolio	890,071	52,726	19,402	-	(14,944)	(9,912)	(23,952)	(349,137)	(378,543)	(325,817)	564,254
Mid-Cap Growth Portfolio	370,390	109,618	9,030	-	(24,589)	(128,610)	(5,817)	(59,381)	(209,367)	(99,749)	270,641
Royce Capital Fund
Micro-Cap Portfolio	473,354	54,714	1,296	-	(2,603)	(37,079)	(2,806)	(99,739)	(140,931)	(86,217)	387,137
Small Cap Portfolio	8,893,239	(702,854)	228,300	-	(222,381)	(440,007)	(242,310)	377,364	(299,034)	(1,001,888)	7,891,351
Alps Fund
Alerian Energy Infrastructure Portfolio	1,759,551	(405,339)	170,405	-	(37,453)	(114,460)	(29,014)	260,958	250,436	(154,903)	1,604,648
Red Rocks Global Opportunity Portfolio	1,583,062	121,103	67,287	-	(62,127)	(27,424)	(43,645)	59,375	(6,534)	114,569	1,697,631

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2020

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
American Funds IS
Asset Allocation Fund	67,128,532	8,669,887	19,016,521	-	(1,243,228)	(4,032,756)	(1,754,629)	786,404	12,772,312	21,442,199	88,570,731
Washington Mutual Investors Fund	33,582,903	2,312,692	4,396,609	-	(534,363)	(1,553,146)	(838,930)	(1,340,820)	129,350	2,442,042	36,024,945
Ultra-Short Bond Fund	11,045,280	(344,748)	6,967,361	-	(5,388,248)	(3,565,077)	(1,308,534)	15,295,509	12,001,011	11,656,263	22,701,543
Capital Income Builder Fund	17,233,347	406,381	1,038,214	-	(563,788)	(1,136,299)	(353,967)	99,782	(916,058)	(509,677)	16,723,670
Global Growth Fund	11,989,570	3,791,289	3,905,661	-	(196,868)	(971,442)	(244,921)	609,446	3,101,876	6,893,165	18,882,735
Capital World Growth and Income Fund	11,434,351	1,195,624	1,492,863	-	(80,811)	(642,713)	(228,144)	1,738,461	2,279,656	3,475,280	14,909,631
Global Small Capitalization Fund	4,652,407	1,197,908	686,321	-	(36,133)	(193,884)	(68,567)	(385,214)	2,523	1,200,431	5,852,838
Growth Fund	29,881,613	15,256,879	4,765,550	-	(831,398)	(2,097,390)	(651,586)	(1,503,887)	(318,711)	14,938,168	44,819,781
Growth-Income Fund	36,495,223	4,557,868	6,205,871	-	(1,082,561)	(2,785,802)	(815,246)	(580,768)	941,494	5,499,362	41,994,585
International Fund	7,796,962	965,111	916,902	-	(144,253)	(339,357)	(182,849)	(295,014)	(44,571)	920,540	8,717,502
International Growth and Income Fund	6,885,708	295,049	999,219	-	(192,677)	(284,051)	(147,065)	(106,380)	269,046	564,095	7,449,803
New World Fund	30,590,094	6,551,487	4,259,333	-	(606,454)	(1,475,457)	(706,668)	(2,101,177)	(630,423)	5,921,064	36,511,158
U.S. Government Securities Fund	14,512,239	1,405,887	12,953,919	-	(716,770)	(1,439,726)	(342,607)	8,485,129	18,939,945	20,345,832	34,858,071
Invesco Oppenheimer
International Growth Fund	11,452,452	2,609,731	3,180,235	-	(141,168)	(588,491)	(252,653)	(599,088)	1,598,835	4,208,566	15,661,018
T. Rowe Price
Blue Chip Growth Portfolio	41,710,940	13,278,320	8,619,836	-	(786,361)	(2,468,928)	(962,508)	(3,711,900)	690,139	13,968,459	55,679,399
Health Sciences Portfolio	15,981,066	5,047,784	4,409,750	-	(261,805)	(565,756)	(454,784)	(283,640)	2,843,765	7,891,549	23,872,615
John Hancock Variable Insurance Trust
Financial Industries Portfolio	500,705	63,404	225,990	-	(2,541)	(2,044)	(6,519)	(993)	213,893	277,297	778,002
Fundamental All Cap Core Portfolio	77,274	19,642	-	-	-	-	-	(443)	(443)	19,199	96,473
Select Bond Portfolio	159,157	13,805	21,040	-	(52,318)	(13,578)	(17,959)	206,974	144,159	157,964	317,121
Strategic Income Opportunities Portfolio	282,324	35,288	84,160	-	-	-	(15,196)	60,064	129,028	164,316	446,640
Federated Hermes
High Income Bond Portfolio	346,785	24,199	183,257	-	-	(72,945)	(7,074)	(52,028)	51,210	75,409	422,194
Kaufmann Portfolio	740,188	627,663	1,455,255	-	(10,898)	-	(21,647)	1,289,927	2,712,637	3,340,300	4,080,488
Managed Volatility Portfolio	25,983	4,271	38,001	-	-	-	(594)	1,133	38,540	42,811	68,794

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

Organization

Midland National Life Separate Account C (“Separate Account”), a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 as amended, is a segregated investment account of Midland National Life Insurance Company (the “Company”) in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account consists of nine insurance products, each with different characteristics and product features which result in varying charges. The Separate Account is used to fund variable annuity contracts of the Company. Sammons Financial Network, an affiliate, serves as the underwriter of the variable products.

Investments

The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products (“VIPF”), American Century Variable Portfolios, Inc. (“ACVP”), MFS Variable Insurance Trust (“MFS”), Lord Abbett Series Fund, Inc. (“LAC”), Alger Fund (“FAM”), Calvert Variable Series, Inc. (“CAM”), Invesco Variable Insurance Funds (“INV”), J.P. Morgan Series Trust II (“JP”), Rydex Variable Trust (“RYDEX”), ProFunds VP (“PF”), Van Eck Worldwide Insurance Trust (“Van Eck”), Janus Henderson Series (“JANUS”), PIMCO Variable Insurance Trust (“PIMCO”), Goldman Sachs Variable Insurance Trust (“Goldman”), Neuberger Berman Advisors Management Trust (“Neuberger”), the BNY Mellon Variable Investment Fund (“BNY”), the Morgan Stanley Variable Institutional Funds (“MSVIF”), the Northern Lights Variable Trust (“NLVT”), the AB Variable Products Series (“ABVPS”), the BlackRock Variable Series Fund, Inc. (“BRVS”), the Columbia Variable Portfolio (“CVP”), the DWS Variable Insurance Portfolios (“DEUT VIP”), the Eaton Vance Variable Trust (“EVVT”), the Delaware Variable Insurance Portfolios (“DEL”), the Franklin Templeton Variable Insurance Products Trust (“FTVIP”), the Delaware Ivy Variable Insurance Portfolios (“DEL IVY VIP”), the Lazard Retirement Series, Inc. (“LRS”), the Legg Mason Partners Variable Equity Trust (“LMVET”), the Pioneer Variable Contracts Trust (“PIONEER VCT”), the Prudential Series Funds (“PRUDENTIAL”), the Royce Capital Fund (“ROYCE”), the Guggenheim Variable Insurance Funds (“GVIF”), the Rydex Variable Insurance Funds (“RYDEX VIF”), the Alps Fund (“ALPS”), the American Funds IS (“AFIS”), the Invesco Oppenheimer (“INV OPP”), the T. Rowe Price (“T. ROWE”), the John Hancock Variable Insurance Trust (“JHVIT”) and the Federated Hermes (“FED H”), (collectively “the Funds”), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants. All of these portfolios have been in existence for more than two years. During 2021 the Separate Account began offering a new portfolio of funds, provided by Principal Variable Contracts (“PRIN”).

Effective January 13, 2017, the EVVT Large Cap Value Portfolio was closed to new investors and on April 28, 2017 the portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Eaton Vance Variable Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 28, 2017 were transferred to the American Funds IS UltraShort Fund.

Effective February 7, 2017, the NLVT Adaptive Allocation Portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Northern Lights Variable Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at 2/28/2017 were transferred to the Profunds Government Money Market.

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

Effective March 3, 2017, the IVY VIP Small Cap Value Portfolio was renamed the IVY VIP Small Cap Core Portfolio.

Effective April 28, 2017, the JANUS Janus Portfolio was renamed the JANUS Research Portfolio, the OPP Core Bond Fund was renamed the OPP Total Return Bond Fund, and the IVY VIP Global Natural Resources Portfolio was renamed the IVY VIP Natural Resources Portfolio.

Effective May 1, 2017, the DEUT VIP Large Cap Value Portfolio was renamed the DEUT VIP CROCI US Portfolio, the Dreyfus Socially Responsible Growth Portfolio was renamed the Dreyfus Sustainable U.S. Equity Portfolio, and the Morgan Stanley Universal Institutional Funds was renamed MSVIF.

Effective June 2, 2017, the Janus Aspen Series Portfolios was renamed the JANUS and the JANUS Global Unconstrained Bond Portfolio was renamed he JANUS GI Unconstrained Bond Portfolio and the JANUS Perkins Mid Cap Value Portfolio was renamed the JANUS Mid Cap Value Portfolio.

Effective June 12, 2017, the BRVS Large Cap Core Fund was renamed the BRVS Advantage Large Cap Core Fund and the BRVS Large Cap Growth Fund was renamed the BRVS Large Cap Focus Growth Fund.

The LMVET Clearbridge Variable Large Cap Growth Portfolio, the CVP Select Large-Cap Value Portfolio, the CVP Seligman Global Tech Portfolio, the CVP US Government Mortgage Portfolio, the First Investor Life Series (“FILS”) Covered Call Strategy Portfolio, the PIMCO Income Advisor Portfolio, and the NLVT Power Dividend Index Fund were introduced effective August 1, 2017.

Effective August 1, 2017, the DEUT VIP Global Small Cap Portfolio, the VIPF Overseas Portfolio, the IVY VIP Asset Strategy Portfolio, the IVY VIP Dividend Opportunities Portfolio, the IVY VIP Global Growth Portfolio, the JANUS Research Portfolio, the JANUS Overseas Portfolio, the PIONEER VCT Fund Portfolio, the PIONEER VCT High Yield Portfolio, the NLVT Power Income Fund, the LMVIT Dynamic Multi-Strategy Portfolio, and the ROYCE Micro-Cap Portfolio were closed to new investors. All policyowners were be given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

Effective December 11, 2017, two PF funds had reverse share splits as shown in the following table.

Fund	Split Ratio (New to Old Shares)
PF Short Emerging Markets Portfolio	1:5
PF UltraShort NASDAQ-100 Portfolio	1:8

Effective March 29, 2018 the BRVS iShares Equity Appreciation Fund and the BRVS iShares Dynamic Fixed Income Fund were liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of BlackRock Variable Series. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at 3/29/2018 were transferred to the American Funds IS Ultra-Short Bond fund.

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

Effective April 30, 2018 the INV Global Health Care Fund was renamed the INV Health Care Fund and the IVY VIP Dividend Opportunities Portfolio was renamed IVY VIP Global Equity Income Portfolio.

Effective May 1, 2018 the IVY VIP Balanced Portfolio, the PRUDENTIAL Natural Resources Portfolio, and the PRUDENTIAL SP Prudential US Emerging Growth Portfolio were closed to new investors.

Effective May 1, 2018 the Separate Account began offering a new portfolio of funds, provided by JHVIT. The funds available under this portfolio include the JHVIT Financial Industries Portfolio, the JHVIT Fundamental All Cap Core Portfolio, the JHVIT Select Bond Portfolio, and the JHVIT Strategic Income Opportunities Portfolio. In addition, the CAM SRI Balanced Portfolio was introduced on May 1, 2018.

Effective June 18, 2018 the BRVS Total Return Portfolio and the BRVS S&P 500 Portfolio were introduced.

Effective July 2, 2018 the Deutsche Variable Insurance Portfolio was renamed the DWS Variable Insurance Portfolios.

Effective July 30, 2018 the PIMCO Foreign Bond (USD-Hedged) Portfolio was renamed the PIMCO International Bond (USD-Hedged) Portfolio, the PIMCO Unconstrained Bond Adv Portfolio was renamed the PIMCO Dynamic Bond Adv Portfolio, and the PIMCO Global Bond Unhedged Portfolio was renamed the PIMCO Global Bond Opportunities Portfolio.

Effective July 15, 2018 the BRVS iShares Alternative Strategies Fund was closed to new investors and on August 31, 2018 the fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of BlackRock Variable Series. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at August 31, 2018 were transferred to the American Funds IS Ultra-Short Bond Fund.

Effective January 1, 2019 the JANUS GI Unconstrained Bond Portfolio was closed to new investors and a subsequent liquidation occurred March 1, 2019. The plan of liquidation and dissolution was approved by the Board of Trustees of Janus Henderson Series. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at March 1, 2019 were transferred to the VIPF Government Money Market Portfolio.

Effective April 18, 2019 the ABVPS Real Estate Investment Portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the AB Variable Products Series. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 18, 2019 were transferred to the VIPF Government Money Market Portfolio Service Class 2.

Effective April 29, 2019 the OPP Global Multi-Alternatives Fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the Oppenheimer Fund. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 29, 2019 will be transferred to the VIPF Government Money Market Portfolio Service Class 2.

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

Effective April 30, 2019 the MSVIF Mid Cap Growth Portfolio was renamed the MSVIF Discovery Portfolio.

Effective May 1, 2019 the Separate Account began offering a new portfolio of funds, provided by Federated (“FED”). The funds available under this portfolio include the FED High Income Bond Portfolio, the FED Kaufmann Portfolio, and the FED Managed Volatility Portfolio. In addition, the ACVP Balanced Fund, the ACVP Income & Growth Fund, and the MFS Global Real Estate Portfolio were introduced on May 1, 2019.

Effective May 1, 2019 the LMVET ClearBridge Variable Aggressive Growth Portfolio, the VIPF Value Strategies Portfolio, the JHVIT Fundamental All Cap Core Portfolio, the RYDEX VIF Biotechnology Fund, and the RYDEX VIF S&P MidCap 400 Pure Growth Fund were closed to new investors.

Effective May 1, 2019 the BRVS iShares Dynamic Allocation Fund was renamed the BRVS 60/40 Target Allocation ETF Fund.

Effective May 28, 2019 all Oppenheimer Funds were transitioned into INV OPP.

Effective June 1, 2019 the MFS International Value Portfolio was renamed the MFS International Intrinsic Value Portfolio.

Effective June 3, 2019 the Dreyfus Variable Investment Fund was renamed the BNY.

Effective July 1, 2019, the LAC International Opportunities Portfolio was closed to new investors and on July 31, 2019 the portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Lord Abbett Series Fund, Inc. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at July 31, 2019 were transferred to the VIPF Government Money Market Portfolio.

Effective October 1, 2019 the PIMCO Global Multi-Asset Managed Allocation Portfolio was renamed the PIMCO Global Managed Asset Allocation Portfolio.

Effective October 4, 2019 all FILS Funds were transitioned into the DEL.

Effective October 4, 2019 the DEL Total Return Portfolio, the DEL International Portfolio, the DEL Opportunity Portfolio, and the DEL Covered Call Strategy Portfolio were closed to new investors.

Effective November 15, 2019, four PF funds had reverse share splits as shown in the following table.

Fund	Split Ratio (New to Old Shares)
PF Ultrashort Dow 30 Portfolio	1:8
PF Short NASDAQ-100 Portfolio	1:4
PF Short Dow 30 Portfolio	1:4
PF Short International Portfolio	1:4

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

Effective November 15, 2019, one PF fund had a forward share split as shown in the following table.

Fund	Split Ratio (New to Old Shares)
PF Internet Portfolio	3:1

Effective April 28, 2020, all the FED funds were renamed the FED H.

Effective April 29, 2020, the JANUS Global Technology Portfolio was renamed the JANUS Global Technology and Innovation Portfolio.

Effective April 30, 2020, the ALPS Red Rocks Listed Private Equity Portfolio was renamed the ALPS Red Rocks Global Opportunity

Effective April 30, 2020, the BNY Mellon International Value Portfolio was closed to new investors and liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of BNY Mellon Variable Investment Fund. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 28, 2020 were transferred to the PF Money Market Portfolio.

Effective May 1, 2020, the VIPF International Capital Appreciation Portfolio and the CVP Strategic Income Portfolio were introduced. In addition, the JANUS Overseas Portfolio was reopened to new investors.

Effective May 1, 2020, the Van Eck Unconstrained Emerging Markets Bond Fund was renamed the Van Eck Emerging Markets Bond Fund and the NLVT Power Dividend Index Fund was closed to new investors.

Effective August 21, 2020, one RYDEX fund had a reverse share split as shown in the following table.

Fund	Split Ratio (New to Old Shares)
RYDEX Inverse Dow 2x Strategy Fund	1:5

Effective September 24, 2020, the DEL Covered Call Strategy Portfolio was closed to new investors and on December 11, 2020 the portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Delaware Variable Insurance Portfolio Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at December 11, 2020 were transferred to the VIPF Government Money Market Portfolio Service Class 2.

Effective September 25, 2020, the ACVP Income and Growth Fund was renamed the ACVP Disciplined Core Value Fund.

Effective December 11, 2020, four PF funds had a reverse share splits as shown in the following table.

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

Fund	Split Ratio (New to Old Shares)
PF UltraBull Portfolio	1:4
PF UltraShort NASDAQ-100 Portfolio	1:4
PF Short Small-Cap Portfolio	1:4
PF UltraShort Dow 30 Portfolio	1:5

Effective December 11, 2020, one PF fund had a forward share split as shown in the following table.

Fund	Split Ratio (New to Old Shares)
PF Ultra NASDAQ-100 Portfolio	2:1

Effective February 12, 2021 the NLVT Power Income Fund was closed and on March 18, 2021, the fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Northern Lights Variable Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at March 18, 2021 were transferred to the VIPF Government Money Market Portfolio Service Class 2.

Effective April 26, 2021, the PF Access VP High Yield Fund was renamed the PF Profund Access VP High Yield Fund.

Effective April 30, 2021, the Invesco Oppenheimer Fund (“INV OPP”) was renamed the Invesco Variable Insurance Fund (“INV”). In addition, the INV OPP Total Return Bond Fund was renamed the INV Core Bond Fund, the INV Mid Cap Core Equity Fund was renamed the INV Main Street Mid Cap Fund, the ALPS Red Rocks Listed Private Equity Portfolio was renamed the ALPS Red Rocks Global Opportunity Portfolio, and the Van Eck Global Hard Assets Fund was renamed the Van Eck Global Resources Fund.

Effective April 30, 2021, the INV Managed Volatility Fund merged with the INV Equity and Income Fund and the INV Value Opportunities Fund merged with the INV American Value Fund.

Effective May 1, 2021, the PIONEER VCT Fund Portfolio was reopened to new investors. In addition, the AFIS Blue Chip Income and Growth Fund was renamed the AFIS Washington Mutual Investors Fund, the AFIS Global Growth and Income Fund was renamed the AFIS Capital World Growth and Income Fund, and the AFIS US Government/AAA-Rated Securities Fund was renamed the AFIS US Government Securities Fund.

Effective May 1, 2021, eight new funds were introduced including the CVP Emerging Markets Portfolio, the DEUT VIP High Income Portfolio, the VIPF Investment Grade Bond Portfolio, the INV Balanced-Risk Allocation Fund, INV Core Plus Bond Fund, INV Diversified Dividend Fund, INV Equity and Income Fund, and the INV Small Cap Equity Fund.

Effective May 1, 2021, the Separate Account began offering a new portfolio of funds, provided by Principal VC (“PRIN”). This portfolio consists of five funds, the PRIN Blue Chip Fund, the PRIN Equity Income Fund, the PRIN Diversified Balanced Fund, the PRIN Diversified Growth Fund, and the PRIN Diversified Income Fund.

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

Effective May 1, 2021, thirteen funds were closed to new investors. These included the DEUT VIP Small Mid Cap Value Portfolio, the VIPF High Income Portfolio, the FTVIP Mutual Global Discovery Fund, the FTVIP Mutual Shares Fund, the IVY VIP Energy Portfolio, the IVY VIP Global Bond Portfolio, the IVY VIP Growth Portfolio, the IVY VIP High Income Portfolio, the IVY VIP International Core Equity Portfolio, the IVY VIP Mid Cap Growth Portfolio, the IVY VIP Natural Resources Portfolio, the IVY VIP Science and Technology Portfolio, and the IVY VIP Small Cap Growth Portfolio.

Effective May 1, 2021, the PRUDENTIAL Jenn 20/20 Focus Portfolio was renamed the PRUDENTIAL PGIM Jennison Focused Blend Portfolio and the PRUDENTIAL US Emerging Growth Portfolio was renamed the PRUDENTIAL Mid-Cap Growth Portfolio.

Effective May 5, 2021, the LAC Developing Growth Portfolio was closed to new investors.

Effective July 1, 2021, the Ivy Funds Variable Insurance Portfolio (“IVY VIP”) was renamed the DEL IVY VIP.

Effective August 2, 2021, two new funds were introduced including the FTVIP DynaTech 2 Fund and the INV Equally Weighted S&P 500 Fund.

Effective August 2, 2021 the DEL IVY VIP Small Cap Core Portfolio was closed to new investors.

Effective August 7, 2021 the QS Legg Mason Partners Variable Income Trust (“LMVIT”) Dynamic Multi-Strategy Portfolio was renamed the FTVIP Multi-Asset Dynamic Multi-Strategy Portfolio.

Effective September 30, 2021 the DEL IVY VIP Global Bond Portfolio was closed.

Effective November 15, 2021 the DEL IVY VIP Small Cap Core Portfolio was renamed the DEL IVY VIP SMID Cap Core Portfolio.

Fair Value

Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.

Current accounting standards define fair value as based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value standards also establish a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management’s determination of fair value is then based on the best information available in the circumstances and may incorporate management’s own assumptions, which involves a significant degree of judgment.

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

Level 1 – Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

Level 2 – Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. The Company does not hold any Level 2 securities in the Separate Account.

Level 3 – Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company’s estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any Level 3 securities in the Separate Account.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

At December 31, 2021, the Company’s investments were classified as follows:

Assets	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Mutual Funds	$2,524,609,737	$-	$-	$2,524,609,737

The first-in, first-out (“FIFO”) method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

The Separate Account had no liabilities or changes in liabilities as of and for the year ended December 31, 2021.

The contracts do not provide for a variable payout option; therefore all assets in the Separate Account are in the accumulation phase.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Related Party Transactions

The Company has an indirect interest in and pays investment management fees to an affiliate, Guggenheim Partners Investment Management Inc. The fees are calculated based on the average fair value of invested assets under management multiplied by a contractual rate. The Guggenheim Variable Insurance Funds and the Rydex Variable Trust Funds are managed by indirect affiliates of the Company. The sponsor company, Midland National Life Insurance Company, pays fees to an affiliate of Guggenheim for providing administrative services on certain variable annuity products.

Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. Excluding the events below there are no additional transactions that require disclosure in the financial statements.

Effective April 27, 2022, the DEL IVY VIP Global Bond Fund will be liquidated. The plan of liquidation and dissolution has been approved by the Board of Trustees of Ivy Variable Insurance Portfolios. All policyowners will be given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 27, 2022 will be transferred to the VIPF Government Money Market Portfolio Service Class 2.

Effective April 29, 2022, the INV Core Bond Fund will merge with the INV Core Plus Bond Fund.

2.	Expenses

The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account’s prospectus.

•

A contract administration fee is charged to cover the Company’s record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

•

A mortality and expense risk fee is charged in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

•	A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

The rates of each applicable charge depending on the product are summarized below.

Product	M&E Charge	Admin Fee	Maintenance Fee
Midland National Advantage Variable Annuity*	0.95%	0.00%	$30.00
Midland National Advantage II*	1.40%	0.00%	$30.00
Midland National Advantage III*	1.35%	0.00%	$30.00
Midland National MNL Advisor*	1.55%	0.00%	$30.00
Midland National Variable Annuity*	1.25%	0.15%	$33.00
Midland National Variable Annuity II*	1.25%	0.15%	$35.00
Midland National Vector Variable Annuity*	0.85% to 1.10%	0.45%	$30.00
Midland National Vector II Variable Annuity*	1.20% to 1.45%	0.45%	$30.00
Sammons Retirement Solutions LiveWell Variable Annuity	1.00% to 1.30%	0.35%	$40.00
Sammons Retirement Solutions LiveWell Freedom Variable Annuity	0.90%	0.35%	$40.00

*New contracts are no longer being issued for this product

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

3.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2021 and 2020 were as follows:

	2021		2020
Portfolio	Purchases	Sales	Purchases	Sales

Fidelity Variable Insurance Products
Government Money Market Portfolio	$3,922,105	$2,529,257	$16,346,466	$12,948,756
High Income Portfolio	1,925,975	2,528,595	7,001,351	12,273,406
Equity-Income Portfolio	1,141,538	1,134,325	734,002	1,145,875
Growth Portfolio	2,761,722	1,196,316	1,840,596	2,420,706
Overseas Portfolio	1,777,542	2,353,199	677,822	1,164,053
Mid Cap Portfolio	8,052,497	4,888,436	1,551,043	3,051,208
Asset Manager Portfolio	27,031	191,401	32,972	202,959
Investment Grade Bond Portfolio	1,162,703	365,036	1,147,610	1,368,765
Index 500 Portfolio	1,390,150	4,161,539	2,429,250	3,687,434
Contrafund Portfolio	15,152,944	9,280,196	4,846,240	8,100,293
Asset Manager: Growth Portfolio	52,397	66,070	89,158	112,687
Balanced Portfolio	977,209	1,058,580	845,185	603,982
Growth & Income Portfolio	797,696	683,453	1,483,421	1,836,744
Growth Opportunities Portfolio	24,853,538	8,189,327	13,850,572	4,899,377
Value Strategies Portfolio	2,008,062	2,042,822	1,030,786	1,567,685
Strategic Income Portfolio	5,743,612	2,267,370	3,312,367	2,047,577
Emerging Markets Portfolio	4,464,999	2,644,294	1,436,108	761,073
Real Estate Portfolio	3,924,382	4,025,282	4,102,395	2,556,034
Funds Manager 50% Portfolio	2,059,491	4,595,727	9,471,568	6,269,522
Funds Manager 70% Portfolio	1,406,606	417,042	535,258	204,020
Funds Manager 85% Portfolio	502,756	117,822	305,130	351,948
Government Money Market Portfolio Service Class 2	2,531,390	3,149,333	1,759,681	1,184,755
International Capital Appreciation Portfolio	2,627,086	324,794	602,580	6,898
American Century Variable
Portfolios, Inc.
Balanced Fund	5,808,719	4,348,950	1,519,476	662,691
Capital Appreciation Fund	779,359	366,992	869,079	1,361,894
International Fund	1,202,701	1,569,072	729,127	1,204,539
Value Fund	17,035,960	13,926,110	10,438,796	6,823,906
Disciplined Core Value Fund	5,346,963	1,606,921	1,565,907	673,698
Inflation Protection Fund	6,812,912	2,109,752	1,717,989	1,543,443
Large Company Value Fund	495,772	418,000	73,190	235,533
Mid Cap Value Fund	8,587,886	5,506,722	4,720,390	3,068,457
Ultra Fund	4,924,180	4,395,583	3,486,715	3,236,545
MFS Variable Insurance Trust
Research Series	879,224	887,967	42,903	163,718
Growth Series	1,523,575	1,274,955	243,702	1,009,016
Investors Trust Series	370,103	163,707	156,980	163,024
New Discovery Series	3,586,293	2,086,924	3,672,910	2,930,084
Corporate Bond Portfolio	3,096,239	2,433,572	3,358,789	1,110,736
Emerging Markets Equity Portfolio	1,810,769	774,768	942,854	669,567
Technology Portfolio	3,223,467	3,023,587	4,375,590	2,025,038
Global Tactical Allocation Portfolio	327,063	284,879	269,611	205,946
International Intrinsic Value Portfolio	3,645,929	3,191,719	3,094,643	3,560,845
Utilities Series Portfolio	2,663,165	2,817,136	2,867,960	3,008,850
Blended Research Core Equity Portfolio	1,291,487	445,002	405,894	574,805
Global Real Estate Portfolio	482,125	244,916	236,390	317,088

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	2021		2020
Portfolio	Purchases	Sales	Purchases	Sales
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	569,954	362,497	64,840	125,353
Mid-Cap Stock Portfolio	962,390	992,335	151,658	432,385
Bond-Debenture Portfolio	13,885,535	5,473,705	5,077,947	4,820,365
Fundamental Equity Portfolio	1,198,469	804,272	219,905	249,020
Developing Growth Portfolio	5,349,607	1,951,800	2,730,542	1,380,872
Short Duration Income Portfolio	14,100,193	10,672,063	9,068,908	9,431,497
Alger Fund
LargeCap Growth Portfolio	1,815,069	2,395,421	2,798,477	3,268,005
MidCap Growth Portfolio	2,983,885	1,804,749	1,471,842	1,750,547
Capital Appreciation Portfolio	1,530,089	1,577,372	1,328,723	1,097,766
SmallCap Growth Portfolio	321,153	98,507	68,046	136,567
Capital Appreciation Portfolio Class S	15,523,855	9,602,799	10,695,386	11,757,348
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	897,725	1,240,931	1,335,593	657,461
S&P 500 Index Portfolio	874,315	808,291	778,618	433,051
SRI Balanced Portfolio	3,295,695	361,583	2,021,950	493,388
Invesco Variable Insurance Funds
Technology Fund	586,730	1,119,638	587,128	372,710
Managed Volatility Fund	27,004	716,110	45,847	214,392
Diversified Dividend Fund	833,440	722,089	76,650	90,820
Health Care Fund	364,434	691,826	259,295	566,434
Global Real Estate Fund	3,689	12,857	79,141	189,302
International Growth Fund	197,205	272,779	296,283	341,591
Main Street Mid Cap Fund	77,651	172,336	84,293	55,944
Core Bond Fund	1,759,980	1,084,089	2,085,554	795,909
Discovery Mid Cap Growth Fund	4,191,065	1,052,586	1,585,393	1,023,130
Global Fund	2,172,344	1,385,475	1,297,523	1,544,621
Main Street Fund	2,401,929	2,516,773	2,022,875	2,403,463
Main Street Small Cap Fund	3,600,522	1,688,864	1,276,610	1,673,472
Balanced-Risk Allocation Fund	239,596	1,400	-	-
Core Plus Bond Fund	604,385	262,172	-	-
Equity and Income Fund	3,725,178	130,589	-	-
Small Cap Equity Fund	1,564,692	48,221	-	-
Equally Weighted S&P 500 Fund	1,449,510	3,491	-	-
Growth and Income Portfolio	187,900	262,065	102,660	168,507
Value Opportunities Fund	4,510	36,476	54,082	54,179
American Value Fund	48,948	78,280	62,175	90,497
J.P. Morgan Series Trust II
Core Bond Portfolio	345,203	340,533	549,251	875,859
Small Cap Core Portfolio	1,089,790	1,008,825	516,589	446,899
Rydex Variable Trust
Nova Fund	1,536,476	1,147,704	106,113	366,377
NASDAQ-100 Fund	3,087,862	3,504,891	827,826	368,466
U.S. Government Money Market Fund	49,998	9,119	83	37,810
Inverse S&P 500 Strategy Fund	885,922	12,275	129,471	96,513
Inverse NASDAQ-100 Strategy Fund	133,431	127,226	16,465	28,248
Inverse Government Long Bond Strategy Fund	30,093	34,175	2,936	2,237

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	2021		2020
Portfolio	Purchases	Sales	Purchases	Sales
Government Long Bond 1.2x Strategy	15,171	133,046	6,737,092	6,344,006
NASDAQ-100 2x Strategy Fund	-	-	-	-
Inverse Dow 2x Strategy Fund	-	-	-	-
Rydex Variable Insurance Funds
Biotechnology Fund	922,778	2,595,618	2,262,325	2,199,288
S&P 500 Pure Growth Fund	1,665,861	1,631,430	1,394,079	1,786,004
S&P MidCap 400 Pure Growth Fund	251,810	345,369	131,543	352,998
Guggenheim Variable Insurance Funds
Long Short Equity Fund	217,046	464,387	219,109	75,389
Multi-Hedge Strategies Fund	271,744	745,995	384,327	573,573
Global Managed Futures Strategy Fund	128,380	147,767	36,026	102,868
Small Cap Value Fund	2,616,391	1,683,329	811,667	359,426
Profund Access VP High Yield Fund
Access VP High Yield Fund	956	5,485	103,952	200,082
Asia 30	107,988	67,608	89,147	92,170
Banks	143,768	114,855	22,277	35,313
Basic Materials	184,189	174,131	32,707	31,323
Bear	35,147	51,382	25,726	40,891
Biotechnology	45,963	60,548	306,460	369,263
Bull	406,485	139,756	526,043	1,403,007
Consumer Goods	92,608	158,616	354,102	305,524
Consumer Services	17,637	54,729	157,576	97,093
Dow 30	16,274	165,872	144,723	40,043
Emerging Markets	223	6,052	208,450	192,833
Europe 30	10,484	13,410	12,027	32,950
Falling U.S. Dollar	11,275	11,050	20,325	23,345
Financials	115,784	112,895	8,849	44,833
Health Care	71,394	191,473	274,079	297,085
Industrials	160,165	231,533	189,412	215,475
International	25,276	29,660	160,914	131,277
Internet	195,211	148,217	368,349	368,077
Japan	7,283	1,687	4,509	4,972
Large-Cap Growth	557,988	412,483	656,687	591,939
Large-Cap Value	38,366	63,888	293,430	397,698
Mid-Cap	127,480	151,657	2,624,090	4,934,409
Mid-Cap Growth	400,825	425,043	282,070	252,243
Mid-Cap Value	111,663	108,595	26,803	32,602
Government Money Market	2,324,505	4,048,310	8,031,525	6,920,955
Oil & Gas	268,385	225,455	256,310	281,714
NASDAQ-100	499,054	584,746	825,026	1,026,841
Pharmaceuticals	3,147	4,404	19,038	45,218
Precious Metals	568,194	599,815	837,926	1,269,667
Real Estate	91,037	59,151	100,058	255,472
Rising Rates Opportunity	670	8,233	1,743	9,309
Semiconductor	227,564	237,118	152,836	157,636
Short Dow 30	-	7,555	1,071,258	1,001,556
Short Emerging Markets	-	-	-	-
Short International	-	167	4,740	4,928
Short Mid-Cap	769	37	2,585	2,977
Short NASDAQ-100	-	3,394	14,378	9,495
Short Small-Cap	-	987	408,488	374,461

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	2021		2020
Portfolio	Purchases	Sales	Purchases	Sales
Small-Cap	82,359	86,307	183,408	298,749
Small-Cap Growth	394,642	442,908	504,775	464,639
Small-Cap Value	230,951	359,007	223,783	112,741
Technology	442,928	620,339	671,562	636,949
Telecommunications	7,696	10,246	3,291	2,763
U.S. Government Plus	176,356	135,725	952,590	685,108
UltraBull	266,879	457,274	918,918	122,646
UltraMid-Cap	290,056	442,810	2,299,567	2,125,740
UltraNASDAQ-100	768,999	429,130	649,238	518,409
UltraShort Dow 30	597	111	101	135
UltraShort NASDAQ-100	699	389	9	99
UltraSmall-Cap	205,429	296,350	1,352,900	1,228,910
Utilities	51,142	91,261	186,045	123,602
VanEck Worldwide Insurance Trust
Global Resources Fund	3,895,019	5,760,482	1,230,221	1,253,629
Emerging Markets Fund	398,092	429,411	518,842	745,969
Emerging Markets Bond Fund	50,244	162,412	632,141	549,836
Janus Henderson Series
Global Technology and Innovation Portfolio	7,594,681	4,675,738	6,624,665	3,875,176
Overseas Portfolio	761,494	308,395	215,732	145,799
Research Portfolio	25,924	357,559	141,685	192,071
Enterprise Services Portfolio	10,074,203	3,798,286	7,660,875	4,750,807
Global Research Portfolio	688,750	267,607	252,874	241,990
Mid Cap Value Portfolio	1,340,255	1,270,356	1,060,411	818,506
Balanced Portfolio	31,778,671	7,260,460	19,522,642	10,382,276
Flexible Bond Portfolio	4,163,671	2,280,811	4,412,665	2,410,078
PIMCO Variable Insurance Trust
Total Return Portfolio	12,206,598	11,781,038	22,227,309	27,964,837
Low Duration Portfolio	17,289,217	8,335,346	14,063,563	11,137,068
High Yield Portfolio	5,352,033	5,208,332	10,456,508	12,103,359
Real Return Portfolio	10,140,889	6,109,607	4,939,161	4,582,092
All Asset Portfolio	1,349,430	1,614,002	554,217	1,017,855
Global Managed Asset Allocation Portfolio	400,472	81,237	372,768	94,916
Short-Term Portfolio	16,761,058	29,625,886	36,235,993	24,360,859
Emerging Markets Bond Portfolio	552,757	541,952	488,566	322,988
Global Bond Opportunities Portfolio	24,401	92,679	10,713	182,651
Commodity Real Return Strategy Portfolio	2,127,954	1,834,466	688,709	755,617
International Bond (USD-Hedged) Portfolio	1,132,189	578,115	716,897	366,899
Dynamic Bond Adv Portfolio	1,109,920	804,820	574,555	846,985
Income Advisor Portfolio	10,273,428	2,950,565	9,568,518	14,395,219
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	1,365,648	722,497	344,316	632,876
Large Cap Value Fund	547,487	141,800	30,750	36,830
Mid Cap Value Fund	996,442	928,544	537,410	487,808

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	2021		2020
Portfolio	Purchases	Sales	Purchases	Sales
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	663,216	552,785	429,868	669,616
AMT Mid Cap Intrinsic Value Portfolio	1,998,755	1,696,541	88,709	236,448
BNY Mellon Variable Investment Fund
Appreciation Portfolio	481,850	251,619	263,971	325,300
International Value Portfolio	-	-	340	10,527
Sustainable U.S. Equity Portfolio	901	15,655	52,069	79,070
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	2,119	2,370	20,074	46,921
Emerging Markets Equity Portfolio	16,361	68,524	247,130	252,872
Discovery Portfolio	47,845	83,560	131,182	127,527
U.S. Real Estate Portfolio	21,939	47,500	22,155	44,266
Northern Lights Variable Trust
Power Income Fund	10,601	634,716	49,636	179,851
Power Dividend Index Fund	76,288	381,021	480,087	7,187,180
AB Variable Products Series
Dynamic Asset Allocation Portfolio	195,289	410,387	399,251	234,740
Small Cap Growth Portfolio	138,339	137,280	70,248	119,297
Small Mid Cap Value Portfolio	4,297,110	2,027,808	802,689	820,473
BlackRock Variable Series Fund, Inc.
Basic Value Fund	1,400,825	758,276	704,808	1,132,597
Capital Appreciation Fund	252,025	189,367	195,478	124,060
Equity Dividend Fund	10,820,517	2,482,491	6,643,111	2,934,644
Global Allocation Fund	5,581,844	3,359,036	2,869,943	2,856,846
Advantage Large Cap Core Fund	238,514	102,092	151,540	324,249
Large Cap Focus Growth Fund	5,909,839	3,606,608	4,611,387	2,554,392
60/40 Target Allocation ETF Fund	4,073,077	1,286,993	2,747,177	872,311
Total Return Portfolio	333,664	33,867	603,905	149,028
S&P 500 Portfolio	157,741	246,079	400,363	114,429
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	2,728,336	1,080,957	1,312,330	1,285,421
Dividend Opportunity Portfolio	1,846,040	1,104,113	797,914	732,112
Emerging Markets Bond Portfolio	798,984	1,065,565	293,464	1,203,560
High Yield Portfolio	2,536,957	1,104,586	1,357,192	1,068,271
Select Large-Cap Value Portfolio	3,964,551	697,002	212,780	801,230
Seligman Global Tech Portfolio	7,676,618	2,037,514	2,739,469	1,477,531
US Government Mortgage Portfolio	3,141,059	2,970,747	2,285,905	708,944
Strategic Income Portfolio	1,693,234	437,932	261,144	8,868
Emerging Markets Portfolio	370,195	31,677	-	-
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	13,916,445	9,956,970	11,020,997	6,534,665
Small Cap Index Portfolio	3,895,446	1,902,438	2,199,740	1,650,404
Alternative Asset Allocation Portfolio	156,245	252,123	85,006	351,024
Global Small Cap Portfolio	26,254	126,705	94,625	208,940
Small Mid Cap Value Portfolio	778,465	1,574,691	1,167,486	906,267
CROCI US Portfolio	15,815	31,819	61,759	103,948
High Income Portfolio	173,071	9,515	-	-
Eaton Vance Variable Trust
Floating Rate Income Portfolio	8,576,143	5,974,878	4,356,253	11,004,749

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	2021		2020
Portfolio	Purchases	Sales	Purchases	Sales
Delaware Variable Insurance Portfolios
Total Return Portfolio	12,150	176,174	62,752	91,437
International Portfolio	151,890	71,703	410,580	424,779
Opportunity Portfolio	449,477	3,140,229	2,153,297	1,987,979
Covered Call Strategy Portfolio	-	-	19,583	131,673
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	615,031	1,775,294	1,324,064	1,437,322
Income Fund	5,269,597	4,566,465	4,372,545	4,571,005
Global Bond Fund	5,176,257	3,205,185	5,619,120	3,537,138
Foreign Fund	7,132,105	5,658,564	4,035,197	3,587,353
Developing Markets Fund	517,115	874,030	434,002	897,538
Mutual Global Discovery Fund	741,501	1,489,795	1,315,883	1,726,011
Rising Dividends Fund	7,270,772	4,385,247	3,461,633	4,794,451
DynaTech 2 Fund	1,362,083	41,393	-	-
Multi-Asset Dynamic Multi-Strategy Portfolio	15,592	46,987	38,515	20,500
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	607,454	1,088,107	255,640	1,252,922
Balanced Portfolio	1,187,926	1,343,908	785,257	1,764,287
Global Equity Income Portfolio	229,159	296,272	111,357	233,283
Energy Portfolio	1,307,167	782,089	662,344	874,835
Global Bond Portfolio	474,763	946,256	449,884	520,415
Natural Resources Portfolio	363,813	375,635	193,059	301,592
Growth Portfolio	1,327,924	1,650,631	1,509,087	1,160,801
High Income Portfolio	3,814,061	5,581,830	4,803,111	4,413,787
International Core Equity Portfolio	743,972	1,412,931	898,412	1,143,158
Global Growth Portfolio	84,714	120,247	17,952	117,377
Mid Cap Growth Portfolio	5,634,127	3,934,078	4,744,647	2,399,652
Science and Technology Portfolio	7,662,844	2,611,784	5,231,706	2,620,004
Small Cap Growth Portfolio	1,638,070	1,743,000	613,755	1,767,107
SMID Cap Core Portfolio	1,970,772	3,985,900	1,974,430	1,924,212
Lazard Retirement Series, Inc.
International Equity Portfolio	167,451	341,891	187,758	134,796
Global Dynamic Multi Asset Portfolio	612,281	593,472	208,030	295,283
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfo	1,289,582	491,247	500,876	308,321
ClearBridge Variable Mid Cap Portfolio	6,075,877	2,424,109	1,580,014	1,492,837
ClearBridge Variable Dividend Strategy Portfolio	12,443,539	3,333,659	15,077,607	8,351,519
ClearBridge Variable Small Cap Growth Portfolio	3,676,715	1,766,433	1,274,043	1,352,860
ClearBridge Variable Aggressive Growth Portfolio	640,668	413,512	109,815	259,615
Western Asset Variable Core Bond Plus Portfolio	26,405,907	8,747,197	14,308,901	13,835,801
ClearBridge Variable Large Cap Growth Portfolio	9,106,220	3,454,542	3,558,534	2,715,563
Pioneer Variable Contracts Trust
Fund Portfolio	371,273	274,790	114,984	82,324
Bond Portfolio	14,347,394	5,670,463	6,776,159	5,773,648
Strategic Income Portfolio	3,246,803	1,892,863	1,974,231	1,985,906
Equity Income Portfolio	2,385,078	3,179,445	2,331,846	2,557,631
High Yield Portfolio	107,670	160,289	85,891	232,980

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	2021		2020
Portfolio	Purchases	Sales	Purchases	Sales
Prudential Series Funds
PGIM Jennison Focused Blend Portfolio	2,230	18,682	130	24,820
Natural Resources Portfolio	38,385	196,877	88,094	473,065
Mid-Cap Growth Portfolio	17,238	100,753	9,327	222,693
Royce Capital Fund
Micro-Cap Portfolio	187,385	296,786	42,161	182,167
Small Cap Portfolio	1,613,769	3,086,386	907,312	1,111,651
Alps Fund
Alerian Energy Infrastructure Portfolio	1,065,421	896,960	558,629	280,348
Red Rocks Global Opportunity Portfolio	513,357	346,818	562,531	386,561
American Funds IS
Asset Allocation Fund	34,242,276	12,887,194	23,778,287	10,460,405
Washington Mutual Investors Fund	11,357,089	7,353,825	6,145,739	5,537,671
Ultra-Short Bond Fund	12,862,433	15,616,363	32,511,593	20,732,576
Capital Income Builder Fund	4,664,185	3,657,523	2,319,686	3,016,200
Global Growth Fund	13,368,691	4,056,420	5,930,929	2,628,088
Capital World Growth and Income Fund	5,131,561	1,885,584	4,002,907	1,440,509
Global Small Capitalization Fund	4,081,219	2,103,616	1,091,828	877,246
Growth Fund	25,715,136	9,163,360	7,620,054	7,461,345
Growth-Income Fund	24,894,157	11,143,854	8,840,817	6,951,437
International Fund	4,980,080	1,755,258	2,010,285	2,117,798
International Growth and Income Fund	3,245,531	1,594,911	1,509,469	1,237,756
New World Fund	8,999,559	5,051,668	3,907,448	4,584,180
U.S. Government Securities Fund	21,465,896	20,331,659	36,315,193	16,586,411
Invesco Oppenheimer
International Growth Fund	10,603,575	2,368,168	3,397,437	1,701,586
T. Rowe Price
Blue Chip Growth Portfolio	23,044,910	8,032,551	11,316,063	9,441,364
Health Sciences Portfolio	10,512,874	3,829,396	7,329,478	3,414,090
John Hancock Variable Insurance Trust
Financial Industries Portfolio	2,613,162	497,279	490,398	217,102
Fundamental All Cap Core Portfolio	1,750,583	1,448,588	4,054	2,954
Select Bond Portfolio	251,587	144,409	261,858	112,585
Strategic Income Opportunities Portfolio	509,663	81,542	182,525	52,277
Federated Hermes
High Income Bond Portfolio	2,560,737	1,816,966	411,920	339,197
Kaufmann Portfolio	4,197,711	2,162,913	3,024,717	223,295
Managed Volatility Portfolio	386,289	23,411	284,898	245,768
Principal Variable Contracts
Blue Chip Fund	98,900	16,871	-	-
Equity Income Fund	174,401	44,035	-	-
Diversified Balance Fund	409,081	89,891	-	-
Diversified Growth Fund	256,504	772	-	-
Diversified Income Fund	830,298	34,594	-	-

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

4.	Summary of Changes from Unit Transactions

Transactions in units for the years ended December 31, 2021 and 2020 were as follows:

	2021			2020
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)

Fidelity Variable Insurance Products
Government Money Market Portfolio	441,633	249,821	191,812	1,527,031	1,206,490	320,541
High Income Portfolio	87,056	120,730	(33,674)	303,564	522,594	(219,030)
Equity-Income Portfolio	7,473	28,435	(20,962)	11,165	34,354	(23,189)
Growth Portfolio	11,117	12,337	(1,220)	24,521	51,907	(27,386)
Overseas Portfolio	51,507	91,341	(39,834)	30,292	54,480	(24,188)
Mid Cap Portfolio	212,984	166,401	46,583	92,123	149,238	(57,115)
Asset Manager Portfolio	180	4,407	(4,227)	163	8,789	(8,626)
Investment Grade Bond Portfolio	88,253	17,229	71,024	64,897	76,012	(11,115)
Index 500 Portfolio	20,037	105,292	(85,255)	157,593	118,319	39,274
Contrafund Portfolio	461,952	278,549	183,403	213,902	251,525	(37,623)
Asset Manager: Growth Portfolio	672	1,260	(588)	1,460	2,477	(1,017)
Balanced Portfolio	19,805	29,620	(9,815)	25,271	21,338	3,933
Growth & Income Portfolio	21,582	19,140	2,442	55,123	61,704	(6,581)
Growth Opportunities Portfolio	1,216,827	303,105	913,722	894,271	270,669	623,602
Value Strategies Portfolio	61,647	75,293	(13,646)	37,773	86,816	(49,043)
Strategic Income Portfolio	422,870	169,728	253,142	238,664	165,393	73,271
Emerging Markets Portfolio	243,795	158,433	85,362	62,157	53,636	8,521
Real Estate Portfolio	219,497	210,584	8,913	217,865	166,398	51,467
Funds Manager 50% Portfolio	119,385	265,947	(146,562)	674,516	412,415	262,101
Funds Manager 70% Portfolio	81,848	19,272	62,576	26,595	10,365	16,230
Funds Manager 85% Portfolio	30,252	4,735	25,517	14,322	20,571	(6,249)
Government Money Market Portfolio Service Class 2	277,129	339,137	(62,008)	190,465	123,574	66,891
International Capital Appreciation Portfolio	177,119	21,799	155,320	47,011	447	46,564
American Century Variable
Portfolios, Inc.
Balanced Fund	301,554	180,211	121,343	127,873	41,760	86,113
Capital Appreciation Fund	7,288	4,962	2,326	12,431	27,136	(14,705)
International Fund	45,827	60,317	(14,490)	36,410	62,132	(25,722)
Value Fund	835,856	579,851	256,005	520,510	378,548	141,962
Disciplined Core Value Fund	317,747	82,584	235,163	121,142	37,661	83,481
Inflation Protection Fund	597,882	180,199	417,683	156,513	131,457	25,056
Large Company Value Fund	22,233	18,036	4,197	4,309	14,166	(9,857)
Mid Cap Value Fund	421,271	229,639	191,632	261,070	163,978	97,092
Ultra Fund	136,768	103,752	33,016	98,286	107,396	(9,110)
MFS Variable Insurance Trust
Research Series	18,982	19,529	(547)	664	4,577	(3,913)
Growth Series	19,215	20,636	(1,421)	2,608	21,894	(19,286)
Investors Trust Series	9,270	3,938	5,332	4,821	5,487	(666)
New Discovery Series	75,686	56,591	19,095	133,431	97,657	35,774
Corporate Bond Portfolio	229,720	191,983	37,737	258,248	87,413	170,835
Emerging Markets Equity Portfolio	154,176	58,892	95,284	62,427	62,001	426
Technology Portfolio	86,554	67,621	18,933	127,893	63,829	64,064
Global Tactical Allocation Portfolio	18,290	19,122	(832)	14,991	15,097	(106)
International Intrinsic Value Portfolio	155,342	127,445	27,897	144,284	170,871	(26,587)
Utilities Series Portfolio	118,987	135,190	(16,203)	149,724	177,428	(27,704)
Blended Research Core Equity Portfolio	60,054	22,714	37,340	21,639	39,627	(17,988)
Global Real Estate Portfolio	40,554	19,746	20,808	22,656	33,047	(10,391)

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	2021			2020
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	12,787	11,974	813	1,912	4,341	(2,429)
Mid-Cap Stock Portfolio	20,637	26,188	(5,551)	6,857	17,962	(11,105)
Bond-Debenture Portfolio	918,836	367,968	550,868	331,839	357,912	(26,073)
Fundamental Equity Portfolio	75,934	39,771	36,163	14,200	15,216	(1,016)
Developing Growth Portfolio	173,791	60,273	113,518	83,645	53,441	30,204
Short Duration Income Portfolio	1,294,427	991,713	302,714	827,779	887,123	(59,344)
Alger Fund
LargeCap Growth Portfolio	8,388	47,644	(39,256)	60,695	99,595	(38,900)
MidCap Growth Portfolio	24,173	37,822	(13,649)	26,476	52,961	(26,485)
Capital Appreciation Portfolio	9,301	22,604	(13,303)	16,922	25,471	(8,549)
SmallCap Growth Portfolio	441	1,831	(1,390)	55	3,843	(3,788)
Capital Appreciation Portfolio Class S	143,930	234,183	(90,253)	158,499	396,465	(237,966)
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	36,622	47,876	(11,254)	67,759	33,482	34,277
S&P 500 Index Portfolio	20,260	19,879	381	38,119	18,098	20,021
SRI Balanced Portfolio	219,504	21,677	197,827	160,015	41,761	118,254
Invesco Variable Insurance Funds
Technology Fund	10,557	24,365	(13,808)	13,511	11,299	2,212
Managed Volatility Fund	481	23,621	(23,140)	743	8,163	(7,420)
Diversified Dividend Fund	59,764	49,777	9,987	3,260	7,331	(4,071)
Health Care Fund	6,218	18,293	(12,075)	7,361	18,280	(10,919)
Global Real Estate Fund	38	810	(772)	7,361	18,233	(10,872)
International Growth Fund	12,639	18,337	(5,698)	23,223	28,353	(5,130)
Main Street Mid Cap Fund	3,826	8,045	(4,219)	2,267	3,602	(1,335)
Core Bond Fund	138,240	89,132	49,108	169,766	66,108	103,658
Discovery Mid Cap Growth Fund	154,092	38,937	115,155	73,737	51,363	22,374
Global Fund	101,223	68,083	33,140	72,018	98,758	(26,740)
Main Street Fund	95,416	128,894	(33,478)	90,488	169,642	(79,154)
Main Street Small Cap Fund	189,248	86,193	103,055	91,343	124,998	(33,655)
Balanced-Risk Allocation Fund	22,107	82	22,025	-	-	-
Core Plus Bond Fund	58,904	25,966	32,938	-	-	-
Equity and Income Fund	357,073	10,647	346,426	-	-	-
Small Cap Equity Fund	151,225	4,519	146,706	-	-	-
Equally Weighted S&P 500 Fund	138,866	-	138,866	-	-	-
Growth and Income Portfolio	9,617	12,783	(3,166)	6,672	11,209	(4,537)
Value Opportunities Fund	247	2,354	(2,107)	5,119	5,183	(64)
American Value Fund	2,092	3,620	(1,528)	4,459	6,406	(1,947)
J.P. Morgan Series Trust II
Core Bond Portfolio	23,212	24,982	(1,770)	40,148	65,194	(25,046)
Small Cap Core Portfolio	24,798	24,417	381	15,787	16,980	(1,193)
Rydex Variable Trust
Nova Fund	32,844	23,820	9,024	1,822	12,540	(10,718)
NASDAQ-100 Fund	38,099	44,633	(6,534)	11,975	6,822	5,153
U.S. Government Money Market Fund	5,642	840	4,802	-	4,068	(4,068)
Inverse S&P 500 Strategy Fund	1,348,815	4,998	1,343,817	104,997	87,067	17,930
Inverse NASDAQ-100 Strategy Fund	456,974	430,956	26,018	38,279	55,086	(16,807)
Inverse Government Long Bond Strategy Fund	11,920	14,540	(2,620)	1,667	1,076	591

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	2021			2020
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Government Long Bond 1.2x Strategy	776	7,083	(6,307)	274,663	267,710	6,953
NASDAQ-100 2x Strategy Fund	-	-	-	-	-	-
Inverse Dow 2x Strategy Fund	-	-	-	-	-	-
Rydex Variable Insurance Funds
Biotechnology Fund	14,601	92,795	(78,194)	77,523	92,596	(15,073)
S&P 500 Pure Growth Fund	59,420	54,957	4,463	27,989	74,618	(46,629)
S&P MidCap 400 Pure Growth Fund	7,347	17,198	(9,851)	5,791	23,927	(18,136)
Guggenheim Variable Insurance Funds
Long Short Equity Fund	15,636	33,236	(17,600)	19,582	5,991	13,591
Multi-Hedge Strategies Fund	21,214	63,863	(42,649)	34,240	52,615	(18,375)
Global Managed Futures Strategies Fund	12,558	15,573	(3,015)	2,658	11,098	(8,440)
Small Cap Value Fund	153,968	88,144	65,824	47,204	26,219	20,985
Profund Access VP High Yield Fund
Access VP High Yield Fund	-	285	(285)	6,603	12,291	(5,688)
Asia 30	4,801	3,355	1,446	6,686	7,380	(694)
Banks	20,652	15,227	5,425	4,683	7,304	(2,621)
Basic Materials	10,573	9,755	818	2,433	2,628	(195)
Bear	35,546	55,752	(20,206)	20,125	29,899	(9,774)
Biotechnology	1,196	1,517	(321)	8,732	11,639	(2,907)
Bull	16,296	5,518	10,778	29,001	81,930	(52,929)
Consumer Goods	3,136	6,277	(3,141)	17,915	15,847	2,068
Consumer Services	216	1,712	(1,496)	4,913	3,677	1,236
Dow 30	338	8,204	(7,866)	5,954	2,026	3,928
Emerging Markets	26	577	(551)	33,622	35,618	(1,996)
Europe 30	911	1,173	(262)	1,640	4,306	(2,666)
Falling U.S. Dollar	2,177	2,177	-	4,143	4,700	(557)
Financials	9,595	9,444	151	837	5,911	(5,074)
Health Care	1,716	6,205	(4,489)	9,783	11,979	(2,196)
Industrials	6,354	9,575	(3,221)	10,448	12,737	(2,289)
International	3,365	3,593	(228)	23,271	23,817	(546)
Internet	2,196	2,267	(71)	8,416	8,986	(570)
Japan	81	87	(6)	543	448	95
Large-Cap Growth	12,315	12,084	231	23,401	25,013	(1,612)
Large-Cap Value	1,939	3,150	(1,211)	17,136	29,266	(12,130)
Mid-Cap	5,809	7,058	(1,249)	180,658	365,690	(185,032)
Mid-Cap Growth	14,461	16,817	(2,356)	13,216	12,888	328
Mid-Cap Value	5,683	5,474	209	1,496	2,325	(829)
Government Money Market	291,590	516,692	(225,102)	1,047,606	885,493	162,113
Oil & Gas	39,546	33,662	5,884	43,379	53,397	(10,018)
NASDAQ-100	8,070	11,054	(2,984)	22,900	30,296	(7,396)
Pharmaceuticals	95	149	(54)	1,160	2,549	(1,389)
Precious Metals	114,136	120,366	(6,230)	177,075	258,680	(81,605)
Real Estate	6,314	3,734	2,580	9,053	20,203	(11,150)
Rising Rates Opportunity	583	6,400	(5,817)	1,578	7,915	(6,337)
Semiconductor	5,405	5,754	(349)	7,199	7,666	(467)
Short Dow 30	(3)	8,042	(8,045)	1,016,268	1,008,424	7,844
Short Emerging Markets	-	-	-	-	-	-
Short International	-	16	(16)	1,634	1,671	(37)
Short Mid-Cap	-	-	-	2,065	2,424	(359)
Short NASDAQ-100	-	7,909	(7,909)	23,614	16,064	7,550
Short Small-Cap	(2)	1,551	(1,553)	367,212	367,570	(358)

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	2021			2020
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Small-Cap	3,750	4,165	(415)	15,081	22,349	(7,268)
Small-Cap Growth	14,527	17,581	(3,054)	24,644	25,245	(601)
Small-Cap Value	12,007	19,151	(7,144)	17,861	11,048	6,813
Technology	8,110	12,329	(4,219)	20,415	19,205	1,210
Telecommunications	520	706	(186)	297	225	72
U.S. Government Plus	6,144	7,050	(906)	39,940	30,024	9,916
UltraBull	6,411	10,836	(4,425)	14,505	4,983	9,522
UltraMid-Cap	8,942	14,518	(5,576)	125,333	114,564	10,769
UltraNASDAQ-100	2,578	2,197	381	5,361	4,952	409
UltraShort Dow 30	-	1,144	(1,144)	-	599	(599)
UltraShort NASDAQ-100	40,581	25,567	15,014	1	1,348	(1,347)
UltraSmall-Cap	8,389	14,006	(5,617)	104,588	88,590	15,998
Utilities	2,228	4,404	(2,176)	8,534	6,856	1,678
VanEck Worldwide Insurance Trust
Global Resources Fund	306,051	402,824	(96,773)	157,027	132,823	24,204
Emerging Markets Fund	7,097	8,001	(904)	12,144	18,694	(6,550)
Emerging Markets Bond Fund	1,575	9,613	(8,038)	39,913	36,296	3,617
Janus Henderson Series
Global Technology and Innovation Portfolio	231,524	115,669	115,855	153,006	96,535	56,471
Overseas Portfolio	62,098	23,791	38,307	21,495	15,127	6,368
Research Portfolio	76	10,176	(10,100)	3,707	8,079	(4,372)
Enterprise Services Portfolio	316,932	142,400	174,532	294,875	222,911	71,964
Global Research Portfolio	28,765	9,812	18,953	10,635	13,049	(2,414)
Mid Cap Value Portfolio	83,456	69,345	14,111	61,912	50,609	11,303
Balanced Portfolio	1,685,848	330,624	1,355,224	1,018,435	600,003	418,432
Flexible Bond Portfolio	326,031	184,061	141,970	367,933	200,434	167,499
PIMCO Variable Insurance Trust
Total Return Portfolio	804,693	914,370	(109,677)	1,670,377	2,193,134	(522,757)
Low Duration Portfolio	1,693,739	779,316	914,423	1,365,809	1,072,501	293,308
High Yield Portfolio	329,227	330,783	(1,556)	708,788	842,632	(133,844)
Real Return Portfolio	728,078	444,608	283,470	406,446	392,872	13,574
All Asset Portfolio	65,474	108,793	(43,319)	32,980	86,091	(53,111)
Global Managed Asset Allocation Portfolio	20,386	4,913	15,473	25,440	7,561	17,879
Short-Term Portfolio	1,618,848	2,853,302	(1,234,454)	3,559,634	2,331,640	1,227,994
Emerging Markets Bond Portfolio	37,695	41,300	(3,605)	33,369	25,171	8,198
Global Bond Opportunities Portfolio	1,680	8,699	(7,019)	525	18,867	(18,342)
Commodity Real Return Strategy Portfolio	275,170	281,687	(6,517)	99,462	162,249	(62,787)
International Bond (USD-Hedged) Portfolio	96,125	48,578	47,547	52,727	30,837	21,890
Dynamic Bond Adv Portfolio	93,820	70,684	23,136	48,911	78,580	(29,669)
Income Advisor Portfolio	861,073	250,227	610,846	794,669	1,417,751	(623,082)
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	37,511	26,382	11,129	20,493	36,049	(15,556)
Large Cap Value Fund	21,165	5,849	15,316	1,316	1,919	(603)
Mid Cap Value Fund	14,863	27,654	(12,791)	21,924	19,943	1,981

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	2021			2020
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	11,019	11,715	(696)	10,398	19,077	(8,679)
AMT Mid Cap Intrinsic Value Portfolio	82,956	68,516	14,440	5,347	15,948	(10,601)
BNY Mellon Variable Investment Fund
Appreciation Portfolio	15,294	8,315	6,979	11,229	14,915	(3,686)
International Value Portfolio	-	-	-	8	1,479	(1,471)
Sustainable U.S. Equity Portfolio	15	606	(591)	2,503	3,923	(1,420)
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	26	101	(75)	1,324	3,287	(1,963)
Emerging Markets Equity Portfolio	979	4,651	(3,672)	20,598	21,282	(684)
Discovery Portfolio	46	1,325	(1,279)	3,698	3,899	(201)
U.S. Real Estate Portfolio	1,428	2,958	(1,530)	1,764	3,770	(2,006)
Northern Lights Variable Trust
Power Income Fund	1,193	67,727	(66,534)	4,062	18,241	(14,179)
Power Dividend Index Fund	6,448	38,309	(31,861)	56,931	834,309	(777,378)
AB Variable Products Series
Dynamic Asset Allocation Portfolio	10,505	28,739	(18,234)	28,552	15,381	13,171
Small Cap Growth Portfolio	10,157	10,255	(98)	2,106	4,300	(2,194)
Small Mid Cap Value Portfolio	228,187	93,399	134,788	43,499	48,950	(5,451)
BlackRock Variable Series Fund, Inc.
Basic Value Fund	49,164	34,360	14,804	37,405	69,838	(32,433)
Capital Appreciation Fund	105	4,787	(4,682)	2,813	3,815	(1,002)
Equity Dividend Fund	330,222	103,549	226,673	332,589	172,026	160,563
Global Allocation Fund	188,807	195,850	(7,043)	130,514	191,064	(60,550)
Advantage Large Cap Core Fund	378	3,210	(2,832)	4,690	15,478	(10,788)
Large Cap Focus Growth Fund	122,842	96,564	26,278	164,613	98,273	66,340
60/40 Target Allocation ETF Fund	234,897	82,983	151,914	215,549	64,745	150,804
Total Return Portfolio	27,976	2,300	25,676	45,834	12,845	32,989
S&P 500 Portfolio	68	14,523	(14,455)	24,715	8,075	16,640
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	132,166	42,350	89,816	72,119	65,758	6,361
Dividend Opportunity Portfolio	113,696	60,360	53,336	58,473	50,463	8,010
Emerging Markets Bond Portfolio	52,019	83,993	(31,974)	9,098	100,434	(91,336)
High Yield Portfolio	173,653	77,468	96,185	91,189	86,624	4,565
Select Large-Cap Value Portfolio	272,550	45,570	226,980	20,421	76,111	(55,690)
Seligman Global Tech Portfolio	336,932	91,881	245,051	159,452	90,520	68,932
US Government Mortgage Portfolio	297,889	280,773	17,116	210,582	64,954	145,628
Strategic Income Portfolio	143,204	37,443	105,761	23,343	762	22,581
Emerging Markets Portfolio	38,880	3,469	35,411	-	-	-
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	536,238	341,521	194,717	427,403	282,903	144,500
Small Cap Index Portfolio	159,370	73,251	86,119	106,589	91,461	15,128
Alternative Asset Allocation Portfolio	11,663	20,198	(8,535)	6,013	34,840	(28,827)
Global Small Cap Portfolio	1,534	6,847	(5,313)	7,665	14,892	(7,227)
Small Mid Cap Value Portfolio	44,191	81,277	(37,086)	59,370	67,039	(7,669)
CROCI US Portfolio	781	1,865	(1,084)	3,080	7,227	(4,147)
High Income Portfolio	17,097	925	16,172	-	-	-
Eaton Vance Variable Trust
Floating Rate Income Portfolio	704,156	498,582	205,574	343,589	977,329	(633,740)

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	2021			2020
Portfolio	Purchases	Sales	Net Increase/ (Decrease)	Purchases	Sales	Net Increase/ (Decrease)
Delaware Variable Insurance Portfolios
Total Return Portfolio	516	12,806	(12,290)	1,618	7,284	(5,666)
International Portfolio	7,493	3,742	3,751	7,249	31,895	(24,646)
Opportunity Portfolio	7,495	177,249	(169,754)	40,797	154,294	(113,497)
Covered Call Strategy Portfolio	-	-	-	189	12,121	(11,932)
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	26,647	95,412	(68,765)	74,265	94,958	(20,693)
Income Fund	297,252	287,743	9,509	254,284	341,278	(86,994)
Global Bond Fund	574,978	326,074	248,904	336,924	336,139	785
Foreign Fund	566,300	444,064	122,236	326,800	335,256	(8,456)
Developing Markets Fund	32,298	60,767	(28,469)	20,661	77,990	(57,329)
Mutual Global Discovery Fund	34,927	83,081	(48,154)	82,068	127,005	(44,937)
Rising Dividends Fund	308,443	160,607	147,836	109,919	213,358	(103,439)
DynaTech 2 Fund	130,987	3,913	127,074	-	-	-
Multi-Asset Dynamic Multi-Strategy Portfolio	519	3,241	(2,722)	2,759	1,365	1,394
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	13,239	66,050	(52,811)	9,817	89,480	(79,663)
Balanced Portfolio	38,512	68,442	(29,930)	19,270	103,167	(83,897)
Global Equity Income Portfolio	13,155	17,226	(4,071)	5,447	13,323	(7,876)
Energy Portfolio	250,914	166,393	84,521	165,813	198,318	(32,505)
Global Bond Portfolio	37,473	80,126	(42,653)	37,334	47,626	(10,292)
Natural Resources Portfolio	55,466	55,566	(100)	28,948	54,755	(25,807)
Growth Portfolio	32,461	42,610	(10,149)	38,906	38,707	199
High Income Portfolio	225,917	411,611	(185,694)	347,170	377,318	(30,148)
International Core Equity Portfolio	47,974	83,339	(35,365)	63,019	86,856	(23,837)
Global Growth Portfolio	1,788	4,974	(3,186)	977	6,075	(5,098)
Mid Cap Growth Portfolio	133,213	112,720	20,493	165,614	94,527	71,087
Science and Technology Portfolio	98,407	66,095	32,312	137,252	84,961	52,291
Small Cap Growth Portfolio	35,063	67,913	(32,850)	40,173	103,894	(63,721)
SMID Cap Core Portfolio	99,167	161,191	(62,024)	86,091	108,741	(22,650)
Lazard Retirement Series, Inc.
International Equity Portfolio	9,599	21,873	(12,274)	11,700	10,158	1,542
Global Dynamic Multi Asset Portfolio	36,163	36,388	(225)	13,847	19,259	(5,412)
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	90,235	34,164	56,071	34,226	22,570	11,656
ClearBridge Variable Mid Cap Portfolio	214,190	94,338	119,852	86,459	76,917	9,542
ClearBridge Variable Dividend Strategy Portfolio	396,873	125,164	271,709	754,678	475,223	279,455
ClearBridge Variable Small Cap Growth Portfolio	117,845	58,428	59,417	40,410	56,569	(16,159)
ClearBridge Variable Aggressive Growth Portfolio	22,652	27,136	(4,484)	1,844	22,643	(20,799)
Western Asset Variable Core Bond Plus Portfolio	2,206,872	723,160	1,483,712	1,177,295	1,200,820	(23,525)
ClearBridge Variable Large Cap Growth Portfolio	425,387	172,512	252,875	198,444	167,824	30,620
Pioneer Variable Contracts Trust
Fund Portfolio	10,038	9,263	775	2,421	3,212	(791)
Bond Portfolio	1,025,809	433,262	592,547	480,522	461,711	18,811
Strategic Income Portfolio	225,359	144,098	81,261	134,259	160,231	(25,972)
Equity Income Portfolio	120,661	137,030	(16,369)	94,779	140,051	(45,272)
High Yield Portfolio	4,301	10,508	(6,207)	2,895	17,595	(14,700)

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	2021			2020
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Prudential Series Funds
PGIM Jennison Focused Blend Portfolio	87	413	(326)	10	874	(864)
Natural Resources Portfolio	5,504	28,286	(22,782)	19,772	90,899	(71,127)
Mid-Cap Growth Portfolio	573	3,185	(2,612)	366	9,420	(9,054)
Royce Capital Fund
Micro-Cap Portfolio	10,055	17,247	(7,192)	3,791	17,152	(13,361)
Small Cap Portfolio	95,465	178,239	(82,774)	71,621	88,121	(16,500)
Alps Fund
Alerian Energy Infrastructure Portfolio	116,191	112,870	3,321	92,321	49,454	42,867
Red Rocks Global Opportunity Portfolio	25,818	18,280	7,538	29,942	30,373	(431)
American Funds IS
Asset Allocation Fund	1,933,869	726,908	1,206,961	1,763,189	721,734	1,041,455
Washington Mutual Investors Fund	679,141	415,632	263,509	441,140	410,751	30,389
Ultra-Short Bond Fund	1,385,310	1,654,719	(269,409)	3,463,282	2,195,677	1,267,605
Capital Income Builder Fund	343,633	277,068	66,565	183,204	266,907	(83,703)
Global Growth Fund	611,763	182,934	428,829	352,553	154,640	197,913
Capital World Growth and Income Fund	287,071	108,087	178,984	281,494	109,810	171,684
Global Small Capitalization Fund	240,414	119,072	121,342	62,433	67,520	(5,087)
Growth Fund	775,593	309,222	466,371	343,235	334,283	8,952
Growth-Income Fund	1,299,690	549,128	750,562	503,963	430,151	73,812
International Fund	360,837	121,582	239,255	186,716	188,965	(2,249)
International Growth and Income Fund	253,244	127,405	125,839	145,014	122,239	22,775
New World Fund	541,247	318,863	222,384	320,090	370,517	(50,427)
U.S. Government Securities Fund	1,688,597	1,840,730	(152,133)	3,200,373	1,480,564	1,719,809
Invesco Oppenheimer
International Growth Fund	638,204	158,344	479,860	288,592	142,134	146,458
T. Rowe Price
Blue Chip Growth Portfolio	807,538	335,936	471,602	538,971	502,003	36,968
Health Sciences Portfolio	580,079	215,075	365,004	462,744	250,914	211,830
John Hancock Variable Insurance Trust
Financial Industries Portfolio	194,711	37,335	157,376	47,703	22,632	25,071
Fundamental All Cap Core Portfolio	100,497	79,064	21,433	148	154	(6)
Select Bond Portfolio	21,418	12,302	9,116	22,463	9,905	12,558
Strategic Income Opportunities Portfolio	44,558	6,799	37,759	17,524	4,463	13,061
Federated Hermes
High Income Bond Portfolio	231,953	165,781	66,172	38,791	33,146	5,645
Kaufmann Portfolio	287,076	153,981	133,095	245,285	16,841	228,444
Managed Volatility Portfolio	32,687	1,734	30,953	30,035	25,997	4,038
Principal Variable Contracts
Blue Chip Fund	8,870	1,484	7,386	-	-	-
Equity Income Fund	16,606	4,118	12,488	-	-	-
Diversified Balance Fund	38,526	8,537	29,989	-	-	-
Diversified Growth Fund	24,924	-	24,924	-	-	-
Diversified Income Fund	78,398	2,918	75,480	-	-	-

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

5.	Financial Highlights

The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Net assets represented by
Fidelity Variable Insurance Products
Government Money Market Portfolio
2021	1,121,947	$7.60 to 13.17	$11,180,275	0.01%	0.95% to 1.55%	-2.61% to -0.94%
2020	930,135	7.81 to 13.36	$9,787,427	0.30%	0.95% to 1.55%	-2.30% to -0.63%
2019	609,594	7.99 to 13.50	$6,389,717	1.45%	0.95% to 1.55%	-0.90% to 1.05%
2018	1,066,545	8.11 to 13.42	$11,296,135	0.96%	0.95% to 1.55%	-1.27% to 0.69%
2017	1,222,766	8.06 to 13.39	$12,927,349	0.46%	0.95% to 1.55%	-2.35% to -0.28%

High Income Portfolio
2021	345,235	10.30 to 29.41	$5,927,974	5.15%	0.95% to 1.65%	2.02% to 3.30%
2020	378,909	10.83 to 28.47	$6,587,049	3.59%	0.95% to 1.65%	0.19% to 1.45%
2019	597,939	11.01 to 28.06	$12,059,687	7.32%	0.95% to 1.55%	12.27% to 13.68%
2018	273,526	9.72 to 24.69	$4,109,077	13.31%	0.95% to 1.55%	-5.74% to -4.54%
2017	389,972	10.21 to 25.86	$6,022,440	2.99%	0.95% to 1.55%	4.59% to 5.91%

Equity-Income Portfolio
2021	164,506	23.62 to 78.19	$7,336,927	1.77%	0.95% to 1.55%	21.35% to 23.43%
2020	185,468	19.42 to 63.49	$6,685,108	1.54%	0.95% to 1.55%	3.66% to 5.43%
2019	208,657	17.05 to 60.34	$7,166,866	1.91%	0.95% to 1.55%	23.47% to 25.91%
2018	245,323	13.81 to 48.02	$6,570,148	2.14%	0.95% to 1.55%	-11.17% to -9.41%
2017	300,652	14.93 to 53.10	$8,907,143	1.47%	0.95% to 1.55%	9.11% to 11.59%

Growth Portfolio
2021	102,122	43.21 to 128.57	$10,655,095	0.00%	0.95% to 1.55%	20.11% to 21.74%
2020	103,342	39.25 to 105.81	$9,135,476	0.07%	0.95% to 1.55%	40.08% to 42.19%
2019	130,728	26.82 to 74.57	$7,729,119	0.22%	0.95% to 1.55%	30.73% to 32.71%
2018	150,717	21.32 to 56.30	$6,756,009	0.22%	0.95% to 1.55%	-2.86% to -1.38%
2017	172,145	21.80 to 57.20	$7,746,338	0.20%	0.95% to 1.55%	31.56% to 33.55%

Overseas Portfolio
2021	243,061	20.09 to 40.38	$7,023,296	0.34%	0.95% to 1.65%	16.27% to 18.26%
2020	282,895	17.25 to 34.21	$6,929,633	0.22%	0.95% to 1.65%	12.32% to 14.24%
2019	307,083	13.23 to 30.01	$6,565,374	1.55%	0.95% to 1.55%	23.86% to 26.30%
2018	341,634	10.68 to 23.82	$5,760,737	1.32%	0.95% to 1.55%	-17.50% to -15.86%
2017	395,965	12.82 to 28.36	$8,054,715	1.22%	0.95% to 1.55%	25.91% to 28.76%

Mid Cap Portfolio
2021	712,340	11.81 to 65.11	$20,066,480	0.40%	0.95% to 1.65%	22.27% to 24.12%
2020	665,757	13.35 to 52.45	$16,098,689	0.36%	0.95% to 1.65%	14.67% to 16.75%
2019	722,872	11.47 to 44.93	$15,243,046	0.71%	0.95% to 1.55%	19.83% to 22.01%
2018	729,226	9.43 to 36.82	$12,880,026	0.46%	0.95% to 1.55%	-17.10% to -15.58%
2017	748,760	11.21 to 43.62	$15,996,166	0.52%	0.95% to 1.55%	16.58% to 19.40%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Asset Manager Portfolio
2021	31,626	20.70 to 43.48	$1,031,943	1.45%	0.95% to 1.55%	7.19% to 8.64%
2020	35,853	19.31 to 40.11	$1,116,302	1.28%	0.95% to 1.55%	11.93% to 13.45%
2019	44,479	17.25 to 35.41	$1,184,709	1.78%	0.95% to 1.55%	15.33% to 16.90%
2018	44,236	14.96 to 30.37	$988,568	1.63%	0.95% to 1.55%	-7.77% to -6.51%
2017	45,483	16.22 to 32.54	$1,108,425	1.73%	0.95% to 1.55%	11.16% to 12.67%

Investment Grade Bond Portfolio
2021	237,429	10.03 to 27.68	$4,023,759	1.96%	0.95% to 1.55%	-3.15% to 0.62%
2020	166,405	13.39 to 28.24	$3,431,417	2.08%	0.95% to 1.55%	6.52% to 8.13%
2019	177,520	11.74 to 26.18	$3,418,470	2.67%	0.95% to 1.55%	6.28% to 8.37%
2018	185,377	11.05 to 24.21	$3,319,039	2.21%	0.95% to 1.55%	-3.64% to -1.73%
2017	222,145	11.46 to 24.68	$4,019,611	2.18%	0.95% to 1.55%	1.03% to 3.01%

Index 500 Portfolio
2021	739,648	17.56 to 115.43	$26,774,969	1.10%	0.95% to 1.65%	24.78% to 27.05%
2020	824,903	13.87 to 91.04	$23,666,018	1.51%	0.95% to 1.65%	14.75% to 16.83%
2019	785,629	11.91 to 78.08	$21,551,004	1.90%	0.95% to 1.55%	27.28% to 29.78%
2018	484,759	17.69 to 60.29	$15,222,800	1.65%	0.95% to 1.55%	-7.47% to -5.64%
2017	616,686	18.31 to 64.02	$20,080,603	1.63%	0.95% to 1.55%	17.42% to 20.26%

Contrafund Portfolio
2021	1,362,179	12.78 to 140.51	$50,817,963	0.03%	0.95% to 1.65%	24.43% to 26.31%
2020	1,178,776	12.37 to 111.47	$39,822,428	0.10%	0.95% to 1.65%	27.08% to 29.00%
2019	1,216,399	13.18 to 86.57	$33,859,564	0.27%	0.95% to 1.55%	28.10% to 30.03%
2018	1,152,445	10.17 to 66.72	$26,061,685	0.53%	0.95% to 1.55%	-8.91% to -7.53%
2017	1,154,260	11.03 to 72.28	$29,362,042	0.86%	0.95% to 1.55%	18.65% to 20.44%

Asset Manager: Growth Portfolio
2021	24,215	22.63 to 49.19	$969,478	1.38%	0.95% to 1.55%	11.10% to 12.61%
2020	24,803	20.37 to 43.77	$887,421	0.99%	0.95% to 1.55%	14.29% to 15.84%
2019	25,820	17.82 to 37.86	$798,018	1.52%	0.95% to 1.55%	19.71% to 21.34%
2018	26,726	14.89 to 31.25	$692,215	1.46%	0.95% to 1.55%	-9.99% to -8.76%
2017	25,904	16.54 to 34.32	$763,812	1.24%	0.95% to 1.55%	15.81% to 17.37%

Balanced Portfolio
2021	97,357	30.39 to 47.38	$3,990,135	0.80%	0.95% to 1.55%	15.31% to 16.88%
2020	107,172	26.36 to 40.63	$3,734,962	1.23%	0.95% to 1.55%	19.35% to 20.97%
2019	103,239	21.05 to 33.66	$2,994,631	1.68%	0.95% to 1.55%	22.78% to 28.45%
2018	102,737	16.98 to 27.42	$2,415,987	1.38%	0.95% to 1.55%	-6.77% to -5.35%
2017	112,357	19.50 to 29.03	$2,792,652	1.28%	0.95% to 1.55%	13.48% to 15.02%

Growth & Income Portfolio
2021	42,571	28.28 to 52.82	$1,912,317	2.49%	0.95% to 1.55%	22.60% to 24.45%
2020	40,129	22.03 to 42.53	$1,519,482	1.81%	0.95% to 1.55%	4.68% to 6.58%
2019	46,710	20.57 to 39.99	$1,666,471	4.65%	0.95% to 1.55%	21.11% to 28.24%
2018	49,486	16.68 to 31.19	$1,369,397	0.32%	0.95% to 1.55%	-11.67% to -10.06%
2017	57,456	17.16 to 34.75	$1,777,858	1.17%	0.95% to 1.55%	12.78% to 15.51%

Growth Opportunities Portfolio
2021	1,773,452	10.85 to 82.38	$36,217,102	0.00%	0.95% to 1.65%	8.97% to 10.61%
2020	859,730	15.19 to 75.22	$19,518,772	0.00%	0.95% to 1.65%	64.16% to 66.64%
2019	236,128	10.94 to 45.59	$4,894,768	0.07%	0.95% to 1.55%	9.44% to 39.17%
2018	69,787	25.67 to 33.09	$2,202,365	0.12%	0.95% to 1.55%	9.76% to 11.14%
2017	70,470	23.34 to 30.07	$2,010,137	0.26%	0.95% to 1.55%	31.53% to 32.91%

Value Strategies Portfolio
2021	145,209	16.68 to 37.19	$4,164,179	1.29%	0.95% to 1.65%	30.12% to 32.08%
2020	158,855	12.67 to 28.16	$3,461,782	0.93%	0.95% to 1.65%	5.41% to 7.00%
2019	207,898	11.88 to 26.31	$4,212,064	1.46%	0.95% to 1.55%	30.85% to 32.83%
2018	227,861	8.97 to 19.81	$3,481,341	0.72%	0.95% to 1.55%	-19.51% to -18.28%
2017	253,806	11.01 to 24.24	$4,727,608	1.29%	0.95% to 1.55%	16.21% to 17.96%

Strategic Income Portfolio
2021	1,311,712	10.23 to 13.32	$16,820,518	2.66%	1.15% to 1.65%	2.04% to 2.35%
2020	1,058,570	10.85 to 13.01	$13,485,831	3.11%	1.15% to 1.65%	5.72% to 5.93%
2019	985,299	10.81 to 12.28	$11,890,430	3.47%	1.15% to 1.35%	9.17% to 9.39%
2018	839,972	9.89 to 11.23	$9,340,409	3.87%	1.15% to 1.35%	-4.13% to -3.94%
2017	710,192	10.31 to 11.69	$8,233,259	3.39%	1.15% to 1.35%	6.11% to 6.32%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Emerging Markets Portfolio
2021	392,805	9.07 to 17.25	$6,271,407	2.11%	1.15% to 1.65%	-3.72% to -3.53%
2020	307,443	16.41 to 17.88	$5,427,630	0.56%	1.15% to 1.65%	29.12% to 29.38%
2019	298,922	12.70 to 13.82	$4,085,653	1.44%	1.15% to 1.35%	27.46% to 27.72%
2018	292,843	9.95 to 10.82	$3,145,115	0.57%	1.15% to 1.35%	-19.27% to -19.10%
2017	274,546	12.32 to 13.38	$3,638,965	0.59%	1.15% to 1.35%	45.09% to 45.37%

Real Estate Portfolio
2021	1,183,454	13.87 to 21.94	$25,046,160	0.96%	1.15% to 1.65%	36.38% to 37.06%
2020	1,174,541	10.54 to 16.01	$18,444,735	1.83%	1.15% to 1.65%	-8.04% to -7.86%
2019	1,123,074	11.45 to 17.37	$19,207,943	1.71%	1.15% to 1.35%	21.30% to 21.54%
2018	972,515	9.43 to 14.29	$13,743,142	2.65%	1.15% to 1.35%	-7.72% to -7.53%
2017	975,021	10.20 to 15.46	$14,953,636	1.58%	1.15% to 1.35%	2.38% to 2.59%

Funds Manager 50% Portfolio
2021	506,181	10.82 to 17.99	$8,578,042	0.90%	1.15% to 1.65%	8.40% to 8.62%
2020	652,743	13.07 to 16.56	$10,514,394	1.07%	1.15% to 1.65%	12.36% to 12.58%
2019	390,642	11.62 to 14.71	$5,531,550	1.77%	1.15% to 1.35%	16.11% to 16.34%
2018	263,215	10.00 to 12.64	$3,305,990	1.55%	1.15% to 1.35%	-6.65% to -6.46%
2017	198,441	10.70 to 13.52	$2,669,845	1.03%	1.15% to 1.35%	12.72% to 12.94%

Funds Manager 70% Portfolio
2021	273,919	11.21 to 21.71	$5,517,097	0.94%	1.15% to 1.65%	12.90% to 13.13%
2020	211,343	13.83 to 19.19	$3,988,691	0.75%	1.15% to 1.65%	14.38% to 14.61%
2019	195,113	12.07 to 16.74	$3,215,544	1.29%	1.15% to 1.35%	20.85% to 21.09%
2018	160,732	9.98 to 13.83	$2,187,534	0.96%	1.15% to 1.35%	-8.92% to -8.74%
2017	141,689	10.95 to 15.15	$2,124,719	0.82%	1.15% to 1.35%	17.35% to 17.58%

Funds Manager 85% Portfolio
2021	77,511	11.50 to 24.96	$1,580,166	0.90%	1.15% to 1.65%	16.06% to 16.30%
2020	51,994	14.43 to 21.46	$1,025,047	0.67%	1.15% to 1.65%	15.69% to 15.92%
2019	58,243	12.46 to 18.51	$957,280	1.10%	1.15% to 1.35%	24.45% to 24.70%
2018	64,190	10.01 to 14.84	$881,870	0.66%	1.15% to 1.35%	-10.31% to -10.13%
2017	66,292	11.14 to 16.52	$1,036,023	0.73%	1.15% to 1.35%	21.26% to 21.50%

Government Money Market Portfolio Service Class 2
2021	409,542	9.10 to 9.79	$3,739,334	0.01%	1.15% to 1.65%	-1.33% to -1.13%
2020	471,550	9.22 to 9.34	$4,357,277	0.22%	1.15% to 1.65%	-1.11% to -0.91%
2019	404,659	9.33 to 9.43	$3,782,351	2.05%	1.15% to 1.35%	0.40% to 0.60%
2018	274,293	9.29 to 9.37	$2,550,426	1.29%	1.15% to 1.35%	0.03% to 0.23%
2017	204,960	9.29 to 9.29	$1,903,208	0.41%	1.15% to 1.35%	-0.92% to -0.92%

International Capital Appreciation Portfolio
2021	201,884	10.99 to 15.39	$3,047,690	0.00%	1.15% to 1.65%	10.61% to 10.83%
2020	46,564	13.87 to 13.89	$646,274	0.18%	1.15% to 1.65%	38.70% to 38.88%

American Century Variable
Portfolios, Inc.
Balanced Fund
2021	293,229	11.34 to 38.74	$4,445,373	0.55%	0.95% to 1.65%	12.63% to 14.68%
2020	171,886	11.17 to 33.93	$2,639,998	1.04%	0.95% to 1.65%	9.48% to 11.46%
2019	85,773	10.64 to 30.58	$1,630,677	1.46%	0.95% to 1.55%	6.42% to 18.72%
2018	60,186	16.21 to 25.87	$1,243,684	1.46%	0.95% to 1.55%	-6.45% to -4.74%
2017	66,901	17.33 to 27.29	$1,467,007	1.57%	0.95% to 1.55%	10.83% to 12.84%

Capital Appreciation Fund
2021	37,917	55.38 to 84.43	$2,743,993	0.00%	0.95% to 1.55%	8.46% to 10.10%
2020	35,591	51.06 to 77.03	$2,380,600	0.00%	0.95% to 1.55%	39.01% to 41.11%
2019	50,296	36.73 to 54.84	$2,336,783	0.00%	0.95% to 1.55%	32.28% to 34.28%
2018	43,725	27.77 to 41.02	$1,560,985	0.00%	0.95% to 1.55%	-7.50% to -6.10%
2017	56,685	29.90 to 43.88	$2,121,643	0.00%	0.95% to 1.55%	18.85% to 20.64%

International Fund
2021	130,562	13.63 to 32.70	$3,687,149	0.04%	0.95% to 1.90%	4.71% to 7.57%
2020	145,052	13.01 to 30.49	$3,854,284	0.37%	0.95% to 1.90%	21.15% to 24.47%
2019	170,774	10.74 to 24.56	$3,652,645	0.73%	0.95% to 1.90%	23.55% to 26.93%
2018	172,262	8.69 to 19.40	$2,900,218	1.26%	0.95% to 1.90%	-18.35% to -16.10%
2017	194,253	10.65 to 23.20	$3,936,889	0.78%	0.95% to 1.90%	26.26% to 29.70%

Value Fund
2021	3,622,389	11.73 to 57.84	$83,459,581	1.65%	0.95% to 1.65%	21.03% to 23.11%
2020	3,366,384	11.91 to 47.11	$65,728,799	1.93%	0.95% to 1.65%	-1.81% to -0.12%
2019	3,224,422	11.96 to 47.31	$63,837,412	1.97%	0.95% to 1.55%	23.30% to 25.72%
2018	3,065,660	9.54 to 37.77	$49,039,862	1.62%	0.95% to 1.55%	-11.89% to -10.14%
2017	2,797,772	10.65 to 42.16	$50,910,805	1.48%	0.95% to 1.55%	5.17% to 7.55%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Disciplined Core Value Fund
2021	404,854	11.88 to 39.51	$6,796,119	0.90%	0.95% to 1.90%	18.86% to 22.18%
2020	169,691	11.78 to 32.40	$2,829,639	1.62%	0.95% to 1.90%	7.40% to 10.39%
2019	86,210	10.71 to 29.39	$1,786,997	1.86%	0.95% to 1.90%	7.12% to 22.58%
2018	73,390	12.96 to 24.04	$1,478,926	1.66%	0.95% to 1.90%	-10.58% to -8.08%
2017	95,945	14.50 to 26.18	$2,120,192	1.82%	0.95% to 1.90%	15.94% to 19.16%

Inflation Protection Fund
2021	917,451	10.52 to 16.20	$10,982,251	2.94%	0.95% to 1.65%	3.70% to 5.26%
2020	499,768	10.42 to 15.39	$6,057,618	1.30%	0.95% to 1.65%	6.90% to 8.52%
2019	474,712	9.64 to 14.18	$5,470,382	2.29%	0.95% to 1.55%	5.79% to 7.87%
2018	512,725	8.98 to 13.15	$5,679,743	2.82%	0.95% to 1.55%	-5.61% to -3.74%
2017	513,891	9.36 to 13.66	$6,144,459	2.54%	0.95% to 1.55%	0.57% to 2.69%

Large Company Value Fund
2021	26,205	17.64 to 27.29	$581,814	1.48%	0.95% to 1.90%	17.35% to 20.38%
2020	22,008	15.03 to 22.67	$410,305	1.24%	0.95% to 1.90%	-1.04% to 1.52%
2019	31,865	15.19 to 22.33	$581,962	2.52%	0.95% to 1.90%	22.93% to 26.10%
2018	28,298	12.36 to 17.71	$431,595	1.79%	0.95% to 1.90%	-11.36% to -9.06%
2017	40,383	12.75 to 19.47	$678,885	1.37%	0.95% to 1.90%	6.94% to 9.91%

Mid Cap Value Fund
2021	1,656,790	11.79 to 41.61	$40,422,702	1.07%	0.95% to 1.90%	18.55% to 21.85%
2020	1,465,158	11.72 to 34.15	$30,621,899	1.49%	0.95% to 1.90%	-2.56% to 0.15%
2019	1,368,066	11.73 to 34.10	$28,990,438	1.91%	0.95% to 1.90%	24.31% to 27.77%
2018	1,196,299	9.21 to 26.68	$20,178,339	1.36%	0.95% to 1.90%	-16.14% to -13.79%
2017	1,028,234	10.72 to 30.95	$20,474,619	1.42%	0.95% to 1.90%	7.43% to 10.42%

Ultra Fund
2021	209,522	12.31 to 57.65	$8,190,316	0.00%	0.95% to 1.90%	18.77% to 21.83%
2020	176,506	13.73 to 47.32	$6,680,541	0.00%	0.95% to 1.90%	44.41% to 48.14%
2019	185,616	15.24 to 31.94	$4,847,138	0.00%	0.95% to 1.90%	29.84% to 33.19%
2018	219,402	11.48 to 23.98	$4,360,242	0.11%	0.95% to 1.90%	-2.74% to -0.36%
2017	144,118	11.56 to 24.07	$2,892,088	0.22%	0.95% to 1.90%	27.48% to 30.76%

MFS Variable Insurance Trust
Research Series
2021	11,075	42.65 to 51.62	$522,728	0.46%	0.95% to 1.40%	22.11% to 23.34%
2020	11,622	29.91 to 42.27	$449,673	0.58%	0.95% to 1.40%	13.50% to 15.21%
2019	15,535	26.35 to 37.06	$524,343	0.64%	0.95% to 1.40%	29.39% to 31.35%
2018	21,621	20.36 to 28.50	$544,784	0.67%	0.95% to 1.40%	-6.95% to -5.53%
2017	16,081	21.88 to 30.47	$439,389	1.27%	0.95% to 1.40%	20.10% to 21.91%

Growth Series
2021	33,610	53.40 to 77.11	$2,249,571	0.00%	0.95% to 1.40%	20.26% to 22.07%
2020	35,031	43.03 to 63.80	$1,922,507	0.00%	0.95% to 1.40%	28.35% to 30.29%
2019	54,317	33.48 to 49.46	$2,277,555	0.00%	0.95% to 1.40%	34.44% to 36.48%
2018	50,585	26.22 to 36.60	$1,590,189	0.06%	0.95% to 1.40%	-0.08% to 1.44%
2017	54,737	25.85 to 36.45	$1,692,492	0.07%	0.95% to 1.40%	27.92% to 29.85%

Investors Trust Series
2021	15,163	33.80 to 45.13	$629,438	0.64%	0.95% to 1.40%	23.45% to 25.31%
2020	9,831	28.48 to 36.02	$330,272	0.53%	0.95% to 1.40%	11.35% to 12.53%
2019	10,497	25.58 to 32.01	$312,969	0.65%	0.95% to 1.40%	28.65% to 30.01%
2018	10,751	20.44 to 24.62	$247,965	0.82%	0.95% to 1.40%	-7.63% to -6.60%
2017	12,151	22.13 to 26.36	$300,384	0.69%	0.95% to 1.40%	20.54% to 21.87%

New Discovery Series
2021	261,698	9.61 to 97.00	$8,911,462	0.00%	0.95% to 1.65%	-0.89% to 0.61%
2020	242,603	14.37 to 96.63	$8,811,176	0.00%	0.95% to 1.65%	42.06% to 44.21%
2019	206,829	15.43 to 67.17	$5,768,564	0.00%	0.95% to 1.40%	37.86% to 39.94%
2018	161,830	11.06 to 48.07	$3,381,752	0.00%	0.95% to 1.40%	-4.11% to -2.65%
2017	141,752	11.40 to 49.48	$3,178,688	0.00%	0.95% to 1.40%	23.28% to 25.14%

Corporate Bond Portfolio
2021	545,360	9.83 to 12.81	$6,786,809	2.79%	1.15% to 1.65%	-3.07% to -2.78%
2020	507,623	10.69 to 13.18	$6,553,210	3.23%	1.15% to 1.65%	8.86% to 9.07%
2019	336,788	11.11 to 12.08	$3,996,954	3.40%	1.15% to 1.35%	12.92% to 13.15%
2018	285,257	9.83 to 10.68	$3,009,012	3.62%	1.15% to 1.35%	-4.61% to -4.42%
2017	337,728	10.29 to 11.17	$3,740,989	3.94%	1.15% to 1.35%	4.69% to 4.90%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Emerging Markets Equity Portfolio
2021	443,247	8.80 to 12.66	$4,978,993	0.29%	1.15% to 1.65%	-8.55% to -8.09%
2020	347,963	12.31 to 13.80	$4,326,030	2.65%	1.15% to 1.65%	8.85% to 9.07%
2019	347,537	11.31 to 11.86	$3,967,495	0.39%	1.15% to 1.35%	18.57% to 18.81%
2018	279,063	9.54 to 9.99	$2,677,402	0.12%	1.15% to 1.35%	-15.29% to -15.12%
2017	140,088	11.26 to 11.77	$1,581,252	0.92%	1.15% to 1.35%	35.82% to 36.10%

Technology Portfolio
2021	242,501	11.37 to 49.60	$10,190,011	0.00%	1.15% to 1.65%	11.91% to 12.13%
2020	223,568	22.64 to 44.24	$9,325,705	0.00%	1.15% to 1.65%	44.44% to 44.73%
2019	159,504	15.66 to 30.56	$4,536,402	0.00%	1.15% to 1.35%	34.05% to 34.32%
2018	143,958	11.67 to 22.75	$3,062,555	0.00%	1.15% to 1.35%	0.15% to 0.35%
2017	108,390	11.64 to 22.67	$2,353,173	0.00%	1.15% to 1.35%	36.80% to 37.07%

Global Tactical Allocation Portfolio
2021	101,409	11.81 to 14.33	$1,431,242	0.74%	1.15% to 1.65%	1.21% to 1.41%
2020	102,241	11.66 to 14.13	$1,425,162	1.41%	1.15% to 1.65%	4.56% to 4.77%
2019	102,347	11.14 to 13.49	$1,362,722	2.64%	1.15% to 1.35%	12.77% to 12.99%
2018	86,446	9.87 to 11.94	$1,019,727	0.50%	1.15% to 1.35%	-6.09% to -5.90%
2017	122,063	10.50 to 12.69	$1,535,748	2.73%	1.15% to 1.35%	9.11% to 9.32%

International Intrinsic Value Portfolio
2021	755,556	10.94 to 26.26	$18,677,437	0.13%	1.15% to 1.65%	8.58% to 9.02%
2020	727,659	12.25 to 24.09	$17,035,693	0.76%	1.15% to 1.65%	18.59% to 18.83%
2019	754,246	12.56 to 20.27	$14,878,599	1.49%	1.15% to 1.35%	23.97% to 24.22%
2018	711,952	10.12 to 16.32	$11,345,060	0.97%	1.15% to 1.35%	-10.94% to -10.76%
2017	630,846	11.36 to 18.29	$11,319,744	1.38%	1.15% to 1.35%	25.12% to 25.37%

Utilities Series Portfolio
2021	567,882	11.07 to 21.50	$11,760,574	1.60%	1.15% to 1.65%	12.07% to 12.52%
2020	584,085	11.45 to 19.11	$10,974,016	2.18%	1.15% to 1.65%	4.20% to 4.41%
2019	611,789	13.03 to 18.30	$11,022,016	3.98%	1.15% to 1.35%	23.13% to 23.37%
2018	545,782	10.57 to 14.84	$8,005,693	0.84%	1.15% to 1.35%	-0.55% to -0.35%
2017	514,610	10.62 to 14.89	$7,582,594	4.42%	1.15% to 1.35%	12.96% to 13.19%

Blended Research Core Equity Portfolio
2021	148,687	12.72 to 20.64	$2,979,636	0.91%	1.15% to 1.65%	27.07% to 27.71%
2020	111,347	12.16 to 16.16	$1,773,875	1.22%	1.15% to 1.65%	13.51% to 13.74%
2019	129,335	12.97 to 14.21	$1,822,295	1.51%	1.15% to 1.35%	27.15% to 27.40%
2018	188,802	10.18 to 11.15	$2,091,274	1.28%	1.15% to 1.35%	-9.23% to -9.05%
2017	157,770	12.20 to 12.26	$1,926,691	1.69%	1.15% to 1.35%	18.86% to 19.10%

Global Real Estate Portfolio
2021	41,261	13.01 to 15.19	$570,615	1.29%	1.15% to 1.65%	27.87% to 28.39%
2020	20,453	10.90 to 11.88	$223,797	2.29%	1.15% to 1.65%	-0.21% to -0.01%
2019	30,844	10.93 to 10.94	$337,178	2.13%	1.15% to 1.35%	9.26% to 9.41%

Lord Abbett Series Fund, Inc.
Growth and Income Portfolio
2021	58,532	22.26 to 41.67	$2,048,656	1.12%	0.95% to 1.40%	25.90% to 27.80%
2020	57,719	21.11 to 32.75	$1,601,094	1.53%	0.95% to 1.40%	0.71% to 1.73%
2019	60,148	20.84 to 32.34	$1,652,412	1.69%	0.95% to 1.40%	20.13% to 21.33%
2018	62,205	17.24 to 26.77	$1,418,592	1.33%	0.95% to 1.40%	-9.93% to -9.02%
2017	74,874	19.03 to 29.56	$1,916,553	1.31%	0.95% to 1.40%	11.20% to 12.31%

Mid-Cap Stock Portfolio
2021	54,108	21.13 to 53.59	$2,037,574	0.59%	0.95% to 1.40%	25.46% to 27.48%
2020	59,659	17.80 to 42.22	$1,760,151	0.90%	0.95% to 1.40%	-0.08% to 1.53%
2019	70,764	17.04 to 41.78	$2,067,659	0.90%	0.95% to 1.40%	19.55% to 21.48%
2018	84,952	14.06 to 34.54	$2,017,140	0.65%	0.95% to 1.40%	-17.19% to -15.85%
2017	103,864	14.63 to 41.23	$2,965,787	0.55%	0.95% to 1.40%	3.63% to 5.82%

International Opportunities Portfolio
2019	-	-	$0	1.92%	0.95% to 1.40%	n/a
2018	250,017	12.82 to 26.60	$5,854,396	0.88%	0.95% to 1.40%	-25.86% to -24.39%
2017	288,234	17.29 to 35.25	$8,941,762	1.10%	0.95% to 1.40%	34.64% to 37.90%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Bond-Debenture Portfolio
2021	2,216,628	10.15 to 15.03	$31,636,001	3.44%	1.15% to 1.65%	1.59% to 2.10%
2020	1,665,760	11.23 to 14.72	$23,849,233	3.66%	1.15% to 1.65%	5.86% to 6.07%
2019	1,691,833	11.07 to 13.88	$23,012,603	4.29%	1.15% to 1.35%	11.83% to 12.06%
2018	1,462,361	9.89 to 12.38	$17,841,186	4.53%	1.15% to 1.35%	-5.31% to -5.12%
2017	1,395,341	10.44 to 13.05	$18,051,413	4.91%	1.15% to 1.35%	7.75% to 7.97%

Fundamental Equity Portfolio
2021	130,704	12.19 to 23.98	$2,490,443	0.97%	1.15% to 1.65%	25.61% to 25.86%
2020	94,541	11.98 to 19.06	$1,711,130	1.12%	1.15% to 1.65%	0.40% to 0.61%
2019	95,557	11.92 to 18.94	$1,757,521	1.30%	1.15% to 1.35%	19.89% to 20.13%
2018	97,268	9.94 to 15.77	$1,512,416	1.65%	1.15% to 1.35%	-9.39% to -9.21%
2017	87,303	17.25 to 17.37	$1,510,765	1.04%	1.15% to 1.35%	11.07% to 11.29%

Developing Growth Portfolio
2021	276,246	8.96 to 37.46	$7,369,944	0.00%	1.15% to 1.65%	-4.34% to -3.86%
2020	162,728	15.76 to 38.96	$6,096,951	0.00%	1.15% to 1.65%	70.28% to 70.62%
2019	132,524	15.77 to 22.83	$2,951,762	0.00%	1.15% to 1.35%	30.00% to 30.26%
2018	146,497	12.12 to 17.53	$2,539,423	0.00%	1.15% to 1.35%	3.47% to 3.68%
2017	99,135	11.71 to 16.91	$1,662,341	0.00%	1.15% to 1.35%	28.19% to 28.44%

Short Duration Income Portfolio
2021	2,096,756	9.94 to 10.76	$22,270,009	2.39%	1.15% to 1.65%	-0.72% to -0.52%
2020	1,794,042	10.58 to 10.82	$19,215,169	2.70%	1.15% to 1.65%	1.74% to 1.95%
2019	1,853,386	10.39 to 10.61	$19,527,957	3.11%	1.15% to 1.35%	3.65% to 3.85%
2018	1,661,011	10.01 to 10.22	$16,864,578	3.99%	1.15% to 1.35%	-0.21% to -0.01%
2017	1,106,388	10.02 to 10.22	$11,247,886	4.29%	1.15% to 1.35%	0.82% to 1.02%

Alger Fund
LargeCap Growth Portfolio
2021	136,898	33.51 to 61.68	$6,353,515	0.00%	0.95% to 1.40%	8.92% to 10.78%
2020	176,154	30.39 to 56.24	$7,542,435	0.16%	0.95% to 1.40%	62.67% to 65.45%
2019	215,054	18.45 to 34.33	$5,626,299	0.00%	0.95% to 1.40%	23.79% to 26.23%
2018	271,640	14.68 to 27.47	$5,649,133	0.00%	0.95% to 1.40%	-0.73% to 1.24%
2017	327,042	14.57 to 27.41	$6,786,993	0.00%	0.95% to 1.40%	24.43% to 27.25%

MidCap Growth Portfolio
2021	127,914	33.91 to 54.84	$5,462,834	0.00%	0.95% to 1.40%	1.48% to 3.22%
2020	141,563	33.35 to 53.66	$5,958,203	0.00%	0.95% to 1.40%	60.33% to 63.07%
2019	168,048	18.08 to 33.24	$4,401,275	0.00%	0.95% to 1.40%	26.53% to 29.02%
2018	164,109	14.29 to 26.02	$3,315,112	0.00%	0.95% to 1.40%	-10.11% to -8.33%
2017	202,877	15.89 to 28.67	$4,517,235	0.00%	0.95% to 1.40%	25.72% to 28.57%

Capital Appreciation Portfolio
2021	74,574	44.55 to 91.64	$4,377,840	0.00%	0.95% to 1.40%	16.24% to 18.00%
2020	87,877	37.93 to 78.45	$4,581,915	0.00%	0.95% to 1.40%	38.33% to 40.41%
2019	96,426	27.13 to 56.43	$3,519,221	0.00%	0.95% to 1.40%	30.47% to 32.44%
2018	112,131	20.58 to 43.03	$3,107,490	0.09%	0.95% to 1.40%	-2.62% to -1.14%
2017	123,843	20.91 to 43.97	$3,521,120	0.16%	0.95% to 1.40%	27.92% to 29.85%

SmallCap Growth Portfolio
2021	23,539	32.68 to 66.83	$906,085	0.00%	1.30% to 1.90%	-8.29% to -6.95%
2020	24,929	35.28 to 71.82	$1,036,808	0.98%	1.30% to 1.90%	63.19% to 65.57%
2019	28,717	21.40 to 43.38	$725,070	0.00%	1.30% to 1.90%	26.27% to 28.11%
2018	32,143	16.78 to 33.86	$640,494	0.00%	1.30% to 1.90%	-0.98% to 0.47%
2017	37,725	16.78 to 33.70	$746,906	0.00%	1.30% to 1.90%	25.69% to 27.52%

Capital Appreciation Portfolio Class S
2021	1,324,281	11.86 to 43.92	$53,315,224	0.00%	1.15% to 1.65%	16.89% to 17.47%
2020	1,414,534	13.04 to 37.38	$50,279,382	0.00%	1.15% to 1.65%	39.50% to 39.78%
2019	1,652,500	14.64 to 26.74	$42,742,263	0.00%	1.15% to 1.35%	31.46% to 31.72%
2018	1,767,628	11.12 to 20.30	$35,116,472	0.00%	1.15% to 1.35%	-1.71% to -1.51%
2017	1,805,119	11.31 to 20.62	$36,708,181	0.00%	1.15% to 1.35%	28.99% to 29.25%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio
2021	158,238	11.10 to 39.56	$3,630,609	0.22%	0.95% to 1.65%	12.81% to 13.94%
2020	169,492	14.52 to 35.07	$3,619,712	0.37%	0.95% to 1.65%	10.03% to 11.19%
2019	135,215	19.06 to 31.85	$2,765,780	0.45%	0.95% to 1.40%	28.50% to 30.12%
2018	122,026	14.71 to 24.73	$1,951,529	0.67%	0.95% to 1.40%	-6.52% to -5.34%
2017	106,881	15.60 to 26.38	$1,862,527	0.69%	0.95% to 1.40%	9.23% to 10.60%

S&P 500 Index Portfolio
2021	78,224	20.25 to 51.39	$2,415,998	1.57%	0.95% to 1.65%	25.81% to 27.20%
2020	77,843	15.96 to 40.40	$1,945,124	1.37%	0.95% to 1.65%	15.71% to 16.98%
2019	57,822	13.69 to 34.53	$1,444,394	1.70%	0.95% to 1.40%	28.49% to 29.91%
2018	64,136	17.82 to 26.58	$1,335,229	2.03%	0.95% to 1.40%	-6.68% to -5.64%
2017	76,599	18.96 to 28.17	$1,663,499	1.47%	0.95% to 1.40%	19.01% to 20.32%

SRI Balanced Portfolio
2021	397,554	11.35 to 15.34	$5,971,931	1.40%	0.95% to 1.65%	13.18% to 13.41%
2020	199,727	13.45 to 13.52	$2,690,929	1.72%	0.95% to 1.65%	13.22% to 13.44%
2019	81,473	11.88 to 11.92	$969,305	0.94%	0.95% to 1.40%	22.61% to 22.86%
2018	26,401	9.69 to 9.70	$256,115	3.16%	0.95% to 1.40%	-3.09% to -2.96%

Invesco Variable Insurance Funds
Technology Fund
2021	28,361	40.13 to 62.04	$1,368,074	0.00%	0.95% to 1.40%	11.64% to 13.33%
2020	42,169	36.52 to 55.29	$1,828,280	0.00%	0.95% to 1.40%	42.58% to 44.73%
2019	39,957	25.06 to 38.59	$1,198,233	0.00%	0.95% to 1.40%	32.59% to 34.59%
2018	39,479	18.84 to 28.96	$887,568	0.00%	0.95% to 1.40%	-2.88% to -1.40%
2017	33,087	19.65 to 29.67	$753,802	0.00%	0.95% to 1.40%	31.87% to 33.86%

Managed Volatility Fund
2021	-	-	$0	4.22%	0.95% to 1.40%	n/a
2020	23,140	23.78 to 30.76	$648,472	1.75%	0.95% to 1.40%	-3.64% to -2.42%
2019	30,560	22.80 to 31.84	$886,021	1.35%	0.95% to 1.40%	15.37% to 17.46%
2018	34,530	18.43 to 27.38	$856,720	1.74%	0.95% to 1.40%	-13.43% to -11.85%
2017	37,821	21.13 to 31.37	$1,071,793	1.16%	0.95% to 1.40%	7.57% to 9.52%

Diversified Dividend Fund
2021	67,057	10.48 to 16.59	$998,265	2.36%	0.95% to 1.40%	4.80% to 17.77%
2020	57,070	11.42 to 14.09	$745,103	2.77%	0.95% to 1.40%	-2.04% to -0.81%
2019	61,141	10.28 to 14.20	$804,640	4.09%	0.95% to 1.40%	21.70% to 23.91%
2018	66,707	8.45 to 11.46	$716,583	2.86%	0.95% to 1.40%	-10.10% to -8.45%
2017	73,764	9.40 to 12.52	$860,319	1.59%	0.95% to 1.40%	5.64% to 7.55%

Health Care Fund
2021	30,187	33.17 to 42.39	$1,219,513	0.18%	0.95% to 1.40%	9.58% to 11.24%
2020	42,262	30.27 to 38.11	$1,535,526	0.27%	0.95% to 1.40%	11.69% to 13.38%
2019	53,181	27.10 to 33.62	$1,694,997	0.04%	0.95% to 1.40%	29.30% to 31.25%
2018	60,632	20.96 to 25.80	$1,474,378	0.00%	0.95% to 1.40%	-1.55% to -0.05%
2017	59,493	21.29 to 26.07	$1,462,576	0.36%	0.95% to 1.40%	13.03% to 14.73%

Global Real Estate Fund
2021	9,848	11.75 to 16.07	$132,519	2.59%	1.30% to 1.90%	21.07% to 23.52%
2020	10,620	9.70 to 13.01	$116,666	2.86%	1.30% to 1.90%	-15.62% to -13.91%
2019	21,492	11.50 to 15.12	$271,311	4.65%	1.30% to 1.90%	18.37% to 20.76%
2018	15,834	9.71 to 12.52	$168,990	3.32%	1.30% to 1.90%	-9.62% to -7.78%
2017	19,967	10.75 to 13.57	$236,006	3.02%	1.30% to 1.90%	8.81% to 11.00%

International Growth Fund
2021	13,190	13.35 to 17.84	$197,995	0.90%	1.30% to 1.90%	2.08% to 3.98%
2020	18,888	13.08 to 17.16	$274,266	2.29%	1.30% to 1.90%	9.94% to 11.99%
2019	24,018	11.90 to 15.32	$313,835	1.24%	1.30% to 1.90%	23.95% to 26.27%
2018	13,975	9.60 to 12.13	$153,261	1.32%	1.30% to 1.90%	-18.06% to -16.52%
2017	34,589	11.71 to 14.53	$450,107	1.57%	1.30% to 1.90%	18.64% to 20.84%

Main Street Mid Cap Fund
2021	12,566	18.50 to 23.77	$256,318	0.25%	1.30% to 1.90%	18.94% to 20.85%
2020	16,785	15.33 to 19.67	$291,398	0.43%	1.30% to 1.90%	5.35% to 7.16%
2019	18,120	14.55 to 18.48	$295,438	0.19%	1.30% to 1.90%	20.92% to 23.05%
2018	16,124	12.03 to 15.02	$220,938	0.12%	1.30% to 1.90%	-14.53% to -13.01%
2017	23,986	13.51 to 17.27	$383,293	0.31%	1.30% to 1.90%	10.50% to 12.84%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Core Bond Fund
2021	378,191	9.77 to 11.73	$4,303,595	1.87%	1.15% to 1.65%	-3.16% to -2.97%
2020	329,083	11.56 to 12.08	$3,936,503	3.07%	1.15% to 1.65%	7.96% to 8.17%
2019	225,425	10.70 to 11.17	$2,497,124	2.74%	1.15% to 1.35%	7.79% to 8.00%
2018	134,424	9.92 to 10.34	$1,381,911	3.07%	1.15% to 1.35%	-2.64% to -2.45%
2017	141,166	10.18 to 10.60	$1,489,489	2.13%	1.15% to 1.35%	2.98% to 3.19%

Discovery Mid Cap Growth Fund
2021	282,423	11.35 to 29.27	$7,275,896	0.00%	1.15% to 1.65%	16.85% to 17.43%
2020	167,268	13.48 to 24.92	$3,961,727	0.00%	1.15% to 1.65%	38.36% to 38.63%
2019	144,894	14.57 to 17.98	$2,537,512	0.00%	1.15% to 1.35%	37.15% to 37.42%
2018	93,983	10.61 to 13.08	$1,200,322	0.00%	1.15% to 1.35%	-7.57% to -7.38%
2017	78,421	11.47 to 14.12	$1,081,791	0.00%	1.15% to 1.35%	26.74% to 26.99%

Global Multi-Alternatives Fund
2019	-	-	$0	1.96%	1.15% to 1.35%	n/a
2018	9,705	8.91 to 8.99	$87,065	0.68%	1.15% to 1.35%	-4.61% to -4.42%
2017	9,680	9.34 to 9.41	$90,846	0.45%	1.15% to 1.35%	-1.15% to -0.95%

Global Fund
2021	350,596	11.53 to 21.30	$7,192,700	0.00%	1.15% to 1.65%	13.40% to 13.85%
2020	317,456	13.41 to 18.71	$5,816,026	0.40%	1.15% to 1.65%	25.63% to 25.88%
2019	344,196	13.00 to 14.86	$5,016,048	0.66%	1.15% to 1.35%	29.69% to 29.95%
2018	331,573	10.01 to 11.44	$3,736,216	0.82%	1.15% to 1.35%	-14.56% to -14.39%
2017	314,034	11.70 to 13.36	$4,168,595	0.54%	1.15% to 1.35%	34.50% to 34.77%

Main Street Fund
2021	565,628	12.44 to 22.31	$10,955,312	0.51%	1.15% to 1.65%	25.15% to 25.78%
2020	599,106	12.16 to 17.74	$9,305,031	1.03%	1.15% to 1.65%	12.16% to 12.39%
2019	678,260	11.64 to 15.78	$9,695,219	0.75%	1.15% to 1.35%	29.97% to 30.23%
2018	441,279	8.94 to 12.12	$5,103,092	0.94%	1.15% to 1.35%	-9.34% to -9.15%
2017	303,919	10.78 to 13.34	$3,992,486	1.01%	1.15% to 1.35%	15.08% to 15.31%

Main Street Small Cap Fund
2021	420,960	11.25 to 20.91	$7,917,219	0.20%	1.15% to 1.65%	20.38% to 20.62%
2020	317,905	13.69 to 17.30	$5,299,345	0.31%	1.15% to 1.65%	18.03% to 18.26%
2019	351,560	11.68 to 14.63	$4,988,917	0.00%	1.15% to 1.35%	24.44% to 24.69%
2018	311,009	9.38 to 11.73	$3,567,016	0.07%	1.15% to 1.35%	-11.75% to -11.57%
2017	273,894	10.62 to 13.26	$3,591,491	0.60%	1.15% to 1.35%	12.39% to 12.61%

Balanced-Risk Allocation Fund
2021	22,025	10.38 to 10.41	$229,058	4.74%	1.15% to 1.65%	3.84% to 3.84%

Core Plus Bond Fund
2021	32,938	9.97 to 9.99	$328,678	2.07%	1.15% to 1.65%	-0.31% to -0.18%

Equity and Income Fund
2021	346,426	10.45 to 10.57	$3,629,645	2.31%	1.15% to 1.65%	4.48% to 4.69%

Small Cap Equity Fund
2021	146,706	10.09 to 10.14	$1,484,271	0.00%	1.15% to 1.65%	0.94% to 1.28%

Equally Weighted S&P 500 Fund
2021	138,866	10.77 to 10.80	$1,497,330	1.34%	1.15% to 1.65%	7.73% to 7.89%

Growth and Income Portfolio
2021	26,174	19.52 to 25.09	$561,551	1.26%	1.30% to 1.90%	24.09% to 26.09%
2020	29,340	15.50 to 19.90	$505,212	1.60%	1.30% to 1.90%	-1.51% to 0.18%
2019	33,877	15.74 to 20.55	$591,115	1.26%	1.30% to 1.90%	20.74% to 23.11%
2018	32,582	13.04 to 16.69	$485,152	1.79%	1.30% to 1.90%	-16.46% to -14.80%
2017	34,885	15.61 to 19.59	$617,019	1.61%	1.30% to 1.90%	10.29% to 12.46%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Value Opportunities Fund
2021	-	11.62 to 14.28	$0	0.25%	1.30% to 1.90%	2.17% to 3.61%
2020	2,107	11.62 to 14.28	$25,825	0.07%	1.30% to 1.90%	2.17% to 3.61%
2019	2,171	11.38 to 13.78	$25,814	0.00%	1.30% to 1.90%	26.21% to 27.99%
2018	4,958	9.02 to 10.77	$48,247	0.00%	1.30% to 1.90%	-21.79% to -20.68%
2017	5,175	11.53 to 13.57	$64,054	0.01%	1.30% to 1.90%	13.72% to 15.32%

American Value Fund
2021	5,313	18.78 to 25.29	$118,886	0.22%	1.30% to 1.90%	23.18% to 25.54%
2020	6,841	15.24 to 20.15	$120,249	0.49%	1.30% to 1.90%	-2.66% to -0.79%
2019	8,788	15.66 to 20.31	$157,644	0.43%	1.30% to 1.90%	20.36% to 22.67%
2018	9,272	13.01 to 16.56	$136,422	0.17%	1.30% to 1.90%	-15.92% to -14.30%
2017	14,070	15.48 to 19.32	$247,138	0.52%	1.30% to 1.90%	5.87% to 7.89%

J.P. Morgan Series Trust II
Core Bond Portfolio
2021	136,273	10.58 to 14.40	$1,784,669	1.90%	0.95% to 1.40%	-3.60% to -2.29%
2020	138,043	10.95 to 14.73	$1,863,705	2.04%	0.95% to 1.40%	5.39% to 6.83%
2019	163,089	9.12 to 13.79	$2,079,002	2.55%	0.95% to 1.40%	5.08% to 7.15%
2018	271,366	8.67 to 12.87	$3,189,953	2.23%	0.95% to 1.40%	-2.83% to -0.90%
2017	244,804	8.76 to 12.99	$2,956,412	2.50%	0.95% to 1.40%	0.47% to 2.60%

Small Cap Core Portfolio
2021	70,089	28.65 to 49.79	$2,934,365	0.58%	0.95% to 1.40%	18.21% to 20.24%
2020	69,708	24.19 to 41.83	$2,429,425	0.83%	0.95% to 1.40%	10.71% to 12.61%
2019	70,901	19.61 to 37.52	$2,187,263	0.39%	0.95% to 1.40%	21.02% to 23.40%
2018	71,677	16.21 to 30.71	$1,781,995	0.41%	0.95% to 1.40%	-14.46% to -12.77%
2017	80,679	18.95 to 35.56	$2,328,221	0.31%	0.95% to 1.40%	11.94% to 14.14%

Rydex Variable Trust
Nova Fund
2021	22,938	45.48 to 69.95	$1,293,247	0.29%	0.95% to 1.40%	38.75% to 40.84%
2020	13,914	32.78 to 50.16	$559,898	0.65%	0.95% to 1.40%	17.13% to 18.90%
2019	24,632	27.98 to 42.62	$847,228	1.18%	0.95% to 1.40%	41.53% to 43.67%
2018	29,327	19.77 to 29.96	$701,253	0.17%	0.95% to 1.40%	-12.51% to -11.17%
2017	27,237	22.60 to 34.07	$742,031	0.05%	0.95% to 1.40%	28.60% to 30.54%

NASDAQ-100 Fund
2021	26,843	61.84 to 96.25	$2,230,090	0.00%	0.95% to 1.40%	22.51% to 24.36%
2020	33,377	50.48 to 78.18	$2,274,528	0.25%	0.95% to 1.40%	41.46% to 43.59%
2019	28,224	35.68 to 54.99	$1,340,877	0.12%	0.95% to 1.40%	33.55% to 35.57%
2018	29,953	26.72 to 40.97	$1,057,358	0.00%	0.95% to 1.40%	-4.20% to -2.74%
2017	27,872	27.89 to 42.55	$1,031,427	0.00%	0.95% to 1.40%	27.96% to 29.88%

U.S. Government Money Market Fund
2021	14,356	7.09 to 9.52	$127,182	0.00%	0.95% to 1.45%	-2.75% to -0.88%
2020	9,554	7.26 to 9.52	$86,303	0.07%	0.95% to 1.45%	-2.75% to -0.88%
2019	13,622	7.43 to 9.60	$124,031	1.11%	0.95% to 1.45%	-1.53% to -0.09%
2018	47,621	7.55 to 9.61	$445,354	0.38%	0.95% to 1.45%	-1.81% to -0.37%
2017	60,153	7.69 to 9.65	$572,532	0.00%	0.95% to 1.45%	-2.36% to -0.94%

Inverse S&P 500 Strategy Fund
2021	1,394,673	0.56 to 0.77	$825,814	0.00%	0.95% to 1.40%	-26.16% to -25.16%
2020	50,856	0.75 to 1.03	$45,664	1.08%	0.95% to 1.40%	-26.62% to -25.73%
2019	32,926	1.02 to 1.63	$41,658	0.81%	0.95% to 1.40%	-24.55% to -23.64%
2018	34,070	1.35 to 2.14	$57,051	0.00%	0.95% to 1.40%	1.74% to 2.98%
2017	40,345	1.33 to 2.09	$65,662	0.00%	0.95% to 1.40%	-19.10% to -18.13%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Inverse NASDAQ-100 Strategy Fund
2021	81,069	0.19 to 0.26	$18,377	0.00%	0.95% to 1.40%	-26.90% to -26.16%
2020	55,051	0.26 to 0.35	$17,010	0.58%	0.95% to 1.40%	-39.20% to -38.59%
2019	71,858	0.43 to 0.57	$35,787	0.53%	0.95% to 1.40%	-29.90% to -29.20%
2018	69,153	0.62 to 0.80	$49,606	0.00%	0.95% to 1.40%	-3.98% to -3.01%
2017	87,116	0.65 to 1.27	$66,748	0.00%	0.95% to 1.40%	-26.11% to -25.37%

Inverse Government Long Bond Strategy Fund
2021	2,956	1.61 to 1.92	$5,186	0.00%	0.95% to 1.40%	-0.98% to 0.01%
2020	5,576	1.62 to 1.92	$9,580	0.24%	0.95% to 1.40%	-22.61% to -21.84%
2019	4,985	2.10 to 2.46	$11,198	0.00%	0.95% to 1.40%	-15.04% to -14.18%
2018	14,239	2.47 to 2.97	$36,479	0.00%	0.95% to 1.40%	1.86% to 2.89%
2017	4,174	2.43 to 2.78	$10,769	0.00%	0.95% to 1.40%	-10.64% to -9.75%

Government Long Bond 1.2x Strategy
2021	7,103	17.09 to 22.06	$154,236	0.26%	0.95% to 1.40%	-9.73% to -8.37%
2020	13,410	18.94 to 24.07	$310,786	0.25%	0.95% to 1.40%	19.01% to 20.81%
2019	6,457	15.91 to 19.93	$124,669	2.48%	0.95% to 1.40%	13.99% to 15.71%
2018	9,266	13.96 to 17.22	$155,464	1.46%	0.95% to 1.40%	-7.65% to -6.25%
2017	14,583	15.12 to 18.37	$260,461	1.12%	0.95% to 1.40%	6.98% to 8.59%

Rydex Variable Insurance Funds
Biotechnology Fund
2021	181,554	14.63 to 27.51	$4,793,871	0.00%	1.15% to 1.65%	0.06% to 0.26%
2020	259,748	14.61 to 27.44	$6,893,292	0.00%	1.15% to 1.65%	19.68% to 19.92%
2019	274,821	12.19 to 22.88	$6,058,557	0.00%	1.15% to 1.35%	23.00% to 23.24%
2018	299,204	9.90 to 18.56	$5,377,373	0.00%	1.15% to 1.35%	-10.67% to -10.49%
2017	309,349	11.07 to 20.74	$6,335,674	0.00%	1.15% to 1.35%	27.71% to 27.96%

S&P 500 Pure Growth Fund
2021	154,384	12.43 to 36.28	$5,017,447	0.00%	1.15% to 1.65%	25.75% to 26.13%
2020	149,921	12.85 to 28.76	$4,004,339	0.00%	1.15% to 1.65%	25.61% to 25.87%
2019	196,550	13.13 to 22.85	$4,290,516	0.00%	1.15% to 1.35%	24.90% to 25.15%
2018	197,441	10.50 to 18.26	$3,449,466	0.00%	1.15% to 1.35%	-6.91% to -6.72%
2017	178,493	11.27 to 19.58	$3,356,794	0.00%	1.15% to 1.35%	22.73% to 22.98%

S&P MidCap 400 Pure Growth Fund
2021	80,654	14.99 to 21.30	$1,675,612	0.00%	1.15% to 1.65%	10.71% to 10.93%
2020	90,505	13.53 to 19.20	$1,698,938	0.00%	1.15% to 1.65%	28.71% to 28.97%
2019	108,641	10.50 to 14.89	$1,585,408	0.00%	1.15% to 1.35%	13.86% to 14.09%
2018	109,541	9.21 to 13.05	$1,402,480	0.00%	1.15% to 1.35%	-15.98% to -15.81%
2017	85,002	10.95 to 15.50	$1,289,701	0.00%	1.15% to 1.35%	17.17% to 17.41%

Guggenheim Variable Insurance Funds
Long Short Equity Fund
2021	63,710	14.66 to 20.71	$981,206	0.62%	0.95% to 1.65%	21.59% to 22.63%
2020	81,310	12.01 to 16.89	$1,020,715	0.78%	0.95% to 1.65%	3.06% to 3.94%
2019	67,719	11.60 to 16.25	$825,276	0.52%	0.95% to 1.40%	4.12% to 5.02%
2018	51,940	11.14 to 15.48	$617,103	0.00%	0.95% to 1.40%	-14.89% to -13.94%
2017	58,807	12.97 to 18.03	$812,450	0.33%	0.95% to 1.40%	12.59% to 13.77%

Multi-Hedge Strategies Fund
2021	136,098	10.61 to 11.63	$1,560,693	0.00%	1.15% to 1.65%	6.65% to 6.87%
2020	178,747	10.53 to 10.88	$1,928,879	1.27%	1.15% to 1.65%	5.94% to 6.16%
2019	197,122	9.93 to 10.25	$2,005,173	2.27%	1.15% to 1.35%	3.60% to 3.81%
2018	230,108	9.57 to 9.88	$2,257,538	0.00%	1.15% to 1.35%	-6.35% to -6.17%
2017	285,836	10.45 to 10.52	$2,992,781	0.00%	1.15% to 1.35%	2.29% to 2.49%

Global Managed Futures Strategies Fund
2021	31,103	8.60 to 10.17	$276,221	0.00%	1.15% to 1.65%	-0.41% to -0.21%
2020	34,118	8.64 to 10.20	$296,674	3.56%	1.15% to 1.65%	1.22% to 1.42%
2019	42,558	8.53 to 10.06	$367,226	0.87%	1.15% to 1.35%	6.69% to 6.91%
2018	48,572	8.00 to 9.42	$392,483	0.00%	1.15% to 1.35%	-10.25% to -10.07%
2017	46,227	8.91 to 10.48	$416,230	1.42%	1.15% to 1.35%	7.26% to 7.47%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Small Cap Value Fund
2021	254,718	11.65 to 20.33	$4,701,156	0.86%	1.15% to 1.65%	24.37% to 24.74%
2020	188,894	10.46 to 16.30	$2,995,915	0.87%	1.15% to 1.65%	-2.30% to -2.11%
2019	167,909	10.69 to 16.65	$2,747,725	0.82%	1.15% to 1.35%	20.93% to 21.18%
2018	173,902	8.83 to 13.74	$2,355,101	0.39%	1.15% to 1.35%	-13.84% to -13.67%
2017	162,176	10.24 to 15.91	$2,558,208	0.40%	1.15% to 1.35%	2.31% to 2.52%

ProFunds VP
Profund Access VP High Yield Fund
2021	2,315	13.87 to 17.97	$36,416	2.44%	1.30% to 1.90%	-3.08% to -1.47%
2020	2,600	14.31 to 18.23	$41,796	8.74%	1.30% to 1.90%	-3.41% to -1.80%
2019	8,288	14.42 to 19.48	$145,287	4.11%	1.30% to 1.90%	8.46% to 10.87%
2018	17,028	13.29 to 17.57	$258,731	3.85%	1.30% to 1.90%	-4.15% to -2.00%
2017	14,091	14.19 to 17.93	$229,753	4.89%	1.30% to 1.90%	1.30% to 3.34%

Asia 30
2021	6,208	11.66 to 15.22	$81,968	0.00%	1.30% to 1.90%	-21.13% to -19.78%
2020	4,762	15.91 to 18.97	$80,009	0.95%	1.30% to 1.90%	31.87% to 33.46%
2019	5,456	12.06 to 14.21	$69,847	0.26%	1.30% to 1.90%	22.88% to 24.36%
2018	5,843	9.21 to 11.43	$60,652	0.40%	1.30% to 1.90%	-21.22% to -19.86%
2017	9,158	11.69 to 14.26	$117,521	0.00%	1.30% to 1.90%	28.64% to 30.84%

Banks
2021	10,082	6.53 to 8.53	$73,496	1.31%	1.30% to 1.90%	29.35% to 31.57%
2020	4,657	5.43 to 6.48	$27,578	1.38%	1.30% to 1.90%	-17.80% to -16.81%
2019	7,279	6.52 to 7.79	$52,386	1.04%	1.30% to 1.90%	32.13% to 33.86%
2018	8,064	4.69 to 5.82	$43,616	0.25%	1.30% to 1.90%	-20.82% to -19.45%
2017	14,551	5.92 to 7.23	$96,800	0.13%	1.30% to 1.90%	13.76% to 15.71%

Basic Materials
2021	2,514	15.69 to 20.97	$45,430	0.75%	1.30% to 1.90%	21.61% to 23.88%
2020	1,696	13.89 to 16.93	$25,467	0.58%	1.30% to 1.90%	13.32% to 14.87%
2019	1,892	11.68 to 14.74	$24,969	0.29%	1.30% to 1.90%	14.12% to 16.08%
2018	3,831	10.23 to 12.86	$42,888	0.26%	1.30% to 1.90%	-20.19% to -18.73%
2017	7,655	12.82 to 15.82	$111,540	0.56%	1.30% to 1.90%	19.22% to 21.37%

Bear
2021	8,335	0.70 to 0.86	$6,363	0.00%	1.30% to 1.90%	-27.04% to -26.05%
2020	28,541	0.96 to 1.17	$29,685	0.47%	1.30% to 1.90%	-28.00% to -27.02%
2019	38,315	1.33 to 1.60	$54,539	0.09%	1.30% to 1.90%	-25.41% to -24.40%
2018	45,604	1.78 to 2.11	$87,088	0.00%	1.30% to 1.90%	0.71% to 2.09%
2017	49,737	1.77 to 2.07	$95,271	0.00%	1.30% to 1.90%	-20.58% to -19.51%

Biotechnology
2021	7,320	33.03 to 44.49	$286,221	0.00%	1.30% to 1.90%	11.70% to 13.84%
2020	7,641	29.36 to 39.09	$264,358	0.02%	1.30% to 1.90%	11.30% to 13.49%
2019	10,548	26.38 to 34.44	$319,069	0.00%	1.30% to 1.90%	12.34% to 14.55%
2018	11,943	23.63 to 30.07	$321,578	0.00%	1.30% to 1.90%	-10.02% to -8.28%
2017	15,974	26.26 to 33.75	$477,485	0.00%	1.30% to 1.90%	18.28% to 20.84%

Bull
2021	26,864	21.65 to 30.09	$681,633	0.00%	1.30% to 1.90%	21.99% to 24.58%
2020	16,086	17.74 to 24.51	$334,702	0.02%	1.30% to 1.90%	12.04% to 14.53%
2019	69,015	15.84 to 21.40	$1,324,552	0.35%	1.30% to 1.90%	24.45% to 27.22%
2018	46,205	12.73 to 16.82	$687,801	0.00%	1.30% to 1.90%	-9.39% to -7.37%
2017	95,202	14.05 to 18.16	$1,551,482	0.00%	1.30% to 1.90%	15.25% to 17.81%

Consumer Goods
2021	6,254	24.98 to 33.39	$183,489	0.44%	1.30% to 1.90%	15.42% to 17.57%
2020	9,395	21.65 to 28.40	$237,187	0.59%	1.30% to 1.90%	26.42% to 28.78%
2019	7,327	17.60 to 22.05	$144,514	2.14%	1.30% to 1.90%	22.33% to 24.37%
2018	4,698	14.39 to 18.77	$76,661	1.13%	1.30% to 1.90%	-17.67% to -15.91%
2017	8,337	17.47 to 22.33	$169,427	1.47%	1.30% to 1.90%	11.22% to 13.57%

Consumer Services
2021	4,137	28.82 to 39.12	$143,440	0.00%	1.30% to 1.90%	6.33% to 8.43%
2020	5,633	27.10 to 36.08	$176,939	0.00%	1.30% to 1.90%	23.81% to 26.25%
2019	4,397	22.04 to 28.58	$115,044	0.00%	1.30% to 1.90%	20.29% to 22.60%
2018	5,810	18.21 to 23.31	$123,818	0.00%	1.30% to 1.90%	-2.96% to -1.04%
2017	9,951	18.76 to 23.83	$215,762	0.00%	1.30% to 1.90%	14.19% to 16.55%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Dow 30
2021	3,874	19.46 to 25.01	$84,542	0.00%	1.30% to 1.90%	14.15% to 15.99%
2020	11,740	17.05 to 21.56	$229,519	0.55%	1.30% to 1.90%	4.34% to 6.02%
2019	7,812	16.34 to 20.34	$140,000	0.09%	1.30% to 1.90%	18.69% to 20.60%
2018	9,844	13.77 to 16.86	$151,386	0.00%	1.30% to 1.90%	-8.73% to -7.25%
2017	10,930	14.48 to 18.18	$182,323	0.00%	1.30% to 1.90%	19.66% to 22.01%

Emerging Markets
2021	6,663	5.67 to 7.62	$43,271	0.00%	1.30% to 1.90%	-20.84% to -19.15%
2020	7,214	7.16 to 9.43	$58,742	0.50%	1.30% to 1.90%	22.36% to 24.96%
2019	9,211	5.85 to 7.55	$60,942	0.48%	1.30% to 1.90%	19.96% to 22.51%
2018	13,062	4.88 to 6.23	$71,589	0.23%	1.30% to 1.90%	-18.20% to -16.37%
2017	27,496	5.97 to 7.45	$186,590	0.12%	1.30% to 1.90%	28.69% to 31.54%

Europe 30
2021	3,991	8.82 to 11.42	$41,130	0.94%	1.30% to 1.90%	20.79% to 22.80%
2020	4,253	7.30 to 9.30	$35,878	1.79%	1.30% to 1.90%	-11.96% to -10.50%
2019	6,919	8.29 to 10.39	$65,288	2.63%	1.30% to 1.90%	14.25% to 16.15%
2018	8,552	7.26 to 9.06	$70,156	2.59%	1.30% to 1.90%	-16.72% to -15.24%
2017	8,886	8.72 to 10.69	$86,997	1.78%	1.30% to 1.90%	16.13% to 18.17%

Falling U.S. Dollar
2021	5,210	4.60 to 4.70	$24,053	0.00%	1.30% to 1.90%	-10.12% to -9.99%
2020	5,210	5.05 to 5.22	$26,756	0.39%	1.30% to 1.90%	2.32% to 2.58%
2019	5,767	4.94 to 5.15	$28,678	0.04%	1.30% to 1.90%	-4.66% to -4.32%
2018	6,270	5.18 to 5.56	$32,846	0.00%	1.30% to 1.90%	-8.54% to -7.94%
2017	6,843	5.66 to 6.04	$39,268	0.00%	1.30% to 1.90%	5.89% to 6.58%

Financials
2021	2,600	10.43 to 14.05	$32,504	1.32%	1.30% to 1.90%	25.57% to 27.97%
2020	2,449	8.25 to 10.98	$24,880	0.32%	1.30% to 1.90%	-5.24% to -3.38%
2019	7,523	8.70 to 11.36	$73,035	0.22%	1.30% to 1.90%	25.67% to 28.14%
2018	5,940	6.97 to 8.87	$49,249	0.32%	1.30% to 1.90%	-13.57% to -11.90%
2017	15,740	8.02 to 10.37	$143,511	0.11%	1.30% to 1.90%	14.02% to 16.55%

Health Care
2021	5,378	29.31 to 39.17	$186,097	0.04%	1.30% to 1.90%	17.36% to 19.55%
2020	9,867	24.61 to 32.77	$285,948	0.00%	1.30% to 1.90%	10.39% to 12.56%
2019	12,063	22.29 to 29.11	$310,528	0.00%	1.30% to 1.90%	15.15% to 17.42%
2018	22,223	19.61 to 25.92	$490,365	0.00%	1.30% to 1.90%	0.82% to 3.08%
2017	17,789	19.45 to 24.42	$385,951	0.00%	1.30% to 1.90%	16.77% to 19.06%

Industrials
2021	4,182	21.03 to 28.77	$107,192	0.00%	1.30% to 1.90%	12.29% to 14.55%
2020	7,403	18.73 to 24.93	$163,542	0.11%	1.30% to 1.90%	12.63% to 14.85%
2019	9,692	16.97 to 21.71	$187,693	0.00%	1.30% to 1.90%	26.07% to 28.36%
2018	7,119	13.21 to 16.91	$110,012	0.10%	1.30% to 1.90%	-15.87% to -14.20%
2017	11,053	15.70 to 19.94	$197,506	0.20%	1.30% to 1.90%	18.08% to 20.52%

International
2021	5,571	6.58 to 7.96	$43,566	0.00%	1.30% to 1.90%	5.18% to 6.61%
2020	5,799	6.26 to 7.47	$42,580	0.45%	1.30% to 1.90%	1.39% to 2.77%
2019	6,345	6.17 to 7.27	$45,390	0.26%	1.30% to 1.90%	15.28% to 16.85%
2018	7,334	5.35 to 6.76	$44,929	0.00%	1.30% to 1.90%	-18.59% to -16.85%
2017	14,171	6.58 to 8.13	$107,712	0.00%	1.30% to 1.90%	17.74% to 20.23%

Internet
2021	6,570	49.91 to 66.19	$371,127	0.00%	1.30% to 1.90%	1.73% to 3.58%
2020	6,641	49.06 to 63.90	$363,590	0.00%	1.30% to 1.90%	45.71% to 48.36%
2019	7,211	33.44 to 43.07	$268,072	0.00%	1.30% to 1.90%	13.97% to 16.10%
2018	11,806	29.34 to 37.10	$385,249	0.00%	1.30% to 1.90%	1.30% to 3.21%
2017	11,237	28.96 to 36.37	$363,555	0.00%	1.30% to 1.90%	31.39% to 33.97%

Japan
2021	4,510	8.49 to 10.91	$46,278	0.00%	1.30% to 1.90%	0.57% to 2.19%
2020	4,516	8.44 to 10.68	$45,332	0.29%	1.30% to 1.90%	12.23% to 14.04%
2019	4,421	7.52 to 9.49	$38,851	0.14%	1.30% to 1.90%	16.16% to 18.15%
2018	6,367	6.48 to 8.04	$47,826	0.00%	1.30% to 1.90%	-14.48% to -13.00%
2017	6,194	7.57 to 9.24	$53,758	0.00%	1.30% to 1.90%	14.68% to 16.64%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Large-Cap Growth
2021	36,016	31.20 to 44.74	$1,399,490	0.00%	1.30% to 1.90%	25.27% to 28.19%
2020	35,785	24.90 to 34.90	$1,091,999	0.00%	1.30% to 1.90%	26.30% to 29.24%
2019	37,397	19.99 to 27.01	$868,675	0.00%	1.30% to 1.90%	24.46% to 27.22%
2018	39,419	16.06 to 21.23	$740,051	0.00%	1.30% to 1.90%	-5.16% to -3.13%
2017	48,720	16.75 to 21.91	$966,247	0.00%	1.30% to 1.90%	20.87% to 23.68%

Large-Cap Value
2021	23,850	14.88 to 19.58	$432,135	0.96%	1.30% to 1.90%	18.70% to 20.79%
2020	25,061	12.53 to 16.21	$377,859	0.86%	1.30% to 1.90%	-3.50% to -1.79%
2019	37,191	12.99 to 16.50	$570,190	1.00%	1.30% to 1.90%	25.31% to 27.52%
2018	36,522	10.36 to 12.94	$439,372	0.75%	1.30% to 1.90%	-13.72% to -12.19%
2017	58,880	12.01 to 15.53	$834,969	0.83%	1.30% to 1.90%	9.54% to 11.97%

Mid-Cap
2021	6,573	18.06 to 22.62	$132,550	0.00%	1.30% to 1.90%	18.01% to 19.91%
2020	7,822	15.10 to 20.41	$133,330	0.07%	1.30% to 1.90%	6.84% to 9.33%
2019	192,854	14.13 to 18.67	$2,977,627	0.01%	1.30% to 1.90%	19.16% to 21.93%
2018	206,531	11.86 to 15.31	$2,630,056	0.00%	1.30% to 1.90%	-15.96% to -13.99%
2017	247,613	14.11 to 17.80	$3,823,445	0.00%	1.30% to 1.90%	9.43% to 11.97%

Mid-Cap Growth
2021	13,402	21.73 to 29.05	$347,684	0.00%	1.30% to 1.90%	12.83% to 14.94%
2020	15,758	19.26 to 25.27	$354,260	0.00%	1.30% to 1.90%	16.62% to 18.80%
2019	15,430	16.98 to 21.72	$297,810	0.00%	1.30% to 1.90%	20.09% to 22.27%
2018	16,703	14.14 to 17.87	$276,021	0.00%	1.30% to 1.90%	-14.94% to -13.34%
2017	23,686	16.62 to 20.99	$451,663	0.00%	1.30% to 1.90%	14.36% to 16.67%

Mid-Cap Value
2021	5,410	17.91 to 22.83	$110,789	0.30%	1.30% to 1.90%	24.36% to 26.30%
2020	5,201	14.19 to 18.08	$86,232	0.33%	1.30% to 1.90%	-1.12% to 0.52%
2019	6,031	14.16 to 17.62	$99,634	0.18%	1.30% to 1.90%	19.81% to 21.75%
2018	8,452	11.81 to 14.75	$114,532	0.07%	1.30% to 1.90%	-16.29% to -14.80%
2017	20,107	14.11 to 18.25	$323,868	0.15%	1.30% to 1.90%	6.81% to 9.18%

Government Money Market
2021	307,029	6.19 to 8.88	$2,299,091	0.01%	1.30% to 1.90%	-3.52% to -1.28%
2020	532,131	6.42 to 9.00	$4,022,896	0.04%	1.30% to 1.90%	-3.49% to -1.25%
2019	370,018	6.65 to 9.11	$2,912,327	0.74%	1.30% to 1.90%	-2.79% to -0.53%
2018	676,635	6.84 to 9.16	$5,522,693	0.35%	1.30% to 1.90%	-3.15% to -0.89%
2017	840,720	7.07 to 9.24	$6,983,028	0.02%	1.30% to 1.90%	-3.51% to -1.27%

Oil & Gas
2021	33,894	6.24 to 8.96	$246,480	2.20%	1.30% to 1.90%	46.57% to 49.97%
2020	28,010	4.32 to 5.76	$134,545	1.81%	1.30% to 1.90%	-36.72% to -35.47%
2019	38,028	6.83 to 8.92	$283,197	1.36%	1.30% to 1.90%	4.78% to 6.85%
2018	58,634	6.52 to 8.35	$410,449	1.79%	1.30% to 1.90%	-22.98% to -21.46%
2017	84,586	8.37 to 10.63	$761,640	1.15%	1.30% to 1.90%	-6.59% to -4.66%

NASDAQ-100
2021	9,989	48.36 to 68.28	$565,844	0.00%	1.30% to 1.90%	20.51% to 23.19%
2020	12,973	40.13 to 55.42	$615,178	0.00%	1.30% to 1.90%	40.57% to 43.69%
2019	20,368	28.55 to 38.57	$685,380	0.00%	1.30% to 1.90%	32.00% to 34.94%
2018	27,531	21.63 to 28.23	$685,118	0.00%	1.30% to 1.90%	-5.26% to -3.24%
2017	33,311	22.30 to 29.17	$878,315	0.00%	1.30% to 1.90%	25.65% to 28.56%

Pharmaceuticals
2021	2,982	19.00 to 25.00	$68,568	0.27%	1.30% to 1.90%	7.48% to 9.38%
2020	3,036	17.68 to 22.86	$63,933	0.09%	1.30% to 1.90%	8.75% to 10.67%
2019	4,425	16.26 to 20.66	$83,608	0.96%	1.30% to 1.90%	10.23% to 12.17%
2018	6,910	14.75 to 18.41	$112,035	1.24%	1.30% to 1.90%	-9.35% to -7.74%
2017	8,247	16.27 to 19.96	$147,974	1.06%	1.30% to 1.90%	6.68% to 8.56%

Precious Metals
2021	85,144	3.99 to 5.58	$370,892	0.00%	1.30% to 1.90%	-12.02% to -10.11%
2020	91,374	4.43 to 5.99	$446,026	0.24%	1.30% to 1.90%	19.72% to 22.20%
2019	172,978	3.70 to 4.90	$725,931	0.04%	1.30% to 1.90%	40.82% to 43.74%
2018	197,469	2.66 to 3.41	$580,199	0.00%	1.30% to 1.90%	-16.46% to -14.81%
2017	231,622	3.19 to 4.00	$801,627	0.00%	1.30% to 1.90%	1.67% to 3.66%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Real Estate
2021	10,101	14.00 to 19.01	$161,457	0.03%	1.30% to 1.90%	32.23% to 34.83%
2020	7,521	10.67 to 14.10	$91,882	0.74%	1.30% to 1.90%	-9.56% to -7.83%
2019	18,671	11.80 to 15.51	$250,321	1.95%	1.30% to 1.90%	22.34% to 24.81%
2018	21,408	9.64 to 12.43	$233,780	1.59%	1.30% to 1.90%	-9.01% to -7.16%
2017	10,685	10.60 to 13.38	$124,847	4.41%	1.30% to 1.90%	4.29% to 6.39%

Rising Rates Opportunity
2021	11,657	0.95 to 1.14	$12,488	0.00%	1.30% to 1.90%	-2.93% to -1.81%
2020	17,474	0.98 to 1.16	$19,158	0.54%	1.30% to 1.90%	-28.80% to -27.97%
2019	23,811	1.27 to 1.61	$36,098	0.10%	1.30% to 1.90%	-20.26% to -18.85%
2018	57,355	1.59 to 1.98	$106,509	0.00%	1.30% to 1.90%	0.56% to 2.34%
2017	26,545	1.58 to 1.94	$48,570	0.00%	1.30% to 1.90%	-14.93% to -13.43%

Semiconductor
2021	4,292	42.58 to 54.30	$195,084	0.00%	1.30% to 1.90%	43.46% to 45.70%
2020	4,641	29.68 to 37.27	$144,703	0.26%	1.30% to 1.90%	39.94% to 42.13%
2019	5,108	21.21 to 26.22	$112,770	0.32%	1.30% to 1.90%	44.70% to 46.96%
2018	2,207	14.66 to 17.84	$33,289	0.00%	1.30% to 1.90%	-13.29% to -11.93%
2017	1,948	17.31 to 20.26	$36,793	0.23%	1.30% to 1.90%	31.24% to 33.01%

Short Dow 30
2021	2,219	0.59 to 0.74	$1,587	0.00%	1.30% to 1.90%	-22.57% to -21.44%
2020	10,264	0.77 to 0.95	$9,644	0.42%	1.30% to 1.90%	-23.69% to -22.58%
2019	2,420	1.07 to 1.18	$2,821	0.04%	1.30% to 1.90%	-21.71% to -21.16%
2018	2,480	1.37 to 1.50	$3,664	0.00%	1.30% to 1.90%	-0.78% to -0.08%
2017	2,541	1.38 to 1.58	$3,755	0.00%	1.30% to 1.90%	-24.39% to -23.52%

Short Emerging Markets
2021	-	-	$0	0.00%	1.30% to 1.90%	n/a
2020	-	-	$0	0.00%	1.30% to 1.90%	n/a
2019	-	-	$0	0.00%	1.30% to 1.90%	n/a
2018	-	-	$0	0.00%	1.30% to 1.90%	n/a
2017	-	2.67 to 2.67	$0	0.00%	1.30% to 1.90%	-29.62% to -29.62%

Short International
2021	2,654	1.88 to 1.98	$5,154	0.00%	1.30% to 1.90%	-15.67% to -15.37%
2020	2,670	2.23 to 2.34	$6,133	0.63%	1.30% to 1.90%	-19.12% to -18.83%
2019	2,707	2.76 to 2.84	$7,613	0.32%	1.30% to 1.90%	-19.58% to -19.38%
2018	5,641	3.43 to 3.53	$19,689	0.00%	1.30% to 1.90%	12.44% to 12.72%
2017	5,649	3.05 to 3.13	$17,533	0.00%	1.30% to 1.90%	-22.71% to -22.51%

Short Mid-Cap
2021	2,066	0.68 to 0.68	$1,398	0.00%	1.30% to 1.90%	-25.80% to -25.80%
2020	2,066	0.81 to 0.91	$1,884	1.18%	1.30% to 1.90%	-28.89% to -28.32%
2019	2,425	1.14 to 1.26	$3,007	0.27%	1.30% to 1.90%	-23.57% to -23.04%
2018	2,479	1.49 to 1.63	$3,990	0.00%	1.30% to 1.90%	7.57% to 8.33%
2017	2,534	1.39 to 1.51	$3,763	0.00%	1.30% to 1.90%	-17.45% to -16.87%

Short NASDAQ-100
2021	-	0.32 to 0.32	$0	0.00%	1.30% to 1.90%	-26.73% to -26.73%
2020	7,909	0.37 to 0.43	$3,405	0.41%	1.30% to 1.90%	-44.53% to -43.99%
2019	360	0.67 to 0.67	$243	0.14%	1.30% to 1.90%	-30.25% to -30.25%
2018	418	0.97 to 0.97	$405	0.00%	1.30% to 1.90%	-5.87% to -5.87%
2017	479	1.03 to 1.25	$492	0.00%	1.30% to 1.90%	-27.52% to -26.28%

Short Small-Cap
2021	3,113	0.52 to 0.60	$1,865	0.00%	1.30% to 1.90%	-21.92% to -21.17%
2020	4,666	0.66 to 0.76	$3,518	0.57%	1.30% to 1.90%	-34.38% to -33.75%
2019	5,024	1.08 to 1.18	$5,715	0.06%	1.30% to 1.90%	-23.20% to -22.74%
2018	13,785	1.41 to 1.52	$20,735	0.00%	1.30% to 1.90%	7.01% to 7.65%
2017	15,041	1.32 to 1.41	$21,057	0.00%	1.30% to 1.90%	-16.81% to -16.31%

Small-Cap
2021	10,538	15.98 to 20.54	$198,511	0.00%	1.30% to 1.90%	9.00% to 10.76%
2020	10,953	14.66 to 20.25	$188,232	0.04%	1.30% to 1.90%	13.03% to 15.54%
2019	18,222	12.97 to 17.53	$284,232	0.00%	1.30% to 1.90%	19.35% to 22.01%
2018	16,916	10.87 to 14.37	$209,307	0.00%	1.30% to 1.90%	-15.91% to -14.03%
2017	23,012	12.92 to 16.71	$338,478	0.00%	1.30% to 1.90%	8.57% to 10.98%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Small-Cap Growth
2021	8,041	23.07 to 31.32	$206,794	0.00%	1.30% to 1.90%	16.78% to 19.08%
2020	11,095	19.75 to 24.08	$237,390	0.00%	1.30% to 1.90%	13.64% to 15.18%
2019	11,696	16.80 to 22.70	$221,210	0.00%	1.30% to 1.90%	15.02% to 17.58%
2018	14,904	14.60 to 19.30	$257,385	0.00%	1.30% to 1.90%	-9.01% to -6.97%
2017	22,458	15.86 to 20.75	$415,721	0.00%	1.30% to 1.90%	8.99% to 11.51%

Small-Cap Value
2021	6,047	16.86 to 22.01	$113,262	0.10%	1.30% to 1.90%	24.45% to 26.58%
2020	13,191	13.85 to 17.39	$205,866	0.01%	1.30% to 1.90%	-2.02% to -0.49%
2019	6,378	14.13 to 17.47	$97,219	0.00%	1.30% to 1.90%	18.82% to 20.68%
2018	6,805	11.52 to 14.94	$86,612	0.00%	1.30% to 1.90%	-17.06% to -15.33%
2017	12,852	13.49 to 17.65	$202,299	0.01%	1.30% to 1.90%	5.84% to 8.30%

Technology
2021	7,669	47.07 to 64.39	$426,262	0.00%	1.30% to 1.90%	30.19% to 32.82%
2020	11,888	36.15 to 48.13	$504,019	0.00%	1.30% to 1.90%	39.69% to 42.44%
2019	10,678	25.88 to 33.79	$321,408	0.00%	1.30% to 1.90%	40.05% to 42.81%
2018	7,166	18.48 to 23.66	$152,767	0.00%	1.30% to 1.90%	-5.77% to -3.90%
2017	11,161	19.61 to 24.91	$248,374	0.08%	1.30% to 1.90%	30.42% to 33.11%

Telecommunications
2021	288	13.43 to 15.71	$4,192	1.40%	1.30% to 1.90%	15.32% to 16.48%
2020	474	11.65 to 13.49	$5,900	0.89%	1.30% to 1.90%	0.45% to 1.46%
2019	402	11.59 to 13.29	$5,006	1.88%	1.30% to 1.90%	11.77% to 12.89%
2018	1,242	10.37 to 11.78	$13,550	4.17%	1.30% to 1.90%	-17.34% to -16.50%
2017	2,048	12.40 to 14.10	$26,980	0.38%	1.30% to 1.90%	-4.77% to -3.72%

U.S. Government Plus
2021	17,247	15.93 to 22.84	$344,411	0.00%	1.30% to 1.90%	-10.37% to -8.29%
2020	18,153	17.77 to 24.90	$396,418	0.02%	1.30% to 1.90%	16.42% to 19.13%
2019	8,237	15.26 to 20.90	$147,073	0.74%	1.30% to 1.90%	14.04% to 16.69%
2018	16,856	13.38 to 17.91	$257,704	0.87%	1.30% to 1.90%	-8.79% to -6.65%
2017	11,630	15.02 to 18.97	$198,838	0.17%	1.30% to 1.90%	5.83% to 7.97%

UltraBull
2021	26,903	39.35 to 57.34	$1,300,929	0.00%	1.30% to 1.90%	52.40% to 56.10%
2020	31,328	25.82 to 36.73	$988,666	0.82%	1.30% to 1.90%	15.47% to 18.28%
2019	21,806	22.36 to 30.63	$593,749	0.32%	1.30% to 1.90%	54.35% to 57.94%
2018	26,981	14.49 to 19.64	$466,571	0.00%	1.30% to 1.90%	-18.60% to -16.60%
2017	31,169	17.80 to 23.55	$669,377	0.00%	1.30% to 1.90%	35.92% to 39.20%

UltraMid-Cap
2021	23,807	28.26 to 38.38	$753,391	0.00%	1.30% to 1.90%	41.49% to 44.27%
2020	29,383	19.98 to 26.60	$648,391	0.20%	1.30% to 1.90%	1.49% to 3.50%
2019	18,611	20.09 to 25.70	$412,736	0.00%	1.30% to 1.90%	42.78% to 45.37%
2018	40,750	14.07 to 18.48	$610,133	0.00%	1.30% to 1.90%	-29.27% to -27.72%
2017	46,847	20.48 to 25.57	$1,005,435	0.00%	1.30% to 1.90%	24.81% to 27.20%

UltraNASDAQ-100
2021	6,602	186.26 to 267.12	$1,423,356	0.00%	1.30% to 1.90%	47.12% to 50.54%
2020	6,221	126.60 to 174.85	$882,258	0.00%	1.30% to 1.90%	79.72% to 83.71%
2019	5,812	71.90 to 95.18	$466,110	0.00%	1.30% to 1.90%	73.58% to 77.17%
2018	7,541	41.42 to 54.41	$346,340	0.00%	1.30% to 1.90%	-12.72% to -10.81%
2017	7,962	48.87 to 61.00	$421,197	0.00%	1.30% to 1.90%	63.05% to 66.16%

UltraShort Dow30
2021	8,059	0.06 to 0.06	$517	0.00%	1.30% to 1.90%	-37.28% to -37.28%
2020	9,203	0.10 to 0.10	$941	7.11%	1.30% to 1.90%	-46.98% to -46.98%
2019	9,803	0.19 to 0.19	$1,890	3.03%	1.30% to 1.90%	-38.64% to -38.64%
2018	10,185	0.30 to 0.32	$3,200	0.00%	1.30% to 1.90%	-2.44% to -1.85%
2017	16,836	0.31 to 0.33	$5,438	0.00%	1.30% to 1.90%	-41.82% to -41.47%

UltraShort NASDAQ-100
2021	48,783	0.01 to 0.01	$475	0.00%	1.30% to 1.90%	-44.71% to -44.36%
2020	33,769	0.02 to 0.02	$590	0.65%	1.30% to 1.90%	-72.44% to -72.27%
2019	35,116	0.06 to 0.06	$2,212	0.74%	1.30% to 1.90%	-52.20% to -51.90%
2018	35,891	0.12 to 0.13	$4,703	0.00%	1.30% to 1.90%	-14.65% to -14.09%
2017	37,158	0.14 to 0.15	$5,665	0.00%	1.30% to 1.90%	-46.83% to -46.48%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
UltraSmall-Cap
2021	20,387	16.75 to 21.87	$384,718	0.00%	1.30% to 1.90%	18.83% to 20.86%
2020	26,004	14.10 to 18.10	$409,774	0.15%	1.30% to 1.90%	12.16% to 14.08%
2019	10,006	12.57 to 15.86	$139,999	0.00%	1.30% to 1.90%	41.98% to 44.41%
2018	14,154	8.85 to 10.98	$137,118	0.00%	1.30% to 1.90%	-29.63% to -28.41%
2017	14,172	12.58 to 15.80	$198,759	0.00%	1.30% to 1.90%	20.67% to 23.03%

Utilities
2021	3,688	18.50 to 24.73	$85,218	1.31%	1.30% to 1.90%	11.44% to 13.52%
2020	5,864	16.60 to 21.78	$115,289	1.51%	1.30% to 1.90%	-5.76% to -4.00%
2019	4,186	18.23 to 22.69	$87,157	3.33%	1.30% to 1.90%	18.95% to 20.86%
2018	4,562	15.33 to 18.77	$78,896	1.58%	1.30% to 1.90%	-0.42% to 1.19%
2017	6,833	16.03 to 18.55	$119,953	2.63%	1.30% to 1.90%	7.49% to 8.83%

VanEck Worldwide Insurance Trust
Global Resources Fund
2021	383,113	7.31 to 35.11	$5,998,442	0.43%	0.95% to 1.90%	14.60% to 17.80%
2020	479,886	6.38 to 29.80	$6,663,338	0.72%	0.95% to 1.90%	14.74% to 17.99%
2019	455,682	5.56 to 25.26	$5,651,543	0.00%	0.95% to 1.90%	7.71% to 10.81%
2018	466,099	5.16 to 22.80	$5,266,523	0.00%	0.95% to 1.90%	-30.90% to -28.96%
2017	524,574	7.30 to 32.78	$8,487,983	0.00%	0.95% to 1.90%	-5.52% to -2.62%

Emerging Markets Fund
2021	28,931	24.19 to 47.68	$1,276,537	0.97%	0.95% to 1.40%	-14.00% to -12.70%
2020	29,835	28.12 to 55.17	$1,536,938	1.76%	0.95% to 1.40%	14.07% to 16.14%
2019	36,385	29.02 to 47.98	$1,622,587	0.53%	0.95% to 1.40%	27.05% to 29.36%
2018	42,600	18.01 to 37.46	$1,457,114	0.29%	0.95% to 1.40%	-25.58% to -24.21%
2017	63,611	24.02 to 49.93	$2,802,208	0.39%	0.95% to 1.40%	46.08% to 49.61%

Emerging Markets Bond Fund
2021	24,429	12.90 to 18.26	$400,505	4.90%	0.95% to 1.40%	-6.00% to -4.96%
2020	32,467	13.62 to 19.21	$554,814	12.28%	0.95% to 1.40%	6.71% to 7.89%
2019	28,850	11.55 to 17.81	$461,861	0.63%	0.95% to 1.40%	10.39% to 11.55%
2018	33,821	10.46 to 15.96	$492,835	9.63%	0.95% to 1.40%	-8.05% to -7.03%
2017	49,355	10.67 to 17.17	$791,433	2.53%	0.95% to 1.40%	9.54% to 11.19%

Janus Henderson Series
Global Technology and Innovation Portfolio
2021	343,520	11.72 to 60.68	$14,336,384	0.11%	1.15% to 1.65%	16.05% to 16.40%
2020	227,665	13.89 to 52.13	$11,077,250	0.00%	1.15% to 1.65%	48.70% to 49.00%
2019	171,194	17.10 to 34.99	$5,605,246	0.00%	1.15% to 1.35%	42.88% to 43.16%
2018	147,288	11.96 to 24.44	$3,437,928	0.00%	1.15% to 1.35%	-0.45% to -0.25%
2017	106,809	12.00 to 24.50	$2,538,098	0.00%	1.15% to 1.35%	42.98% to 43.26%

Overseas Portfolio
2021	93,357	10.81 to 15.24	$1,196,911	1.19%	1.15% to 1.65%	11.77% to 11.99%
2020	55,050	11.34 to 13.62	$656,299	0.97%	1.15% to 1.65%	14.46% to 14.69%
2019	48,682	9.91 to 11.89	$488,302	1.74%	1.15% to 1.35%	25.01% to 25.26%
2018	49,258	7.93 to 9.50	$395,000	1.75%	1.15% to 1.35%	-16.28% to -16.11%
2017	56,799	9.47 to 11.34	$543,020	2.24%	1.15% to 1.35%	29.06% to 29.31%

Research Portfolio
2021	7,489	37.71 to 38.27	$283,269	0.02%	1.15% to 1.65%	18.44% to 18.68%
2020	17,589	31.84 to 32.25	$561,464	0.19%	1.15% to 1.65%	30.79% to 31.06%
2019	21,961	24.34 to 24.61	$536,101	0.29%	1.15% to 1.35%	33.41% to 33.68%
2018	25,399	18.25 to 18.41	$464,875	0.37%	1.15% to 1.35%	-4.15% to -3.96%
2017	31,413	19.04 to 19.17	$599,282	0.27%	1.15% to 1.35%	25.85% to 26.10%

Enterprise Services Portfolio
2021	1,389,255	11.36 to 30.71	$39,241,724	0.24%	1.15% to 1.65%	14.63% to 15.21%
2020	1,214,723	12.77 to 26.66	$30,922,087	0.00%	1.15% to 1.65%	17.58% to 17.82%
2019	1,142,759	15.07 to 22.63	$24,865,839	0.06%	1.15% to 1.35%	33.34% to 33.61%
2018	995,432	11.29 to 16.93	$16,238,499	0.12%	1.15% to 1.35%	-2.00% to -1.81%
2017	687,373	11.51 to 17.25	$11,539,277	0.13%	1.15% to 1.35%	25.39% to 25.64%

Global Research Portfolio
2021	66,993	11.55 to 27.07	$1,659,012	0.38%	1.15% to 1.65%	16.22% to 16.45%
2020	48,040	15.58 to 23.25	$1,089,276	0.49%	1.15% to 1.65%	18.15% to 18.39%
2019	50,454	13.17 to 19.64	$969,267	0.93%	1.15% to 1.35%	26.99% to 27.24%
2018	44,852	10.36 to 15.43	$683,618	1.07%	1.15% to 1.35%	-8.34% to -8.15%
2017	44,442	11.29 to 16.80	$738,548	0.83%	1.15% to 1.35%	24.99% to 25.24%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Mid Cap Value Portfolio
2021	222,532	11.45 to 21.08	$4,304,237	0.31%	1.15% to 1.65%	17.82% to 18.06%
2020	208,421	11.63 to 17.86	$3,568,721	1.02%	1.15% to 1.65%	-2.54% to -2.34%
2019	197,118	11.92 to 18.29	$3,477,494	1.07%	1.15% to 1.35%	28.30% to 28.56%
2018	186,003	9.28 to 14.22	$2,579,014	0.98%	1.15% to 1.35%	-14.98% to -14.81%
2017	192,293	10.90 to 16.70	$3,154,990	0.66%	1.15% to 1.35%	12.11% to 12.34%

Balanced Portfolio
2021	4,024,852	11.65 to 24.47	$89,831,295	0.70%	1.15% to 1.65%	15.00% to 15.57%
2020	2,669,628	11.61 to 21.17	$55,162,863	1.43%	1.15% to 1.65%	12.50% to 12.72%
2019	2,251,196	13.21 to 18.78	$41,323,181	1.72%	1.15% to 1.35%	20.63% to 20.88%
2018	1,603,935	10.94 to 15.54	$24,628,415	1.86%	1.15% to 1.35%	-0.92% to -0.72%
2017	990,962	11.03 to 15.65	$15,400,133	1.40%	1.15% to 1.35%	16.56% to 16.79%

Flexible Bond Portfolio
2021	930,912	9.86 to 12.15	$11,002,406	1.68%	1.15% to 1.65%	-2.44% to -2.24%
2020	788,942	11.56 to 12.43	$9,649,511	2.53%	1.15% to 1.65%	8.77% to 8.99%
2019	621,443	10.61 to 11.40	$6,994,524	2.64%	1.15% to 1.35%	7.81% to 8.03%
2018	506,125	9.84 to 10.56	$5,303,727	2.42%	1.15% to 1.35%	-2.62% to -2.42%
2017	395,731	10.09 to 10.82	$4,255,966	2.48%	1.15% to 1.35%	1.97% to 2.17%

GI Unconstrained Bond Portfolio
2019	-	-	$0	1.29%	1.15% to 1.35%	n/a
2018	98,954	9.51 to 9.58	$942,017	2.55%	1.15% to 1.35%	-5.06% to -4.87%
2017	92,634	10.02 to 10.07	$928,697	3.20%	1.15% to 1.35%	0.34% to 0.54%

PIMCO Variable Insurance Trust
Total Return Portfolio
2021	3,417,926	9.82 to 19.44	$43,643,688	1.74%	0.95% to 1.90%	-4.81% to -2.20%
2020	3,527,603	10.27 to 19.87	$46,554,357	2.03%	0.95% to 1.90%	4.76% to 7.62%
2019	4,050,360	10.68 to 18.47	$50,056,375	3.04%	0.95% to 1.90%	4.48% to 7.34%
2018	4,035,547	9.99 to 17.20	$47,287,227	2.56%	0.95% to 1.90%	-4.12% to -1.49%
2017	3,903,746	10.19 to 17.46	$47,973,212	2.02%	0.95% to 1.90%	1.17% to 3.93%

Low Duration Portfolio
2021	3,694,238	9.10 to 13.61	$37,157,037	0.43%	0.95% to 1.90%	-4.29% to -1.86%
2020	2,779,815	9.51 to 13.86	$28,712,551	1.14%	0.95% to 1.90%	-0.50% to 2.02%
2019	2,486,507	9.37 to 13.59	$25,289,738	2.68%	0.95% to 1.90%	0.36% to 3.05%
2018	2,488,388	9.33 to 13.19	$24,682,261	1.84%	0.95% to 1.90%	-3.23% to -0.62%
2017	2,110,065	9.64 to 13.27	$21,281,171	1.18%	0.95% to 1.90%	-2.23% to 0.39%

High Yield Portfolio
2021	631,502	10.24 to 27.05	$10,193,934	4.50%	0.95% to 1.90%	-0.23% to 2.65%
2020	633,058	11.59 to 26.35	$10,181,904	4.17%	0.95% to 1.90%	1.80% to 4.75%
2019	766,902	11.11 to 25.16	$11,878,657	4.84%	0.95% to 1.90%	10.46% to 13.66%
2018	502,674	9.82 to 22.14	$7,294,631	5.04%	0.95% to 1.90%	-6.32% to -3.59%
2017	558,843	10.22 to 22.96	$8,637,362	4.90%	0.95% to 1.90%	2.64% to 5.60%

Real Return Portfolio
2021	2,419,180	10.46 to 19.68	$28,158,458	4.78%	0.95% to 1.90%	1.85% to 4.59%
2020	2,135,710	10.60 to 18.82	$24,012,468	1.30%	0.95% to 1.90%	7.76% to 10.66%
2019	2,122,136	9.97 to 17.01	$21,521,058	1.56%	0.95% to 1.90%	4.61% to 7.42%
2018	2,133,195	9.33 to 15.83	$20,301,950	2.42%	0.95% to 1.90%	-5.69% to -3.14%
2017	2,200,216	9.68 to 16.35	$21,756,775	2.26%	0.95% to 1.90%	-0.10% to 2.68%

All Asset Portfolio
2021	261,589	11.17 to 19.43	$3,850,527	10.69%	0.95% to 1.90%	12.05% to 14.71%
2020	304,908	12.76 to 17.00	$3,938,978	4.41%	0.95% to 1.90%	4.20% to 6.67%
2019	358,019	11.99 to 16.34	$4,350,224	2.78%	0.95% to 1.90%	7.90% to 10.47%
2018	414,975	9.97 to 14.82	$4,586,867	3.10%	0.95% to 1.90%	-8.72% to -6.53%
2017	427,745	11.66 to 15.90	$5,085,136	4.54%	0.95% to 1.90%	9.49% to 12.09%

Global Managed Asset Allocation Portfolio
2021	82,827	11.08 to 14.95	$1,209,638	2.13%	1.15% to 1.65%	11.09% to 11.32%
2020	67,354	13.26 to 13.43	$893,068	8.44%	1.15% to 1.65%	15.14% to 15.38%
2019	49,475	11.51 to 11.64	$569,726	2.22%	1.15% to 1.35%	15.39% to 15.62%
2018	44,146	9.98 to 10.07	$440,541	1.60%	1.15% to 1.35%	-6.88% to -6.70%
2017	42,294	10.72 to 10.79	$453,296	2.40%	1.15% to 1.35%	12.47% to 12.69%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Short-Term Portfolio
2021	4,383,191	9.86 to 10.25	$44,386,005	0.93%	1.15% to 1.65%	-1.79% to -1.30%
2020	5,617,645	10.09 to 10.39	$57,770,230	1.27%	1.15% to 1.65%	0.77% to 0.97%
2019	4,389,651	10.18 to 10.29	$44,795,827	2.25%	1.15% to 1.35%	1.32% to 1.52%
2018	4,694,571	10.05 to 10.13	$47,247,593	2.03%	1.15% to 1.35%	0.06% to 0.26%
2017	4,498,478	10.04 to 10.11	$45,244,074	1.53%	1.15% to 1.35%	0.93% to 1.13%

Emerging Markets Bond Portfolio
2021	164,879	9.80 to 12.91	$2,058,796	4.54%	1.15% to 1.65%	-3.96% to -3.77%
2020	168,484	11.53 to 13.42	$2,203,410	4.38%	1.15% to 1.65%	5.16% to 5.38%
2019	160,286	10.95 to 12.73	$1,987,562	4.33%	1.15% to 1.35%	13.12% to 13.34%
2018	141,815	9.67 to 11.23	$1,578,041	4.10%	1.15% to 1.35%	-6.11% to -5.92%
2017	113,889	10.29 to 11.94	$1,334,555	4.83%	1.15% to 1.35%	8.30% to 8.51%

Global Bond Opportunities Portfolio
2021	10,464	10.02 to 10.17	$104,951	3.71%	1.15% to 1.65%	-5.54% to -5.35%
2020	17,483	10.61 to 10.75	$185,660	2.05%	1.15% to 1.65%	8.53% to 8.75%
2019	35,825	9.77 to 9.88	$351,738	2.34%	1.15% to 1.35%	4.60% to 4.81%
2018	36,457	9.34 to 9.43	$341,868	6.30%	1.15% to 1.35%	-5.58% to -5.39%
2017	38,990	9.90 to 9.97	$386,836	1.92%	1.15% to 1.35%	7.07% to 7.28%

Commodity Real Return Strategy Portfolio
2021	969,729	6.59 to 17.09	$6,614,547	4.38%	1.15% to 1.65%	31.33% to 31.59%
2020	976,246	5.02 to 9.73	$4,932,228	5.48%	1.15% to 1.65%	-0.13% to 0.07%
2019	1,039,033	5.03 to 9.73	$5,244,209	4.40%	1.15% to 1.35%	9.86% to 10.08%
2018	1,120,120	4.58 to 8.85	$5,142,150	2.05%	1.15% to 1.35%	-15.36% to -15.19%
2017	1,252,137	5.41 to 10.45	$6,786,599	10.65%	1.15% to 1.35%	0.68% to 0.88%

International Bond (USD-Hedged) Portfolio
2021	248,916	9.69 to 11.45	$2,801,341	1.44%	1.15% to 1.65%	-3.37% to -3.17%
2020	201,369	11.19 to 11.83	$2,355,459	5.88%	1.15% to 1.65%	4.03% to 4.24%
2019	179,479	10.74 to 11.35	$2,017,025	1.70%	1.15% to 1.35%	5.47% to 5.68%
2018	144,408	10.18 to 10.74	$1,539,607	1.36%	1.15% to 1.35%	0.64% to 0.85%
2017	73,753	10.10 to 10.65	$781,044	5.88%	1.15% to 1.35%	1.29% to 1.49%

Dynamic Bond Adv Portfolio
2021	234,562	9.97 to 11.14	$2,577,240	1.94%	1.15% to 1.65%	-0.17% to 0.03%
2020	211,426	10.84 to 11.13	$2,333,712	2.50%	1.15% to 1.65%	3.30% to 3.50%
2019	241,095	10.49 to 10.76	$2,574,903	4.13%	1.15% to 1.35%	3.42% to 3.63%
2018	208,485	10.13 to 10.38	$2,152,016	2.73%	1.15% to 1.35%	-0.43% to -0.23%
2017	224,134	10.16 to 10.40	$2,322,720	1.65%	1.15% to 1.35%	3.50% to 3.71%

Income Advisor Portfolio
2021	3,164,894	10.09 to 11.41	$35,772,908	2.80%	1.15% to 1.65%	0.23% to 0.73%
2020	2,554,048	10.78 to 11.33	$28,750,387	3.74%	1.15% to 1.65%	4.97% to 5.19%
2019	3,177,130	10.72 to 10.77	$34,058,314	3.40%	1.15% to 1.35%	7.00% to 7.22%
2018	2,421,596	10.01 to 10.04	$24,253,965	3.50%	1.15% to 1.35%	-1.07% to -0.87%
2017	630,868	10.12 to 10.13	$6,386,284	0.84%	1.15% to 1.35%	1.22% to 1.30%

Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund
2021	69,465	20.00 to 32.05	$1,906,749	0.53%	0.95% to 1.90%	19.53% to 22.62%
2020	58,336	16.73 to 26.14	$1,341,725	0.17%	0.95% to 1.90%	4.85% to 7.56%
2019	73,892	15.96 to 24.30	$1,622,180	0.47%	0.95% to 1.90%	20.55% to 23.66%
2018	89,966	12.19 to 19.65	$1,611,852	0.53%	0.95% to 1.90%	-11.78% to -9.49%
2017	89,065	13.16 to 21.71	$1,776,378	0.46%	0.95% to 1.90%	7.53% to 10.51%

Large Cap Value Fund
2021	26,536	21.54 to 27.80	$648,703	1.62%	0.95% to 1.40%	21.13% to 22.96%
2020	11,220	19.27 to 22.61	$239,412	1.30%	0.95% to 1.40%	1.97% to 3.00%
2019	11,823	18.61 to 21.95	$245,289	0.82%	0.95% to 1.40%	23.37% to 24.74%
2018	35,668	14.87 to 17.60	$601,559	2.12%	0.95% to 1.40%	-10.32% to -9.33%
2017	12,121	16.57 to 19.41	$219,163	1.40%	0.95% to 1.40%	7.69% to 8.82%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Mid Cap Value Fund
2021	112,318	29.35 to 39.19	$4,110,887	0.47%	0.95% to 1.40%	27.53% to 29.71%
2020	125,109	23.01 to 30.21	$3,558,519	0.59%	0.95% to 1.40%	5.57% to 7.38%
2019	123,128	19.28 to 28.13	$3,256,746	0.81%	0.95% to 1.40%	27.77% to 30.28%
2018	133,703	15.09 to 21.59	$2,714,840	1.26%	0.95% to 1.40%	-13.03% to -11.31%
2017	166,043	17.35 to 24.35	$3,806,884	0.68%	0.95% to 1.40%	7.58% to 10.02%

Mid-Cap Growth Portfolio
2021	21,621	43.18 to 53.40	$1,067,354	0.00%	0.95% to 1.40%	10.27% to 11.66%
2020	22,317	39.16 to 47.83	$991,422	0.00%	0.95% to 1.40%	36.67% to 38.39%
2019	30,996	27.60 to 34.56	$991,797	0.00%	0.95% to 1.40%	29.28% to 31.23%
2018	24,771	21.35 to 26.34	$608,374	0.00%	0.95% to 1.40%	-8.83% to -7.45%
2017	44,576	23.42 to 28.46	$1,189,961	0.00%	0.95% to 1.40%	21.56% to 23.39%

AMT Mid Cap Intrinsic Value Portfolio
2021	20,256	22.86 to 29.73	$526,999	0.76%	0.95% to 1.40%	29.59% to 31.54%
2020	5,816	17.45 to 22.60	$122,415	0.53%	0.95% to 1.40%	-4.98% to -3.54%
2019	16,417	18.18 to 23.43	$347,181	0.85%	0.95% to 1.40%	13.92% to 15.64%
2018	11,106	15.79 to 20.26	$208,610	1.01%	0.95% to 1.40%	-17.34% to -16.08%
2017	6,804	18.90 to 24.14	$155,171	0.56%	0.95% to 1.40%	13.92% to 15.64%

BNY Mellon Variable Investment Fund
Appreciation Portfolio
2021	19,465	27.32 to 37.08	$619,698	0.16%	1.30% to 1.90%	22.17% to 24.57%
2020	12,486	22.36 to 29.77	$332,922	0.56%	1.30% to 1.90%	18.90% to 21.24%
2019	16,172	18.81 to 25.06	$357,379	0.96%	1.30% to 1.90%	30.85% to 33.63%
2018	16,514	14.37 to 18.76	$278,795	0.91%	1.30% to 1.90%	-10.50% to -8.59%
2017	27,469	16.06 to 21.00	$505,415	1.29%	1.30% to 1.90%	22.41% to 25.25%

International Value Portfolio
2020	-	-	$0	4.78%	1.30% to 1.90%	n/a
2019	1,471	7.52 to 9.55	$12,552	2.06%	1.30% to 1.90%	17.91% to 19.99%
2018	4,363	6.38 to 7.96	$33,455	1.86%	1.30% to 1.90%	-19.74% to -18.31%
2017	4,403	7.94 to 9.75	$41,407	1.37%	1.30% to 1.90%	23.94% to 26.12%

Sustainable U.S. Equity Portfolio
2021	520	29.64 to 36.33	$18,105	0.41%	1.30% to 1.90%	22.88% to 24.48%
2020	1,111	24.12 to 29.19	$28,762	1.01%	1.30% to 1.90%	20.14% to 21.71%
2019	2,531	20.08 to 23.98	$55,040	1.02%	1.30% to 1.90%	29.99% to 31.69%
2018	1,747	15.44 to 18.21	$29,142	1.60%	1.30% to 1.90%	-7.52% to -6.30%
2017	1,815	16.70 to 19.44	$32,387	0.97%	1.30% to 1.90%	11.59% to 13.05%

Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio
2021	2,236	12.51 to 17.52	$32,468	5.06%	1.30% to 1.90%	-5.39% to -3.33%
2020	2,311	13.22 to 18.13	$35,101	4.09%	1.30% to 1.90%	1.85% to 4.07%
2019	4,274	12.98 to 17.42	$63,483	6.40%	1.30% to 1.90%	10.19% to 12.58%
2018	7,856	11.78 to 15.67	$104,046	3.87%	1.30% to 1.90%	-10.31% to -8.25%
2017	14,230	13.13 to 17.08	$218,427	4.58%	1.30% to 1.90%	5.77% to 8.17%

Emerging Markets Equity Portfolio
2021	13,483	10.98 to 14.91	$177,988	0.82%	1.30% to 1.90%	-0.59% to 1.37%
2020	17,155	11.05 to 14.71	$223,909	1.03%	1.30% to 1.90%	10.43% to 12.60%
2019	17,839	10.00 to 13.06	$209,484	1.12%	1.30% to 1.90%	15.40% to 17.68%
2018	31,845	8.67 to 11.10	$318,320	0.37%	1.30% to 1.90%	-20.37% to -18.79%
2017	31,687	11.02 to 13.91	$398,099	0.64%	1.30% to 1.90%	30.57% to 33.19%

Discovery Portfolio
2021	1,872	50.03 to 54.11	$101,040	0.00%	1.30% to 1.90%	-13.74% to -13.30%
2020	3,151	58.00 to 62.41	$192,113	0.00%	1.30% to 1.90%	144.86% to 146.08%
2019	3,352	23.05 to 26.43	$82,756	0.00%	1.30% to 1.90%	35.69% to 37.06%
2018	7,254	16.98 to 19.28	$134,709	0.00%	1.30% to 1.90%	7.13% to 8.22%
2017	7,626	15.85 to 18.24	$131,241	0.00%	1.30% to 1.90%	34.38% to 36.00%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
U.S. Real Estate Portfolio
2021	4,639	13.89 to 19.01	$73,352	2.07%	1.30% to 1.90%	34.58% to 37.29%
2020	6,169	10.32 to 13.85	$74,245	2.00%	1.30% to 1.90%	-19.99% to -18.38%
2019	8,175	12.90 to 16.97	$121,382	1.78%	1.30% to 1.90%	14.54% to 16.85%
2018	11,829	11.27 to 14.52	$148,599	2.48%	1.30% to 1.90%	-11.20% to -9.39%
2017	13,643	12.69 to 16.31	$191,465	1.44%	1.30% to 1.90%	-0.71% to 1.44%

Northern Lights Variable Trust
Adaptive Allocation Portfolio
2017	-	-	$0	0.00%	1.30% to 1.90%	n/a

Power Income Fund
2021	-	-	$0	0.00%	1.15% to 1.65%	n/a
2020	66,534	9.41 to 9.53	$626,172	1.85%	1.15% to 1.65%	-7.24% to -7.05%
2019	80,713	10.14 to 10.25	$819,116	2.05%	1.15% to 1.35%	6.28% to 6.49%
2018	113,843	9.53 to 9.63	$1,086,635	2.12%	1.15% to 1.35%	-4.62% to -4.42%
2017	121,905	9.98 to 10.08	$1,219,911	0.88%	1.15% to 1.35%	0.75% to 0.95%

Power Dividend Index Fund
2021	76,151	10.92 to 11.02	$834,562	1.19%	1.15% to 1.65%	28.55% to 28.81%
2020	108,012	8.50 to 8.56	$919,990	1.25%	1.15% to 1.65%	-8.50% to -8.32%
2019	885,390	9.29 to 9.33	$8,225,059	2.07%	1.15% to 1.35%	-4.42% to -3.88%
2018	1,438,919	9.69 to 9.72	$13,943,760	1.90%	1.15% to 1.35%	-9.29% to -9.00%
2017	322,095	10.68 to 10.69	$3,439,562	0.05%	1.15% to 1.35%	6.78% to 6.87%

AB Variable Products Series
Real Estate Investment Portfolio
2019	-	-	$0	2.22%	1.15% to 1.35%	n/a
2018	140,571	13.69 to 13.81	$1,929,587	1.86%	1.15% to 1.35%	-5.74% to -5.55%
2017	172,352	14.52 to 14.62	$2,507,758	1.61%	1.15% to 1.35%	4.95% to 5.16%

Dynamic Asset Allocation Portfolio
2021	225,592	12.48 to 15.20	$3,355,731	1.54%	1.15% to 1.65%	7.81% to 8.03%
2020	243,826	11.57 to 14.07	$3,330,917	1.48%	1.15% to 1.65%	3.45% to 3.66%
2019	230,655	11.17 to 13.57	$3,039,410	2.65%	1.15% to 1.35%	13.70% to 13.92%
2018	77,253	9.81 to 11.91	$909,782	1.47%	1.15% to 1.35%	-8.60% to -8.41%
2017	53,972	10.73 to 13.01	$695,261	1.82%	1.15% to 1.35%	12.79% to 13.02%

Small Cap Growth Portfolio
2021	578	39.00 to 39.58	$22,574	0.00%	1.15% to 1.65%	7.74% to 7.95%
2020	676	36.20 to 36.67	$24,497	0.00%	1.15% to 1.65%	51.58% to 51.88%
2019	2,870	23.88 to 24.14	$68,815	0.00%	1.15% to 1.35%	34.18% to 34.45%
2018	2,519	17.80 to 17.96	$44,952	0.00%	1.15% to 1.35%	-2.44% to -2.24%
2017	1,620	18.24 to 18.37	$29,628	0.00%	1.15% to 1.35%	31.99% to 32.26%

Small Mid Cap Value Portfolio
2021	294,258	12.63 to 26.73	$6,375,347	0.72%	1.15% to 1.65%	33.79% to 34.06%
2020	159,470	11.09 to 19.94	$2,910,076	0.69%	1.15% to 1.65%	1.67% to 1.87%
2019	164,921	10.90 to 19.58	$2,957,126	0.34%	1.15% to 1.35%	18.29% to 18.53%
2018	133,736	9.21 to 16.51	$2,119,867	0.28%	1.15% to 1.35%	-16.44% to -16.27%
2017	111,441	11.01 to 19.72	$2,179,500	0.22%	1.15% to 1.35%	11.34% to 11.56%

BlackRock Variable Series Fund, Inc.
Basic Value Fund
2021	161,342	11.55 to 23.42	$3,425,421	1.20%	1.15% to 1.65%	19.59% to 19.95%
2020	146,538	12.15 to 19.52	$2,741,309	1.57%	1.15% to 1.65%	1.74% to 1.95%
2019	178,971	11.98 to 19.15	$3,350,527	2.07%	1.15% to 1.35%	21.87% to 22.12%
2018	211,050	9.82 to 15.68	$3,248,128	1.62%	1.15% to 1.35%	-9.35% to -9.17%
2017	216,653	10.82 to 17.26	$3,689,563	1.29%	1.15% to 1.35%	6.57% to 6.78%

Capital Appreciation Fund
2021	30,517	25.23 to 42.67	$1,294,158	0.00%	1.15% to 1.65%	19.27% to 19.51%
2020	35,199	21.13 to 35.70	$1,249,034	0.00%	1.15% to 1.65%	39.62% to 39.90%
2019	36,201	25.24 to 25.52	$920,991	0.00%	1.15% to 1.35%	29.78% to 30.04%
2018	45,391	19.45 to 19.62	$888,609	0.00%	1.15% to 1.35%	0.75% to 0.95%
2017	51,199	19.31 to 19.44	$993,206	0.00%	1.15% to 1.35%	31.17% to 31.43%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Equity Dividend Fund
2021	1,200,894	11.49 to 25.04	$28,620,603	1.35%	1.15% to 1.65%	18.33% to 18.92%
2020	974,221	11.85 to 21.05	$19,808,363	1.72%	1.15% to 1.65%	2.18% to 2.38%
2019	813,658	12.81 to 20.56	$16,238,995	1.83%	1.15% to 1.35%	25.75% to 26.00%
2018	715,081	10.18 to 16.32	$11,414,294	1.86%	1.15% to 1.35%	-8.66% to -8.48%
2017	566,070	11.13 to 17.83	$9,952,277	1.58%	1.15% to 1.35%	14.93% to 15.16%

Global Allocation Fund
2021	1,016,228	10.46 to 17.23	$16,846,204	0.83%	1.15% to 1.65%	4.99% to 5.20%
2020	1,023,271	13.48 to 16.38	$16,519,119	1.20%	1.15% to 1.65%	19.09% to 19.32%
2019	1,083,821	11.31 to 13.72	$14,718,867	1.25%	1.15% to 1.35%	16.18% to 16.41%
2018	1,214,224	9.72 to 11.79	$14,193,918	0.87%	1.15% to 1.35%	-8.83% to -8.64%
2017	1,288,463	10.66 to 12.91	$16,525,815	1.32%	1.15% to 1.35%	12.19% to 12.41%

Advantage Large Cap Core Fund
2021	16,846	32.93 to 33.43	$556,640	0.07%	1.15% to 1.65%	26.35% to 26.60%
2020	19,678	26.07 to 26.40	$514,509	0.71%	1.15% to 1.65%	17.89% to 18.13%
2019	30,466	22.11 to 22.35	$675,815	1.00%	1.15% to 1.35%	26.83% to 27.09%
2018	43,101	17.43 to 17.59	$754,291	1.30%	1.15% to 1.35%	-6.78% to -6.60%
2017	44,002	18.70 to 18.83	$825,109	0.96%	1.15% to 1.35%	20.34% to 20.58%

Large Cap Focus Growth Fund
2021	488,519	12.01 to 44.75	$15,478,943	0.00%	1.15% to 1.65%	16.09% to 16.43%
2020	462,241	13.02 to 38.43	$13,103,358	0.00%	1.15% to 1.65%	41.50% to 41.79%
2019	395,901	11.45 to 27.11	$7,798,946	0.00%	1.15% to 1.35%	30.56% to 30.82%
2018	211,066	8.76 to 20.72	$3,549,201	0.00%	1.15% to 1.35%	1.38% to 1.59%
2017	123,956	11.39 to 20.40	$2,428,145	0.00%	1.15% to 1.35%	27.50% to 27.75%

iShares Alternatives Strategies Fund
2018	-	-	$0	0.00%	1.15% to 1.35%	n/a
2017	108,680	10.55 to 11.30	$1,223,435	3.03%	1.15% to 1.35%	10.94% to 11.16%

60/40 Target Allocation ETF Fund
2021	580,446	10.96 to 15.58	$8,810,834	1.99%	1.15% to 1.65%	10.09% to 10.42%
2020	428,532	11.70 to 14.11	$5,985,133	1.66%	1.15% to 1.65%	12.81% to 13.04%
2019	277,728	12.11 to 12.49	$3,443,481	2.65%	1.15% to 1.35%	19.60% to 19.84%
2018	108,656	10.12 to 10.42	$1,124,633	1.02%	1.15% to 1.35%	-6.46% to -6.27%
2017	60,383	11.04 to 11.12	$667,193	2.15%	1.15% to 1.35%	13.19% to 13.41%

iShares Dynamic Fixed Income Fund
2018	-	-	$0	0.00%	1.15% to 1.35%	n/a
2017	88,979	10.13 to 10.21	$904,440	2.30%	1.15% to 1.35%	2.21% to 2.42%

iShares Equity Appreciation Fund
2018	-	-	$0	0.00%	1.15% to 1.35%	n/a
2017	36,391	11.23 to 11.48	$416,419	1.76%	1.15% to 1.35%	19.94% to 20.18%

Total Return Portfolio
2021	160,594	11.27 to 11.27	$1,808,464	1.41%	1.15% to 1.65%	-2.92% to -2.92%
2020	134,918	11.61 to 11.61	$1,564,132	1.93%	1.15% to 1.65%	7.20% to 7.20%
2019	101,929	10.83 to 10.83	$1,101,828	1.70%	1.15% to 1.35%	7.79% to 7.79%
2018	4,618	10.05 to 10.05	$46,347	0.52%	1.15% to 1.35%	0.48% to 0.48%

S&P 500 Portfolio
2021	116,476	17.24 to 17.24	$2,007,678	1.03%	1.15% to 1.65%	26.64% to 26.64%
2020	130,931	13.61 to 13.61	$1,782,081	1.55%	1.15% to 1.65%	16.46% to 16.46%
2019	114,291	11.69 to 11.69	$1,335,784	2.69%	1.15% to 1.35%	29.34% to 29.34%
2018	46,953	9.04 to 9.04	$424,266	1.82%	1.15% to 1.35%	-9.64% to -9.64%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Columbia Variable Portfolio
Contrarian Core 2 Portfolio
2021	314,609	12.22 to 27.56	$7,709,215	0.00%	1.15% to 1.65%	22.30% to 22.55%
2020	224,793	15.76 to 22.49	$4,776,795	0.00%	1.15% to 1.65%	20.36% to 20.60%
2019	218,432	13.08 to 18.65	$3,895,613	0.00%	1.15% to 1.35%	31.03% to 31.29%
2018	228,249	9.97 to 14.20	$3,121,580	0.00%	1.15% to 1.35%	-10.37% to -10.19%
2017	197,596	11.11 to 15.81	$3,086,917	0.00%	1.15% to 1.35%	19.86% to 20.10%

Dividend Opportunity Portfolio
2021	326,866	12.14 to 19.60	$6,115,703	0.00%	1.15% to 1.65%	23.96% to 24.45%
2020	273,530	11.50 to 15.75	$4,233,602	0.00%	1.15% to 1.65%	-0.46% to -0.26%
2019	265,520	12.41 to 15.79	$4,140,119	0.00%	1.15% to 1.35%	22.10% to 22.34%
2018	241,546	10.15 to 12.91	$3,096,000	0.00%	1.15% to 1.35%	-7.27% to -7.09%
2017	250,379	10.94 to 13.89	$3,458,480	0.00%	1.15% to 1.35%	12.60% to 12.82%

Emerging Markets Bond Portfolio
2021	485,439	9.84 to 12.18	$5,819,091	3.64%	1.15% to 1.65%	-3.76% to -3.57%
2020	517,413	11.16 to 12.63	$6,464,503	3.01%	1.15% to 1.65%	5.72% to 5.93%
2019	608,749	10.54 to 11.92	$7,190,869	4.95%	1.15% to 1.35%	10.58% to 10.80%
2018	706,375	9.52 to 10.76	$7,541,962	4.27%	1.15% to 1.35%	-8.63% to -8.45%
2017	795,122	10.41 to 11.75	$9,287,340	4.56%	1.15% to 1.35%	10.20% to 10.42%

High Yield Portfolio
2021	459,802	10.34 to 14.05	$6,309,076	4.29%	1.15% to 1.65%	3.28% to 3.59%
2020	363,617	11.03 to 13.56	$4,867,407	4.89%	1.15% to 1.65%	4.88% to 5.09%
2019	359,052	11.14 to 12.91	$4,594,476	5.47%	1.15% to 1.35%	14.96% to 15.19%
2018	350,795	11.11 to 11.21	$3,905,408	5.58%	1.15% to 1.35%	-5.29% to -5.10%
2017	395,439	11.73 to 11.81	$4,645,428	5.49%	1.15% to 1.35%	4.75% to 4.96%

Select Large-Cap Value Portfolio
2021	284,336	11.72 to 15.91	$4,356,661	0.00%	1.15% to 1.65%	23.92% to 24.54%
2020	57,356	12.69 to 12.77	$729,142	0.00%	1.15% to 1.65%	5.37% to 5.58%
2019	113,046	12.04 to 12.10	$1,362,084	0.00%	1.15% to 1.35%	24.73% to 24.98%
2018	94,934	9.65 to 9.68	$916,799	0.00%	1.15% to 1.35%	-13.63% to -13.46%
2017	23,737	11.18 to 11.18	$265,359	0.00%	1.15% to 1.35%	11.76% to 11.85%

Seligman Global Tech Portfolio
2021	481,453	13.11 to 29.66	$12,396,518	0.26%	1.15% to 1.65%	36.83% to 37.10%
2020	236,402	21.48 to 21.63	$5,089,324	0.00%	1.15% to 1.65%	43.84% to 44.13%
2019	167,470	14.94 to 15.01	$2,505,080	0.00%	1.15% to 1.35%	52.89% to 53.20%
2018	103,362	9.77 to 9.80	$1,010,282	0.00%	1.15% to 1.35%	-9.68% to -9.50%
2017	55,511	10.82 to 10.82	$600,465	0.00%	1.15% to 1.35%	8.16% to 8.25%

US Government Mortgage Portfolio
2021	228,527	9.72 to 10.67	$2,353,868	1.81%	1.15% to 1.65%	-2.53% to -2.33%
2020	211,411	10.85 to 10.92	$2,294,024	1.88%	1.15% to 1.65%	3.44% to 3.65%
2019	65,783	10.49 to 10.54	$690,202	0.39%	1.15% to 1.35%	5.07% to 5.28%
2018	13,347	9.98 to 10.01	$133,229	3.71%	1.15% to 1.35%	0.23% to 0.43%
2017	2,871	9.96 to 9.97	$28,594	0.05%	1.15% to 1.35%	-0.41% to -0.33%

Strategic Income Portfolio
2021	128,342	10.03 to 11.47	$1,453,203	7.94%	1.15% to 1.65%	0.27% to 0.47%
2020	22,581	11.40 to 11.42	$257,543	0.00%	1.15% to 1.65%	14.02% to 14.17%

Emerging Markets Portfolio
2021	35,411	8.80 to 8.83	$312,265	0.00%	1.15% to 1.65%	-11.96% to -11.78%

DWS Variable Insurance Portfolios
Equity 500 Index Portfolio
2021	1,673,414	12.61 to 33.62	$49,438,343	1.03%	1.15% to 1.65%	25.94% to 26.45%
2020	1,478,697	12.36 to 26.59	$37,096,159	1.23%	1.15% to 1.65%	16.05% to 16.28%
2019	1,334,197	11.65 to 22.87	$29,072,836	1.45%	1.15% to 1.35%	28.91% to 29.17%
2018	997,493	9.03 to 17.70	$17,052,810	1.55%	1.15% to 1.35%	-6.22% to -6.03%
2017	1,123,273	11.21 to 18.84	$20,848,853	1.35%	1.15% to 1.35%	19.45% to 19.69%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Small Cap Index Portfolio
2021	376,959	10.50 to 25.86	$8,842,916	0.52%	1.15% to 1.65%	12.31% to 12.88%
2020	290,840	13.81 to 22.91	$6,400,725	0.72%	1.15% to 1.65%	17.49% to 17.72%
2019	275,712	11.74 to 19.46	$5,275,493	0.72%	1.15% to 1.35%	23.20% to 23.44%
2018	206,848	9.52 to 15.76	$3,215,472	0.70%	1.15% to 1.35%	-12.62% to -12.44%
2017	212,406	10.88 to 18.00	$3,794,397	0.62%	1.15% to 1.35%	12.51% to 12.73%

Alternative Asset Allocation Portfolio
2021	98,889	10.96 to 12.67	$1,208,102	1.69%	1.15% to 1.65%	10.84% to 11.06%
2020	107,424	11.00 to 11.14	$1,184,795	2.20%	1.15% to 1.65%	3.90% to 4.11%
2019	136,251	10.58 to 10.70	$1,446,683	3.82%	1.15% to 1.35%	12.82% to 13.04%
2018	180,996	9.38 to 9.47	$1,702,929	1.93%	1.15% to 1.35%	-10.57% to -10.39%
2017	206,819	10.49 to 10.56	$2,173,864	2.09%	1.15% to 1.35%	5.58% to 5.79%

Global Small Cap Growth Portfolio
2021	16,822	15.00 to 18.50	$306,984	0.08%	1.15% to 1.65%	13.12% to 13.34%
2020	22,135	16.11 to 16.32	$357,984	0.54%	1.15% to 1.65%	15.37% to 15.60%
2019	29,362	13.97 to 14.12	$411,529	0.00%	1.15% to 1.35%	19.45% to 19.69%
2018	27,251	11.69 to 11.80	$319,339	0.00%	1.15% to 1.35%	-21.81% to -21.65%
2017	35,520	14.95 to 15.06	$531,759	0.00%	1.15% to 1.35%	18.00% to 18.24%

Small Mid Cap Value Portfolio
2021	284,082	13.17 to 20.85	$5,547,055	0.96%	1.15% to 1.65%	28.30% to 28.55%
2020	321,168	10.25 to 16.22	$4,977,766	0.94%	1.15% to 1.65%	-2.44% to -2.24%
2019	328,837	10.50 to 16.59	$5,248,149	0.38%	1.15% to 1.35%	19.37% to 19.61%
2018	357,713	8.78 to 13.87	$4,793,463	1.06%	1.15% to 1.35%	-17.45% to -17.29%
2017	314,554	10.63 to 16.77	$5,149,941	0.28%	1.15% to 1.35%	8.66% to 8.88%

CROCI US Portfolio
2021	10,439	18.21 to 18.48	$190,740	1.52%	1.15% to 1.65%	24.58% to 24.83%
2020	11,523	14.62 to 14.81	$168,798	1.84%	1.15% to 1.65%	-13.59% to -13.42%
2019	15,670	16.92 to 17.10	$265,919	1.74%	1.15% to 1.35%	30.71% to 30.97%
2018	19,556	12.94 to 13.06	$253,619	2.31%	1.15% to 1.35%	-11.91% to -11.74%
2017	21,525	11.20 to 14.79	$316,728	1.12%	1.15% to 1.35%	20.81% to 21.06%

High Income Portfolio
2021	16,172	10.16 to 10.17	$164,326	0.00%	1.15% to 1.65%	1.55% to 1.69%

Eaton Vance Variable Trust
Floating Rate Income Portfolio
2021	1,659,213	10.15 to 12.29	$19,913,170	2.83%	1.15% to 1.65%	2.24% to 2.44%
2020	1,453,639	10.64 to 11.99	$17,199,803	3.04%	1.15% to 1.65%	0.63% to 0.83%
2019	2,087,379	10.56 to 11.90	$24,554,913	4.27%	1.15% to 1.35%	5.64% to 5.86%
2018	2,114,685	9.98 to 11.24	$23,552,140	3.82%	1.15% to 1.35%	-1.42% to -1.22%
2017	1,856,159	10.12 to 11.38	$20,976,134	3.38%	1.15% to 1.35%	2.04% to 2.25%

Large-Cap Value Portfolio
2017	-	-	$0	0.00%	1.15% to 1.35%	n/a

Delaware Variable Insurance Portfolios
Total Return Portfolio
2021	13,238	15.08 to 15.31	$199,819	0.00%	1.15% to 1.65%	14.81% to 15.04%
2020	25,528	13.14 to 13.31	$335,597	0.00%	1.15% to 1.65%	-0.45% to -0.25%
2019	31,194	13.20 to 13.34	$411,863	0.00%	1.15% to 1.35%	17.29% to 17.52%
2018	27,433	11.25 to 11.35	$308,840	0.00%	1.15% to 1.35%	-8.90% to -8.72%
2017	35,458	12.35 to 12.44	$438,039	0.00%	1.15% to 1.35%	10.26% to 10.48%

International Portfolio
2021	80,766	15.40 to 15.63	$1,247,847	0.93%	1.15% to 1.65%	5.43% to 5.64%
2020	77,015	14.60 to 14.79	$1,128,220	0.00%	1.15% to 1.65%	5.72% to 5.93%
2019	101,661	13.81 to 13.97	$1,408,252	0.80%	1.15% to 1.35%	23.23% to 23.48%
2018	102,830	11.21 to 11.31	$1,155,473	0.76%	1.15% to 1.35%	-13.34% to -13.17%
2017	86,661	12.94 to 13.02	$1,122,163	0.51%	1.15% to 1.35%	31.19% to 31.45%

Opportunity Portfolio
2021	608,805	15.82 to 18.05	$10,880,222	1.26%	1.15% to 1.65%	21.48% to 21.72%
2020	778,559	13.01 to 14.83	$11,448,002	0.59%	1.15% to 1.65%	9.31% to 9.53%
2019	892,056	11.89 to 13.54	$11,982,424	1.33%	1.15% to 1.35%	28.37% to 28.62%
2018	1,000,414	9.25 to 10.52	$10,459,941	0.57%	1.15% to 1.35%	-16.52% to -16.36%
2017	1,113,124	11.07 to 12.58	$13,938,681	0.61%	1.15% to 1.35%	17.41% to 17.64%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Covered Call Strategy Portfolio
2020	-	-	$0	5.69%	1.15% to 1.65%	n/a
2019	11,932	11.14 to 11.19	$133,172	1.04%	1.15% to 1.35%	19.74% to 19.98%
2018	11,254	9.30 to 9.33	$104,813	0.92%	1.15% to 1.35%	-11.20% to -11.02%
2017	2,960	10.48 to 10.48	$31,030	0.00%	1.15% to 1.35%	4.82% to 4.82%

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund
2021	328,330	11.42 to 19.58	$6,040,536	2.81%	1.15% to 1.65%	17.57% to 17.81%
2020	397,095	10.45 to 16.62	$6,253,697	2.47%	1.15% to 1.65%	-6.32% to -6.13%
2019	417,788	11.15 to 17.70	$7,147,158	1.85%	1.15% to 1.35%	20.93% to 21.17%
2018	432,164	9.21 to 14.61	$6,165,205	2.55%	1.15% to 1.35%	-10.29% to -10.11%
2017	456,919	10.26 to 16.25	$7,290,214	2.41%	1.15% to 1.35%	6.90% to 7.11%

Income Fund
2021	1,559,403	11.34 to 16.49	$24,827,136	4.73%	1.15% to 1.65%	15.19% to 15.42%
2020	1,549,894	11.33 to 14.29	$21,672,079	5.55%	1.15% to 1.65%	-0.66% to -0.46%
2019	1,636,888	11.40 to 14.35	$23,159,363	5.26%	1.15% to 1.35%	14.50% to 14.73%
2018	1,573,866	9.94 to 12.51	$19,446,807	5.00%	1.15% to 1.35%	-5.59% to -5.40%
2017	1,609,697	10.52 to 13.22	$21,122,939	4.29%	1.15% to 1.35%	8.21% to 8.42%

Global Bond Fund
2021	3,226,727	8.65 to 9.45	$29,687,890	0.00%	1.15% to 1.65%	-6.55% to -6.08%
2020	2,977,823	9.22 to 9.92	$29,210,565	8.18%	1.15% to 1.65%	-6.56% to -6.37%
2019	2,977,038	9.86 to 10.59	$31,244,957	6.93%	1.15% to 1.35%	0.64% to 0.85%
2018	2,817,880	9.78 to 10.50	$29,381,151	0.00%	1.15% to 1.35%	0.56% to 0.77%
2017	2,678,138	9.72 to 10.42	$27,761,595	0.00%	1.15% to 1.35%	0.56% to 0.76%

Foreign Fund
2021	3,332,580	9.98 to 12.60	$38,678,960	1.83%	1.15% to 1.65%	2.45% to 2.97%
2020	3,210,344	9.78 to 12.28	$36,392,804	2.97%	1.15% to 1.65%	-2.49% to -2.29%
2019	3,218,800	10.02 to 11.78	$37,432,029	1.69%	1.15% to 1.35%	11.02% to 11.24%
2018	3,118,506	9.01 to 10.59	$32,674,138	2.79%	1.15% to 1.35%	-16.58% to -16.41%
2017	2,912,676	10.80 to 12.67	$36,631,813	2.53%	1.15% to 1.35%	15.13% to 15.36%

Developing Markets Fund
2021	236,321	12.40 to 13.42	$2,940,940	0.87%	1.15% to 1.65%	-7.00% to -6.82%
2020	264,790	13.34 to 14.41	$3,538,904	3.70%	1.15% to 1.65%	15.61% to 15.84%
2019	322,119	11.54 to 12.44	$3,721,215	0.98%	1.15% to 1.35%	25.00% to 25.25%
2018	379,649	9.23 to 9.94	$3,508,427	0.90%	1.15% to 1.35%	-16.93% to -16.76%
2017	388,010	11.11 to 11.95	$4,314,059	0.96%	1.15% to 1.35%	38.53% to 38.81%

Mutual Global Discovery Fund
2021	347,899	12.28 to 18.04	$6,183,879	2.89%	1.15% to 1.65%	17.53% to 17.77%
2020	396,053	10.43 to 15.32	$5,988,007	2.06%	1.15% to 1.65%	-5.75% to -5.56%
2019	440,990	11.06 to 16.22	$7,050,017	1.67%	1.15% to 1.35%	22.70% to 22.95%
2018	480,829	9.00 to 13.19	$6,229,211	2.51%	1.15% to 1.35%	-12.42% to -12.24%
2017	466,679	10.27 to 15.03	$6,911,351	1.98%	1.15% to 1.35%	7.15% to 7.36%

Rising Dividends Fund
2021	1,009,433	12.46 to 32.60	$29,314,921	0.84%	1.15% to 1.65%	24.84% to 25.34%
2020	861,597	12.29 to 26.01	$21,466,410	1.15%	1.15% to 1.65%	14.41% to 14.64%
2019	965,036	13.38 to 22.69	$21,134,814	1.24%	1.15% to 1.35%	27.50% to 27.75%
2018	957,635	10.49 to 17.76	$16,561,268	1.25%	1.15% to 1.35%	-6.35% to -6.17%
2017	889,587	11.19 to 18.92	$16,482,913	1.51%	1.15% to 1.35%	18.95% to 19.18%

DynaTech 2 Fund
2021	127,074	10.10 to 10.13	$1,285,808	0.00%	1.15% to 1.65%	0.96% to 1.22%

Multi-Asset Dynamic Multi-Strategy Portfolio
2021	31,170	13.28 to 13.48	$415,063	2.30%	1.15% to 1.65%	11.14% to 11.36%
2020	33,892	11.95 to 12.11	$405,881	1.59%	1.15% to 1.65%	-9.55% to -9.37%
2019	32,498	13.21 to 13.36	$430,218	2.04%	1.15% to 1.35%	13.96% to 14.19%
2018	36,407	11.59 to 11.70	$422,692	1.61%	1.15% to 1.35%	-8.50% to -8.32%
2017	36,766	12.67 to 12.76	$466,372	1.19%	1.15% to 1.35%	12.29% to 12.52%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio
2021	205,685	15.15 to 16.90	$3,426,651	1.47%	1.15% to 1.65%	8.96% to 9.18%
2020	258,496	13.89 to 15.48	$3,950,871	1.71%	1.15% to 1.65%	12.35% to 12.57%
2019	338,159	12.35 to 13.75	$4,602,673	2.12%	1.15% to 1.35%	20.15% to 20.39%
2018	372,092	10.27 to 11.42	$4,214,265	1.81%	1.15% to 1.35%	-6.71% to -6.53%
2017	440,494	11.00 to 12.22	$5,348,248	1.54%	1.15% to 1.35%	16.69% to 16.92%

Balanced Portfolio
2021	379,951	11.39 to 21.06	$7,902,075	1.01%	1.15% to 1.65%	14.41% to 14.64%
2020	409,881	13.64 to 18.37	$7,454,825	1.39%	1.15% to 1.65%	12.58% to 12.81%
2019	493,778	12.11 to 16.29	$7,972,759	1.76%	1.15% to 1.35%	20.46% to 20.70%
2018	514,254	10.04 to 13.49	$6,889,458	1.73%	1.15% to 1.35%	-4.54% to -4.35%
2017	581,661	14.01 to 14.11	$8,161,913	1.53%	1.15% to 1.35%	9.88% to 10.10%

Global Equity Income Portfolio
2021	56,981	20.58 to 20.88	$1,176,882	2.16%	1.15% to 1.65%	15.41% to 15.64%
2020	61,052	17.83 to 18.06	$1,093,882	2.41%	1.15% to 1.65%	1.76% to 1.97%
2019	68,928	17.52 to 17.71	$1,212,070	2.84%	1.15% to 1.35%	21.50% to 21.74%
2018	74,837	14.42 to 14.55	$1,082,235	1.68%	1.15% to 1.35%	-12.87% to -12.69%
2017	79,487	16.55 to 16.66	$1,318,325	1.40%	1.15% to 1.35%	14.02% to 14.24%

Energy Portfolio
2021	302,006	5.05 to 16.29	$1,689,275	1.78%	1.15% to 1.65%	40.10% to 40.38%
2020	217,485	3.60 to 4.20	$800,671	1.23%	1.15% to 1.65%	-37.69% to -37.56%
2019	249,990	5.78 to 6.73	$1,459,571	0.00%	1.15% to 1.35%	2.09% to 2.29%
2018	190,088	5.66 to 6.58	$1,082,284	0.00%	1.15% to 1.35%	-35.03% to -34.90%
2017	161,100	8.71 to 10.12	$1,410,594	0.62%	1.15% to 1.35%	-13.81% to -13.64%

Global Bond Portfolio
2021	45,528	9.85 to 11.74	$526,885	5.19%	1.15% to 1.65%	-2.17% to -1.97%
2020	88,181	11.53 to 11.97	$1,044,085	3.21%	1.15% to 1.65%	6.70% to 6.91%
2019	98,473	10.80 to 11.20	$1,093,855	3.47%	1.15% to 1.35%	7.95% to 8.17%
2018	95,333	9.99 to 10.35	$981,104	2.91%	1.15% to 1.35%	-1.52% to -1.32%
2017	77,606	10.42 to 10.49	$811,142	2.59%	1.15% to 1.35%	2.87% to 3.08%

Natural Resources Portfolio
2021	109,900	6.82 to 14.19	$792,523	2.06%	1.15% to 1.65%	24.86% to 25.23%
2020	110,000	5.46 to 11.37	$638,931	1.75%	1.15% to 1.65%	-13.17% to -13.00%
2019	135,807	6.29 to 8.91	$858,039	0.86%	1.15% to 1.35%	7.99% to 8.20%
2018	105,251	5.82 to 8.24	$615,557	0.35%	1.15% to 1.35%	-24.27% to -24.11%
2017	117,999	7.69 to 10.87	$909,763	0.11%	1.15% to 1.35%	1.59% to 1.79%

Growth Portfolio
2021	117,566	13.25 to 46.56	$4,862,843	0.00%	1.15% to 1.65%	28.16% to 28.54%
2020	127,715	12.43 to 36.22	$4,364,019	0.00%	1.15% to 1.65%	28.79% to 29.05%
2019	127,516	15.60 to 28.07	$3,490,002	0.00%	1.15% to 1.35%	34.75% to 35.02%
2018	124,310	11.57 to 20.79	$2,540,547	0.04%	1.15% to 1.35%	0.90% to 1.11%
2017	129,658	20.42 to 20.56	$2,652,657	0.26%	1.15% to 1.35%	27.61% to 27.86%

High Income Portfolio
2021	908,670	10.38 to 13.66	$12,207,324	6.82%	1.15% to 1.65%	4.64% to 4.85%
2020	1,094,364	11.37 to 13.03	$14,059,607	6.07%	1.15% to 1.65%	4.60% to 4.81%
2019	1,124,512	10.86 to 12.43	$13,827,906	7.36%	1.15% to 1.35%	9.70% to 9.92%
2018	1,130,464	9.89 to 11.31	$12,671,462	6.74%	1.15% to 1.35%	-3.43% to -3.24%
2017	1,236,981	10.23 to 11.69	$14,372,995	5.31%	1.15% to 1.35%	5.25% to 5.46%

International Core Equity Portfolio
2021	496,960	10.93 to 16.85	$8,091,297	1.08%	1.15% to 1.65%	12.65% to 12.87%
2020	532,325	11.10 to 14.93	$7,775,781	2.14%	1.15% to 1.65%	5.75% to 5.96%
2019	556,162	10.49 to 14.09	$7,688,531	1.54%	1.15% to 1.35%	17.10% to 17.34%
2018	531,206	8.95 to 12.01	$6,287,420	1.66%	1.15% to 1.35%	-18.92% to -18.76%
2017	445,061	11.03 to 14.78	$6,533,485	1.35%	1.15% to 1.35%	21.51% to 21.75%

Global Growth Portfolio
2021	42,042	17.87 to 23.87	$987,361	0.05%	1.15% to 1.65%	16.28% to 16.52%
2020	45,228	15.35 to 20.48	$912,647	0.39%	1.15% to 1.65%	18.96% to 19.20%
2019	50,326	12.89 to 17.19	$853,071	0.61%	1.15% to 1.35%	24.24% to 24.49%
2018	45,540	10.36 to 13.80	$619,413	0.50%	1.15% to 1.35%	-7.53% to -7.35%
2017	52,970	11.20 to 14.90	$778,903	0.05%	1.15% to 1.35%	22.86% to 23.10%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Mid Cap Growth Portfolio
2021	427,945	11.13 to 38.34	$15,115,909	0.00%	1.15% to 1.65%	14.45% to 15.02%
2020	407,452	13.97 to 33.33	$12,968,074	0.00%	1.15% to 1.65%	47.00% to 47.29%
2019	336,365	15.48 to 22.63	$7,345,062	0.00%	1.15% to 1.35%	36.09% to 36.36%
2018	317,576	11.37 to 16.59	$5,076,728	0.00%	1.15% to 1.35%	-1.41% to -1.21%
2017	184,153	11.52 to 16.80	$3,077,186	0.00%	1.15% to 1.35%	25.20% to 25.45%

Science and Technology Portfolio
2021	482,443	11.25 to 45.00	$18,479,733	0.00%	1.15% to 1.65%	13.40% to 13.85%
2020	450,131	13.71 to 39.53	$16,169,446	0.00%	1.15% to 1.65%	33.54% to 33.81%
2019	397,840	15.88 to 29.54	$11,002,776	0.00%	1.15% to 1.35%	47.48% to 47.78%
2018	352,721	10.75 to 19.99	$6,792,018	0.00%	1.15% to 1.35%	-6.51% to -6.32%
2017	281,262	11.49 to 21.34	$5,900,528	0.00%	1.15% to 1.35%	30.35% to 30.61%

Small Cap Growth Portfolio
2021	253,728	9.75 to 25.78	$6,230,393	0.98%	1.15% to 1.65%	2.49% to 2.80%
2020	286,578	13.99 to 25.08	$6,879,809	0.00%	1.15% to 1.65%	35.81% to 36.09%
2019	350,299	13.00 to 18.43	$6,262,869	0.00%	1.15% to 1.35%	21.71% to 21.96%
2018	288,571	10.67 to 15.11	$4,274,134	0.35%	1.15% to 1.35%	-5.41% to -5.22%
2017	194,088	11.27 to 15.94	$3,074,994	0.00%	1.15% to 1.35%	21.47% to 21.71%

SMID Cap Core Portfolio
2021	513,107	11.16 to 26.92	$12,726,961	0.00%	1.15% to 1.65%	18.81% to 19.40%
2020	575,131	12.46 to 22.55	$12,291,898	0.00%	1.15% to 1.65%	5.59% to 5.80%
2019	597,781	11.80 to 21.31	$12,108,958	0.00%	1.15% to 1.35%	22.66% to 22.91%
2018	586,335	9.61 to 17.34	$9,753,034	0.13%	1.15% to 1.35%	-11.69% to -11.52%
2017	541,759	10.88 to 19.60	$10,437,705	0.00%	1.15% to 1.35%	12.21% to 12.43%

Lazard Retirement Series, Inc.
International Equity Portfolio
2021	67,561	12.67 to 15.54	$1,033,501	0.96%	1.15% to 1.65%	4.41% to 4.62%
2020	79,835	12.13 to 14.85	$1,161,559	2.11%	1.15% to 1.65%	6.78% to 7.00%
2019	78,293	11.35 to 13.88	$1,066,624	0.36%	1.15% to 1.35%	19.38% to 19.62%
2018	70,375	11.50 to 11.60	$809,568	1.71%	1.15% to 1.35%	-15.07% to -14.90%
2017	65,805	11.17 to 13.63	$885,891	2.99%	1.15% to 1.35%	20.70% to 20.94%

Global Dynamic Multi Asset Portfolio
2021	89,392	13.13 to 17.01	$1,466,656	2.50%	1.15% to 1.65%	10.44% to 10.66%
2020	89,617	11.88 to 15.37	$1,333,979	0.58%	1.15% to 1.65%	-0.55% to -0.35%
2019	95,029	11.93 to 15.42	$1,423,630	0.05%	1.15% to 1.35%	16.21% to 16.44%
2018	113,874	10.26 to 13.25	$1,480,104	1.29%	1.15% to 1.35%	-7.83% to -7.64%
2017	131,444	11.12 to 14.34	$1,875,157	0.00%	1.15% to 1.35%	18.92% to 19.15%

Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio
2021	158,412	10.04 to 14.33	$2,172,825	4.82%	1.15% to 1.65%	-0.31% to -0.11%
2020	102,341	11.58 to 14.34	$1,448,658	3.65%	1.15% to 1.65%	5.68% to 5.89%
2019	90,685	10.95 to 13.55	$1,216,548	5.73%	1.15% to 1.35%	12.48% to 12.71%
2018	62,143	9.72 to 12.02	$740,055	4.80%	1.15% to 1.35%	-5.46% to -5.27%
2017	59,840	12.60 to 12.69	$755,250	6.81%	1.15% to 1.35%	6.98% to 7.19%

ClearBridge Variable Mid Cap Portfolio
2021	594,559	12.20 to 29.23	$15,388,407	0.03%	1.15% to 1.65%	26.29% to 26.92%
2020	474,707	13.18 to 23.03	$10,335,598	0.04%	1.15% to 1.65%	13.56% to 13.78%
2019	465,165	12.06 to 20.24	$8,962,113	0.38%	1.15% to 1.35%	30.87% to 31.13%
2018	466,070	9.21 to 15.43	$6,854,418	0.23%	1.15% to 1.35%	-13.98% to -13.80%
2017	313,410	10.69 to 17.91	$5,378,396	0.23%	1.15% to 1.35%	11.04% to 11.27%

ClearBridge Variable Dividend Strategy Portfolio
2021	1,632,730	12.60 to 28.30	$44,503,516	1.48%	1.15% to 1.65%	24.54% to 25.17%
2020	1,361,021	11.89 to 22.61	$30,049,701	1.24%	1.15% to 1.65%	6.05% to 6.26%
2019	1,081,566	13.57 to 21.27	$22,541,018	1.28%	1.15% to 1.35%	29.65% to 29.91%
2018	658,506	10.46 to 16.38	$10,619,124	1.49%	1.15% to 1.35%	-6.28% to -6.09%
2017	662,445	11.15 to 17.44	$11,393,886	1.71%	1.15% to 1.35%	17.42% to 17.65%

ClearBridge Variable Small Cap Growth Portfolio
2021	236,670	10.38 to 35.61	$6,932,627	0.00%	1.15% to 1.65%	10.47% to 11.03%
2020	177,253	14.24 to 32.08	$5,195,487	0.00%	1.15% to 1.65%	40.99% to 41.27%
2019	193,412	14.51 to 22.70	$4,103,400	0.00%	1.15% to 1.35%	24.86% to 25.11%
2018	185,364	11.61 to 18.15	$3,162,135	0.00%	1.15% to 1.35%	1.82% to 2.02%
2017	134,260	11.39 to 17.79	$2,265,491	0.00%	1.15% to 1.35%	22.25% to 22.50%

ClearBridge Variable Aggressive Growth Portfolio
2021	68,143	13.36 to 14.94	$1,005,438	0.22%	1.15% to 1.65%	8.57% to 8.78%
2020	72,627	13.57 to 13.74	$988,742	0.49%	1.15% to 1.65%	16.15% to 16.38%
2019	93,426	11.67 to 11.80	$1,094,690	0.77%	1.15% to 1.35%	23.07% to 23.32%
2018	93,311	9.47 to 9.57	$887,811	0.53%	1.15% to 1.35%	-9.80% to -9.62%
2017	51,539	10.49 to 10.59	$543,603	0.25%	1.15% to 1.35%	14.44% to 14.66%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Western Asset Variable Core Bond Plus Portfolio
2021	7,602,456	9.77 to 11.74	$87,623,863	2.44%	1.15% to 1.65%	-3.80% to -3.31%
2020	6,118,744	10.55 to 12.15	$73,589,537	1.86%	1.15% to 1.65%	7.59% to 7.80%
2019	6,142,269	10.90 to 11.27	$68,641,263	4.58%	1.15% to 1.35%	10.32% to 10.54%
2018	5,466,343	9.87 to 10.19	$55,352,016	4.03%	1.15% to 1.35%	-3.95% to -3.76%
2017	3,804,443	10.27 to 10.59	$40,107,702	4.66%	1.15% to 1.35%	4.28% to 4.49%

ClearBridge Variable Large Cap Growth Portfolio
2021	1,312,966	12.27 to 21.78	$27,674,651	0.00%	1.15% to 1.65%	19.64% to 20.24%
2020	1,060,091	12.65 to 18.12	$19,100,602	0.02%	1.15% to 1.65%	28.66% to 28.92%
2019	1,029,471	13.99 to 14.05	$14,416,052	0.16%	1.15% to 1.35%	30.07% to 30.33%
2018	797,763	10.75 to 10.78	$8,584,085	0.20%	1.15% to 1.35%	-1.57% to -1.37%
2017	331,712	10.92 to 10.93	$3,624,472	0.25%	1.15% to 1.35%	9.24% to 9.33%

Pioneer Variable Contracts Trust
Fund Portfolio
2021	29,893	12.50 to 35.85	$1,042,537	0.08%	1.15% to 1.65%	25.94% to 26.19%
2020	29,118	28.04 to 28.41	$821,287	0.45%	1.15% to 1.65%	22.29% to 22.54%
2019	29,909	22.93 to 23.18	$688,984	0.75%	1.15% to 1.35%	29.27% to 29.53%
2018	32,752	17.74 to 17.90	$582,979	0.81%	1.15% to 1.35%	-3.06% to -2.87%
2017	39,852	18.30 to 18.43	$730,502	1.24%	1.15% to 1.35%	19.73% to 19.97%

Bond Portfolio
2021	4,535,185	9.96 to 12.70	$56,314,245	1.91%	1.15% to 1.65%	-1.42% to -0.93%
2020	3,942,638	10.73 to 12.82	$49,841,041	2.72%	1.15% to 1.65%	6.97% to 7.18%
2019	3,923,827	10.67 to 11.96	$46,394,735	3.03%	1.15% to 1.35%	7.43% to 7.64%
2018	3,700,802	9.92 to 11.11	$40,731,920	3.08%	1.15% to 1.35%	-2.33% to -2.13%
2017	3,303,690	10.15 to 11.35	$37,259,655	2.57%	1.15% to 1.35%	2.26% to 2.46%

Strategic Income Portfolio
2021	1,160,887	10.11 to 12.93	$14,710,111	3.06%	1.15% to 1.65%	0.36% to 0.57%
2020	1,079,626	11.31 to 12.85	$13,675,201	3.14%	1.15% to 1.65%	5.93% to 6.14%
2019	1,105,598	10.66 to 12.11	$13,237,496	3.06%	1.15% to 1.35%	8.05% to 8.26%
2018	1,079,709	9.86 to 11.19	$11,954,464	3.03%	1.15% to 1.35%	-3.26% to -3.06%
2017	1,054,538	10.18 to 11.54	$12,081,157	3.32%	1.15% to 1.35%	3.34% to 3.55%

Equity Income Portfolio
2021	621,636	12.01 to 26.39	$14,747,291	1.21%	1.15% to 1.65%	23.28% to 23.90%
2020	638,005	11.62 to 21.30	$12,659,788	2.13%	1.15% to 1.65%	-1.61% to -1.41%
2019	683,277	12.34 to 21.61	$13,842,968	2.46%	1.15% to 1.35%	23.55% to 23.80%
2018	614,602	9.98 to 17.45	$10,079,474	2.41%	1.15% to 1.35%	-10.00% to -9.82%
2017	455,042	11.08 to 19.35	$8,561,884	1.50%	1.15% to 1.35%	13.64% to 13.86%

High Yield Portfolio
2021	68,144	14.43 to 14.65	$985,864	4.85%	1.15% to 1.65%	4.03% to 4.24%
2020	74,351	13.87 to 14.05	$1,033,879	4.56%	1.15% to 1.65%	0.61% to 0.81%
2019	89,051	13.79 to 13.94	$1,231,954	4.69%	1.15% to 1.35%	12.75% to 12.98%
2018	97,997	12.23 to 12.34	$1,201,429	4.50%	1.15% to 1.35%	-5.24% to -5.05%
2017	112,617	10.22 to 13.00	$1,455,901	4.21%	1.15% to 1.35%	5.57% to 5.79%

Prudential Series Funds
PGIM Jennison Focused Blend Portfolio
2021	18,110	30.23 to 30.23	$547,410	0.00%	1.15% to 1.65%	14.79% to 14.79%
2020	18,436	26.33 to 26.33	$485,480	0.00%	1.15% to 1.65%	28.66% to 28.66%
2019	19,300	20.47 to 20.47	$395,034	0.00%	1.15% to 1.35%	26.68% to 26.68%
2018	17,915	16.16 to 16.16	$289,459	0.00%	1.15% to 1.35%	-6.99% to -6.99%
2017	22,159	17.37 to 17.37	$384,968	0.00%	1.15% to 1.35%	28.01% to 28.01%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Natural Resources Portfolio
2021	71,687	7.26 to 12.93	$529,150	0.00%	1.15% to 1.65%	23.35% to 23.60%
2020	94,469	5.88 to 10.47	$564,254	0.00%	1.15% to 1.65%	10.31% to 10.53%
2019	165,596	5.33 to 9.47	$890,071	0.00%	1.15% to 1.35%	8.78% to 8.99%
2018	102,833	4.90 to 8.70	$512,795	0.00%	1.15% to 1.35%	-19.52% to -19.36%
2017	131,552	6.09 to 10.79	$811,491	0.00%	1.15% to 1.35%	-1.86% to -1.67%

Mid-Cap Growth Portfolio
2021	6,624	31.75 to 32.23	$211,525	0.00%	1.15% to 1.65%	8.75% to 8.97%
2020	9,236	29.20 to 29.58	$270,641	0.00%	1.15% to 1.65%	44.92% to 45.22%
2019	18,290	20.15 to 20.37	$370,390	0.00%	1.15% to 1.35%	35.32% to 35.59%
2018	28,107	14.89 to 15.02	$419,675	0.00%	1.15% to 1.35%	-9.41% to -9.23%
2017	25,997	16.44 to 16.55	$428,302	0.00%	1.15% to 1.35%	20.31% to 20.55%

Royce Capital Fund
Micro-Cap Portfolio
2021	19,895	18.15 to 18.43	$363,453	0.00%	1.15% to 1.65%	27.79% to 28.04%
2020	27,087	14.21 to 14.39	$387,137	0.00%	1.15% to 1.65%	21.89% to 22.14%
2019	40,448	11.65 to 11.78	$473,354	0.00%	1.15% to 1.35%	17.64% to 17.87%
2018	44,262	9.91 to 10.00	$439,782	0.00%	1.15% to 1.35%	-10.51% to -10.33%
2017	46,074	10.44 to 11.15	$511,189	0.55%	1.15% to 1.35%	3.61% to 3.82%

Small Cap Portfolio
2021	475,089	11.75 to 18.19	$8,417,375	1.21%	1.15% to 1.65%	26.60% to 26.98%
2020	557,863	10.31 to 14.33	$7,891,351	0.70%	1.15% to 1.65%	-8.57% to -8.39%
2019	574,363	11.26 to 15.64	$8,893,239	0.42%	1.15% to 1.35%	16.85% to 17.08%
2018	624,142	9.63 to 13.36	$8,283,097	0.32%	1.15% to 1.35%	-9.73% to -9.55%
2017	678,945	14.67 to 14.77	$9,979,307	0.79%	1.15% to 1.35%	3.69% to 3.90%

Alps Fund
Alerian Energy Infrastructure Portfolio
2021	275,796	7.57 to 14.16	$2,270,421	2.42%	1.15% to 1.65%	35.79% to 36.20%
2020	272,475	5.57 to 10.43	$1,604,648	2.67%	1.15% to 1.65%	-26.14% to -25.99%
2019	229,608	7.54 to 9.27	$1,759,551	1.69%	1.15% to 1.35%	18.80% to 19.04%
2018	242,372	6.35 to 7.80	$1,546,879	1.83%	1.15% to 1.35%	-20.05% to -19.89%
2017	255,279	7.94 to 9.74	$2,035,885	2.02%	1.15% to 1.35%	-2.17% to -1.97%

Red Rocks Global Opportunity Portfolio
2021	118,801	12.44 to 19.01	$2,187,991	4.71%	1.15% to 1.65%	22.27% to 22.52%
2020	111,263	14.27 to 15.52	$1,697,631	10.68%	1.15% to 1.65%	7.78% to 8.00%
2019	111,694	13.23 to 14.37	$1,583,062	0.00%	1.15% to 1.35%	37.96% to 38.24%
2018	114,555	9.58 to 10.39	$1,177,653	5.29%	1.15% to 1.35%	-13.71% to -13.54%
2017	132,509	11.09 to 12.02	$1,584,399	3.76%	1.15% to 1.35%	23.29% to 23.53%

American Funds IS
Asset Allocation Fund
2021	7,211,662	11.27 to 17.75	$119,153,303	1.46%	1.15% to 1.65%	12.96% to 13.53%
2020	6,004,701	11.50 to 15.64	$88,570,731	1.49%	1.15% to 1.65%	10.65% to 10.87%
2019	4,963,246	12.13 to 14.10	$67,128,532	1.88%	1.15% to 1.35%	19.30% to 19.54%
2018	3,553,526	10.16 to 11.80	$41,272,047	1.66%	1.15% to 1.35%	-6.12% to -5.93%
2017	2,854,380	10.81 to 12.54	$35,466,015	1.60%	1.15% to 1.35%	14.36% to 14.59%

Washington Mutual Investors Fund
2021	2,680,860	12.36 to 19.85	$49,652,767	1.33%	1.15% to 1.65%	25.43% to 26.05%
2020	2,417,351	11.40 to 15.75	$36,024,945	1.46%	1.15% to 1.65%	7.01% to 7.23%
2019	2,386,962	10.64 to 14.68	$33,582,903	1.99%	1.15% to 1.35%	19.41% to 19.65%
2018	2,058,862	8.91 to 12.27	$24,755,085	2.09%	1.15% to 1.35%	-10.15% to -9.97%
2017	1,617,244	11.13 to 13.63	$21,744,911	2.12%	1.15% to 1.35%	15.14% to 15.37%

Ultra-Short Bond Fund
2021	2,165,979	9.07 to 9.83	$19,802,623	0.00%	1.15% to 1.65%	-2.05% to -1.86%
2020	2,435,388	9.26 to 9.79	$22,701,543	0.25%	1.15% to 1.65%	-1.59% to -1.40%
2019	1,167,783	9.41 to 9.93	$11,045,280	1.66%	1.15% to 1.35%	0.04% to 0.24%
2018	1,173,610	9.41 to 9.92	$11,075,480	0.82%	1.15% to 1.35%	-0.23% to -0.02%
2017	1,347,923	9.43 to 9.93	$12,736,983	0.07%	1.15% to 1.35%	-1.18% to -0.98%

Capital Income Builder Fund
2021	1,485,983	11.16 to 13.49	$19,785,719	2.55%	1.15% to 1.65%	13.14% to 13.37%
2020	1,419,418	11.64 to 11.90	$16,723,670	2.52%	1.15% to 1.65%	2.71% to 2.92%
2019	1,503,121	11.32 to 11.56	$17,233,347	2.68%	1.15% to 1.35%	16.04% to 16.27%
2018	1,391,166	9.74 to 9.94	$13,739,071	2.72%	1.15% to 1.35%	-8.50% to -8.32%
2017	1,175,195	10.64 to 10.85	$12,674,558	2.67%	1.15% to 1.35%	11.14% to 11.36%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Global Growth Fund
2021	1,388,857	11.38 to 23.83	$30,392,788	0.21%	1.15% to 1.65%	14.24% to 14.81%
2020	960,028	13.10 to 20.76	$18,882,735	0.13%	1.15% to 1.65%	28.42% to 28.67%
2019	762,115	13.60 to 16.13	$11,989,570	1.05%	1.15% to 1.35%	33.07% to 33.33%
2018	581,969	10.21 to 12.10	$6,906,376	0.63%	1.15% to 1.35%	-10.46% to -10.28%
2017	402,383	11.39 to 13.48	$5,351,879	0.68%	1.15% to 1.35%	29.36% to 29.62%

Capital World Growth and Income Fund
2021	1,148,690	11.22 to 17.74	$19,850,007	1.59%	1.15% to 1.65%	12.82% to 13.15%
2020	969,706	12.58 to 15.68	$14,909,631	1.05%	1.15% to 1.65%	7.09% to 7.30%
2019	798,022	13.04 to 14.61	$11,434,351	1.85%	1.15% to 1.35%	28.98% to 29.24%
2018	788,349	10.10 to 11.30	$8,809,205	1.78%	1.15% to 1.35%	-11.10% to -10.93%
2017	567,275	11.35 to 12.69	$7,127,276	2.60%	1.15% to 1.35%	24.14% to 24.39%

Global Small Capitalization Fund
2021	457,807	10.16 to 18.53	$8,014,793	0.00%	1.15% to 1.65%	4.79% to 5.21%
2020	336,465	13.96 to 17.61	$5,852,838	0.10%	1.15% to 1.65%	27.65% to 27.91%
2019	341,552	12.91 to 13.77	$4,652,407	0.01%	1.15% to 1.35%	29.48% to 29.74%
2018	289,207	9.96 to 10.61	$3,041,269	0.02%	1.15% to 1.35%	-12.01% to -11.83%
2017	209,334	11.31 to 12.04	$2,497,720	0.37%	1.15% to 1.35%	23.94% to 24.19%

Growth Fund
2021	2,129,685	11.82 to 33.82	$64,985,480	0.06%	1.15% to 1.65%	19.69% to 20.29%
2020	1,663,314	14.25 to 28.11	$44,819,781	0.20%	1.15% to 1.65%	49.68% to 49.98%
2019	1,654,362	14.29 to 18.75	$29,881,613	0.59%	1.15% to 1.35%	28.69% to 28.95%
2018	1,508,344	11.10 to 14.54	$21,307,468	0.30%	1.15% to 1.35%	-1.85% to -1.65%
2017	1,103,029	11.29 to 14.78	$15,869,916	0.53%	1.15% to 1.35%	26.27% to 26.53%

Growth-Income Fund
2021	3,107,515	12.21 to 22.40	$65,545,627	1.02%	1.15% to 1.65%	21.77% to 22.38%
2020	2,356,953	11.95 to 18.31	$41,994,585	1.11%	1.15% to 1.65%	11.73% to 11.95%
2019	2,283,141	13.49 to 16.35	$36,495,223	1.61%	1.15% to 1.35%	24.17% to 24.42%
2018	1,915,078	10.86 to 13.14	$24,681,484	1.46%	1.15% to 1.35%	-3.38% to -3.18%
2017	1,426,572	11.22 to 13.58	$19,064,147	1.52%	1.15% to 1.35%	20.44% to 20.68%

International Fund
2021	882,009	9.51 to 13.31	$11,409,124	2.66%	1.15% to 1.65%	-3.32% to -2.84%
2020	642,754	13.34 to 13.70	$8,717,502	0.41%	1.15% to 1.65%	12.13% to 12.36%
2019	645,003	11.92 to 12.19	$7,796,962	1.31%	1.15% to 1.35%	21.02% to 21.27%
2018	621,781	9.84 to 10.05	$6,210,405	1.87%	1.15% to 1.35%	-14.58% to -14.40%
2017	417,580	11.51 to 11.74	$4,880,259	1.56%	1.15% to 1.35%	30.13% to 30.39%

International Growth and Income Fund
2021	766,730	10.19 to 13.29	$9,234,676	3.01%	1.15% to 1.65%	3.58% to 3.89%
2020	640,891	11.54 to 12.83	$7,449,803	1.17%	1.15% to 1.65%	4.31% to 4.52%
2019	618,116	11.06 to 11.83	$6,885,708	2.48%	1.15% to 1.35%	20.82% to 21.06%
2018	531,031	9.16 to 9.78	$4,886,791	2.53%	1.15% to 1.35%	-12.65% to -12.48%
2017	353,383	10.48 to 11.18	$3,723,128	2.50%	1.15% to 1.35%	23.05% to 23.30%

New World Fund
2021	2,754,916	10.17 to 15.37	$40,593,240	0.67%	1.15% to 1.65%	2.92% to 3.43%
2020	2,532,532	13.72 to 14.87	$36,511,158	0.04%	1.15% to 1.65%	21.64% to 21.88%
2019	2,582,959	11.78 to 12.21	$30,590,094	0.80%	1.15% to 1.35%	27.09% to 27.34%
2018	2,403,071	9.27 to 9.59	$22,371,637	0.76%	1.15% to 1.35%	-15.41% to -15.24%
2017	1,902,356	10.96 to 11.32	$20,915,092	0.90%	1.15% to 1.35%	27.33% to 27.59%

U.S. Government Securities Fund
2021	2,964,880	9.79 to 11.05	$32,366,325	1.10%	1.15% to 1.65%	-2.50% to -2.01%
2020	3,117,013	10.04 to 11.28	$34,858,071	2.24%	1.15% to 1.65%	8.01% to 8.23%
2019	1,397,204	10.22 to 10.42	$14,512,239	2.15%	1.15% to 1.35%	3.73% to 3.94%
2018	1,000,237	9.85 to 10.02	$9,996,749	1.25%	1.15% to 1.35%	-0.85% to -0.65%
2017	866,874	9.92 to 10.09	$8,709,523	1.10%	1.15% to 1.35%	-0.08% to 0.12%

Invesco Oppenheimer
International Growth Fund
2021	1,638,784	10.90 to 14.86	$23,648,637	0.00%	1.15% to 1.65%	8.32% to 8.86%
2020	1,158,924	13.06 to 13.65	$15,661,018	0.62%	1.15% to 1.65%	19.41% to 19.65%
2019	1,012,466	11.19 to 11.41	$11,452,452	0.64%	1.15% to 1.35%	26.24% to 26.49%
2018	701,888	8.86 to 9.02	$6,284,910	0.63%	1.15% to 1.35%	-20.64% to -20.48%
2017	321,075	11.15 to 11.34	$3,621,877	0.70%	1.15% to 1.35%	24.75% to 25.00%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

	December 31			Year Ended December 31
	Units	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
T. Rowe Price
Blue Chip Growth Portfolio
2021	3,004,374	11.81 to 26.09	$72,818,683	0.00%	1.15% to 1.65%	15.41% to 15.99%
2020	2,532,772	12.62 to 22.49	$55,679,399	0.00%	1.15% to 1.65%	32.12% to 32.38%
2019	2,495,804	15.03 to 16.99	$41,710,940	0.00%	1.15% to 1.35%	27.84% to 28.10%
2018	1,899,467	11.75 to 13.26	$24,860,206	0.00%	1.15% to 1.35%	0.28% to 0.48%
2017	1,239,795	11.70 to 13.20	$16,205,947	0.00%	1.15% to 1.35%	34.01% to 34.28%

Health Sciences Portfolio
2021	1,821,742	10.60 to 19.92	$31,918,351	0.00%	1.15% to 1.65%	11.09% to 11.54%
2020	1,456,738	12.30 to 17.87	$23,872,615	0.00%	1.15% to 1.65%	27.53% to 27.79%
2019	1,244,908	12.68 to 13.99	$15,981,066	0.00%	1.15% to 1.35%	26.91% to 27.16%
2018	998,792	10.00 to 11.01	$10,053,170	0.00%	1.15% to 1.35%	-0.50% to -0.30%
2017	710,023	10.05 to 11.05	$7,168,782	0.00%	1.15% to 1.35%	25.60% to 25.86%

John Hancock Variable Insurance Trust
Financial Industries Portfolio
2021	228,576	12.42 to 15.83	$3,193,107	0.84%	1.15% to 1.65%	27.65% to 27.90%
2020	71,200	10.91 to 10.96	$778,002	1.12%	1.15% to 1.65%	0.61% to 0.82%
2019	46,129	10.84 to 10.88	$500,705	4.14%	1.15% to 1.35%	29.75% to 30.01%
2018	17,208	8.35 to 8.37	$143,851	0.76%	1.15% to 1.35%	-16.46% to -16.35%

Fundamental All Cap Core Portfolio
2021	27,993	12.73 to 19.05	$526,161	0.00%	1.15% to 1.65%	28.59% to 28.72%
2020	6,560	14.70 to 14.74	$96,473	0.18%	1.15% to 1.65%	24.95% to 25.07%
2019	6,566	11.77 to 11.79	$77,274	0.28%	1.15% to 1.35%	34.36% to 34.49%
2018	5,611	8.76 to 8.76	$49,138	0.03%	1.15% to 1.35%	-12.42% to -12.42%

Select Bond Portfolio
2021	36,371	9.83 to 11.38	$408,926	2.62%	1.15% to 1.65%	-2.72% to -2.52%
2020	27,255	11.61 to 11.67	$317,121	3.30%	1.15% to 1.65%	7.39% to 7.61%
2019	14,697	10.81 to 10.85	$159,157	4.16%	1.15% to 1.35%	7.27% to 7.49%
2018	385	10.08 to 10.09	$3,876	3.83%	1.15% to 1.35%	0.80% to 0.94%

Strategic Income Opportunities Portfolio
2021	78,038	9.98 to 11.09	$856,163	3.33%	1.15% to 1.65%	-0.85% to -0.45%
2020	40,279	10.91 to 11.14	$446,640	1.75%	1.15% to 1.65%	6.91% to 7.12%
2019	27,218	10.37 to 10.40	$282,324	3.43%	1.15% to 1.35%	9.27% to 9.48%
2018	9,090	9.49 to 9.50	$86,302	3.92%	1.15% to 1.35%	-5.10% to -4.98%

Federated Hermes
High Income Bond Portfolio
2021	105,236	10.29 to 11.28	$1,169,323	2.80%	1.15% to 1.65%	3.04% to 3.25%
2020	39,064	10.79 to 10.83	$422,194	7.23%	1.15% to 1.65%	4.04% to 4.25%
2019	33,419	10.37 to 10.38	$346,785	0.00%	1.15% to 1.35%	3.74% to 3.81%

Kaufmann Portfolio
2021	429,356	9.96 to 14.03	$5,839,773	0.00%	1.15% to 1.65%	0.59% to 1.09%
2020	296,261	11.99 to 13.88	$4,080,488	0.00%	1.15% to 1.65%	26.76% to 27.01%
2019	67,817	10.91 to 10.92	$740,188	0.00%	1.15% to 1.35%	9.10% to 9.25%

Managed Volatility Portfolio
2021	37,416	11.53 to 12.79	$463,399	0.52%	1.15% to 1.65%	16.67% to 16.90%
2020	6,463	10.64 to 10.67	$68,794	2.50%	1.15% to 1.65%	-0.65% to -0.45%
2019	2,425	10.71 to 10.72	$25,983	0.00%	1.15% to 1.35%	7.08% to 7.23%

Principal Variable Contracts
Blue Chip Fund
2021	7,386	11.22 to 11.22	$82,878	0.00%	1.15% to 1.65%	12.20% to 12.20%

Equity Income Fund
2021	12,488	10.80 to 10.84	$135,176	0.81%	1.15% to 1.65%	8.03% to 8.10%

Diversified Balance Fund
2021	29,989	10.49 to 10.53	$315,354	1.14%	1.15% to 1.65%	4.93% to 5.14%

Diversified Growth Fund
2021	24,924	10.66 to 10.67	$265,780	0.00%	1.15% to 1.65%	6.56% to 6.63%

Diversified Income Fund
2021	75,480	10.33 to 10.34	$780,251	3.86%	1.15% to 1.65%	3.30% to 3.44%

Midland National Life Insurance Company

Separate Account C

Notes to Financial Statements

*

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.

**

The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***

The Total Return is calculated as the change in the unit value of the underlying portfolio and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

6.	Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, as amended (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investment of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Midland National Life believes, based on assurances from the Funds, that the Separate Account C satisfies the current requirements of the regulations.

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

FINANCIAL STATEMENTS – STATUTORY BASIS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 and 2019

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

TABLE OF CONTENTS

DECEMBER 31, 2021, 2020 and 2019

Report of Independent Auditors

To the Board of Directors and Management of Midland National Life Insurance Company

Opinions

We have audited the accompanying statutory basis financial statements of Midland National Life Insurance Company (the “Company”), which comprise the statements of admitted assets, liabilities and capital and surplus - statutory basis as of December 31, 2021 and 2020, and the related statements of operations - statutory basis and changes in capital and surplus - statutory basis, and of cash flows - statutory basis for each of the three years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus - statutory basis of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2021.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, Hub Tower, 699 Walnut Street, Des Moines, Iowa 50309

T: (515) 246 3800, www.pwc.com/us

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

April 21, 2022

2

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS -STATUTORY BASIS

AS OF DECEMBER 31, 2021 and 2020

(Dollars in Thousands, except par value)

	2021	2020
ADMITTED ASSETS
Bonds	$52,703,583	$47,814,526
Stocks
Preferred	1,920,572	1,409,297
Common - subsidiaries	269,866	279,528
Common - other	601,668	433,602
Mortgage loans	3,663,334	4,403,274
Real estate	100,145	100,995
Policy loans	416,799	404,383
Cash, cash equivalents and short-term investments	2,029,737	1,448,036
Receivable for securities	54,083	3,720
Derivative instruments	519,979	459,488
Other invested assets	3,131,376	2,337,913

Total cash and invested assets	65,411,142	59,094,762
Policy premiums due, deferred or uncollected	164,822	158,947
Accrued investment income	520,054	461,240
Current federal income tax receivable	—	74,525
Net deferred tax asset	339,238	303,318
Company owned life insurance	1,300,481	1,124,804
Other admitted assets	72,250	265,303
Separate account assets	6,530,759	5,779,605

Total admitted assets	$74,338,746	$67,262,504

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities for future policy benefits	$43,928,249	$43,223,475
Liabilities for deposit-type contracts	585,759	344,604
Policy and contract claims	241,007	246,619
Other policyholder funds	3,121	2,958

Total policyholder liabilities	44,758,136	43,817,656
Amounts payable for reinsurance	48,214	62,382
Interest maintenance reserve	85,174	60,632
Asset valuation reserve	689,593	506,759
Repurchase agreements, FHLB advances and collateral on derivatives	7,932,459	7,548,006
Payable for securities	209,610	110,817
Funds held under coinsurance	7,909,077	4,545,324
Derivative instruments	158,438	176,402
Accrued expenses and other liabilities	1,002,353	688,153
Current federal income tax payable	56,525	—
Separate account liabilities	6,240,725	5,541,314

Total liabilities	69,090,304	63,057,445
Capital and surplus
Common stock - $1 par value; 2,549,439 shares authorized, issued, and outstanding	2,549	2,549
Surplus notes	1,037,000	1,037,000
Additional paid-in capital	793,927	793,927
Unassigned surplus	3,414,966	2,371,583

Total capital and surplus	5,248,442	4,205,059

Total liabilities and capital and surplus	$74,338,746	$67,262,504

The accompanying notes are an integral part of these statutory basis financial statements.

3

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

STATEMENTS OF OPERATIONS – STATUTORY BASIS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

	2021	2020	2019
REVENUES
Life insurance and annuity premiums and other considerations	$4,091,787	$6,462,830	$3,266,328
Net investment income	3,450,756	2,320,212	2,353,707
Commissions and expense allowances on reinsurance ceded	243,438	96,559	76,949
Amortization of interest maintenance reserve	23,476	22,463	28,652
Reserve adjustments on reinsurance ceded	(1,576,570)	(523,700)	(102,717)
Investment income ceded - funds withheld reinsurance	(967,336)	(187,482)	(225,489)
Other income	337,667	241,779	121,501

Total revenues	5,603,218	8,432,661	5,518,931

BENEFITS AND EXPENSES
Life and annuity policy benefits	3,260,079	2,969,121	2,981,481
Increase in liabilities for future life and annuity policy benefits	704,775	4,300,648	1,394,173
Commissions	434,736	393,037	335,074
General expenses	275,720	252,016	220,706
Insurance taxes, licenses and fees	76,271	49,089	40,255
Transfers to interest maintenance reserve ceded	(513,281)	—	—
Net transfers to (from) separate accounts	256,724	(2,377)	70,516

Total benefits and expenses	4,495,024	7,961,534	5,042,205

Net gain from operations before federal income taxes and net realized capital losses	1,108,194	471,127	476,726
Federal income tax expense	122,814	125,687	70,237

Net gain from operations before net realized capital losses	985,380	345,440	406,489

Net realized capital losses	(28,783)	(192,814)	(35,289)

Net income	$956,597	$152,626	$371,200

The accompanying notes are an integral part of these statutory basis financial statements.

4

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS – STATUTORY BASIS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

	Common Stock	Surplus Notes	Additional Paid-In Capital	Unassigned Surplus	Total Capital and Surplus
Balances at December 31, 2018	$2,549	$837,000	$618,927	$2,112,732	$3,571,208
Net income	—	—	—	371,200	371,200
Change in net unrealized capital gains (losses)	—	—	—	101,239	101,239
Change in net deferred income tax	—	—	—	39,873	39,873
Change in nonadmitted assets	—	—	—	(1,163)	(1,163)
Change in asset valuation reserve	—	—	—	(49,507)	(49,507)
Change in surplus as a result of reinsurance	—	—	—	66,800	66,800
Dividends to stockholder	—	—	—	(222,306)	(222,306)
OPEB SSAP92 adjustment	—	—	—	(2,919)	(2,919)
Correction of errors from prior periods	—	—	—	(21,994)	(21,994)

Balances at December 31, 2019	2,549	837,000	618,927	2,393,955	3,852,431
Net income	—	—	—	152,626	152,626
Change in net unrealized capital gains (losses)	—	—	—	(114,070)	(114,070)
Change in net deferred income tax	—	—	—	116,682	116,682
Change in nonadmitted assets	—	—	—	(84,726)	(84,726)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	(221)	(221)
Change in reserve on account of change in valuation basis	—	—	—	12,573	12,573
Change in asset valuation reserve	—	—	—	(10,351)	(10,351)
Surplus (contributed to) withdrawn from
Separate Accounts during period	—	—	—	41,000	41,000
Other changes in surplus in Separate
Accounts statement	—	—	—	(41,000)	(41,000)
Change in surplus notes	—	200,000	—	—	200,000
Additional paid in surplus	—	—	175,000	—	175,000
Change in surplus as a result of reinsurance	—	—	—	113,521	113,521
Dividends to stockholder	—	—	—	(205,109)	(205,109)
OPEB SSAP92 adjustment	—	—	—	(3,297)	(3,297)

Balances at December 31, 2020	2,549	1,037,000	793,927	2,371,583	4,205,059
Net income	—	—	—	956,597	956,597
Change in net unrealized capital gains (losses)	—	—	—	(39,962)	(39,962)
Change in net deferred income tax	—	—	—	54,769	54,769
Change in nonadmitted assets	—	—	—	26,861	26,861
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	(25)	(25)
Change in asset valuation reserve	—	—	—	(182,835)	(182,835)
Change in surplus as a result of reinsurance	—	—	—	464,272	464,272
Dividends to stockholder	—	—	—	(299,652)	(299,652)
OPEB SSAP92 adjustment	—	—	—	2,708	2,708
Change in accounting principle	—	—	—	60,650	60,650

Balances at December 31, 2021	$2,549	$1,037,000	$793,927	$3,414,966	$5,248,442

The accompanying notes are an integral part of these statutory basis financial statements.

5

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

STATEMENTS OF CASH FLOW – STATUTORY BASIS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

	2021	2020	2019
OPERATING ACTIVITIES
Life insurance and annuity premiums and other considerations	$4,088,513	$6,461,161	$3,264,196
Net investment income	3,243,915	2,136,137	2,236,611
Other income	875,971	278,494	207,103
Benefits paid	(4,850,647)	(3,391,507)	(3,082,581)
Net transfers (to) from separate account	(257,988)	1,447	(72,759)
Insurance expenses paid	(1,708,220)	(873,997)	(836,727)
Federal income taxes paid	(172,760)	(91,074)	(26,315)

Net cash provided by operating activities	1,218,784	4,520,661	1,689,528

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
Bonds	13,845,623	9,537,035	7,027,473
Preferred and common stocks	235,378	117,761	90,107
Mortgage loans	1,115,348	312,026	647,329
Real estate	—	63	9,078
Other invested assets	705,944	261,725	149,623
Miscellaneous proceeds	99,393	14,373	5,475
Cost of investments acquired
Bonds	(18,064,480)	(13,581,973)	(7,934,329)
Preferred and common stocks	(862,211)	(804,395)	(222,779)
Mortgage loans	(358,167)	(239,315)	(662,356)
Real estate	(1,717)	(62,948)	(20,461)
Other invested assets	(1,303,835)	(599,269)	(369,157)
Miscellaneous applications	(110,536)	(136,699)	(22,385)
Net change in policy loans	(12,695)	(9,424)	(20,206)

Net cash used in investing activities	(4,711,955)	(5,191,040)	(1,322,588)

FINANCING ACTIVITIES
Surplus notes	—	200,000	—
Company owned life insurance	—	834	(521,516)
Capital and paid in surplus	175,000	—	—
Net change in collateral liability	55,077	(6,987)	253,511
Net change in repurchase agreements and FHLB advances	329,376	1,066,824	(22,332)
Net withdrawals on deposit-type contract	226,724	(219,853)	(17,199)
Dividends paid to stockholder	(299,652)	(205,109)	(222,306)
Net change in funds held under coinsurance	3,363,753	321,184	(100,073)
Net change in remittances and items not allocated	295,258	352,580	11,107
Other cash provided (used)	(70,664)	114,532	72,931

Net cash provided (used) by financing activity and other sources	4,074,872	1,624,006	(545,877)

RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
Net change in cash, cash equivalents and short-term investments	581,701	953,627	(178,937)
Cash, cash equivalents and short-term investments:
Beginning of year	1,448,036	494,409	673,346

End of year	$2,029,737	$1,448,036	$494,409

The accompanying notes are an integral part of these statutory basis financial statements.

6

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

STATEMENTS OF CASH FLOW – STATUTORY BASIS

FOR THE YEARS ENDED DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

SUPPLEMENTAL CASH FLOW
Non-cash transactions:
Accrued capital contribution from parent	$—	$175,000	$—
Capitalized Interest	50,111	75,078	64,135

The accompanying notes are an integral part of these statutory basis financial statements.

7

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

1.	NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES AND PROCEDURES

Organization

Midland National Life Insurance Company (“Midland National” or the “Company”) is a stock life insurance company domiciled in the state of Iowa. The Company operates predominantly in the individual life and annuity business of the life insurance industry and is licensed to operate in 49 states, the District of Columbia, and several U.S. territories. The Company is a wholly owned subsidiary of Sammons Financial Group, Inc. (“SFG”), which is a wholly owned subsidiary of Sammons Enterprises, Inc. (“SEI”). MNL Reinsurance Company (“MNL Re”), Solberg Reinsurance Company (“Solberg Re”) and Canal Reinsurance Company (“Canal Re”), subsidiaries of Midland National, are captive reinsurance companies domiciled in Iowa. The Company is affiliated through common ownership with North American Company for Life and Health Insurance (“North American”), Sammons Securities, Inc. (“Sammons Securities”), Sammons Institutional Group, Inc. (“SIG”), SFG Tenura, LLC (“Tenura”), Heyday Insurance Agency, LLC (“Heyday”), Beacon Capital Management, Inc. (“Beacon”), SFG Bermuda, LTD (“SFG Bermuda”), and Property Disposition, Inc. (“PDI”).

Basis of presentation

The Company is domiciled in Iowa and prepares its statutory basis financial statements in accordance with accounting practices prescribed or permitted by the Iowa Insurance Division. Prescribed statutory accounting practices (“SAP”) include state laws, regulations and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (“NAIC”), including the NAIC Annual Statement Instructions, and the NAIC Accounting Practices and Procedures Manual (“NAIC SAP”). The NAIC SAP was promulgated within a set of approved and published Statements of Statutory Accounting Principles (“SSAP”). Permitted practices encompass all accounting practices not so prescribed. The Company’s capital and surplus was adequate for regulatory purposes prior to the effect of the prescribed practices described below and would not have been subject to a risk-based capital triggering event. The Company’s financial statements reflect the following prescribed practices in 2021, 2020 and 2019:

a.

Iowa Bulletin 07-06 – In 2006 the Commissioner of Insurance of the State of Iowa issued Bulletin 07-06 that allows a prescribed practice for Iowa domiciled companies. This prescribed practice instructs insurance companies to use other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. Based on this prescribed practice the Company adopted Bulletin 07-06 in 2006 and presents the assets on its Bank-Owned Life Insurance (“BOLI”) Separate Account at book value. The impact of applying this prescribed practice had no impact on 2021 statutory net income; however, Capital and Surplus as of December 31, 2021 is decreased by $232,837 as a result of this prescribed practice. The impact of applying this prescribed practice had no impact on 2020 statutory net income; however, Capital and Surplus as of December 31, 2020 is decreased by $312,374 as a result of this prescribed practice. The impact of applying this prescribed practice had no impact on 2019 statutory net income; however, Capital and Surplus as of December 31, 2019 is decreased by $191,482 as a result of this prescribed practice.

8

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

b.

Iowa Administrative Code 191 – Chapter 97, “Accounting for Certain Derivative Instruments Used to Hedge the Growth in Interest Credited for Indexed Insurance Products and Accounting for the Indexed Insurance Products Reserve” (“IAC 191-97”). This prescribed practice allows insurance companies domiciled in Iowa to account for eligible derivative assets at amortized cost, if the insurance company can demonstrate it meets the criteria for an economic hedge. Eligible derivative assets include call or put options that are purchased to hedge the growth in interest credited to an indexed product as a direct result of changes in the related external index or indices, or call or put options that are written to offset all or a portion of a purchased call or put option. Other derivative instruments such as index futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for those instruments does not exist. IAC 191-97 also prescribes that insurance companies determine indexed annuity reserve calculations based on the Guideline 35 Reserve assuming the fair value of the call option(s) associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. This prescribed accounting practice must be applied to both the indexed reserves and the call/put options used to hedge indexed insurance products. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2021 by $16,763 and the cumulative effect on Capital and Surplus at December 31, 2021 was a decrease of $235,146. The impact of applying this prescribed practice decreased the Company’s statutory net income for the year ended December 31, 2020 by $35,751 and the cumulative effect on Capital and Surplus at December 31, 2020 was a decrease of $251,909. The impact of applying this prescribed practice decreased the Company’s statutory net income for the year ended December 31, 2019 by $278,340 and the cumulative effect on Capital and Surplus at December 31, 2019 was an decrease of $216,158.

Under either the NAIC basis or the IAC 191-97, the Company elects to establish a voluntary reserve to offset the timing mismatch between the derivative instruments and the hedged liabilities, if that mismatch results in an increase in surplus. Under the IAC 191-97, a timing mismatch occurs related to the emergence of earnings. The impact of equity markets is reflected in investment income from futures during the policyholder’s contract years, but is not reflected in the reserve until the policy anniversary, at which time the index credit is applied to the account value. The voluntary reserve established as of December 31, 2021 is $117,560 which offsets the portion of investment income on futures that has been determined to represent earnings that will be used to fund index credits that have not yet been applied to policy account balances. This eliminates the timing mismatch of the assets and liabilities calculated in accordance with IAC 191-97. Under the NAIC basis, a voluntary reserve of $352,707 would have been established as of December 31, 2021 to eliminate the timing mismatch of the assets and liabilities. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in no impact to the Company’s statutory net income for the year ended December 31, 2021 and there was no cumulative impact to the Company’s Capital and Surplus at December 31, 2021. The voluntary reserve established as of December 31, 2020 was $126,888 which offsets the portion of investment income on futures that has been determined to represent earnings that will be used to fund index credits that have not yet been applied to policy account balances. This eliminates the timing mismatch of the assets and liabilities calculated in

9

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

accordance with IAC 191-97. Under the NAIC basis, a voluntary reserve of $378,798 would have been established as of December 31, 2020 to eliminate the timing mismatch of the assets and liabilities. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in no impact to the Company’s statutory net income for the year ended December 31, 2020 and there was no cumulative impact to the Company’s Capital and Surplus at December 31, 2020. The voluntary reserve established as of December 31, 2019 is $102,324 which offsets the portion of investment income on futures that has been determined to represent earnings that will be used to fund index credits that have not yet been applied to policy account balances. This eliminates the timing mismatch of the assets and liabilities calculated in accordance with IAC 191-97. Under the NAIC basis, a voluntary reserve of $318,482 would have been established as of December 31, 2019 to eliminate the timing mismatch of the assets and liabilities. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in a decrease to the Company’s statutory net income of $62,182 for the year ended December 31, 2019 and there was no cumulative impact to the Company’s Capital and Surplus at December 31, 2019.

c.

Iowa Administrative Code 191 – Chapter 43, “Annuity Mortality Tables For Use in Determining Reserve Liabilities For Annuities” (“IAC 191-43”) allows a prescribed practice for Iowa domiciled companies. This prescribed practice allows insurance companies domiciled in Iowa to use the Annuity 2000 Mortality Table for determining the minimum standard of valuation for annuities issued during 2015. SSAP 51 requires the 2012 Individual Annuity Reserving (“IAR”) Mortality Table for determining the minimum standard of valuation for annuities issued on or after January 1, 2015. The impact of applying this prescribed practice decreased the Company’s statutory net income for the year ended December 31, 2021 by $38,342 and the cumulative effect on Capital and Surplus at December 31, 2021 was an increase of $18,929. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2020 by $3,295 and the cumulative effect on Capital and Surplus at December 31, 2020 was an increase of $57,271. The impact of applying this prescribed practice increased the Company’s statutory net income for the year ended December 31, 2019 by $1,641 and the cumulative effect on Capital and Surplus at December 31, 2019 was an increase of $53,976.

10

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

The following table compares the Company’s statutory income and capital and surplus according to the NAIC practices to those prescribed by the State of Iowa:

	For the years ended December 31,
	2021	2020	2019
Net Income:
(1) Midland National state basis	$956,597	$152,626	$371,200
(2) State prescribed practice that increase(decrease) NAIC SAP:
(a) Economic hedge of call option derivative assets (IAC 191-97)	16,763	(35,751)	(278,340)
(b) Deferral of 2012 annuity mortality table (IAC 191-43)	(38,342)	3,295	1,641

(3) NAIC SAP (1-2=3)	$978,176	$185,082	$647,899

Surplus:
(4) Midland National state basis	$5,248,442	$4,205,059	$3,852,431
(5) State prescribed practices that increase(decrease) NAIC SAP:
(a) Book value of BOLI separate account assets (Bulletin 07-06)	(232,837)	(312,374)	(191,482)
(b) Economic hedge of call option derivative assets (IAC 191-97)	(235,146)	(251,909)	(216,158)
(c) Deferral of 2012 annuity mortality table (IAC 191-43)	18,929	57,271	53,976

(6) NAIC SAP (4-5=6)	$5,697,496	$4,712,071	$4,206,095

The Company has coinsurance agreements with MNL Re, Solberg Re and Canal Re, which are affiliated limited purpose subsidiary life insurance companies. The Company recognizes reserve credits under these agreements. The reserve credits at MNL Re, Solberg Re and Canal Re, are supported by contingent note guarantees (“LLC Notes”). The LLC Notes held by MNL Re, Solberg Re and Canal Re, function in a manner similar to a standby letter of credit and which the Company is a beneficiary, are admitted assets under Iowa prescribed practice and the surplus generated by the prescribed practice has been retained in the carrying value of MNL Re, Solberg Re and Canal Re. Under NAIC Accounting principles, the LLC Notes would be non-admitted assets.

The impact of the Company’s limited purpose subsidiary life insurance companies applying this prescribed practice has no impact the Company’s statutory net income but the cumulative effect on the Company’s Capital and Surplus was an increase of $2,306,047, $1,969,923, and $1,899,476 as of December 31, 2021, 2020, and 2019, respectively.

If the Company’s subsidiaries had not utilized this prescribed practice, the result would not have triggered a regulatory event at the Company.

The Company’s investment in MNL Re, Solberg Re and Canal Re at December 31, 2021 was $92,474, $69,189 and $108,203, respectively. If the Company’s subsidiaries had not used this prescribed practice, the Company’s investment in MNL Re, Solberg Re and Canal Re at December 31, 2021, respectively, would have been negative $1,245,746, negative $515,717 and negative $274,718.

11

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

The Company reports investment income ceded on funds withheld coinsurance as part of revenue in the Statements of Operations. Under SAP, investment income ceded on funds withheld coinsurance should be reported as an expense. The difference in presentation does not impact the Company’s statutory net income nor the Company’s Capital and Surplus. The Iowa Insurance Division does not object to the Company’s presentation of investment income ceded on funds withheld coinsurance.

SAP differs in some respects from accounting principles generally accepted in the United States (“GAAP”). The more significant of these differences are as follows:

•	Acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies;

•

Policy reserves on traditional life products are based on statutory mortality and interest rates which may differ from reserves based on expected mortality, interest and withdrawals which include a provision for possible unfavorable deviation from such assumptions. In addition, SAP requires additional reserves according to actuarial guidelines that are not required for GAAP;

•

Policy reserves on universal life and investment products are based on discounting methodologies utilizing statutory interest rates rather than interest rates used to calculate full account values. In addition, SAP requires additional reserves according to actuarial guidelines that are not required by GAAP;

•

Changes in deferred tax assets (“DTAs”) are recorded directly to surplus as opposed to being an item of income tax benefit or expenses for GAAP. Admittance testing may result in a charge to surplus for non-admitted portions of DTAs;

•

An Interest Maintenance Reserve (“IMR”) liability, prescribed by the NAIC, reflects the net accumulated unamortized realized capital gains and losses, net of tax, attributable to changes in market interest rates. Such gains and losses are deferred into the reserve when incurred, rather than recognized as gains or losses in the statement of operations, then amortized back into operations over the expected remaining period to maturity of the investment that was sold. When cumulative capital losses exceed capital gains, a negative IMR liability occurs which is not admitted and is charged directly to unassigned surplus. There were no disallowed IMR liabilities recorded at 2021 and 2020;

•

An Asset Valuation Reserve (“AVR”) liability has been recorded in accordance with the formula prescribed by the NAIC which represents a provision for future impairments of bonds, equity securities, mortgage loans, real estate and other invested assets including temporary declines in the estimated realizable value of such investments. Changes in the AVR reserve are charged directly to unassigned surplus;

12

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

•

Under SAP, certain assets designated as “non-admitted assets” are excluded from the statements of admitted assets, liabilities and capital and surplus and are charged directly to statutory unassigned surplus as follows:

	2021	2020	Changes in 2021
Policy loans	$1,567	$1,289	$278
Other invested assets	372	891	(519)
Agents’ balances	14,189	13,939	250
Amounts recoverable from reinsurers	6,623	7,392	(769)
Net deferred tax asset	134,105	152,426	(18,321)
Electronic data processing equipment	24,087	32,143	(8,056)
Furniture and Equipment	422	571	(149)
Other assets	31,741	31,316	425

Total nonadmitted assets	$213,106	$239,967	$(26,861)

Under GAAP, such assets would be recorded at their net realizable or book value;

•

For universal life and investment products, revenues consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; benefits consist of amounts incurred rather than the excess of the benefits incurred over the policy account value released;

•

Available-for-sale and trading bonds rated by the NAIC as five or higher are reported at amortized cost rather than fair value. Available-for-sale and trading bonds rated by the NAIC as six are reported at the lower of cost or fair value with changes in fair value reported as a change in surplus. Under GAAP reporting, available-for-sale and trading bonds are reported at fair value with changes in fair value presented as a component of other comprehensive income for available-for-sale securities and as a component of net income for trading securities;

•

Redeemable preferred stocks rated three or higher are reported at amortized cost. Redeemable preferred stocks rated by the NAIC as four or lower are reported at the lower of amortized cost or fair value with changes in fair value reported as a change in surplus. Under GAAP, redeemable preferred stocks are reported at fair value with changes in fair value presented as a component of other comprehensive income. Perpetual preferred stocks are carried at fair value not to exceed the current effective call price, regardless of NAIC designations. Unrealized gains and losses are recognized in surplus. Under GAAP, perpetual preferred stocks are reported at fair value with change in fair value presented as a component of earnings;

•

Common stocks, other than common stocks of affiliates, are reported at fair value with changes in fair value reported as a change in surplus. Under GAAP, common stocks, other than common stocks of affiliates, are reported at fair value with changes in fair value presented as a component of net income;

13

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

•	Common stock of subsidiaries is recorded based on the underlying audited statutory equity of the respective entity’s financial statements. GAAP requires consolidation of subsidiaries;

•	The assets and liabilities for reinsurance transactions are generally recorded on a net basis versus a gross basis for GAAP;

•

In accordance with IAC 191-97, option derivative instruments that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices are carried on the statutory statements of admitted assets, liabilities and capital and surplus at amortized cost and any amortization or proceeds from terminated or expired options is reported in income. Other derivative instruments, such as index futures that are used to hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices, are carried at fair value since an amortized cost for these instruments does not exist and the change in fair values is reported as income. Other derivative instruments not qualifying for hedge accounting are carried at fair value with changes in the fair value being recorded directly to unassigned surplus. Derivative instruments not qualifying for hedge accounting are carried on the GAAP balance sheet at fair value, with changes in fair value recognized through income. Under GAAP, indexed life and annuity liabilities and funds withheld coinsurance treaties include embedded derivatives and the change in fair value of the embedded derivative is recognized through income;

•

Under SAP, the statements of cash flow reconcile to changes in cash, cash equivalents and short-term investments with original maturities of one year or less. Under GAAP, the statements of cash flow reconcile to changes in cash;

•

Recognition of the changes in equity from limited partnership investments is recorded directly to surplus under SAP reporting purposes; whereas for GAAP reporting, the equity method reports the change in the equity value through earnings as a component of net investment income;

•

The Company, in accordance with GAAP, performs an analysis related to variable interest entities (“VIE”) on all entities with which it has a financial interest to determine if financial results require consolidation as a primary beneficiary of the VIE. SAP reporting requirements do not require such an analysis;

•	Surplus notes issued by the Company are included in capital and surplus under SAP whereas GAAP reporting includes surplus notes in debt.

•

Under SAP, when total consideration received on securities called before their maturity is greater than the par value of that security, the excess of consideration received over par value is reported as net investment income, while the excess of par value over book value is report as realized capital gains. Under GAAP reporting there is no such requirement to bifurcate total consideration between net investment income and realized capital gains/(losses). As such, the Company recognizes the excess of total consideration received over book value as part of realized capital gains/(losses) for GAAP reporting purposes.

14

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

Other significant accounting policies are as follows:

Use of estimates

The preparation of the financial statements in conformity with SAP requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities and disclosure of contingent assets and liabilities at the dates of the statements of admitted assets, liabilities and capital and surplus, and reported amounts of revenues and benefits and expenses during the reporting periods. Actual results could differ significantly from those estimates.

The most significant areas that require the use of management’s estimates relate to the determination of the fair values of financial assets and liabilities, derivatives and derivative instruments, impairments of securities, income taxes, and liabilities for future policy benefits.

Fair value of financial assets, financial liabilities and financial instruments

Fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non-investment type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented in Note 2 may not represent the underlying value to the Company.

The Company uses the following methods and assumptions in estimating the fair value of its financial instruments:

Investment securities

Fair value for bonds and preferred stocks is obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes. When values are not available from pricing services or broker quotes, such as private placements including corporate securities, asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities, fair value may be estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair value of unaffiliated common stocks is based on quoted market prices, where available, and for those common stocks not actively traded, fair values are obtained from independent pricing services or internal fair value/cash flow models.

Mortgage loans

Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the mortgage portfolio. Each modeled

15

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

mortgage is assigned a spread corresponding to its risk profile. These spreads are adjusted for current market conditions. The discount rates used include internally generated illiquidity and default factors.

Cash, cash equivalents and short-term investments

Cash consists of deposits held by various commercial and custodial banks. Cash equivalents consists of short-term highly liquid investments, which are readily convertible to cash. Short-term investments primarily consist of fixed income securities acquired with less than one year to maturity. The Company has deposits with certain financial institutions which exceed federally insured limits. The Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of material loss. Fair value approximates amortized cost due to the nature and short-term duration of cash, cash equivalents and short-term investments.

Derivative instruments

Fair value for options is based on internal financial models or counterparty quoted prices. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair value for interest rate swaps, interest rate floors and foreign currency forwards is based on exchange prices, broker quoted prices or fair values provided by the counterparties.

Other invested assets

Other invested assets consist of limited partnerships, limited liability companies, residual equity interests, collateral loans, surplus notes and reverse mortgages. The carrying amounts for other invested assets other than collateral loans, surplus notes, residual equity interests and reverse mortgages, which are carried at amortized cost, represent the Company’s share of each entity’s underlying equity reported to the Company. There is a limited market for these other invested assets and the fair value is determined based on inputs received from the entities. Fair value of residual equity interests, surplus notes and collateral loans are obtained using the same techniques as investment securities. Fair value for reverse mortgages are obtained using the same techniques as mortgage loans.

Company owned life insurance

The Company is the owner and beneficiary of life insurance policies reported at their cash surrender values pursuant to SSAP No. 21R in the statements of admitted assets, liabilities and capital and surplus. The underlying investment characteristics of the investment vehicle are categorized as follows at December 31:

	2021	2020
Bonds	$349,423	$446,516
Mutual funds	39,758	32,566
Cash and short-term investments	192,252	236,418
Other invested assets	719,048	409,304

Total company owned life insurance	$1,300,481	$1,124,804

16

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

Investment-type insurance contracts

Fair value for the Company’s liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued. The reported value of the Company’s investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives which are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect credit risk and additional risk margins.

Repurchase agreements, FHLB advances and collateral on derivative instruments

The fair value of the Company’s repurchase agreements is tied to the fair value of the underlying collateral securities. The fair value of FHLB advances is estimated using a discounted cash flow calculation with the current interest rate and maturity of the contract. The fair value of collateral on derivative instruments approximates the carrying value due to the short-term nature of the investment. These investments primarily consist of cash and fixed income securities.

Investments and Investment Income

Bonds

Bonds not backed by other loans, loan-backed bonds, collateralized mortgage obligations (“CMOs”) and other structured securities are carried at amortized cost using the interest method, except for those bonds with an NAIC designation of six or those securities which have an other-than-temporary impairment, which are reported at the lower of amortized cost or fair value.

For CMOs and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When actual prepayments differ from anticipated prepayments, the effective yield is recalculated prospectively to reflect actual payments to date and anticipated future payments for loan backed securities under SSAP 43R. When actual prepayments differ from anticipated prepayments for highly rated CMO’s and mortgage-backed securities, the effective yield is recalculated retrospectively to reflect actual payments to date and anticipated future payments under SSAP 26R. This adjustment is included in net investment income. Included in this category are approximately $60,118 and $95,792 of mortgage-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2021 and 2020, respectively. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. At December 31, 2021 and 2020, 98% of the Company’s securities with sub-prime exposure are rated as investment grade.

17

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

Stocks

Perpetual preferred stocks are carried at fair value, not to exceed the current stated call price. Redeemable preferred stocks are stated at cost except for those with an NAIC designation of four or lower which are stated at the lower of cost or fair value. Dividend income is recognized when dividends are declared.

Investments in common stocks are stated at fair value, which is based on NAIC Securities Valuation Office (“SVO”) prices. For common stocks without SVO prices, fair value is estimated using independent pricing services or internally developed pricing models.

Investment in common stocks of the affiliated insurance subsidiaries are valued at audited statutory capital and surplus. The audited statutory capital and surplus of MNL Re, Solberg Re and Canal Re reflects the utilization of prescribed practices allowed by the State of Iowa for reinsurance transactions entered into by MNL Re, Solberg Re and Canal Re with the Company and North American. Refer to Note 8 for further discussion of the reinsurance transactions and prescribed practices for MNL Re, Solberg Re and Canal Re. Undistributed earnings or losses of the subsidiary and unrealized appreciation or depreciation on common stocks are reflected as unrealized capital gains and losses directly in unassigned surplus.

Mortgage loans

Mortgage loans consist principally of commercial mortgage loans and are carried at the adjusted unpaid balances. The Company’s lending policies allow for primarily first-lien mortgages that generally do not exceed 77% of the fair market value of the property allowing for sufficient excess collateral to absorb losses should the Company be required to foreclose and take possession of the collateral. The mortgage portfolio invests primarily in larger metropolitan areas across the U.S. and is diversified by type of property. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on non-performing loans is generally recognized on a cash basis.

Policy loans

Policy loans are carried at the unpaid principal balance to the extent it does not exceed the cash surrender value. Amounts in excess of cash surrender value are non-admitted.

Cash, cash equivalents and short-term investments

Cash and cash equivalents are stated at cost and short-term investments acquired with less than one year to maturity are stated at amortized cost.

Other invested assets

Other invested assets are comprised of limited partnerships, limited liability companies, residual equity interests, collateral loans, surplus notes and reverse mortgages. Limited partnerships and limited liability companies are valued in accordance with SSAP No. 48, Joint Ventures, Partnerships, and Limited Liability Companies and SSAP No. 97, Investments in Subsidiary, Controlled, and Affiliated Entities, a Replacement of SSAP No. 88 that allow the Company to carry these interests based on the underlying tax

18

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

or GAAP audited equity of the investee. Residual equity interest, surplus notes and collateral loans are carried at amortized cost under SSAP No. 43R, SSAP No. 41R and SSAP No. 21R, respectively. The reverse mortgages are first liens on the related residential properties located primarily in California and Florida. These reverse mortgages are valued in accordance with SSAP No. 39, Reverse Mortgages that allow the Company to carry these securities at remaining principal balances. Income on reverse mortgages is recognized using effective yield based on the contractual interest rate and anticipated repayment of the mortgage.

Other-than-temporary impairment losses

The Company reviews its investments to determine if declines in fair value are other-than-temporary. If the fair value of a fixed income security is less than its amortized cost basis or an equity security is less than its original cost basis at the balance sheet date, the Company must assess whether the impairment is other-than-temporary.

The Company evaluates factors in its assessment of whether a decline in value is other-than-temporary. Some of the factors evaluated include the issuer’s ability to pay the amounts due according to the contractual terms of the investment, the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the balance sheet date.

When an other-than-temporary impairment (“OTTI”) has occurred, the amount of the impairment charged against earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings. If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into an interest related loss and a non-interest related loss for loan-backed and structured securities. The non-interest related loss is measured as the difference between the present value of cash flows expected to be collected from the loan-backed security and the loan-backed security’s amortized cost. The amount of the non-interest related loss is recognized as a charge against earnings. The difference between the fair value of the impaired loan-backed security and the present value of cash flows expected to be collected is the interest related impairment. For stocks, non loan-backed and other than structured securities the impairment is not bifurcated and is charged against earnings.

The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company’s assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments’ expected term. The Company’s assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.

19

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

After an other-than-temporary write-down, the new cost basis is the prior amortized cost less the non-interest related loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value. However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the non-interest related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security. Amortization in this instance is computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.

For common and preferred stocks, OTTI has occurred when the Company determines that it does not have the ability or intent to hold the security until a recovery of the original cost or the Company determines that the security will not recover to original cost within a reasonable amount of time. The Company determines what constitutes a reasonable amount of time on a security by security basis by considering all available evidence including the length of time and magnitude by which the fair value of the security is less than original cost.

Investment income

Investment income is recorded when earned and includes interest and dividends received and accrued, amortization of purchased premium and accretion of discounts on securities, certain proceeds from derivatives and equity earnings from limited partnerships. Investment expenses are reported as a reduction in investment income.

Net realized investment gains (losses)

Realized capital gains and losses are determined on the basis of specific identification of the investments and are reported net of related federal income taxes and IMR.

Net unrealized investment gains (losses)

Unrealized capital gains and losses on bonds, preferred stocks, common stocks, derivatives that do not qualify for hedge accounting and other invested assets are reported as a component of surplus net of related income taxes.

See Note 3 for further discussion of the Company’s investments and investment income.

Derivatives and derivative instruments

Derivative instruments consist of options, futures, interest rate floors, interest rate swaps, and foreign currency forwards. Futures are reported at the cash balances held in counterparty variation margin accounts, which equals fair value. Options, interest rate floors, interest rate swaps and foreign currency forwards are reported at fair value, with the exception of call and put options which are carried in accordance with IAC191-97 as discussed in the prescribed practice footnote.

The Company primarily uses derivative instruments to manage its fixed indexed and policy obligation interest guarantees and interest rate risks applicable to its investments. To mitigate these risks, the Company enters into interest rate swaps, interest rate floors, futures contracts and equity indexed call and put options. To qualify for hedge accounting, the Company is required to formally document the hedging

20

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed. To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item. Effectiveness is evaluated on a retrospective and prospective basis. The Company has no derivatives that are accounted for under hedge accounting. The Company also uses foreign currency forwards to protect itself against currency fluctuations on financial instruments denominated in foreign currencies.

The agreements between the Company and its derivatives counterparties require the posting of collateral when the fair value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the statements of admitted assets, liabilities, and capital and surplus as a component of cash, cash equivalents, and short-term investments with a corresponding liability reported as a component of repurchase agreements, FHLB advances and collateral on derivative instruments. Collateral posted by the Company is reported in the statements of admitted assets, liabilities, and capital and surplus as a component of other invested assets.

See Note 4 for further discussion of the Company’s derivatives and derivative instruments.

Accrued investment income

Accrued investment income consists of amounts due on invested assets. It excludes amounts the Company does not expect to receive or is 90 days past due.

Future policy benefits and policy and contract claims

Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that are intended to provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Iowa Insurance Division.

The liability for future policy benefits provides amounts adequate to discharge estimated future obligations on policies in force. Reserves for life policies issued through 2019 are computed principally by the Net Level Reserve Method and the Commissioners’ Reserve Valuation Method using interest rates ranging from 2.5% to 6.0% and mortality assumptions (primarily Commissioners’ Standard Ordinary mortality tables 1941, 1958, 1980, 2001, 2017) as prescribed by regulatory authorities. Starting in 2020, reserves for life policy issues are calculated as the greatest of the stochastic, deterministic and net premium reserve as defined in VM-20. The stochastic and deterministic reserves are principles based reserves using prudent estimate assumptions for interest, mortality and other assumptions. The net premium reserve is calculated using rates of interest from 3.00% to 4.50% and 2017 Commissioners Standard Ordinary mortality.

The NAIC adopted revisions to Actuarial Guideline XXXVIII (“AG38”), effective December 31, 2012. AG38 8D applies to policies issued July 1, 2005 to December 31, 2012 containing secondary guarantees with multiple sets of charges. AG38 8D requires that for this business a company needs to calculate the reserve as it had as of December 31, 2011 (“2011 method”), as well as calculate the deterministic reserve as prescribed under the Valuation Manual (“VM method”) adopted by the NAIC on August 17, 2012,

21

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

with prescribed changes to have projected asset yields and discount rates, and hold the greater of the two. The Company has calculated its gross and net of reinsurance reserves under both methods described above and holds the greater of the two reserves calculated on both a gross and net basis. The impact of performing the VM method calculations resulted in a gross reserve of $713,111 and a net reserve of $313,352 over what would have been calculated if only using the 2011 method as of December 31, 2021. The impact of performing the VM method calculations resulted in a gross reserve of $575,587 and a net reserve of $331,650 over what would have been calculated if only using the 2011 method as of December 31, 2020.

Reserves for deferred annuities are computed on the basis of interest rates ranging from 2.50% to 8.75% and the reserves for immediate annuities range from 1.00% to 11.25%.

The liability for policy and contract claims includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.

Reinsurance

For annuity coinsurance and life insurance mortality reinsurance arrangements, reinsurance premiums, claims and claim adjustment expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally reinsures with companies rated “A” or better by A.M. Best. The Company monitors these ratings on an on-going basis as a reinsurer may be downgraded after an agreement has been entered.

Premiums and related costs

Premiums are recognized as revenue over the premium-paying period. Annuity considerations are recognized as revenue when received. Commissions and other costs applicable to the acquisition of policies are charged to operations as incurred.

Repurchase agreements

As part of its investment strategy, the Company enters into repurchase agreements to increase the Company’s investment return. The Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the fair value of the underlying collateral securities. Repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. These agreements are a bilateral trade agreement.

A majority of the Company’s repurchase agreement arrangements are for contractual terms of greater than one year. As a result, the par value and fair value of the securities sold under agreement to repurchase can change during the term of the repurchase agreement due to amortization, pay downs and changes in fair values. In situations where the underlying collateral subject to repurchase has a fair value greater or less

22

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

than the contractual requirements under the repurchase agreement, the Company or counterparties are required to post additional collateral. Generally, the amount advanced by the counterparty cannot be less than 95% of the fair value of the underlying collateral sold under the agreement to repurchase.

Income taxes

Under SSAP No. 101, income taxes incurred are charged or credited to net income based upon amounts estimated to be payable or recoverable for the current year. The Company recognizes deferred income tax assets and liabilities for the expected future tax effects attributable to temporary differences between financial statement and tax return bases of assets and liabilities, based on enacted rates and other provisions of the tax laws. All changes in deferred tax assets and liabilities are reported directly in surplus, including the effect of a change in tax laws or rates in the period in which such change is enacted. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that all or some portion of the deferred tax assets will not be realized. Adjusted deferred income tax assets, after valuation allowance, are further subjected to an admissibility test. Admitted adjusted deferred tax assets are limited to (1) the amount of federal income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, which currently allow only capital loss carrybacks, plus (2) the lesser of the remaining gross deferred income taxes expected to be realized within three years of the balance sheet date or 15% of adjusted capital and surplus, plus (3) the amount of remaining gross deferred income tax assets that can be offset against existing deferred income tax liabilities. The remaining deferred income tax assets in excess of the above are non-admitted.The Company files a consolidated federal income tax return with its subsidiaries, MNL Re, Solberg Re and Canal Re.

If applicable, the Company’s liability for income taxes would include a liability for uncertain tax positions, interest and penalties which relate to tax years still subject to review by the IRS or other taxing jurisdictions.

See Note 13 for the Company’s SSAP No. 101 calculation.

Variable life and annuity products

A portion of the separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The Company reports these separate account assets at fair value; the underlying investment risks are assumed by the policyholders. The fair value of the variable separate accounts assets are based on market quoted net asset values of the underlying mutual funds. The Company records the related liabilities at amounts equal to the fair value of the underlying assets. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the statements of admitted assets, liabilities and capital and surplus. The Company records the fees earned for administrative and contract holder services performed for the separate accounts in other income of the statements of operations.

Bank owned life insurance products

Another portion of the separate accounts held by the Company relates to individual bank owned life insurance policies that are non-indexed with fixed guarantees. These amounts are subject to limited discretionary withdrawal at book value without a market value adjustment. The assets in this separate account are carried at book value in accordance with the prescribed practice promulgated by the State of

23

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

Iowa. The Company assumes the underlying risk for the performance of the assets in this separate account. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the statements of admitted assets, liabilities and capital and surplus.

Accounting changes

Beginning January 1, 2021, perpetual preferred stocks are now carried at fair value, not to exceed the current stated call price, in accordance with SSAP No. 32R. The impact of adopting this accounting change increased preferred stocks by $76,772 and increased surplus by $60,650 net of tax impact at January 1, 2021 which has been reflected in the statements of changes in capital and surplus. This accounting change did not require retroactive application to prior periods.

Revision to 2020 statutory financial statements

During 2021, the Company discovered an error in the classification of certain investments in its 2020 statutory financial statements. In 2020, certain preferred stocks were incorrectly classified as bonds, resulting in an overstatement of $637,761 in bonds and a corresponding understatement of preferred stocks on the statements of admitted assets, liabilities and capital and surplus. These preferred stocks were also reported as bonds instead of preferred stocks in the supplemental schedules in 2020. The Company has decided to voluntarily revise its 2020 statutory financial statements to correct this error. In addition, the 2020 statement of cash flow has also been updated. Cost of preferred and common stocks acquired has been increased by $34,141 and the cost of bonds acquired has been reduced by the same amount. Proceeds from preferred and common stocks has been increased by $484 and proceeds from bonds has been decreased by the same amount.

Reconciliation to the statutory annual statement

The Company’s statement of admitted assets, liabilities and capital and surplus as well as its statement of cash flow included in its statutory financial statements does not agree to the amounts reported in the Company’s 2021 statutory annual statement. The Company made a reclassification between cash, receivable for securities and payable for securities that was related to an issue with cash between reported on a trade date basis instead of a settlement date basis in one of its hedging programs. This also had an impact on the statement of cash flow.

24

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

The following reconciles the aforementioned items between the 2021 statutory financial statements and the 2021 statutory annual statement:

	As Filed in		As Presented
	Annual		in Statutory
	Statement	Adjustments	Financials
STATEMENT OF ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

ADMITTED ASSETS

Cash, cash equivalents and short-term investments	$2,053,850	$(24,113)	$2,029,737

Receivable for securities	4,864	49,219	54,083

Total admitted assets	$74,313,640	$25,106	$74,338,746

LIABILITIES AND CAPITAL AND SURPLUS

Payable for securities	$184,504	$25,106	$209,610

Total liabilities	69,065,198	25,106	69,090,304

Total liabilities and capital and surplus	$74,313,640	$25,106	$74,338,746

STATEMENT OF CASH FLOW

INVESTING ACTIVITIES

Proceeds from investments sold, matured or repaid

Miscellaneous proceeds	$74,287	$25,106	$99,393

Cost of investments acquired

Miscellaneous applications	(61,317)	(49,219)	(110,536)

Net cash used in investing activities	(4,687,842)	(24,113)	(4,711,955)

RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
Net change in cash, cash equivalents and short-term investments	605,814	(24,113)	581,701

Cash, cash equivalents and short-term investments

End of year	$2,053,850	$(24,113)	$2,029,737

25

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

2.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying value and estimated fair value of the Company’s financial instruments are as follows:

	December 31, 2021
Type of Financial Instrument	Estimated Fair Value	Carrying Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)

Financial assets:
Bonds	$56,068,894	$52,703,583	$—	$50,307,608	$5,761,286	$—
Preferred stocks	1,941,730	1,920,572	—	1,941,667	63	—
Common stocks	601,668	601,668	462,642	132,912	6,114	—
Mortgage loans	3,698,314	3,663,334	—	3,698,314	—	—
Policy loans	416,799	416,799	—	416,799	—	—
Cash, cash equivalents and short-term investments	2,029,804	2,029,737	1,218,011	811,793	—	—
Derivative instruments	1,539,198	519,979	63,187	1,476,011	—	—
Other invested assets	1,619,702	1,455,268	—	965,207	654,495	22,606
Separate accounts	6,825,498	6,530,759	3,383,808	3,255,359	186,331	—

Financial liabilities:
Liabilities for deposit-type contracts	$592,365	$585,759	$—	$—	$592,365	$—
Repurchase agreements, FHLB advances and collateral on derivative instruments	7,929,391	7,932,459	350,759	7,578,632	—	—
Derivative instruments	693,801	158,438	—	693,801	—	—

26

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

	December 31, 2020
Type of Financial Instrument	Estimated Fair Value	Carrying Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)

Financial assets:
Bonds	$53,090,631	$47,814,526	$—	$47,749,681	$5,340,950	$—
Preferred stocks	1,504,704	1,409,297	—	1,504,239	465	—
Common stocks	433,602	433,602	287,409	135,273	10,920	—
Mortgage loans	4,540,386	4,403,274	—	4,540,386	—	—
Policy loans	404,383	404,383	—	404,383	—	—
Cash, cash equivalents and short-term investments	1,448,042	1,448,036	923,238	524,804	—	—
Derivative instruments	1,603,398	459,488	40,466	1,562,932	—	—
Other invested assets	1,420,580	1,266,969	—	906,090	514,490	28,079
Separate accounts	6,174,350	5,779,605	2,839,353	3,127,820	207,177	—

Financial liabilities:
Liabilities for deposit-type contracts	$353,341	$344,604	$—	$—	$353,341	$—
Repurchase agreements, FHLB advances and collateral on derivative instruments	7,614,421	7,548,006	295,682	7,318,739	—	—
Derivative instruments	849,035	176,402	—	849,035	—	—

Included in various investment related line items in the statements of admitted assets, liabilities and capital and surplus are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stocks when carried at the lower of cost or fair value.

Fair value measurements

Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management’s determination of fair value is then based on the best information available in the circumstances and may incorporate management’s own assumptions, which involves a significant degree of judgment.

27

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

Investments for which market prices are not observable are generally private investments, securities valued using non-binding broker quotes, or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debt rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.

Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories:

Level 1 – Quoted prices are available in active markets that the Company has the ability to access for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds, non-interest bearing cash, exchange traded futures and separate account assets. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

Level 2 – Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. Financial instruments that are generally included in this category include corporate bonds, asset-backed securities, CMOs, short-term investments, less liquid and restricted equity securities and over-the-counter derivatives.

Level 3 – Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company’s estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities and collateralized debt obligations.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which the Company obtains the information.

The Company relies on third party pricing services and independent broker quotes to value bonds and equity securities. The third party pricing services use discounted cash flow models or the market approach to value the securities when the securities are not traded on an exchange. The following

28

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

characteristics are considered in the valuation process: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark and comparable securities, estimated cash flows and prepayment speeds.

The Company performs both quantitative and qualitative analysis of the prices. The review includes initial and ongoing review of the third party pricing methodologies, back testing of recent trades, and review of pricing trends and statistics.

The following tables summarize the valuation of the Company’s financial instruments carried at fair value as presented in the statements of admitted assets, liabilities and capital and surplus, by the fair value hierarchy levels defined in the fair value measurements guidance. Methods and assumptions used to determine the fair values are described in Note 1.

	December 31, 2021
	Level 1	Level 2	Level 3	Net Asset Value	Total
Financial assets (carried at fair value):
Bonds - industrial & miscellaneous	$—	$18,943	$—	$—	$18,943
Preferred stocks	—	1,291,747	—	—	1,291,747
Common stocks - other	462,642	132,912	6,114	—	601,668
Derivative instruments - interest rate floors and swaps	—	4,988	—	—	4,988
Derivative instruments - foreign exchange forwards	—	518	—	—	518
Derivative instruments - futures	63,187	—	—	—	63,187
Separate account assets (a)	3,318,004	—	—	—	3,318,004
Financial liabilities (carried at fair value):
Derivative instruments - foreign exchange forwards	$—	$2,239	$—	$—	$2,239

	December 31, 2020
	Level 1	Level 2	Level 3	Net Asset Value	Total
Financial assets (carried at fair value):
Bonds - industrial & miscellaneous	$—	$10,609	$7,430	$—	$18,039
Common stocks - other	287,409	135,273	10,920	—	433,602
Derivative instruments - interest rate floors and swaps	—	7,670	—	—	7,670
Derivative instruments - foreign exchange forwards	—	2	—	—	2
Derivative instruments - futures	40,466	—	—	—	40,466
Separate account assets (a)	2,765,174	—	—	—	2,765,174
Financial liabilities (carried at fair value):
Derivative instruments - foreign exchange forwards	$—	$1,754	$—	$—	$1,754

29

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

(a)

Fair values and changes in fair values of separate account assets generally accrue directly to policyholders and are not included in the Company’s revenues, benefits, expenses or surplus. The amounts shown in the previous tables include only the assets for the variable life insurance and variable annuity separate accounts; the amounts exclude the assets for the bank owned life insurance separate accounts.

Included in bonds are those that have been impaired at the reporting date or NAIC 6 and are carried at fair value. SVO valuations are used for some bonds when available. SVO valuations are based upon publicly available prices for identical or similar assets or on valuation models or matrices using observable inputs. Bonds not valued using SVO valuations are those that have been impaired but not designated as in default by the SVO. Fair values for such securities may be determined utilizing unobservable inputs.

The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value are as follows:

	December 31, 2021

	Beginning Balance	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) in Surplus	Purchases	Sales	Ending Balance
Financial assets (carried at fair value):
Bonds - industrial & miscellaneous	$7,430		$(7,366)	$—	$—	$—	$(64)	$—
Common stocks - other	10,920	—	—	—	(119)	611	(5,298)	6,114

Total assets	$18,350	$—	$(7,366)	$—	$(119)	$611	$(5,362)	$6,114

	December 31, 2020

	Beginning Balance	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) in Surplus	Purchases	Sales	Ending Balance
Financial assets (carried at fair value):
Bonds - industrial & miscellaneous	$—	$7,430	$—	$—	$—	$—	$—	$7,430
Common stocks - other	11,787	—	—	—	(953)	163	(77)	10,920

Total assets	$11,787	$7,430	$—	$—	$(953)	$163	$(77)	$18,350

30

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

3.	INVESTMENTS AND INVESTMENT INCOME

Bond and stock investments

The admitted value, gross unrealized gains, gross unrealized losses and estimated fair value of investments in bonds and preferred stocks are as follows:

	December 31, 2021
	Admitted Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds
U.S. governments	$3,485,470	$218,310	$37,105	$3,666,675
All other governments	1,319,534	28,222	30,176	1,317,580
U.S. special revenue & special assessment obligations, non-guaranteed	12,747,547	1,415,505	24,907	14,138,145
Industrial and miscellaneous	33,219,007	1,962,455	203,510	34,977,952
Bank loans	1,532,074	28,429	7,333	1,553,170
Parent, subsidiaries and affiliates	399,951	15,789	368	415,372

Total bonds	$52,703,583	$3,668,710	$303,399	$56,068,894

Preferred stocks	$1,920,572	$23,087	$1,929	$1,941,730

	December 31, 2020
	Admitted Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Bonds
U.S. governments	$2,857,238	$438,404	$1,243	$3,294,399
All other governments	356,028	23,382	1,130	378,280
U.S. special revenue & special assessment obligations, non-guaranteed	12,770,970	2,101,652	1,498	14,871,124
Industrial and miscellaneous	29,979,008	2,887,723	184,522	32,682,209
Bank loans	1,232,890	21,697	8,818	1,245,769
Parent, subsidiaries and affiliates	618,392	12,368	11,910	618,850

Total bonds	$47,814,526	$5,485,226	$209,121	$53,090,631

Preferred stocks	$1,409,297	$96,180	$773	$1,504,704

31

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

The cost and admitted value of common stocks - subsidiaries and common stocks - other are as follows:

	December 31, 2021
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Admitted Value
Subsidiaries	$101,422	$168,444	$—	$269,866
Other	590,368	16,120	4,820	601,668

Total	$691,790	$184,564	$4,820	$871,534

	December 31, 2020
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Admitted Value
Subsidiaries	$71,422	$208,106	$—	$279,528
Other	409,489	28,443	4,330	433,602

Total	$480,911	$236,549	$4,330	$713,130

The admitted value and estimated fair value of investments in bonds, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

	2021
	Admitted Value	Estimated Fair Value

Due in one year or less	$415,341	$424,085
Due after one year through five years	4,694,504	5,017,535
Due after five years through ten years	8,628,922	9,282,221
Due after ten years	26,470,606	28,510,286
Securities not due at a single maturity date (primarily mortgage-backed securities)	12,494,210	12,834,767

Total bonds	$52,703,583	$56,068,894

As of December 31, 2021, the Company had 23 Bonds rated 5GI with a book adjusted carrying value of $87,192 and fair value of $87,267 and 1 preferred stock carried at amortize cost with book adjusted carrying value of $494 and fair value of $62. As of December 31, 2020, the Company had 32 Bonds rated 5GI with a book adjusted carrying value of $146,253 and fair value of $146,643 and 1 preferred stock carried at amortize cost with book adjusted carrying value of $494 and fair value of $465.

32

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

Gross unrealized losses

The Company’s gross unrealized losses and estimated fair value on its bonds and preferred stocks, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

	December 31, 2021
	Less than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Bonds
U.S. governments	$1,077,586	$21,013	$277,932	$16,092	$1,355,518	$37,105
All other governments	458,883	25,936	59,771	4,240	518,654	30,176
U.S. special revenue & special assessment obligations, non-guaranteed	1,216,700	21,637	70,974	3,270	1,287,674	24,907
Industrial and miscellaneous	7,389,789	123,214	2,247,933	80,296	9,637,722	203,510
Bank loans	179,240	4,452	35,585	2,881	214,825	7,333
Parent, subsidiaries and affiliates	—	—	67,237	368	67,237	368

Total bonds	10,322,198	196,252	2,759,432	107,147	13,081,630	303,399

Common stocks - unaffiliated	98,478	2,895	583	4,825	99,061	7,720

Preferred stocks	499,981	1,923	7,003	6	506,984	1,929

Total bonds, common and preferred stocks	$10,920,657	$201,070	$2,767,018	$111,978	$13,687,675	$313,048

33

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

	December 31, 2020
	Less than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Bonds
U.S. government	$296,626	$1,243	$—	$—	$296,626	$1,243
All other governments	127,302	1,130	—	—	127,302	1,130
U.S. special revenue & special assessment obligations, non-guaranteed	93,664	1,252	18,798	246	112,462	1,498
Industrial and miscellaneous	2,502,989	110,871	3,079,093	73,650	5,582,082	184,522
Bank loans	87,699	7,555	68,708	1,263	156,407	8,818
Parent, subsidiaries and affiliates	29,364	2,537	93,411	9,373	122,775	11,910

Total bonds	3,137,644	124,589	3,260,010	84,532	6,397,654	209,121

Common stocks - unaffiliated	2,448	76	568	4,253	3,016	4,329

Preferred stocks	92,034	743	3,970	30	96,004	773

Total bonds, common and preferred stocks	$3,232,126	$125,407	$3,264,548	$88,815	$6,496,674	$214,223

At December 31, 2021, the Company held 14,818 positions in bonds and preferred stocks. The table above includes 1,097 securities of 653 issuers as of December 31, 2021. As of December 31, 2021, 84% of the unrealized losses on bonds were securities rated investment grade. Investment grade securities are defined as those securities rated 1 or 2 by the SVO. Preferred stocks in the above table consist primarily of non-redeemable preferred stocks. At December 31, 2021, bonds and preferred stocks in an unrealized loss position had fair value equal to 98% of amortized cost.

The following summarizes the unrealized losses by investment category as of December 31, 2021.

U.S. government

The unrealized losses on U.S. government securities represent 12% of total unrealized losses at December 31, 2021. The total unrealized losses in this category have increased at December 31, 2021 compared to December 31, 2020. The unrealized losses are due to securities with yields lower than the market yield available on similar securities at December 31, 2021. The previous table indicates 57% of the unrealized losses have been in an unrealized loss position for twelve months or less. The Company does not intend to sell and has the intent and ability to retain the investment until recovery of each security’s amortized cost; therefore, the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2021.

34

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

All other governments

The unrealized losses on all other governments represent 10% of total unrealized losses at December 31, 2021. The total unrealized losses in this category have increased at December 31, 2021 compared to December 31, 2020. The unrealized losses are applicable to securities with yields lower than the market yield available on similar securities at December 31, 2021. The previous table indicates 86% of the unrealized losses have been in an unrealized loss position for twelve months or less. The Company does not intend to sell and has the intent and ability to retain the investment until recovery of each security’s amortized cost; therefore, the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2021.

U.S. special revenue and special assessment obligations, non-guaranteed

The unrealized losses on U.S. special revenue and special assessment obligations, non-guaranteed, represent 8% of total unrealized losses at December 31, 2021. The total unrealized losses in this category have increased at December 31, 2021 compared to December 31, 2020. The unrealized losses are applicable to securities with yields higher than the market yield available on similar securities at December 31, 2021. The table indicates 87% of the unrealized losses have been in an unrealized loss position for twelve months or less. Yields increased during 2021 causing decreases in the fair values of investments of this category compared to 2020. The Company does not intend to sell and has the intent and ability to retain the investment until recovery of each security’s amortized cost; therefore, the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2021.

Industrial and miscellaneous

The unrealized losses on industrial and miscellaneous, represent 65% of unrealized losses at December 31, 2021 and are primarily in corporate bonds, private asset backed securities and collateralized debt obligations backed by various assets. The unrealized losses in this category have increased at December 31, 2021 compared to December 31, 2020. The table indicates 61% of the unrealized losses have been in an unrealized loss position for twelve months or less. The increase in unrealized losses is largely attributable to increases in yields causing decreases in the fair values of investments in this category compared to 2020. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes OTTI if evidence indicates a loss will be incurred. In all other cases, if the Company does not intend to sell these securities prior to recovery and has the intent and ability to retain the investment until recovery of each security’s amortized cost, the security is not considered to be other-than-temporarily impaired.

Bank loans

The unrealized losses on bank loans, represent 2% of unrealized losses at December 31, 2021. The unrealized losses in this category have decreased slightly at December 31, 2021 compared to December 31, 2020. The table indicates 61% of the unrealized losses have been in an unrealized loss position for less than twelve months. The Company does not intend to sell and has the intent and ability to retain the investment until recovery of each security’s amortized cost; therefore, the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2021.

35

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

Parent, subsidiaries and affiliates

The unrealized losses on parent, subsidiaries and affiliates, represent less than 1% of unrealized losses at December 31, 2021. The unrealized losses in this category have decreased at December 31, 2021 compared to December 31, 2020. The table indicates 100% of the unrealized losses have been in an unrealized loss position for greater than twelve months. The Company does not intend to sell and has the intent and ability to retain the investment until recovery of each security’s amortized cost; therefore, the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2021.

Preferred stocks

This category, which represents 1% of unrealized losses at December 31, 2021, consists of perpetual and redeemable preferred stocks in the industrial and miscellaneous sector, primarily financial institutions. The unrealized losses in this category have increased at December 31, 2021 compared to December 31, 2020. The table indicates 100% of the unrealized losses have been in an unrealized loss position for less than twelve months. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes OTTI if evidence indicates a loss will be incurred. In all other cases, if the Company does not intend to sell these stocks prior to recovery and has the intent and ability to retain the investment until recovery of each stocks amortized cost, the security is not considered to be other-than- temporarily impaired.

36

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

Other-than-temporary impairments

As a result of the Company’s review of OTTI of investment securities, OTTI recognized on loan-backed and structured securities is summarized in the following table:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Recognized Other- Than-Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value at time of OTTI	Date of Financial Statement Where Reported
BGH4HBXH2	$2,492	$966	$1,526	$1,526	3/31/2021
BGH3LP5T3	7,504	1,692	5,812	5,812	3/31/2021
BGH5C2LS3	9,160	1,998	7,162	7,163	6/30/2021
BGH3LP5T3	3,022	1,014	2,008	1,987	6/30/2021
3137B7N21	1,741	45	1,696	1,696	9/30/2021
3137BBBE9	3,005	200	2,805	2,806	9/30/2021
3137BFXU0	5,358	8	5,350	5,367	9/30/2021
3137BGK32	2,337	43	2,294	2,294	9/30/2021
3137BJP72	753	12	741	740	9/30/2021
12592XBE5	703	32	671	651	9/30/2021
17321JAJ3	347	12	335	318	9/30/2021
17324KAV0	1,889	35	1,854	1,832	9/30/2021
36198FAG7	546	74	472	459	9/30/2021
36248GAF7	442	21	421	413	9/30/2021
46639NAS0	406	62	344	313	9/30/2021
46644RBB0	249	37	212	225	9/30/2021
61690AAF1	1,384	3	1,381	1,345	9/30/2021
92937FAJ0	257	28	229	212	9/30/2021
94989TBC7	220	3	217	209	9/30/2021
26249YAG6	17,268	441	16,827	16,600	9/30/2021
12635XAA3	5,449	176	5,273	5,274	9/30/2021
36173MAA4	7,147	1,874	5,273	5,274	9/30/2021
36173MAB2	12,321	1,955	10,366	10,367	9/30/2021
136040AA0	11,153	6,525	4,628	4,628	12/31/2021
BGH5C2LS3	7,163	2,143	5,020	5,019	12/31/2021
78711DAA5	50,160	22,706	27,454	32,034	12/31/2021

		$42,105

All of the impairments in the table above were recognized due to the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

37

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

Net investment income and net realized capital gains (losses)

The major categories of net investment income reflected in the statements of operations are summarized as follows:

	2021	2020	2019
Bonds	$2,313,227	$2,058,710	$2,080,762
Preferred stocks	79,100	25,166	13,650
Common stocks - other	13,208	11,850	7,813
Mortgage loans	188,120	204,361	215,349
Real estate	10,074	2,607	1,992
Policy loans	21,190	22,860	22,797
Cash, cash equivalents and short-term investments	2,397	5,046	15,115
Derivative instruments	764,920	100,840	170,565
Other invested assets	289,754	127,347	118,396
Other investment income	2,318	1,152	2,105

Total gross investment income	3,684,308	2,559,939	2,648,544
Less: Investment expenses	233,552	239,727	294,837

Net investment income	$3,450,756	$2,320,212	$2,353,707

Investment expenses consist primarily of investment advisory fees, interest expense on repurchase agreements, interest expense on FHLB advances, interest on surplus notes, interest related to derivative collateral liabilities and other expenses related to the administration of investments.

The Company recognized $76,125, $16,408, and $30,680 of net investment income for the years ended December 31, 2021, 2020, and 2019, respectively related to prepayment penalties or acceleration fees on bonds in the general account that were called. The total number of called bonds in the general account were 83, 58, and 42 for the years ended December 31, 2021, 2020, and 2019, respectively.

The Company recognized $3,225, $523, and $806 of net investment income for the years ended December 31, 2021, 2020, and 2019, respectively related to prepayment penalties or acceleration fees on bonds in the separate account that were called. The total number of called bonds in the separate account were 16, 7, and 10 for the years ended December 31, 2021, 2020, and 2019, respectively.

38

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

The major categories of net realized capital gains (losses) reflected in the statements of operations are summarized as follows:

	2021	2020	2019
Bonds	$666,002	$(59,149)	$(41)
Preferred stocks	3,713	13,775	875
Common stocks - other	17,119	(40)	(95)
Mortgage loans	13,022	(57,455)	—
Real Estate	—	63	(5,922)
Short-term investments	599	3	—
Derivative instruments	3,604	(1,382)	(812)
Other invested assets	27,039	(46,265)	(6,573)

Realized capital gains (losses)	731,098	(150,450)	(12,568)
Income tax effects	(180,995)	(7,780)	(7,214)
Amounts transferred to IMR (net of federal income taxes of $153,881, $9,193 and $4,122)	(578,886)	(34,584)	(15,507)

Net realized capital losses	$(28,783)	$(192,814)	$(35,289)

Proceeds from the sale of investments in bonds and the gross gains and losses realized on these sales (excluding OTTI losses, maturities, calls, exchanges and prepayments) were as follows:

	2021	2020	2019
Proceeds from sales	$7,345,316	$4,076,564	$1,377,110
Gross realized gains	742,989	76,899	20,678
Gross realized losses	(38,326)	(95,042)	(18,358)

The gross realized gains (losses) on the bonds represent the difference between the proceeds from the sale of the bonds and the basis of the bonds, which is primarily amortized cost.

39

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

Mortgage loans

The following table summarizes the Company’s mortgage loans by property type:

	2021		2020
	Carrying Value	% of Total	Carrying Value	% of Total
Office	$1,414,498	39%	$1,733,208	40%
Retail	751,517	21%	941,150	21%
Hotel	537,453	15%	610,441	14%
Multi-family	419,901	11%	523,106	12%
Industrial	324,901	8%	259,261	6%
Other	179,145	5%	272,365	6%
Medical	37,893	1%	59,936	1%
Residential	—	0%	10,000	0%

Total	$3,665,308	100%	$4,409,467	100%

Mortgage loans by United States geographic locations are as follows:
	2021		2020
	Carrying Value	% of Total	Carrying Value	% of Total
South Atlantic	$1,150,440	31%	1,298,280	29%
Pacific	1,109,602	30%	1,318,536	31%
Middle Atlantic	459,839	13%	705,709	16%
Mountain	376,391	10%	309,142	7%
New England	216,389	6%	225,913	5%
East North Central	143,258	4%	271,257	6%
West South Central	108,184	3%	151,767	3%
West North Central	58,205	2%	70,802	2%
East South Central	43,000	1%	58,061	1%

	$3,665,308	100%	$4,409,467	100%

The Company’s mortgage loans by origination year are as follows:

	Carrying Value	% of Total
2021	$326,908	9%
2020	184,090	5%
2019	513,450	14%
2018	453,880	12%
2017 and prior	2,186,980	60%

	$3,665,308	100%

40

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

The Company has no outstanding commitments on mortgage loans at December 31, 2021.

Any loan delinquent on contractual payments over 90 days past due is considered non-performing. At December 31, 2021 and 2020, there were no non-performing commercial mortgage loans that were over 90 days past due on contractual payments.

Mortgage loan equivalent ratings are based on the expected loss of the security rather than the probability of defaults. Ratings are assessed by looking at the financial condition of the borrower to make required payments, including the value of the underlying collateral, the market in which the collateral is operating and the level of associated debt.

Information regarding the Company’s credit quality indicators for its recorded investment in mortgage loans, gross of valuation allowances is as follows:

	December 31, 2021		December 31, 2020
	Carrying Value	% of Total	Carrying Value	% of Total
Internal credit risk grade:
CM1	$1,671,999	46%	1,958,512	44%
CM2	1,747,770	48%	2,137,902	49%
CM3	234,942	6%	270,303	6%
CM4	10,597	0%	32,750	1%
Residential - unrated	—	0%	10,000	0%

Total mortgage loans	$3,665,308	100%	$4,409,467	100%

The Company acquired 8 new commercial mortgage loans in 2021 with interest rates ranging from 3.0% to 4.25%.

Information regarding the Company’s loan to value ratio for its recorded investment in mortgage loans, gross of valuation allowances is as follows:

	December 31, 2021		December 31, 2020
	Carrying Value	% of Total	Carrying Value	% of Total
Less than 50%	$460,038	13%	$358,963	8%
50% to 60%	1,566,825	43%	2,025,036	46%
61% to 70%	1,555,536	42%	1,847,531	42%
71% to 80%	82,909	2%	177,937	4%
81% to 90%	—	0%	—	0%
91% to 100%	—	0%	—	0%

Total mortgage loans	$3,665,308	100%	$4,409,467	100%

The loan-to-value ratio is determined using the most recent appraised value. Appraisals are updated periodically when there is an indication of a possible significant collateral decline or there are loan modifications or refinance requests. A loan-to-value ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral.

41

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagor and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. The Company maintains a general allowance for mortgage loan losses. The allowance is determined through an analysis of specific loans that are believed to have a higher risk of credit impairment. The Company held an allowance of $1,974 and $6,193 at December 31, 2021 and 2020, respectively.

One mortgage loan was impaired during the year ended December 31, 2021, via direct write down of the carrying amount of the loans in the amount of $5,936. Three mortgage loans were impaired during the year ended December 31, 2020, via direct write down of the carrying amount of the loans in the amount of $47,012. The impairments were recognized in net realized capital losses in the statements of operations. The recorded investment and unpaid principal balance of the impaired mortgage loans are $24,000 and $46,384, respectively, as of December 31, 2021. The recorded investment and unpaid principal balance of the impaired mortgage loans are $59,719 and $106,731, respectively, as of December 31, 2020. The average recorded investment in impaired loans was $41,860 and $83,749 for the years ended December 31, 2021 and 2020, respectively.

The Company did not restructure or take ownership of real estate in satisfaction of any mortgage loans during 2021 and 2020. Real estate acquired through foreclosure is a component of real estate in the statement of admitted assets, liabilities, and capital and surplus.

Credit risk concentration

The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. governments and U.S. special revenue bonds, the Company had no investments that exceeded 10% of the Company’s capital and surplus at December 31, 2021.

Restricted assets

The following assets are subject to applicable restrictions under each of the following areas:

	December 31, 2021

Restricted Asset Category	Total Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to repurchase agreements	$4,218,274	6%	6%
FHLB capital stock	132,912	0%	0%
On deposit with states	3,185	0%	0%
Pledged as collateral to FHLB	3,072,795	4%	4%
Pledged as collateral not captured in other categories	79,695	0%	0%

Total restricted assets	$7,506,861	10%	10%

42

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

	December 31, 2020

Restricted Asset Category	Total Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to repurchase agreements	$3,983,845	6%	6%
FHLB capital stock	132,912	0%	0%
On deposit with states	3,207	0%	0%
Pledged as collateral to FHLB	3,072,795	5%	5%
Pledged as collateral not captured in other categories	60,500	0%	0%

Total restricted assets	$7,253,259	11%	11%

Other

FHLB

The Company is a member of FHLB of Des Moines. In order to maintain its membership and borrow funds, the Company is required to purchase FHLB equity securities. As of December 31, 2021 and 2020, the Company owns common stock totaling $132,912, which is carried at cost. Resale of these securities is restricted only to FHLB. As a member of FHLB, the Company can borrow money provided that FHLB’s collateral and stock ownership requirements are met. The maximum amount a member can borrow is equal to thirty percent of the Company’s asset balance as of the prior quarter end subject to availability of acceptable collateral. The interest rate and repayment terms differ depending on the type of advance and the term selected. At December 31, 2021 and 2020, the Company had outstanding advances of $3,072,795 from FHLB (see Note 7).

Deposits with regulatory authorities

At December 31, 2021 and 2020, securities (primarily bonds) with admitted carrying values of $3,185 and $3,207 respectively, were on deposit with regulatory authorities as required by law.

43

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

4.	DERIVATIVES AND DERIVATIVE INSTRUMENTS

The following table presents the notional amounts, amortized cost, estimated fair value and carrying value of derivatives:

	December 31, 2021
	Notional Amount	Amortized Cost	Estimated Fair Value	Carrying Value
Assets:
Derivative instruments:
Call options	$21,653,368	$451,286	$1,470,505	$451,286
Futures	934,331	—	63,187	63,187
Interest rate floors	113,000	451	3,695	3,695
Foreign exchange forwards	19,655	—	518	518
Interest rate swaps	137,000	—	1,293	1,293

		$451,737	$1,539,198	$519,979

Liabilities:
Derivative instruments:
Foreign exchange forwards	$76,603	$—	$2,239	$2,239
Written options	8,044,350	156,199	691,562	156,199

		$156,199	$693,801	$158,438

	December 31, 2020
	Notional Amount	Amortized Cost	Estimated Fair Value	Carrying Value
Assets:
Derivative instruments:
Call options	$18,411,245	$411,350	$1,555,260	$411,350
Futures	899,525	—	40,466	40,466
Interest rate floors	113,000	716	7,670	7,670
Foreign exchange forwards	482	—	2	2

		$412,066	$1,603,398	$459,488

Liabilities:
Derivative instruments:
Foreign exchange forwards	$49,346	$—	$1,754	$1,754
Written options	6,119,887	174,648	847,281	174,648

		$174,648	$849,035	$176,402

44

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

The following table presents the impact of derivatives on net investment income and change in unrealized capital gains (losses):

	2021	2020	2019
Gain (loss) recognized in net investment income
Options	$553,436	$65,988	$7,106
Futures	208,649	32,028	163,155
Interest rate swaps	(144)	726	(83)
Interest rate floors	2,979	2,098	387

	$764,920	$100,840	$170,565

Gain (loss) recognized in net unrealized gains (losses):
Interest rate swaps	$1,293	$(362)	$769
Interest rate floors	(3,711)	2,735	2,185
Foreign exchange derivatives	31	(1,610)	209

	$(2,387)	$763	$3,163

The Company accounts for its financial options, futures, interest rate swaps, and other derivatives in accordance with SSAP 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions, except for those options accounted for in accordance with IAC 191-97, as discussed in Note 1. Following is a discussion of the various derivatives used by the Company.

Options and futures

The Company has indexed annuity and indexed universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indices. In order to fund these benefits the Company purchases index options that compensate the Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts to compensate it for increases in the same indices. The Company classifies these options and futures as derivative instruments.

In accordance with IAC 191-97, the Company carries financial options at amortized cost and amortizes the cost of the index options against investment income over the term of the option. When the options mature, any value received by the Company is reflected as investment income.

The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company’s variation margin accounts maintained with the counterparty. The Company reports the change in the futures variation margin accounts as investment income.

The hedged annuity liabilities are reported in the statutory statements of admitted assets, liabilities and capital and surplus as a component of liabilities for future policy benefits in accordance with IAC 191-97 and credited indexed returns are reflected in the reserve as realized based on actual index performance. The hedged life liabilities are reported in the statutory statements of admitted assets, liabilities and capital

45

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

and surplus as a component of liabilities for future policy benefits equal to the implied fair value appreciation of the index options until the policy anniversary date. At the anniversary date, the annuity and life policyholder account values are revalued with amounts credited to the policyholders recognized as a component of increase in aggregate reserves.

The adoption of IAC 191-97 has resulted in a timing variance between the emergence of income on futures and the emergence of the reserve increase associated with the hedged liabilities. The futures earnings are realized daily as they are earned, but the impact to the reserve of market appreciation does not occur until the policy anniversary. To mitigate this variance, to the extent the variance accelerates earnings, the Company has set up a voluntary statutory reserve. The amount of this reserve was $117,560 and $126,888 at December 31, 2021 and 2020, respectively, and is reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The voluntary reserve is not reported at a value below zero. Futures losses are recognized as incurred as a reduction in investment income.

Other derivative instruments

The Company has entered into interest rate floor and interest rate swap agreements to help manage its overall exposure to interest rate changes. These other derivative instruments do not hedge specific assets or liabilities and as such are not accounted for under hedge accounting. In accordance with SSAP 86, these swaps and floors are reported at fair value in the statements of admitted assets, liabilities and capital and surplus and changes in the fair value are reported as a change in unassigned surplus. The Company recognizes income (expense) on interest rate floor and swaps through investment income. This income is received or paid on reset/settlement date and is accrued until the next reset date.

The Company has entered into foreign currency forwards to protect itself against currency fluctuations on foreign currency denominated financial instruments. These forwards are reported at fair value in the statutory statements of admitted assets, liabilities, and capital and surplus and changes in fair value are reported as a component of change in unassigned surplus.

The following relates to interest rate swaps and interest rate floors. The interest rates are measured against 3-month LIBOR:

	2021	2020
Interest rate swaps:
Fixed rates	0.43% to 0.72%	—%
Interest rate floors, strike rates	3.00%	3.00%

Collateral on derivatives

As a result of market value changes, certain financial institutions involved in the interest rate swap agreements and financial options deposit cash with the Company to collateralize these obligations. The cash collateral and the amount that the Company was permitted to repledge were $350,759 and $295,681 at December 31, 2021 and 2020, respectively. The obligation to repay the collateral is reflected in repurchase agreements, FHLB advances and collateral on derivatives in the statements of admitted assets, liabilities and capital and surplus.

46

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

The Company generally limits its selection of counterparties that are obligated under its non-exchange traded derivative contracts to those with investment grade ratings. As of December 31, 2021, no counterparty had more than 3% exposure to the fair value of the Company’s derivative contracts. Entering into such agreements from financial institutions with long-standing performance records minimizes the credit risk. The amounts of such exposure are essentially the net replacement cost or fair value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the financial institution.

5.	OFFSETTING OF ASSETS AND LIABILITIES

Certain of the Company’s derivative instruments are subject to enforceable master netting arrangements that provide for the net settlement of all derivative contracts between the Company and counterparty in the event of default or upon the occurrence of certain termination events. Collateral support agreements are also in place requiring the Company or the counterparty to pledge collateral in the event minimum thresholds have been reached, typically related to the fair value of the outstanding derivatives. Additionally, certain of the Company’s repurchase agreements provide for net settlement on termination of the agreement.

The Company reports derivative instruments and repurchase agreements on a gross basis within the statements of admitted assets, liabilities, and capital and surplus.

The tables below present the Company’s gross and net derivative instruments and gross and net repurchase agreements by asset and liabilities:

	December 31, 2021
	Gross Amounts Presented in the Balance Sheet	Collateral- Financial Instruments and/or Cash	Net Amount
Offsetting of financial assets:
Derivatives	$519,979	$350,759	$169,220

Total financial assets	$519,979	$350,759	$169,220

Offsetting of financial liabilities:
Derivatives	$158,438	$—	$158,438
Repurchase agreements	4,508,905	4,508,905	—

Total financial liabilities	$4,667,343	$4,508,905	$158,438

47

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

	December 31, 2020
	Gross Amounts Presented in the Balance Sheet	Collateral- Financial Instruments and/or Cash	Net Amount
Offsetting of financial assets:
Derivatives	$459,488	$295,681	$163,807

Total financial assets	$459,488	$295,681	$163,807

Offsetting of financial liabilities:
Derivatives	$176,402	$—	$176,402
Repurchase agreements	4,179,530	4,179,530	—

Total financial liabilities	$4,355,932	$4,179,530	$176,402

6.	REAL ESTATE AND EQUIPMENT

The Company purchases and capitalizes various classes of assets in the regular course of its insurance operations. These assets are amortized using the straight-line and accelerated declining balance methodologies over a specified period of years that varies with the class of asset that ranges from 3 years to 39 years. The depreciation expense recorded in 2021, 2020 and 2019 was $22,935, $26,478 and $27,200, respectively. Following is a summary of the capitalized assets (including the Company’s office buildings and real estate acquired in satisfaction of mortgage loans) and the related accumulated depreciation for the major classes of assets:

	Range of Useful Lives	2021	2020
Land	N/A	$10,936	$10,936
Land improvements	15 years	1,099	1,057
Buildings and improvements	39 years	97,369	95,694
Leasehold improvements	Remaining Life of Lease	2,162	3,466
Furniture and fixtures	7 years	5,455	9,054
Computer equipment and software	3 years	237,354	228,492
Other	5 years	38	38

		354,413	348,737
Accumulated depreciation		(223,444)	(209,810)
Nonadmitted		(24,930)	(33,079)

Net admitted value		$106,039	$105,848

48

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

The net admitted value of these assets is reflected in the following lines in the Company’s statements of admitted assets, liabilities and capital and surplus:

	2021	2020
Real Estate	$100,145	$100,995
Other admitted assets	5,894	4,853

At December 31, 2021 and 2020, real estate consists of $100,145 and $100,995, respectively, for the Company’s offices.

7.	FHLB ADVANCES

The Company is a member of FHLB of Des Moines. In accordance with the FHLB membership agreement, the Company can be required to purchase FHLB common stock in order to borrow funds. These borrowings are reported as FHLB advances in the statements of admitted assets, liabilities and capital and surplus. The Company purchased $0 and $32,000 of additional common stock in 2021 and 2020, respectively. The Company did not sell any common stock in 2021 or 2020. In addition, the Company has posted mortgage loans and agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowings as collateral.

The amount of FHLB stock held is as follows:

	2021	2020
Membership stock - class A	$10,000	$10,000
Activity stock	122,912	122,912

Total	$132,912	$132,912

The Class A Membership Stock is not eligible for redemption.

49

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

At December 31, 2021 and 2020, the Company had outstanding advances of $3,072,795. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB of Des Moines for use in general operations would be accounted for consistent with SSAP No. 15 as borrowed money. The purpose of the advances is to complement the Company’s repurchase agreement program. The advances are reported as a component of repurchase agreements, FHLB advances and collateral on derivatives in the statements of admitted assets, liabilities and capital and surplus. The borrowings outstanding at December 31, 2021 is as follows:

Maturity Date	Advance	Rate
2/11/2022	$88,960	2.84%
3/16/2022	400,000	1.05%
3/18/2022	200,000	2.70%
5/2/2022	90,000	2.63%
6/27/2022	155,455	2.55%
9/9/2022	203,125	3.03%
1/10/2023	75,000	2.03%
1/13/2023	70,000	1.76%
2/3/2023	50,000	1.75%
2/14/2023	130,000	1.75%
3/16/2023	400,000	1.18%
5/18/2023	70,000	1.35%
6/26/2023	155,455	0.93%
10/5/2023	70,000	1.50%
10/30/2023	150,000	1.48%
12/18/2023	65,000	1.98%
1/11/2024	75,000	1.93%
4/1/2024	57,000	0.57%
11/20/2026	150,000	0.88%
11/23/2026	157,800	0.88%
12/18/2026	260,000	0.89%

	$3,072,795

The following table provides the maturity dates and interest rates for forward starting advances:

	December 31, 2021
	FHLB Forward Starting Advance
Maturity date year	Outstanding principle	Interest rate range
2025	$934,415	0.86% - 1.05%
2026	203,125	1.28%

Total FHLB forward starting advance	$1,137,540

50

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

Forward starting advances are advances that will settle in the future at locked in interest rates. The above forward starting advances will settle in 2022 and will replace the outstanding advances that mature in 2022.

Interest expense incurred during 2021, 2020 and 2019 was $57,009, $57,271 and $48,817, respectively, and is reported as a component of net investment income in the statement of operations. The Company has determined the actual maximum borrowing capacity as $3,944,256. The Company calculated this amount in accordance with limitations in the FHLB capital plan (e.g., current FHLB capital stock, limitations in the FHLB capital plan, current and potential acquisitions of FHLB capital stock, etc.).

The amount of collateral pledged to the FHLB is as follows:

Amount pledged as of reporting date	Fair Value	Carrying Value	Aggregate total borrowing
2021	4,728,480	4,418,691	3,072,795
2020	4,932,421	4,349,009	3,072,795

Maximum amount pledged during reporting period	Fair Value	Carrying Value	Amount borrowed at time of maximum collateral
2021	4,728,480	4,418,692	3,072,795
2020	5,034,115	4,624,514	3,072,795

51

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

8.	REPURCHASE AGREEMENTS

The following tables summarizes the repurchase agreements accounted for as a secured borrowing for the Company:

Type of Repo Trades Used

2021
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Bilateral (YES/NO)	YES	YES	YES	YES
Tri-party (YES/NO)	YES	YES	YES	YES

Original (flow) & residual maturity

	2021
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Maximum amount
Open - no maturity	$3,000	$4,136	$4,136	$1,136
Overnight	328,000	328,000	328,000	328,270
2 days to 1 week	328,000	328,000	328,000	478,270
>1 week to 1 month	328,000	650,633	478,270	478,270
>1 month to 3 months	391,633	823,133	328,000	408,270
>3 months to 1 year	575,133	656,500	1,368,428	1,721,668
>1 year	3,504,397	3,397,397	3,438,530	3,248,500

Ending balance
Open - no maturity	$3,000	$4,136	$1,136	$1,136
Overnight	—	—	—	—
2 days to 1 week	50,000	—	—	—
>1 week to 1 month	328,000	431,500	478,270	328,270
>1 month to 3 months	391,633	—	—	225,000
>3 months to 1 year	328,500	641,000	1,368,398	706,000
>1 year	3,359,397	3,335,030	2,811,102	3,248,500

52

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

Securities sold under repo- secured borrowing

	2021
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Maximum amount
Book adjusted carrying value (“BACV”)	XXX	XXX	XXX	$4,355,433
Nonadmitted - subset of BACV	XXX	XXX	XXX	XXX
Fair value	$4,605,216	$4,651,328	$4,811,784	$4,811,784

Ending Balance
BACV	XXX	XXX	XXX	$4,218,274
Nonadmitted - subset of BACV	XXX	XXX	XXX	XXX
Fair value	$4,575,686	$4,651,328	$4,811,784	$4,608,486

Securities sold under repo- secured borrowing by NAIC designation

	As of December 31, 2021
	NONE	NAIC 1	NAIC 2	NAIC 3
Bonds – BACV	$—	$1,379,843	$392,880	$—
Bonds – FV	—	1,469,772	416,607	—
LB & SS – BACV	—	2,445,551	—	—
LB & SS – FV	—	2,722,106	—	—
Total assets – BACV	$—	$3,825,394	$392,880	$—
Total assets – FV	$—	$4,191,878	$416,607	$—

	As of December 31, 2021
	NAIC 4	NAIC 5	NAIC 6	Non- Admitted
Bonds – BACV	$—	$—	$—	$—
Bonds – FV	—	—	—	—
LB & SS – BACV	—	—	—	—
LB & SS – FV	—	—	—	—
Total assets – BACV	$—	$—	$—	$—
Total assets – FV	$—	$—	$—	$—

53

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

Collateral received-secured borrowing

	2021
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Maximum Amount
Cash	$5,458,163	$6,187,798	$6,273,363	$6,664,383
Securities (FV)	—	—	—	—

Ending Balance
Cash	$4,460,530	$4,411,665	$4,658,905	$4,508,905
Securities (FV)	—	—	—	—

Cash and non-cash collateral received- secured borrowing by NAIC designation

	As of December 31, 2021
	NONE	NAIC 1	NAIC 2	NAIC 3
Ending balance
Cash	$4,508,905	$—	$—	$—
Total collateral assets – FV	$4,508,905	$—	$—	$—

	As of December 31, 2021
				Does Not
	NAIC 4	NAIC 5	NAIC 6	Qualify As
				Admitted
Ending balance
Cash	$—	$—	$—	$—
Total collateral assets – FV	$—	$—	$—	$—

Allocation of aggregate collateral by remaining contractual maturity

As of December 31, 2021
Fair Value
30 days or less	$328,270
31 to 90 days	225,000
> 90 days	3,954,500

54

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

Allocation of aggregate collateral reinvested by remaining contractual maturity

	As of December 31, 2021
	Amortized
	Cost	Fair Value
30 days or less	$—	$—
121 to 180 days	—	—
181 to 365 days	1,246	1,246
1 to 2 years	40,671	41,112
2 to 3 years	19,217	19,452
> 3 years	4,401,858	4,447,171

Liability to return collateral- secured borrowing

	2021
	FIRST	SECOND	THIRD	FOURTH
	QUARTER	QUARTER	QUARTER	QUARTER
Maximum amount
Cash (collateral - all)	$5,458,163	$6,187,798	$6,273,363	$6,664,383
Securities collateral (FV)	—	—	—	—

Ending balance
Cash (collateral - all)	$4,460,530	$4,411,665	$4,658,905	$4,508,905
Securities collateral (FV)	—	—	—	—

In addition to the securities summarized in the maturity distribution above, the Company holds short-term investments representing the balance of the repurchase agreement liabilities. The Master Repurchase Agreements with the various counterparties do not require the Company to invest the proceeds in securities with maturities matching the maturities of the repurchase agreement liabilities. As previously stated, a majority of the Company’s repurchase agreements are for terms of greater than one year. The Company has sufficient cash flows from operations and investment maturities, pay downs and calls to meet the repurchase obligations under the outstanding agreements. In addition, the Company has the ability to sell securities to meet future repayment obligations under the agreements.

55

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

9.	REINSURANCE

The Company is primarily involved in the cession and, to a lesser degree, assumption of life and annuity reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:

	2021		2020		2019
	Ceded	Assumed	Ceded	Assumed	Ceded	Assumed
Premiums written	$3,904,711	$1,666	$1,120,417	$13,064	$744,001	$43,933
Claims incurred	528,126	21,882	491,553	25,763	395,999	23,976
Reserve changes	3,480,002	(354,673)	432,783	(169,129)	(128,679)	4,008

Premiums and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policy benefit reserves and policy claims and benefits payable are reported net of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

The Company is a party to a reinsurance agreement with North American. In this indemnity agreement, the Company assumes 80% of all policies issued by North American on or after January 1, 2014 of specific annuity plans. The Company recognized $775, $12,929 and $43,733 at December 31, 2021, 2020 and 2019, respectively, of premium under this agreement in the statement of operations. The Company retrocedes 100% of this business to a third party reinsurer through a modified coinsurance agreement.

The Company is a party to a modified coinsurance agreement with a third-party reinsurer. This indemnity agreement covers 80% of all policies issued by the Company on or after January 1, 2014 of specific annuity plans along with 100% of the business the Company assumes from North American in the coinsurance agreement discussed in the previous paragraph. In this agreement, the Company retains, on behalf of the reinsurer, assets equal to the statutory liabilities associated with the reinsured policies. The Company recognized $1,137,689 and $2,600,569 at December 31, 2021 and 2020, respectively, of modified coinsurance reserves under this agreement in the statements of admitted assets, liabilities, and capital and surplus.

The Company is party to a reinsurance agreement providing for the coinsurance of 30% for certain policies that were acquired from an acquisition in 2002. The reinsurer assumes 30% of the net premiums and benefits related to this block of business and reimburses the Company for various expenses related to this business through the expense allowances provided for in the agreement. Reserve credits of $267,952 and $276,549 associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2021 and 2020, respectively.

The Company is a party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies of specific annuity plans issued from January 1, 2002 through March 31, 2005, 60% of substantially all policies of specific annuity plans issued from April 1, 2005 through February 29, 2008 and 50% of substantially all policies of

56

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

specific annuity plans issued from March 1, 2008 through November 30, 2013 of specific annuity plans. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory reserve associated with these policies. A funds withheld liability of $2,863,676 and $3,092,420 is reflected as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2021 and 2020, respectively.

The Company is a party to a coinsurance agreements with a third-party reinsurer. This indemnity agreement covers 100% of all policies issued from January 1, 2008 through September 30, 2009 of specific annuity plans. Reserve credits of $117,824 and $127,537, associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2021 and 2020, respectively. In addition, reserve credits of $1,473 and $816 associated with this agreement are reported as a component of policy and contract claims in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2021 and 2020, respectively.

The Company is party to a coinsurance and yearly renewable term agreement with a third-party reinsurer that was effective on January 1, 2016. The Company ceded policies issued during 2016 for specific annuity plans. Premiums ceded under this agreement of $20,352, $18,050 and $15,687 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the year ended December 31, 2021, 2020 and 2019, respectively. Reserve credits of $143,641 and $127,750 associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2021 and 2020, respectively. A funds withheld liability of $72,113 and $55,331 is reflected as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2021 and 2020, respectively.

The Company has a coinsurance agreement with MNL Re, an affiliated limited purpose subsidiary life insurance company. The agreement has subsequently been amended to extend the term and increase the life insurance policies covered under the agreement. The Company ceded a defined block of permanent life insurance products to MNL Re. The Company recognized reserve credits of $1,318,921 and $1,067,683 under this agreement on December 31, 2021 and 2020, respectively, which are reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The Company recognized $712,205 and $626,778 at December 31, 2021 and 2020, respectively, of funds held under coinsurance under this agreement in the statements of admitted assets, liabilities and capital and surplus. The reserve credit was supported by a contingent note guarantee (“LLC Note”) with a balance of $606,715 and $440,905 for 2021 and 2020, respectively. The LLC Note held by MNL Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of MNL Re.

On December 31, 2011, the Company entered into a coinsurance agreement with Solberg Re, an affiliated limited purpose subsidiary life insurance company. The agreement has subsequently been amended to extend the term and increase the life insurance policies covered under the agreement. The Company ceded a defined block of term life insurance to Solberg Re. The Company received experience refunds related to this agreement of $10,241, $18,170 and $12,015 during the years ended December 31, 2021,

57

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

2020 and 2019, respectively. The Company recognized reserve credits of $536,961 and $540,543 under this agreement on December 31, 2021 and 2020, respectively, which are reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The Company recognized $198,999 and $191,472 at December 31, 2021 and 2020, respectively, of funds held under coinsurance under this agreement which is reported as funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. The reserve credit was supported by an LLC Note with a balance of $337,962 and $349,070 for 2021 and 2020, respectively. The LLC Note held by Solberg Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of Solberg Re.

On September 30, 2019, the Company entered into a coinsurance agreement with Canal Re, an affiliated limited purpose subsidiary life insurance company. The Company ceded a defined block of term life insurance products to Canal Re. The Company received experience refunds related to this agreement of $25,549 and $44,467 during the years ended December 31, 2021 and 2020, respectively. The Company recognized reserve credit of $347,654 and $294,576 under this agreement on December 31, 2021 and 2020, respectively, which is reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The Company recognized $146,400 and $113,471 at December 31, 2021 and 2020, respectively, of funds held under coinsurance under this agreement which is reported as funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. The reserve credit was supported by an LLC Note with a balance of $201,253 and $181,105 for 2021 and 2020, respectively. The LLC Note held by Canal Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of Canal Re.

On December 31, 2020, the Company entered into a coinsurance agreement with a third party reinsurer. The Company has ceded a defined block of permanent life insurance products to the third party reinsurer. The Company recognized $549,956 and $465,852 at December 31, 2021 and 2020, respectively, of funds held under coinsurance under this agreement as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. A reserve credit of $739,591 and $626,313 associated with this agreement is reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2021 and 2020, respectively.

On October 31, 2021, the Company entered into a funds withheld coinsurance agreement with SFG Bermuda, an affiliated company domiciled in Bermuda, under which the Company ceded 100% of certain fixed index annuity policies issued prior to October 1, 2021. The Company also cedes 80% of all fixed index annuity policies issued on or after October 1, 2021. The Company ceded premiums of $3,410,246 during 2021 which includes the initial ceding premium on the inforce business ceded. The Company recognized $3,365,728 at December 31, 2021 of funds held under coinsurance under this agreement as a component of funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. A reserve credit of $3,356,579 associated with this agreement is reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2021. The treaty also involved the coinsurance of interest maintenance reserve

58

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

generated by the assets in the funds withheld portfolio. An interest maintenance reserve credit associated with this treaty of $490,480 is reported as a component of interest maintenance reserves in the statements of admitted assets liabilities and capital and surplus as of December 31, 2021.

The Company is a party to several reinsurance agreements with Scottish Re (U.S.), Inc. (“SRUS”) for cession of mortality risks on its life insurance business. SRUS was put into rehabilitation in 2019. In 2020, as a result of the Company’s ongoing assessment of the rehabilitation proceedings, it was deemed unlikely that the Company would be able to recover from SRUS the full amount of reserve credit recognized for business ceded to SRUS. In 2020, the Company recorded an impairment of $17,830 which was reflected in increase in liabilities for future life and annuity policy benefits in the statement of operations and as an increase of liabilities for future policy benefits on the statement of admitted assets, liabilities, and capital and surplus. As of December 31, 2021 and 2020, reserve credit of $8,826 and $14,801, respectively, net of impairment, was included in liabilities for future policy benefits on the statements of admitted assets, liabilities, and capital and surplus related to the Company’s reinsurance contracts with SRUS.

The estimated amount of the aggregate reduction in surplus (for agreements other than those under which the reinsurer may unilaterally cancel for reasons other than the nonpayment of premiums or other similar credits) for nonperformance or termination of all reinsurance agreements, by either party, is $1,057,380 as of December 31, 2021.

59

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

10.	FUTURE POLICY BENEFITS AND POLICY PREMIUMS DUE, DEFERRED OR UNCOLLECTED

Reserves for life contracts and deposit-type contracts

The Company waives deduction of deferred fractional premiums upon death of the insured. For policies without flexible premiums the Company returns any portion of the final premium beyond the policy month of death. Reserves include the excess of the surrender value over the reserve as otherwise computed. Additional premiums plus the regular gross premium for the true age are charged for substandard lives. Mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (50%) of the extra premium charge for the year for fixed premium plans and one-half of the extra risk charge for the month for flexible premium plans.

At December 31, 2021 and 2020, the Company had $14,366,065 and $16,571,341, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of Iowa. At December 31, 2021 and 2020, reserves to cover the above insurance totaled $275,708 and $273,443, respectively, before reinsurance ceded. The Company anticipates investment income as a factor in the calculations of its premium deficiency reserves.

The Company fully adopted valuation manual standard 20 (“VM-20”) as of January 1, 2020. The VM-20 reserving methodology is a principles based approach required for life insurance policies which uses prudent estimate assumptions. At December 31, 2021 and 2020, the Company held VM-20 reserves for the applicable life insurance policies in the amount of $3,266,645 and $778,106, respectively. These reserves were reflected in the liabilities for future policy benefits and as a decrease to unassigned surplus in the statements of admitted assets, liabilities and capital and surplus.

The Company adopted valuation manual standard 21 (“VM-21”) as of January 1, 2020. The VM-21 reserving methodology is a principles based approach required for variable annuity policies which uses prudent estimate assumptions for interest and other assumptions. The adoption of VM-21 resulted in a reduction of the applicable reserves on variable annuity policies in the amount of $12,573 and was reflected in the liabilities for future policy benefits and as an increase to unassigned surplus in the statements of admitted assets, liabilities and capital and surplus. The Company elected to record the full impact in 2020 rather than electing to grade in the change in valuation basis. At December 31, 2021 and 2020, the Company held VM-21 reserves for the applicable life insurance policies in the amount of $2,785,595 and $2,324,071, respectively. These reserves were reflected in the liabilities for future policy benefits and as a decrease to unassigned surplus in the statements of admitted assets, liabilities and capital and surplus.

60

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

Analysis of annuity actuarial reserves and deposit liabilities by withdrawal characteristics

A portion of the Company’s liabilities for future policy benefits relate to liabilities established on a variety of products that are not subject to significant mortality and morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics and the related percentage of the total, are summarized as follows at December 31:

Individual Annuities

	2021
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent

Subject to discretionary withdrawal
With market value adjustment	$22,736,206	$—	$—	$22,736,206	68%
At book value less current surrender charge of 5% or more	139,142	—	—	$139,142	—%
At fair value - separate account non-guaranteed	—	—	2,497,318	2,497,318	8%

Total with market value adjustment	22,875,348	—	2,497,318	$25,372,666	76%

At book value without adjustment (minimal or no charge or adjustment)	7,578,348	—	—	$7,578,348	23%

Not subject to discretionary withdrawal	284,492	—	—	$284,492	1%

Total	30,738,188	—	2,497,318	$33,235,506	100%

Reinsurance ceded	4,804,586	—	—	4,804,586

Total (gross - ceded)	$25,933,602	$—	$2,497,318	$28,430,920

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$54,694

61

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

	2020
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent

Subject to discretionary withdrawal
With market value adjustment	$22,180,061	$—	$—	$22,180,061	70%
At book value less current surrender charge of 5% or more	254,248	—	—	254,248	1%
At fair value - separate account non-guaranteed	—	—	2,029,339	2,029,339	7%

Total with market value adjustment	22,434,309	—	2,029,339	24,463,648	78%

At book value without adjustment (minimal or no charge or adjustment)	6,432,378	—	—	6,432,378	21%

Not subject to discretionary withdrawal	287,636	—	—	287,636	1%

Total	29,154,323	—	2,029,339	31,183,662	100%

Reinsurance ceded	2,017,289	—	—	2,017,289

Total (gross - ceded)	$27,137,034	$—	$2,029,339	$29,166,373

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$5,105

Group Annuities

	2021
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent

Subject to discretionary withdrawal
With market value adjustment	$1,910,147	$—	$—	$1,910,147	35%
At book value less current surrender charge of 5% or more	4,965	—	—	4,965	—%
At fair value - separate account non-guaranteed	—	—	—	—	—%

Total with market value adjustment	1,915,112	—	—	1,915,112	35%

At book value without adjustment (minimal or no charge or adjustment)	3,313,807	—	—	3,313,807	62%

Not subject to discretionary withdrawal	170,967	—	—	170,967	3%

Total (gross: direct + assumed	5,399,886	—	—	5,399,886	100%

Reinsurance ceded	1,685,310	—	—	1,685,310

Total (gross - ceded)	$3,714,576	$—	$—	$3,714,576

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—

62

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

	2020
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent

Subject to discretionary withdrawal
With market value adjustment	$2,298,845	$—	$—	2,298,845	39%
At book value less current surrender charge of 5% or more	5,850	—	—	5,850	—%
At fair value - separate account non-guaranteed	—	—	—	—	—%

Total with market value adjustment	2,304,695	—	—	2,304,695	39%

At book value without adjustment (minimal or no charge or adjustment)	3,491,299	—	—	3,491,299	60%

Not subject to discretionary withdrawal	32,157	—	—	32,157	1%

Total (gross: direct + assumed	5,828,151	—	—	5,828,151	100%

Reinsurance ceded	1,336,896	—	—	1,336,896

Total (gross - ceded)	$4,491,255	$—	$—	$4,491,255

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—

Deposit-type Contracts

	2021
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent

Subject to discretionary withdrawal
With market value adjustment	$3,841	$—	$—	3,841	1%
At book value less current surrender charge of 5% or more	—	—	—	—	—%
At fair value - separate account non-guaranteed	—	—	—	—	—%

Total with market value adjustment	3,841	—	—	3,841	1%

At book value without adjustment (minimal or no charge or adjustment)	327,307	—	—	327,307	56%

Not subject to discretionary withdrawal	255,265	—	—	255,265	43%

Total (gross: direct + assumed	586,413	—	—	586,413	100%

Reinsurance ceded	654	—	—	654

Total (gross - ceded)	$585,759	$—	$—	$585,759

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—

63

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

	2020
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	Percent

Subject to discretionary withdrawal
With market value adjustment	$5,243	$—	$—	5,243	2%
At book value less current surrender charge of 5% or more	—	—	—	—	—%
At fair value - separate account non-guaranteed	—	—	—	—	—%

Total with market value adjustment	5,243	—	—	5,243	2%

At book value without adjustment (minimal or no charge or adjustment)	100,256	—	—	100,256	29%

Not subject to discretionary withdrawal	239,837	—	—	239,837	69%

Total (gross: direct + assumed	345,336	—	—	345,336	100%

Reinsurance ceded	732	—	—	732

Total (gross - ceded)	$344,604	$—	$—	$344,604

Amount included in book value less surrender charges above that will move to book value without adjustment for the first time within the year after the statement date:	$—

64

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

Analysis of life actuarial reserves by withdrawal characteristics

	2021
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$8,673,914	$8,632,526	$8,558,333
Universal life with secondary guarantees	524,521	386,536	2,299,982
Indexed universal life	4,263,219	3,818,356	3,845,318
Indexed universal life with secondary guarantees	554,629	405,302	868,741
Other permanent cash value life insurance	185,551	185,551	293,788
Variable universal life	90,985	89,976	94,728

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	1,369,169
Accidental death benefits	—	—	715
Disability - active lives	—	—	7,779
Disability - disabled lives	—	—	39,207
Miscellaneous reserves	—	—	392,582

Total	14,292,819	13,518,247	17,770,342
Reinsurance ceded	646,296	499,480	3,490,382

Total net of reinsurance ceded	$13,646,523	$13,018,767	$14,279,960

	2021
	Separate Account with Guarantees
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$2,891,381	$2,891,381	$2,890,763
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	—	—	—

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—

Total	2,891,381	2,891,381	2,890,763
Reinsurance ceded	—	—	—

Total net of reinsurance ceded	$2,891,381	$2,891,381	$2,890,763

65

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

	2021

	Separate Account Non-guaranteed

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$—	$—	$—
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	792,341	779,257	782,030

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—

Total	792,341	779,257	782,030
Reinsurance ceded	—	—	—

Total net of reinsurance ceded	$792,341	$779,257	$782,030

	2020

	General Account

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$6,466,529	$6,436,172	$6,374,205
Universal life with secondary guarantees	641,475	477,144	2,163,479
Indexed universal life	3,536,864	3,151,404	3,170,802
Indexed universal life with secondary guarantees	632,652	461,587	875,618
Other permanent cash value life insurance	181,692	181,692	286,980
Variable universal life	83,276	82,000	87,144

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	1,331,863
Accidental death benefits	—	—	760
Disability - active lives	—	—	8,927
Disability - disabled lives	—	—	41,791
Miscellaneous reserves	—	—	399,619

Total	11,542,488	10,789,999	14,741,188
Reinsurance ceded	232,935	233,111	3,146,075

Total net of reinsurance ceded	$11,309,553	$10,556,888	$11,595,113

66

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

2020

Separate Account with Guarantees

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$2,735,962	$2,735,962	$2,735,375
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	—	—	—

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—

Total	2,735,962	2,735,962	2,735,375
Reinsurance ceded	—	—	—

Total net of reinsurance ceded	$2,735,962	$2,735,962	$2,735,375

2020

Separate Account Non-guaranteed

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$—	$—	$—
Universal life with secondary guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with secondary guarantees	—	—	—
Other permanent cash value life insurance	—	—	—
Variable universal life	710,833	695,326	698,073

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability - active lives	—	—	—
Disability - disabled lives	—	—	—
Miscellaneous reserves	—	—	—

Total	710,833	695,326	698,073
Reinsurance ceded	—	—	—

Total net of reinsurance ceded	$710,833	$695,326	$698,073

67

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

Policy premium due, deferred and uncollected

Gross premiums are amounts charged to the policyholder and recognized as income when due from policyholders under the terms of the insurance contract. Net premiums are the amount calculated on the basis of the interest and mortality table used to calculate the policy reserves. The difference between gross premium and net premium is referred to as loading and generally includes allowances for acquisition costs and other expenses, but also includes the differences in mortality and interest assumptions utilized for statutory reserving purposes.

Due, deferred and uncollected life insurance premiums (net of reinsurance ceded) are summarized as follows at December 31:

	2021		2020
	Gross	Net of Loading	Gross	Net of Loading
Ordinary - new business	$8,379	$1,968	$7,632	$319
Ordinary - renewal	79,533	162,854	77,002	158,628

	$87,912	$164,822	$84,634	$158,947

11.	SEPARATE ACCOUNTS

The Company has separate accounts for its variable life and annuity business and a portion of its bank owned life insurance business. Information regarding the separate accounts of the Company is as follows:

	2021	2020
Reserves at December 31 for accounts with assets at:
Market value	$3,279,348	$2,727,412
Amortized cost	2,890,763	2,735,375

Total reserves	$6,170,111	$5,462,787

By withdrawal characteristics:
At book value without MV adjustment and with current surrender charges less than 5%	$6,170,111	$5,462,787
Not subject to discretionary withdrawal	—	—

Reserves for asset default risk in lieu of AVR	$6,170,111	$5,462,787

68

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

Following is a summary reconciliation of amounts reported as transfers to and from separate accounts in the summary of operations of the Company’s NAIC separate account annual statements with the amounts reported as net transfers to separate accounts in the accompanying statements of operations for the years ended December 31:

	2021	2020	2019
Reconciliations of net transfers to (from) separate accounts
Transfers of premiums to separate accounts	$651,572	$295,797	$353,359
Transfers from separate accounts	(394,848)	(298,174)	(282,843)

Net transfers to (from) the separate accounts as reported in the statements of operations	$256,724	$(2,377)	$70,516

The Company has variable annuities with guaranteed benefits including guaranteed death benefits and guaranteed living benefits. The total maximum guarantee provided to the separate account associated with guaranteed death benefits of $47,870, $48,759, $48,744, $85,497 and $47,313 as of December 31, 2021, 2020, 2019, 2018 and 2017, respectively. The risk charges remitted to the general account associated with these guarantees was $868, $747, $512, $590 and $638 for 2021, 2020, 2019, 2018 and 2017, respectively.

12.	CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company has 2,549,439 common stock shares authorized, issued and outstanding. The Company has no preferred stock outstanding. Without prior approval of its domiciliary commissioner, dividends to shareholders is limited by the laws of the Company’s state of incorporation, Iowa, to $985,380 in 2022 an amount that is based on restrictions relating to the 2021 net gain from operations and statutory surplus. Within these limitations, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to its stockholder. The unassigned surplus of $3,414,966 is unrestricted and held for the benefit of the Company’s stockholder.

During 2021, the Company paid ordinary cash dividends in the amounts of $219,652 on March 31 and $80,000 on December 31 to its stockholder, SFG.

On October 25, 2013, the Company issued a surplus note to its parent, SFG, for $142,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears annual interest at 7.5% payable in semi-annual installments. The maturity date of the note is October 31, 2043. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $10,650 in 2021, 2020 and 2019. The Company has recognized life-to-date interest of $88,850.

On December 30, 2014, the Company issued a surplus note to its parent, SFG, for $200,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears annual interest at 7.0% payable in semi-annual installments. The maturity date of the note is December 30, 2044. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $14,000 in 2021, 2020 and 2019. The Company has recognized life-to-date interest of $98,000.

69

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

On June 30, 2017, the Company issued a surplus note to its parent, SFG, for $295,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears annual interest at 6.0% payable in semi-annual installments. The maturity date of the note is June 30, 2047. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $17,700 in 2021, 2020, and 2019. The Company has recognized life-to-date interest of $77,347.

On December 30, 2017, the Company issued a surplus note to its parent, SFG, for $200,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears an annual interest rate at 6.0% payable in semi-annual installments. The maturity date of the note is December 30, 2047. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $12,000 in 2021, 2020, and 2019. The Company has recognized life-to-date interest of $48,000.

On December 30, 2020, the Company issued a surplus note to its parent, SFG, for $200,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears an annual interest rate at 6.5% payable in semi-annual installments. The maturity date of the note is December 30, 2050. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $10,863 and $0 in 2021 and 2020, respectively. The Company has recognized life-to-date interest of $10,863.

13.	INCOME TAXES

The components of the net deferred tax asset recognized by the Company at December 31 are as follows:

	2021			2020			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax asset	$576,282	$46,816	$623,098	$560,764	$61,252	$622,016	$15,518	$(14,436)	$1,082
Statutory valuation allowance	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax	576,282	46,816	623,098	560,764	61,252	622,016	15,518	(14,436)	1,082
Deferred tax assets nonadmitted	134,105		134,105	152,426	—	152,426	(18,321)	—	(18,321)

Subtotal net admitted deferred tax asset	442,177	46,816	488,993	408,338	61,252	469,590	33,839	(14,436)	19,403

Deferred tax liabilities	149,755		149,755	166,272	—	166,272	(16,517)	—	(16,517)

Net admitted deferred tax	$292,422	$46,816	$339,238	$242,066	$61,252	$303,318	$50,356	$(14,436)	$35,920

70

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

	2021			2020			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission Calculation
Components SSAP No. 101:
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$46,816	$46,816	$—	$—	$—	$—	$46,816	$46,816

(b) Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	292,422	—	$292,422	242,066	61,252	$303,318	50,356	(61,252)	$(10,896)

Adjusted gross deferred be realized following the balance sheet date	292,422	—	$292,422	242,066	61,252	303,318	50,356	(61,252)	(10,896)
Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	735,727	XXX	XXX	584,533	XXX	XXX	151,194
(c) Adjusted gross deferred tax assets offset by gross deferred tax liabilities	149,755	—	$149,755	166,272	—	166,272	(16,517)	—	$(16,517)

Deferred tax assets admitted as the result of application of SSAP No. 101 (a)+(b)+(c)	$442,177	$46,816	$488,993	$408,338	$61,252	$469,590	$33,839	$(14,436)	$19,403

71

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

	2021	2020
Ratio percentage used to determine recovery period and threshold limitation amount	844%	752%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$4,904,846	$3,896,885

The impact of tax planning strategies at December 31 is as follows:

	2021		2020		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1-3) Ordinary	(6) (Col 2-4) Capital

Impact of tax-planning strategies
(a) Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
1. Adjusted gross DTAs amount from note 9A1(c)	$576,282	$46,816	$560,764	$61,252	$15,518	$(14,436)
2. Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	1.1%	7.5%	1.4%	9.8%	(0.3)%	(2.3)%
3. Net admitted adjusted gross DTAs amount from note 9A1(e)	$442,177	$46,816	$408,338	$61,252	$33,839	$(14,436)
4. Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	2.0%	13.8%	2.8%	20.2%	(0.8)%	(6.4)%

The Company’s tax-planning strategies do not include the use of reinsurance.

There are no deferred tax liabilities that have not been recognized.

Current income taxes incurred consist of the following major components at December 31:

	2021	2020	2019
Current income tax:
Federal income tax on operations	$137,652	$120,855	$63,666
Federal income tax on net capital gains	180,995	7,780	7,214
Other	(14,838)	4,832	6,571

Federal and foreign income taxes incurred	$303,809	$133,467	$77,451

72

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

The components of deferred tax assets and deferred tax liabilities are as follows:

	2021	2020	Change
Deferred tax assets:
Ordinary
Policyholder reserves	$285,903	$316,834	$(30,931)
Investments	2,843	2,722	121
Deferred acquisition costs	232,876	187,240	45,636
Fixed assets	5,147	6,870	(1,723)
Compensation and benefits accrual	2,980	2,927	53
Pension accrual	30,190	29,005	1,185
Receivables - nonadmitted	1,391	1,552	(161)
Other (including items <5% of total ordinary tax assets)	14,952	13,614	1,338

Subtotal	576,282	560,764	15,518

Nonadmitted	134,105	152,426	(18,321)

Admitted ordinary deferred tax assets	442,177	408,338	33,839

Capital
Investments	46,816	61,252	(14,436)

Admitted capital deferred tax assets	46,816	61,252	(14,436)

Admitted deferred tax assets	$488,993	$469,590	$19,403

Deferred Tax Liabilities:
Ordinary
Investments	$54,237	$58,225	$(3,988)
Fixed assets	9,798	11,015	(1,217)
Deferred and uncollected premium	34,613	33,379	1,234
Policyholder reserves	51,563	64,829	(13,266)
Other (including items <5% of total ordinary tax liabilities)	(456)	(1,176)	720

Subtotal	149,755	166,272	(16,517)

Deferred tax liabilities	149,755	166,272	(16,517)

Net deferred tax assets	$339,238	$303,318	$35,920

73

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

The provision for income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before income taxes. The significant items causing this difference for the year ended December 31, 2021, are as follows:

	Tax Effect	Effective Tax Rate
Provision computed at statutory rate	$386,251	21.0%
IMR amortization	(5,224)	(0.3)%
Tax exempt income	(55,993)	(3.0)%
Tax credits	(40,467)	(2.2)%
Change in nonadmitted assets	1,793	0.1%
Other	(21,198)	(1.2)%

Total statutory income taxes	$265,162	14.4%

Federal income taxes incurred	$303,809	16.5%
Change in net deferred income taxes	(38,647)	(2.1)%

Total statutory income taxes	$265,162	14.4%

At December 31, 2021, the Company had no operating loss or tax credit carryforwards available and has not made any deposits under Section 6603 of the Internal Revenue Code. The income taxes incurred in the current and prior years that will be available for recoupment in the event of a future capital loss are $198,525 in 2021, $15,775 in 2020 and $3,075 in 2019.

14.	EMPLOYEE BENEFIT PLANS

The Company provides certain postretirement health care and life insurance benefits for eligible active employees through health and welfare benefit plans. Substantially all employees working for the Company are eligible for those benefits at retirement. The type and amount of benefit varies based on the plan in effect for a particular employee group.

As of December 31, 2021, the Company anticipates contributing the following amounts to its health care plan:

2022	$1,034
2023	1,044
2024	1,060
2025	1,113
2026	1,180

Thereafter	6,421

74

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

The following table summarizes the assets, benefit obligations and other information related to these plans as of December 31, 2021 and 2020:

	Underfunded
Change in Postretirement Benefits	2021	2020	2019
Benefit obligation at beginning of year	$35,149	$30,335	$26,488
Service cost	1,600	1,319	1,141
Interest cost	814	939	1,050
Contribution by plan participants	509	523	390
Actuarial gain (loss)	(4,199)	3,929	2,629
Benefits paid	(1,032)	(1,214)	(1,363)
Plan amendments	—	(682)	—

Benefit obligation at end of year	$32,841	$35,149	$30,335

	Postretirement Benefits
Change in plan assets	2021	2020
Fair value of plan assets at beginning of year	$—	$—
Actual return on plan assets	—	—
Foreign currency exchange rate changes	—	—
Reporting entity contribution	523	690
Aplan participants’ contributions	509	523
Benefits paid	(1,032)	(1,213)
Business combinations, divestitures and settlements	—	—

Fair value of plan assets at end of year	$—	$—

	Postretirement Benefits
Components of net periodic benefit costs	2021	2020	2019
Service cost	$1,600	$1,319	$1,141
Interest cost	814	939	1,050
Gains and losses	367	210	—
Prior service cost or credits	(96)	(81)	104

Total net periodic benefit cost	$2,685	$2,387	$2,295

Amounts in unassigned funds (surplus) recognized	Postretirement Benefits
as components of net periodic benefit cost	2021	2020	2019
Net prior service cost or credit arising during the period	$—	$(683)	$—
Net prior service cost or credit recognized	96	81	(104)
Net gain and loss arising during the period	(4,199)	3,929	2,629
Net gain and loss recognized	(367)	(210)	—

Items not yet recognized as a component of net periodic cost - current year	$(4,470)	$3,117	$2,525

75

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

Amounts in unassigned funds (surplus) that have not
yet been recognized as components of net periodic	Postretirement Benefits
benefit cost	2021	2020
Net prior service cost or credit	$—	$(96)
Net recognized gains and losses	17	449

Weighted-average assumptions used to determine	Postretirement Benefits
net periodic benefit cost as of December 31	2021	2020
Weighted-average discount rate	2.40%	3.12%
Expected long-term rate of return on plan assets	n/a	n/a
Rate of compensation increase	n/a	n/a

Weighted-average assumptions used to determine	Postretirement Benefits
projected benefit obligation as of December 31	2021	2020
Weighted average discount rate	2.75%	2.40%
Rate of compensation increase	n/a	n/a

The Company participates in an Employee Stock Ownership Plan (“ESOP”) sponsored by SEI covering eligible employees of SFG. SFG pays and recognizes as an expense the current year allocation to its employees pursuant to the terms of a service agreement with SEI. SEI is responsible for funding employee distributions from the SEI ESOP to participants as they occur.

Compensation expense is recognized as shares to participants are committed to be released.

The expense for 2021, 2020 and 2019 was $33,375, $17,501 and $22,136, respectively.

15.	OTHER RELATED PARTY TRANSACTIONS

The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefit and management services. The Company was charged $36,321, $31,765 and $34,493 in 2021, 2020 and 2019 , respectively, related to these contracts.

In 2013, the Company issued guaranteed investment contracts (“GICs”) to SEI for $102,000. In 2016, the Company issued additional GICs of $100,000. During 2020, the contracts were surrendered. In 2021, Midland National reissued GICs to SEI for $200,000 that had been surrendered in 2020. These contracts totaling $200,000 and $0 in 2021 and 2020, respectively, are included in liabilities for deposit type funds in the statements of admitted assets, liabilities and capital and surplus. Interest incurred on these contracts was $1,386, $3,114 and $4,932 in 2021, 2020 and 2019, respectively.

The Company pays investment management fees to an affiliate, Guggenheim Partners Investment Management Inc. (“GPIM”). SEI holds an indirect interest in Guggenheim. During 2021, 2020 and 2019, the Company incurred fees of $53,321, $47,585 and $44,239, respectively, for these investment management services. The fees are calculated based on the average fair value of invested assets under management multiplied by a contractual rate.

76

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

Guggenheim Commercial Real Estate Finance, LLC, (an indirect subsidiary of Guggenheim) provides commercial mortgage loan origination and servicing services for the Company. The Company incurred expense of $7,651, $7,776 and $8,109 in 2021, 2020 and 2019, respectively, for these commercial mortgage services. The fee is calculated monthly based on the outstanding principal balance of the commercial mortgage loans and real estate owned multiplied by a contractual rate.

SEI has a noncontrolling interest in KDC Holdings, LLC (“KDC”), a real estate development and investment company focusing on office build-to-suite facilities. KDC Des Moines Development One, LLC, (“KDCDM”) a subsidiary of KDC, provided services to the Company associated with the construction of a new home office building in West Des Moines, Iowa. During 2021 and 2020, the Company paid KDCDM $0 and $2,909, respectively, for these services, and capitalized those costs as building and improvements reported as a component of real estate in the statements of admitted assets, liabilities and capital and surplus.

In December 2020, the Company originated a commercial mortgage loan for Pathfinder Ranches, LLC, which is an indirect subsidiary of SEI. The reported value was $25,000 at December 31, 2021 and 2020, and is reported in mortgage loans in the statements of admitted assets, liabilities and capital and surplus at December 31, 2021. The loan was issued at 4.35% and matures in 2027. Interest earned on this loan was $1,088 in 2021.

At December 31, 2021, the Company holds an investment security issued by GPIM. The security is reported in invested assets in the statements of admitted assets, liabilities, and capital and surplus at December 31, 2021 (3.50% interest, $51,816 par, $51,778 reported value, due 2023). At December 31, 2020, the security was reported in invested assets in the statements of admitted assets, liabilities, and capital and surplus (3.50% interest, $52,413 par, $52,355 reported value, due 2023).

The Company holds $348,173 and $566,036 of investments in debt securities issued by affiliates which are reported in bonds in the statements of admitted assets, liabilities, and capital and surplus at December 31, 2021 and December 31, 2020, respectively. The Company also holds $1,078,429 and $605,653 of limited partnership interests in affiliates which are reported in other invested assets in the statement of admitted assets, liabilities, and capital and surplus at December 31, 2021 and 2020, respectively.

The Company provided certain investment, accounting, policy administration and management services to North American. The Company received reimbursements of $147,536, $128,942 and $132,296 in 2021, 2020 and 2019, respectively, for the costs incurred to render such services.

The Company provides certain insurance and noninsurance services to MNL Re. The Company received reimbursements of $100 in each of 2021, 2020 and 2019 for the costs incurred to render such services.

The Company provides certain insurance and noninsurance services to Solberg Re. The Company received reimbursements of $100 in each of 2021, 2020 and 2019 for the costs incurred to render such services.

The Company provides certain insurance and noninsurance services to Canal Re. The Company received reimbursements of $100, $125 and $0 in 2021, 2020 and 2019, respectively, for the costs incurred to render such services.

77

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

The Company provided certain investment, accounting, payroll administration and management services to SIG for which it was reimbursed $6,305, $6,333 and $5,527 in 2021, 2020 and 2019, respectively, for costs incurred to render such services.

The Company provided certain investment, accounting, payroll administration and management services to SFN for which it was reimbursed $24,945, $19,750 and $22,304 in 2021, 2020 and 2019, respectively, for costs incurred to render such services.

The Company provides certain accounting, payroll administration and management services to Beacon. The Company received reimbursements of $270 in 2021 and $0 in 2020 and 2019, respectively, for the costs incurred to render such services.

The Company provides certain insurance and noninsurance services to SFG Bermuda. The Company received reimbursements of $500 in 2021 and $0 in 2020 and 2019, for the costs incurred to render such services.

The Company issued surplus notes payable to SFG. The borrowings were $1,037,000 as of December 31, 2021 and 2020. The Company paid interest to SFG in the amount of $65,213 in 2021 and $54,350 2020 and 2019. See Note 12 for further discussion of these surplus notes.

The Company is party to coinsurance agreements with North American, MNL Re, Solberg Re, Canal Re, and SFG Bermuda. See Note 9 for further discussion of these transactions.

78

MIDLAND NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Sammons Financial Group, Inc.)

NOTES TO FINANCIAL STATEMENTS – STATUTORY BASIS

AS OF DECEMBER 31, 2021, 2020 and 2019

(Dollars in Thousands)

16.	COMMITMENTS AND CONTINGENCIES

Limited partnership commitments

At December 31, 2021 and 2020, the Company had outstanding capital commitments to limited partnerships of $751,352 and $832,285, respectively.

Lease commitments

The Company leases certain equipment and office space. Rental expense on operating leases of $1,871, $4,055 and $4,323 were incurred in 2021, 2020 and 2019, respectively. The approximate future minimum lease payments under these non-cancelable leases at December 31, 2021 are as follows:

2022	$488
2023	506
2024	506
2025	441
2026	313
Thereafter	2,349

Other contingencies

Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s own financial strength.

The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in the aggregate, will not materially affect the Company’s financial position or results of operations.

17.	SUBSEQUENT EVENTS

The Company evaluated subsequent events through April 21, 2022, the date the financial statements were available to be issued. There were no subsequent event transactions that required disclosure in the financial statements.

On February 24, 2022, the armed forces of the Russian Federation invaded Ukraine. The invasion has caused a major disruption to the people and businesses of Ukraine and has resulted in numerous sanctions being placed on the government and businesses of Russia. The Company has limited exposure to this conflict in the form of fixed maturity securities held by the Company that were issued by entities in Russia and Ukraine or issued with underlying exposure to collateral associated with Russia. The Company is unable to estimate the specific impact to those investments at this time, but does not believe that impact will be material to the overall results of the Company.

79